  As filed with the U.S. Securities and Exchange Commission on April 27, 2006
                          Registration No. 333-100567
                ----------------------------------------------
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              ------------------
                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       POST EFFECTIVE AMENDMENT NO.5 [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 7 [X]

        John Hancock Life Insurance Company (U.S.A.) SEPARATE ACCOUNT N
                           (Exact Name of Registrant)

                 John Hancock Life Insurance Company (U.S.A.)
                              (Name of Depositor)

                              197 Clarendon Street
                               Boston, MA 02117
         (Complete address of depositor's principal executive offices)

                  Depositor's Telephone Number: 617-572-6000
                              ------------------
                             JAMES C. HOODLET, ESQ.
                 John Hancock Life Insurance Company (U.S.A.)
                             U.S. Protection - LAW
                               JOHN HANCOCK PLACE
                                BOSTON, MA 02117
                (Name and complete address of agent for service)
                              ------------------
                                    Copy to:
                            THOMAS C. LAUERMAN, ESQ.
                                Jorden Burt LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-5208
                              ------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on May 1, 2006 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                          Prospectus dated May 1, 2006

                  John Hancock Life Insurance Company (U.S.A.)
                               Separate Account N

                                  Corporate VUL
                A Flexible Premium Variable Life Insurance Policy

Science & Technology            American Growth               American Growth-Income
Pacific Rim                     U.S. Global Leaders Growth    Equity-Income
Health Sciences                 Quantitative All Cap          American Blue Chip Income and Growth
Emerging Growth                 All Cap Core                  Income & Value
Emerging Small Company                                        PIMCO VIT All Asset
Small Cap                       Total Stock Market Index      Global Allocation
Small Cap Index                 Blue Chip Growth              High Yield
                                U.S. Large Cap                U.S. High Yield Bond
Dynamic Growth                  Core Equity                   Strategic Bond
Mid Cap Stock                   Strategic Value               Strategic Income
Natural Resources               Large Cap Value               Global Bond
All Cap Growth                  Classic Value                 Investment Quality Bond
Strategic Opportunities         Utilities                     Total Return
                                                              American Bond
Financial Services              Real Estate Securities        Real Return Bond
International Opportunities     Small Cap Opportunities       Core Bond
                                Small Company Value           Active Bond
International Small Cap         Special Value                 U.S. Government Securities
International Equity Index A    Mid Cap Value                 Money Market
American International          Value                         Lifestyle Aggressive
International Value             All Cap Value                 Lifestyle Growth
International Core              500 Index
Quantitative Mid Cap            500 Index B                   Lifestyle Balanced
Mid Cap Index                   Fundamental Value             Lifestyle Moderate
Mid Cap Core                    U.S. Core                     Lifestyle Conservative
Global                          Large Cap
Capital Appreciation            Quantitative Value

                             * * * * * * * * * * * *

     The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     CVUL03 5/2006

                                TABLE OF CONTENTS

RISKS/BENEFITS SUMMARY.....................................................    3
  Benefits.................................................................    3
  Risks....................................................................    4
FEE TABLE..................................................................    5
TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS.....................    7
POLICY SUMMARY.............................................................   13
  General..................................................................   13
  Death Benefits...........................................................   13
  Premiums.................................................................   14
  Policy Value.............................................................   14
  Policy Loans.............................................................   14
  Surrender and Partial Withdrawals........................................   14
  Lapse and Reinstatement..................................................   14
  Charges and Deductions...................................................   14
  Investment Options and Investment Subadvisers............................   15
  Investment Management Fees and Expenses..................................   15
GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE
 SEPARATE ACCOUNT..........................................................   15
  John Hancock USA.........................................................   15
  Ratings..................................................................   15
  The Separate Account.....................................................   16
ISSUING A POLICY...........................................................   16
  Use of the Policy........................................................   16
  Requirements.............................................................   16
  Temporary Insurance Agreement............................................   17
  Underwriting.............................................................   17
  Right to Examine the Policy..............................................   17
  Life Insurance Qualification.............................................   18
DEATH BENEFITS.............................................................   18
  Flexible Term Insurance Option Rider.....................................   19
  Death Benefit Options....................................................   20
  Changing the Death Benefit Option........................................   20
  Changing the Face Amount and Scheduled Death Benefits....................   21
PREMIUM PAYMENTS...........................................................   23
  Initial Premiums.........................................................   23
  Subsequent Premiums......................................................   23
  Premium Limitations......................................................   24
  Premium Allocation.......................................................   24
CHARGES AND DEDUCTIONS.....................................................   24
  Premium Load.............................................................   24
  Sales Load or Surrender Charge...........................................   24
  Monthly Deductions.......................................................   25
  Asset Based Risk Charge Deducted from Investment Accounts................   27
  Investment Management Fees and Expenses..................................   27
  Reduction in Charges and Enhanced Surrender Values.......................   27
COMPANY TAX CONSIDERATIONS.................................................   27
POLICY VALUE...............................................................   27
  Determination of the Policy Value........................................   27
  Units and Unit Values....................................................   28
  Transfers of Policy Value................................................   28

POLICY LOANS...............................................................   29
  Interest Charged on Policy Loans.........................................   29
  Loan Account.............................................................   30
POLICY SURRENDER AND PARTIAL WITHDRAWALS...................................   30
  Policy Surrender.........................................................   30
  Partial Withdrawals......................................................   30
LAPSE AND REINSTATEMENT....................................................   30
  Lapse....................................................................   30
  Reinstatement............................................................   31
THE GENERAL ACCOUNT........................................................   31
  Fixed Account............................................................   31
OTHER PROVISIONS OF THE POLICY.............................................   32
  Policy owner Rights......................................................   32
  Beneficiary..............................................................   32
  Incontestability.........................................................   32
  Misstatement of Age or Sex...............................................   32
  Suicide Exclusion........................................................   32
  Supplementary Benefits...................................................   32
TAX TREATMENT OF THE POLICY................................................   33
  Life Insurance Qualification.............................................
  Tax Treatment of Policy Benefits.........................................
  Alternate Minimum Tax....................................................
  Income Tax Reporting.....................................................
OTHER INFORMATION..........................................................   37
  Payment of Proceeds......................................................   37
  Reports to Policy owners.................................................   37
  Distribution of the Policies.............................................   37
  Responsibilities of John Hancock USA.....................................   38
  Voting Rights............................................................   38
  Substitution of Portfolio Shares.........................................   39
  Records and Accounts.....................................................   39
  State Regulation.........................................................   39
  Further Information......................................................   39
  Financial Statements.....................................................   40
APPENDIX A: DEFINITIONS....................................................   41

     This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus, the portfolios prospectuses, or the corresponding Statements of Additional Information.

     The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

     Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus.

                             RISKS/BENEFITS SUMMARY

Benefits

     Some of the benefits of purchasing the policy are described below.

     Death Benefit Protection. This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the insured. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

     Access To Your Policy Values. Variable life insurance offers access to Policy Value. You may borrow against your policy, or surrender all, or a portion of your policy through a partial withdrawal. There are limitations on partial withdrawals. See "Policy Surrender and Partial Withdrawals" for further information.

     Tax Deferred Accumulation. Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy generates no taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policy owner.

     Investment Options. In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.

     Flexibility. The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and an additional policy rider. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

Risks

     Some of the risks of purchasing the policy are described below.

     Fluctuating Investment Performance. Policy Value invested in a sub-account is not guaranteed and will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the portfolio prospectuses. You should review these prospectuses carefully before allocating Policy Value to any sub-accounts.

     Unsuitable for Short-Term Investment. The Policy is intended for long-term financial planning, and is unsuitable for short-term goals. Your policy is not designed to serve as a vehicle for frequent trading.

     Policy Lapse. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the policy may be treated as ordinary income subject to tax. Since withdrawals reduce your Policy Value, withdrawals increase the risk of lapse.

     Decreasing Death Benefit. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

     Adverse Consequences of Early Surrender. There are surrender charges assessed if you surrender your policy in the first 10 years from the purchase of the policy or the effective date of a Face Amount increase. Depending on the amount of premium paid and the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the policy.

     Adverse Tax Consequences. You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

                                   FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.


                                                      Transaction Fees
--------------------------------------------------------------------------------------------------------------------------
                       Charge                                 When Charge is Deducted                  Amount Deducted
--------------------------------------------------------------------------------------------------------------------------
Maximum Premium Load Charge                        Upon receipt of premium                        2% of each premium paid
Imposed on Premium (Load)

Maximum Sales Load Charge Imposed on Premium/1/    Upon receipt of premium                        8% (Coverage Year 1)/2/

Maximum Surrender Charge (Load)/1/                 Upon termination or reduction of any           5% (Coverage Year 1)/3/
                                                   Coverage Amount that is subject to a
                                                   surrender charge including surrender of the
                                                   policy for its Net Cash Surrender Value,
                                                   partial withdrawal in excess of the Free
                                                   Withdrawal Amount, decrease in the Face
                                                   Amount, or policy lapse.
                                                                                                  $25 (only applies to
Transfer Fees                                      Upon transfer                                  transfers in excess
                                                                                                  of 12 in a Policy
                                                                                                  Year)

Dollar Cost Averaging                              Upon transfer                                  Guaranteed       $  5.00
                                                                                                  Current          $  0.00

Asset Allocation Rebalancer                        Upon transfer                                  Guaranteed       $ 15.00
                                                                                                  Current          $  5.00

1 A policy is subject to either a Sales Charge or a Surrender Charge but not both. The policy indicates which charge is applicable.

2    The Sales Load Charge declines in subsequent Coverage Years as noted below:

     Coverage Year     Percentage       Coverage Year      Percentage
     ----------------------------------------------------------------
           1              8.00%               4               2.00%
           2              6.00%               5               1.00%
           3              3.00%               6+              0.00%

3    The Surrender Charge declines in subsequent Policy Years as noted below:

     Coverage Year     Percentage       Coverage Year      Percentage
     ----------------------------------------------------------------
           1              5.00%               6               1.50%
           2              4.00%               7               1.00%
           3              3.00%               8               1.00%
           4              2.50%               9               0.50%
           5              2.00%              10+              0.00%

     The surrender charge are a percentage of the sum of all premium payments attributed to a Coverage Amount in the first five Coverage Years.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including fees and expenses of the portfolios, the underlying variable investment options for your policy.

                                Charges Other Than Those of the Portfolios
---------------------------------------------------------------------------------------------------------
                              When Charge is
                Charge           Deducted                           Amount Deducted
---------------------------------------------------------------------------------------------------------
Cost of Insurance/1/          Monthly           Minimum and Maximum Charge      The possible range of the
                                                                                cost of insurance is from
                                                                                $0.00 to $83.33 per month
                                                                                per $1,000 of the net
                                                                                amount at risk.

                                                Charge for a Representative     Policy Subject to Sales
                                                policy owner (a 45 year old     Charge: The Cost of
                                                non-smoking male) (rating       Insurance rate is $0.16
                                                classification is for short     per month per $1,000 of
                                                form underwriting)              the net amount at risk.

                                                                                Policy Subject to
                                                                                Surrender Charge: The
                                                                                Cost of Insurance rate is
                                                                                $ 0.35 per month per
                                                                                $1,000 of the net amount
                                                                                at risk.

Cost of Insurance -           Monthly           Minimum and Maximum Charges     The possible range of the
Optional FTIO Rider                                                             cost of insurance is from
(Flexible Term                                                                  $0.00 to $83.33 per month
Insurance Option)/1/                                                            per $1,000 of the net
                                                                                amount at risk

                                                Charge for a Representative     The Cost of Insurance
                                                policy owner (a 45 year old     rate is $0.10 per month
                                                non-smoking male) rating        per $1,000 of the net
                                                classification is for short     amount at risk
                                                form underwriting)

Mortality and Expense         Monthly           0.04% (0.50% annually)/2/
Risk Fees

Administration Fees           Monthly           $12 per Policy Month.

Loan Interest Rate
(Net)                         Annually          0.75%/3/

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. A policy owner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.

2    Currently the Company is charging the following rates:

               Policy Year         Annual Rate
               -----------         -----------
                  1-10                0.50%
                   11+                0.20%

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.

     The next table describes the minimum and maximum annual operating expenses of the portfolios that you will pay during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios, as a percentage of the portfolio's average net assets for 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolios.


                   Annual Operating Expense of the Portfolios
               (Expenses that are Deducted from Portfolio Assets)

                                                         Minimum      Maximum
                                                         -------      -------
Expenses that are deducted from the portfolio assets,
 including advisory fees, Rule 12b-1 fees and other
 expenses                                                   0.50%        1.53%

     The next table describes the fees and expenses for each of the portfolios. Except as indicated in the footnotes at the end of the table, the expenses are expressed as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2005. More detail concerning each portfolio's fees and expenses is contained in the prosepctus for the portfolio.

Portfolio Annual Expenses
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2005)

                                        Management                Other      Total Annual
Portfolios                              Fees         12b-1 Fees   Expenses   Expenses
----------                              ----------   ----------   --------   ------------
Science & Technology                     1.05%/A/      0.05%        0.07%         1.17%

Pacific Rim                              0.80%         0.05%        0.24%         1.09%

Health Sciences                          1.05%/A/      0.05%        0.12%         1.22%

Emerging Growth                          0.80%         0.05%        0.08%         0.93%

Emerging Small Company                   0.97%         0.05%        0.07%         1.09%

Small Cap/B/                             0.85%         0.05%        0.03%         0.93%

Small Cap Index                          0.49%         0.05%        0.04%         0.58%

Dynamic Growth                           0.95%         0.05%        0.07%         1.07%

Mid Cap Stock                            0.84%         0.05%        0.08%         0.97%

Natural Resources                        1.00%         0.05%        0.07%         1.12%

All Cap Growth                           0.85%         0.05%        0.06%         0.96%

Strategic Opportunities                  0.80%         0.05%        0.08%         0.93%

Financial Services                       0.82%/C/      0.05%        0.09%         0.96%

International Opportunities              0.90%         0.05%        0.06%         1.01%

International Small Cap                  0.92%         0.05%        0.21%         1.18%

International Equity Index A/B/D/        0.54%         0.05%        0.09%         0.68%

American International/E/                0.52%         0.60%        0.08%         1.20%

International Value                      0.82%/F/      0.05%        0.19%         1.06%

International Core                       0.89%         0.05%        0.07%         1.01%

Quantitative Mid Cap                     0.74%         0.05%        0.10%         0.89%

Mid Cap Index                            0.49%         0.05%        0.04%         0.58%

Mid Cap Core                             0.87%         0.05%        0.08%         1.00%

Global                                   0.82%/F/      0.05%        0.16%         1.03%

Capital Appreciation                     0.81%         0.05%        0.05%         0.91%

American Growth/E/                       0.33%         0.60%        0.04%         0.97%

U.S. Global Leaders Growth               0.70%         0.05%        0.06%         0.81%

Quantitative All Cap                     0.71%         0.05%        0.06%         0.82%

All Cap Core                             0.80%         0.05%        0.07%         0.92%

Total Stock Market Index                 0.49%         0.05%        0.04%         0.58%

Blue Chip Growth                        0.81%/A/       0.05%        0.07%         0.93%

U.S. Large Cap                           0.83%         0.05%        0.06%         0.94%

Core Equity                              0.79%         0.05%        0.06%         0.90%

Strategic Value                          0.85%         0.05%        0.08%         0.98%

Large Cap Value                          0.84%         0.05%        0.08%         0.97%

Classic Value                            0.80%         0.05%        0.24%         1.09%

Utilities                                0.85%         0.05%        0.19%         1.09%

Real Estate Securities                   0.70%         0.05%        0.06%         0.81%

Small Cap Opportunities                  0.99%         0.05%        0.08%         1.12%

Small Company Value/D/                   1.03%/A/      0.05%        0.05%         1.13%

Special Value                            1.00%         0.05%        0.21%         1.26%

Mid Cap Value                            0.85%         0.05%        0.05%         0.95%

Value                                    0.74%         0.05%        0.06%         0.85%

All Cap Value                            0.83%         0.05%        0.07%         0.95%

500 Index                                0.46%         0.05%        0.05%         0.56%

500 Index B/B/D/H/                       0.47%          N/A         0.03%         0.50%

Fundamental Value                        0.77%/C/      0.05%        0.05%         0.87%

U.S. Core                                0.76%         0.05%        0.05%         0.86%

Large Cap/B/                             0.84%         0.05%        0.05%         0.94%

Quantitative Value                       0.70%         0.05%        0.06%         0.81%

American Growth-Income/E/                0.28%         0.60%        0.05%         0.93%

Equity-Income                            0.81%/A/      0.05%        0.05%         0.91%

American Blue Chip Income
 and Growth/E/                           0.44%         0.60%        0.04%         1.08%

Income & Value                           0.79%         0.05%        0.08%         0.92%

PIMCO VIT All Asset                      0.20%         0.25%        1.08/F/       1.53%

Global Allocation                        0.85%         0.05%        0.19%         1.09%

High Yield                               0.66%         0.05%        0.07%         0.78%

U.S. High Yield Bond/B/D/                0.74%         0.05%        0.21%         1.00%

Strategic Bond                           0.67%         0.05%        0.08%         0.80%

Strategic Income                         0.73%         0.05%        0.30%         1.08%

Global Bond                              0.70%         0.05%        0.12%         0.87%

Investment Quality Bond                  0.60%         0.05%        0.09%         0.74%

Total Return                             0.70%         0.05%        0.07%         0.82%

American Bond/E/                         0.43%         0.60%        0.04%         1.07%

Real Return Bond                         0.70%         0.05%        0.07%         0.82%

Core Bond/B/                             0.67%         0.05%        0.07%         0.79%

Active Bond/B/                           0.60%         0.05%        0.07%         0.72%

U.S. Government Securities               0.59%         0.05%        0.07%         0.71%

Money Market/B/D/                        0.49%          N/A         0.04%         0.53%

Lifestyle Aggressive                     0.05%         0.05%        0.95%/G/      1.05%

Lifestyle Growth                         0.05%         0.05%        0.89%/G/      0.99%

Lifestyle Balanced                       0.05%         0.05%        0.86%/G/      0.96%

Lifestyle Moderate                       0.05%         0.05%        0.81%/G/      0.91%

Lifestyle Conservative                   0.05%         0.05%        0.78%/G/      0.88%

/A/ The adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, and Small Company Value portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

    The percentage fee reduction is as follows:

    Combined Average Daily Net Assets of the T. Rowe Portfolios                     Fee Reduction
    -----------------------------------------------------------                  -------------------
                                                                                 (As a Percentage of
                                                                                    the Management
                                                                                          Fee)

    First $750 million.......................................................            0.00%
    Over $750 million .......................................................             5.0%

Effective November 1, 2006, the percentage reduction will be as follows:

    Combined Average Daily Net Assets of the T. Rowe Portfolios                     Fee Reduction
    -----------------------------------------------------------                  -------------------
                                                                                 (As a Percentage of
                                                                                    the Management
                                                                                          Fee)
    First $750 million.......................................................            0.00%
    Next $750 million  ......................................................             5.0%
    Excess over $1.5 billion ................................................             7.5%

This voluntary fee waiver may be terminated at any time by the adviser.

/B/ Commenced operations April 29, 2005

/C/ For the period prior to October 14, 2005, the adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value portfolios to the amounts shown below as a percentage of average annual net assets.

                                                                   Between
                                                                 $50 Million
                                                     First           and        Excess Over
        Portfolio                                 $50 Million   $500 Million   $500 Million
        ---------                                 -----------   ------------   ------------
        Financial Services...................        0.85%          0.80%          0.75%
        Fundamental Value....................        0.85%          0.80%          0.75%

Effective October 14, 2005, the advisory fees for the Financial Services and the Fundamental Value portfolios were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.


If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the management fees for these portfolios would have been as follows:

        Financial Services..............................................   0.82%
        Fundamental Value...............................................   0.77%

/D/ Based on estimates for the current fiscal year.

/E/ Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios, and during the year ended December 31, 2005, Capital Research Management Company (the adviser to the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios) voluntarily reduced investment advisory fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected, the management fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47% and Total Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%.

/F/ "Other Expenses" for the PIMCO All Asset portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the portfolio's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the portfolio's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

/G/ Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, the American International, the American Blue Chip Income and Growth, the American Bond, and the American Growth-Income portfolios (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50 % to 1.53%.

/H/ The adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund's "Annual Operating Expenses". A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock USA or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the management fee shown for the 500 Index Trust B 0.22% and the Total Fund Annual Expenses shown would be 0.25%.

             TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

     When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

     The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

     The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds," which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

     The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

     The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

     The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

     The portfolios available under the policies are as follows:

Portfolio                     Portfolio Manager                          Investment Description
---------------------------   ----------------------------------------   ---------------------------------------------------
Science & Technology          T. Rowe Price Associates, Inc.             Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, at least 80% of its
                                                                         net assets (plus any borrowings for investment
                                                                         purposes) in common stocks of companies expected to
                                                                         benefit from the development, advancement, and use
                                                                         of science and technology. Current income is
                                                                         incidental to the portfolio's objective.

Pacific Rim                   MFC Global Investment Management           Seeks long-term growth of capital by investing in a
                              (U.S.A.) Limited                           diversified portfolio that is comprised primarily
                                                                         of common stocks and equity-related securities of
                                                                         corporations domiciled in countries in the Pacific
                                                                         Rim region.

Health Sciences               T. Rowe Price Associates, Inc.             Seeks long-term capital appreciation by investing,
                                                                         under normal market conditions, at least 80% of its
                                                                         net assets (plus any borrowings for investment
                                                                         purposes) in common stocks of companies engaged in
                                                                         the research, development, production, or
                                                                         distribution of products or services related to
                                                                         health care, medicine, or the life sciences.

Emerging Growth               MFC Global Investment Management           Seeks superior long-term rates of return through
                              (U.S.A.) Limited                           capital appreciation by investing, under normal
                                                                         circumstances, primarily in high quality securities
                                                                         and convertible instruments of small-cap U.S.
                                                                         companies.

Emerging Small Company        Franklin Advisers, Inc.                    Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, at least 80% of its
                                                                         net assets (plus any borrowings for investment
                                                                         purposes) in common stock equity securities of
                                                                         companies with market capitalizations that
                                                                         approximately match the range of capitalization of
                                                                         the Russell 2000 Growth Index* at the time of
                                                                         purchase.

Small Cap                     Independence Investment LLC                Seeks maximum capital appreciation consistent with
                                                                         reasonable risk to principal by investing, under
                                                                         normal market conditions, at least 80% of its net
                                                                         assets in equity securities of companies whose
                                                                         market capitalization is under $2 billion.

Small Cap Index               MFC Global Investment Management           Seeks to approximate the aggregate total return of
                              (U.S.A.) Limited                           a small cap U.S. domestic equity market index by
                                                                         attempting to track the performance of the Russell
                                                                         2000 Index.*

Dynamic Growth                Deutsche Asset Management Inc.             Seeks long-term growth of capital by investing in
                                                                         stocks and other equity securities of medium-sized
                                                                         U.S. companies with strong growth potential.

Mid Cap Stock                 Wellington Management Company, LLP         Seeks long-term growth of capital by investing
                                                                         primarily in equity securities of mid-size
                                                                         companies with significant capital appreciation
                                                                         potential.

Natural Resources             Wellington Management Company, LLP         Seeks long-term total return by investing, under
                                                                         normal market conditions, primarily in equity and
                                                                         equity-related securities of natural
                                                                         resource-related companies worldwide.

All Cap Growth                AIM Capital Management, Inc.               Seeks long-term capital appreciation by investing
                                                                         the portfolio's assets, under normal market
                                                                         conditions, principally in common stocks of
                                                                         companies that are likely to benefit from new or
                                                                         innovative products, services or processes, as well
                                                                         as those that have experienced above average,
                                                                         long-term growth in earnings and have excellent
                                                                         prospects for future growth.

Portfolio                     Portfolio Manager                          Investment Description
---------------------------   ----------------------------------------   ---------------------------------------------------
Strategic Opportunities       Fidelity Management & Research Company     Seeks growth of capital by investing primarily in
                                                                         common stocks. Investments may include securities
                                                                         of domestic and foreign issuers, and growth or
                                                                         value stocks or a combination of both.

Financial Services            Davis Advisors                             Seeks growth of capital by investing primarily in
                                                                         common stocks of financial companies. During normal
                                                                         market conditions, at least 80% of the portfolio's
                                                                         net assets (plus any borrowings for investment
                                                                         purposes) are invested in companies that are
                                                                         principally engaged in financial services. A
                                                                         company is "principally engaged" in financial
                                                                         services if it owns financial services-related
                                                                         assets constituting at least 50% of the value of
                                                                         its total assets, or if at least 50% of its
                                                                         revenues are derived from its provision of
                                                                         financial services.

International Opportunities   Marisco Capital Management, LLC            Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, at least 65% of its
                                                                         assets in common stocks of foreign companies that
                                                                         are selected for their long-term growth potential.
                                                                         The portfolio may invest in companies of any size
                                                                         throughout the world. The portfolio normally
                                                                         invests in issuers from at least three different
                                                                         countries not including the U.S. The portfolio may
                                                                         invest in common stocks of companies operating in
                                                                         emerging markets.

International Small Cap       Templeton Investment Counsel, Inc.         Seeks capital appreciation by investing primarily
                                                                         in the common stock of companies located outside
                                                                         the U.S. which have total stock market
                                                                         capitalization or annual revenues of $1.5 billion
                                                                         or less.

International Equity Index    SSgA Funds Management, Inc.                Seeks to track the performance of broad-based
A                                                                        equity indices of foreign companies in developed
                                                                         and emerging markets by attempting to track the
                                                                         performance of the MSCI All Country World ex-US
                                                                         Index*. (Series I shares are available for sale to
                                                                         contracts purchased prior to May 13, 2002; Series
                                                                         II shares are available for sale to contracts
                                                                         purchased on or after May 13, 2002.)

American International        Capital Research Management Company        Invests all of its assets in Class 2 shares of the
                                                                         International Fund, a series of American Fund
                                                                         Insurance Series. The International Fund invests
                                                                         primarily in common stocks of companies located
                                                                         outside the United States.

International Value           Templeton Investment Counsel, Inc.         Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, primarily in equity
                                                                         securities of companies located outside the U.S.,
                                                                         including emerging markets.

International Core            Grantham, Mayo, Van Otterloo & Co. LLC     Seeks to outperform the MSCI EAFA Index* by
                                                                         investing typically in a diversified portfolio of
                                                                         equity investments from developed markets other
                                                                         than the U.S.

Quantitative Mid Cap          MFC Global Investment Management           Seeks long-term growth of capital by investing,
                              (U.S.A.) Limited                           under normal market conditions, at least 80% of its
                                                                         total assets (plus any borrowings for investment
                                                                         purposes) in U.S. mid-cap stocks, convertible
                                                                         preferred stocks, convertible bonds and warrants.

Mid Cap Index                 MFC Global Investment Management           Seeks to approximate the aggregate total return of
                              (U.S.A.) Limited                           a mid-cap U.S. domestic equity market index by
                                                                         attempting to track the performance of the S&P Mid
                                                                         Cap 400 Index*.

Mid Cap Core                  AIM Capital Management, Inc.               Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, at least 80% of its
                                                                         assets in equity securities, including convertible
                                                                         securities, of mid-capitalization companies.

Global                        Templeton Global Advisors Limited          Seeks long-term capital appreciation by investing,
                                                                         under normal market conditions, at least 80% of its
                                                                         net assets (plus any borrowings for investment
                                                                         purposes) in equity securities of companies located
                                                                         anywhere in the world, including emerging markets.

Capital Appreciation          Jennison Associates LLC                    Seeks long-term capital growth by investing at
                                                                         least 65% of its total assets in equity-related
                                                                         securities of companies that exceed $1 billion in
                                                                         market capitalization and that the subadviser
                                                                         believes have above-average growth prospects. These
                                                                         companies are generally medium-to-large
                                                                         capitalization companies.

American Growth               Capital Research Management Company        Invests all of its assets in Class 2 shares of the
                                                                         Growth Fund, a series of American Fund Insurance
                                                                         Series. The Growth Fund invests primarily in common
                                                                         stocks of companies that appear to offer superior
                                                                         opportunities for growth of capital.

U.S. Global Leaders Growth    Sustainable Growth Advisers, L.P.          Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, primarily in common
                                                                         stocks of "U.S. Global Leaders."

Quantitative All Cap          MFC Global Investment Management           Seeks long-term growth of capital by investing,
                              (U.S.A.) Limited                           under normal circumstances, primarily in equity
                                                                         securities of U.S. companies. The portfolio will
                                                                         generally focus on equity securities of U.S.
                                                                         companies across the three market capitalization
                                                                         ranges of large, mid and small.

Portfolio                     Portfolio Manager                          Investment Description
---------------------------   ----------------------------------------   ---------------------------------------------------
All Cap Core                  Deutsche Asset Management Inc.             Seeks long-term growth of capital by investing
                                                                         primarily in common stocks and other equity
                                                                         securities within all asset classes (small, mid and
                                                                         large cap) primarily those within the Russell 3000
                                                                         Index*.

Total Stock Market Index      MFC Global Investment Management           Seeks to approximate the aggregate total return of
                              (U.S.A.) Limited                           a broad U.S. domestic equity market index by
                                                                         attempting to track the performance of the Wilshire
                                                                         5000 Equity Index*.

Blue Chip Growth              T. Rowe Price Associates, Inc.             Seeks to achieve long-term growth of capital
                                                                         (current income is a secondary objective) by
                                                                         investing, under normal market conditions, at least
                                                                         80% of the portfolio's total assets in the common
                                                                         stocks of large and medium-sized blue chip growth
                                                                         companies. Many of the stocks in the portfolio are
                                                                         expected to pay dividends.

U.S. Large Cap                Capital Guardian Trust Company             Seeks long-term growth of capital and income by
                                                                         investing the portfolio's assets, under normal
                                                                         market conditions, primarily in equity and
                                                                         equity-related securities of companies with market
                                                                         capitalization greater than $500 million.

Core Equity                   Legg Mason Funds Management, Inc.          Seeks long-term capital growth by investing, under
                                                                         normal market conditions, primarily in equity
                                                                         securities that, in the subadviser's opinion, offer
                                                                         the potential for capital growth. The subadviser
                                                                         seeks to purchase securities at large discounts to
                                                                         the subadviser's assessment of their intrinsic
                                                                         value.

Strategic Value               Massachusetts Financial Services Company   Seeks capital appreciation by investing, under
                                                                         normal market conditions, at least 65% of its net
                                                                         assets in common stocks and related securities of
                                                                         companies which the subadviser believes are
                                                                         undervalued in the market relative to their long
                                                                         term potential.

Large Cap Value               Mercury Advisors                           Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, primarily in a
                                                                         diversified portfolio of equity securities of large
                                                                         cap companies located in the U.S.

Classic Value                 Pzena Investment Management, LLC           Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, at least 80% of its
                                                                         net assets in domestic equity securities.

Utilities                     Massachusetts Financial Services Company   Seeks capital growth and current income (income
                                                                         above that available from a portfolio invested
                                                                         entirely in equity securities) by investing, under
                                                                         normal market conditions, at least 80% of the
                                                                         portfolio's net assets (plus any borrowings for
                                                                         investment purposes) in equity and debt securities
                                                                         of domestic and foreign companies in the utilities
                                                                         industry.

Real Estate Securities        Deutsche Asset Management Inc.             Seeks to achieve a combination of long-term capital
                                                                         appreciation and current income by investing, under
                                                                         normal market conditions, at least 80% of its net
                                                                         assets (plus any borrowings for investment
                                                                         purposes) in equity securities of real estate
                                                                         investment trusts ("REITS") and real estate
                                                                         companies.

Small Cap Opportunities       Munder Capital Management                  Seeks long-term capital appreciation by investing,
                                                                         under normal circumstances, at least 80% of its
                                                                         assets in equity securities of companies with
                                                                         market capitalizations within the range of the
                                                                         companies in the Russell 2000 Index*.

Small Company Value           T. Rowe Price Associates, Inc.             Seeks long-term growth of capital by investing,
                                                                         under normal market conditions, primarily in small
                                                                         companies whose common stocks are believed to be
                                                                         undervalued. Under normal market conditions, the
                                                                         portfolio will invest at least 80% of its net
                                                                         assets (plus any borrowings for investment
                                                                         purposes) in companies with a market capitalization
                                                                         that do not exceed the maximum market
                                                                         capitalization of any security in the Russell 2000
                                                                         Index* at the time of purchase.

Special Value                 Salomon Brothers Asset Management Inc.     Seeks long-term capital growth by investing, under
(only Series II available)                                               normal circumstances, at least 80% of its net
                                                                         assets in common stocks and other equity securities
                                                                         of companies whose market capitalization at the
                                                                         time of investment is no greater than the market
                                                                         capitalization of companies in the Russell 2000
                                                                         Value Index*.

Mid Cap Value                 Lord, Abbett & Co                          Seeks capital appreciation by investing, under
                                                                         normal market conditions, at least 80% of the
                                                                         portfolio's net assets (plus any borrowings for
                                                                         investment purposes) in mid-sized companies, with
                                                                         market capitalization of roughly $500 million to
                                                                         $10 billion.

Value                         Van Kampen                                 Seeks to realize an above-average total return over
                                                                         a market cycle of three to five years, consistent
                                                                         with reasonable risk, by investing primarily in
                                                                         equity securities of companies with capitalizations
                                                                         similar to the market capitalization of companies
                                                                         in the Russell Midcap Value Index*.

All Cap Value                 Lord, Abbett & Co                          Seeks capital appreciation by investing in equity
                                                                         securities of U.S. and multinational companies in
                                                                         all capitalization ranges that the subadviser
                                                                         believes are undervalued.

Portfolio                     Portfolio Manager                          Investment Description
---------------------------   ----------------------------------------   ---------------------------------------------------
500 Index                     MFC Global Investment Management           Seeks to approximate the aggregate total return of
                              (U.S.A.) Limited                           a broad U.S. domestic equity market index by
                                                                         attempting to track the performance of the S&P 500
                                                                         Composite Stock Price Index*.

500 Index B                   MFC Global Investment Management           Seeks to approximate the aggregate total return of
                              (U.S.A.) Limited                           a broad U.S. domestic equity market index
                                                                         investing, under normal market conditions, at least
                                                                         80% of its net assets (plus any borrowings for
                                                                         investment purposes) in (a) the common stocks that
                                                                         are included in the S&P 500 Index* and (b)
                                                                         securities (which may or may not be included in the
                                                                         S&P 500 Index) that MFC Global (U.S.A.) believes as
                                                                         a group will behave in a manner similar to the
                                                                         index.

Fundamental Value             Davis Advisors                             Seeks growth of capital by investing, under normal
                                                                         market conditions, primarily in common stocks of
                                                                         U.S. companies with market capitalizations of at
                                                                         least $5 billion that the subadviser believes are
                                                                         undervalued. The portfolio may also invest in U.S.
                                                                         companies with smaller capitalizations.

U.S. Core                     Grantham, Mayo, Van Otterloo & Co. LLC     Seeks long-term growth of capital and income,
                                                                         consistent with prudent investment risk, by
                                                                         investing primarily in a diversified portfolio of
                                                                         common stocks of U.S. issuers which the subadviser
                                                                         believes are of high quality.

Large Cap                     UBS Global Asset Management                Seeks to maximize total return, consisting of
                                                                         capital appreciation and current income by
                                                                         investing, under normal circumstances, at least 80%
                                                                         of its net assets (plus borrowings for investment
                                                                         purposes, if any) in equity securities of U.S.
                                                                         large capitalization companies.

Quantitative Value            MFC Global Investment Management           Seeks long-term capital appreciation by investing
                              (U.S.A.) Limited                           primarily in large-cap U.S. securities with the
                                                                         potential for long-term growth of capital.

American Growth-Income        Capital Research Management Company        Invests all of its assets in Class 2 shares of the
                                                                         Growth-Income Fund, a series of American Fund
                                                                         Insurance Series. The Growth-Income Fund invests
                                                                         primarily in common stocks or other securities
                                                                         which demonstrate the potential for appreciation
                                                                         and/or dividends.

Equity-Income                 T. Rowe Price Associates, Inc.             Seeks to provide substantial dividend income and
                                                                         also long-term capital appreciation by investing
                                                                         primarily in dividend-paying common stocks,
                                                                         particularly of established companies with
                                                                         favorable prospects for both increasing dividends
                                                                         and capital appreciation.

American Blue Chip Income     Capital Research Management Company        Invests all of its assets in Class 2 shares of the
and Growth                                                               Blue Chip Income and Growth Fund, a series of
                                                                         American Fund Insurance Series. The Blue Chip
                                                                         Income and Growth Fund invests primarily in common
                                                                         stocks of larger, more established companies based
                                                                         in the U.S. with market capitalizations of $4
                                                                         billion and above.

Income & Value                Capital Guardian Trust Company             Seeks the balanced accomplishment of (a)
                                                                         conservation of principal and (b) long-term growth
                                                                         of capital and income by investing the portfolio's
                                                                         assets in both equity and fixed-income securities.
                                                                         The subadviser has full discretion to determine the
                                                                         allocation between equity and fixed income
                                                                         securities.

PIMCO VIT All Asset           Pacific Investment Management Company      The portfolio invests primarily in a diversified
Portfolio                                                                mix of: (a) common stocks of large and mid sized
(a series of the PIMCO                                                   U.S. companies, and (b) bonds with an overall
Variable Insurance Trust)                                                intermediate term average maturity.
(only Class M is available
for sale)

Global Allocation             UBS Global Asset Management                Seeks total return, consisting of long-term capital
                                                                         appreciation and current income, by investing in
                                                                         equity and fixed income securities of issuers
                                                                         located within and outside the U.S.

High Yield                    Salomon Brothers Asset Management Inc.     Seeks to realize an above-average total return over
                                                                         a market cycle of three to five years, consistent
                                                                         with reasonable risk, by investing primarily in
                                                                         high yield debt securities, including corporate
                                                                         bonds and other fixed-income securities.

U.S. High Yield Bond          Wells Fargo Fund Management, LLC           Seeks total return with a high level of current
                                                                         income by investing, under normal market
                                                                         conditions, primarily in below investment-grade
                                                                         debt securities (sometimes referred to as "junk
                                                                         bonds" or high yield securities). The portfolio
                                                                         also invests in corporate debt securities and may
                                                                         buy preferred and other convertible securities and
                                                                         bank loans.

Strategic Bond                Salomon Brothers Asset Management Inc.     Seeks a high level of total return consistent with
                                                                         preservation of capital by giving its subadviser
                                                                         broad discretion to deploy the portfolio's assets
                                                                         among certain segments of the fixed income market
                                                                         as the subadviser believes will best contribute to
                                                                         achievement of the portfolio's investment objective.

Strategic Income              Sovereign Asset Management, LLC            Seeks a high level of current income by investing,
                                                                         under normal market conditions, primarily in
                                                                         foreign government and corporate debt securities
                                                                         from developed and emerging markets; U.S.
                                                                         Government and agency securities; and U.S. high
                                                                         yield bonds.

Global Bond                   Pacific Investment Management Company      Seeks to realize maximum total return, consistent
                                                                         with preservation of capital and prudent investment
                                                                         management, by investing the portfolio's assets
                                                                         primarily in fixed income securities denominated in
                                                                         major foreign currencies, baskets of foreign
                                                                         currencies (such as the ECU), and the U.S. dollar.

Portfolio                     Portfolio Manager                          Investment Description
---------------------------   ----------------------------------------   ---------------------------------------------------
Investment Quality Bond       Wellington Management Company, LLP         Seeks a high level of current income consistent
                                                                         with the maintenance of principal and liquidity, by
                                                                         investing in a diversified portfolio of investment
                                                                         grade bonds.  Investments will tend to focus on
                                                                         corporate bonds and U.S. Government bonds with
                                                                         intermediate to longer term maturities. The
                                                                         portfolio may also invest up to 20% of its assets
                                                                         in non-investment grade fixed income securities.

Total Return                  Pacific Investment Management Company      Seeks to realize maximum total return, consistent
                                                                         with preservation of capital and prudent investment
                                                                         management, by investing, under normal market
                                                                         conditions, at least 65% of the portfolio's assets
                                                                         in a diversified portfolio of fixed income
                                                                         securities of varying maturities. The average
                                                                         portfolio duration will normally vary within a
                                                                         three-to six-year time frame based on the
                                                                         subadviser's forecast for interest rates.

American Bond                 Capital Research Management Co LLC         Seeks to maximize current income and preserve
                                                                         capital.

Real Return Bond              Pacific Investment Management Company      Seeks maximum return, consistent with preservation
                                                                         of capital and prudent investment management, by
                                                                         investing, under normal market conditions, at least
                                                                         80% of its net assets in inflation-indexed bonds of
                                                                         varying maturities issued by the U.S. and non-U.S.
                                                                         governments and by corporations.

Core Bond                     Wells Fargo Fund Management, LLC           Seeks total return consisting of income and capital
                                                                         appreciation by investing, under normal market
                                                                         conditions, in a broad range of investment-grade
                                                                         debt securities. The subadviser invests in debt
                                                                         securities that the subadviser believes offer
                                                                         attractive yields and are undervalued relative to
                                                                         issues of similar credit quality and interest rate
                                                                         sensitivity. From time to time, the portfolio may
                                                                         also invest in unrated bonds that the subadviser
                                                                         believes are comparable to investment-grade debt
                                                                         securities. Under normal circumstances, the
                                                                         subadviser expects to maintain an overall effective
                                                                         duration range between 4 and 5 1/2 years.

Active Bond                   Declaration Management & Research LLC      Seeks income and capital appreciation by investing
                              Sovereign Asset Management, LLC            at least 80% of its assets in a diversified mix of
                                                                         debt securities and instruments.

U.S. Government Securities    Salomon Brothers Asset Management Inc.     Seeks a high level of current income consistent
                                                                         with preservation of capital and maintenance of
                                                                         liquidity, by investing in debt obligations and
                                                                         mortgage-backed securities issued or guaranteed by
                                                                         the U.S. Government, its agencies or
                                                                         instrumentalities and derivative securities such as
                                                                         collateralized mortgage obligations backed by such
                                                                         securities.

Money Market                  MFC Global Investment Management           Seeks maximum current income consistent with
                              (U.S.A.) Limited                           preservation of principal and liquidity by
                                                                         investing in high quality money market instruments
                                                                         with maturities of 397 days or less issued
                                                                         primarily by U. S. entities.

Lifestyle Aggressive          MFC Global Investment Management           Seeks to provide long-term growth of capital
                              (U.S.A.) Limited                           (current income is not a consideration) by
                                                                         investing 100% of the Lifestyle Trust's assets in
                              Deutsche Asset Management Inc.             other portfolios of the Trust which invest
                                                                         primarily in equity securities.

Lifestyle Growth              MFC Global Investment Management           Seeks to provide long-term growth of capital with
                              (U.S.A.) Limited                           consideration also given to current income by
                                                                         investing approximately 20% of the Lifestyle
                              Deutsche Asset Management Inc.             Trust's assets in other portfolios of the Trust
                                                                         which invest primarily in fixed income securities
                                                                         and approximately 80% of its assets in other
                                                                         portfolios of the Trust which invest primarily in
                                                                         equity securities.

Lifestyle Balanced            MFC Global Investment Management           Seeks to provide a balance between a high level of
                              (U.S.A.) Limited                           current income and growth of capital with a greater
                                                                         emphasis given to capital growth by investing
                              Deutsche Asset Management Inc.             approximately 40% of the Lifestyle Trust's assets
                                                                         in other portfolios of the Trust which invest
                                                                         primarily in fixed income securities and
                                                                         approximately 60% of its assets in other portfolios
                                                                         of the Trust which invest primarily in equity
                                                                         securities.

Lifestyle Moderate            MFC Global Investment Management           Seeks to provide a balance between a high level of
                              (U.S.A.) Limited                           current income and growth of capital with a greater
                                                                         emphasis given to current income by investing
                              Deutsche Asset Management Inc.             approximately 60% of the Lifestyle Trust's assets
                                                                         in other portfolios of the Trust which invest
                                                                         primarily in fixed income securities and
                                                                         approximately 40% of its assets in other portfolios
                                                                         of the Trust which invest primarily in equity
                                                                         securities.

Lifestyle Conservative        MFC Global Investment Management           Seeks to provide a high level of current income
                              (U.S.A.) Limited                           with some consideration also given to growth of
                                                                         capital by investing approximately 80% of the
                              Deutsche Asset Management Inc.             Lifestyle Trust's assets in other portfolios of the
                                                                         Trust which invest primarily in fixed income
                                                                         securities and approximately 20% of its assets in
                                                                         other portfolios of the Trust which invest
                                                                         primarily in equity securities.

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

          The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of December 31, 2005, set out below:

         Russell 2000 Growth Index            --  $26 million to $4.4 billion
         Russell 2000 Index                   --  $105 million to $4.4 billion
         Russell 3000 Index                   --  $26 million to $370 billion
         Russell 2000 Value Index             --  $41 million to $3.5 billion
         Russell Midcap Value Index           --  $582 million to $18.2 billion
         Wilshire 5000 Equity Index           --  $1 million to $370 billion
         MSCI All Country World ex US Index   --  $419 million to $219.5 billion
         MSCI EAFA Index                      --  $419 million to $219.5 billion
         S&P Mid Cap 400 Index                --  $423 million to $14.6 billion
         S&P 500 Composite Stock Price Index  --  $768 million to $370 billion

                                 POLICY SUMMARY

General

     The policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the policy has not gone into default, there is no outstanding Policy Debt and the death benefit is not determined by the Minimum Death Benefit percentage. The policy's provisions may vary in some states. The terms of the policy and any endorsements or riders will supersede the disclosure in this prospectus.

Death Benefits

     The policy provides a death benefit in the event of the death of the Life Insured while the policy is in force. The basic death benefit amount is the Face Amount, which is provided for the lifetime of the Life Insured with no maturity or expiration date. There may be other amounts added to the death benefit as described below.

     Flexible Term Insurance Option. You may add a flexible term insurance option rider (the "FTIO Rider") to the policy to provide additional term life insurance coverage on the Life Insured. Cost of insurance rates are less than or equal to those of the policy and no Sales Loads or surrender charge will apply. However, unlike the Face Amount of the policy, the FTIO Rider will terminate at the Life Insured's Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying death benefit amounts on future dates (the "Scheduled Death Benefits").

     Death Benefit Options. There are two death benefit Options. Option 1 provides a death benefit equal to the Face Amount of the policy and the Scheduled Death Benefits of the FTIO Rider or, if greater, the Minimum Death Benefit. Option 2 provides a death benefit equal to the Face Amount and the Scheduled Death Benefits, plus the Policy Value or, if greater, the Minimum Death Benefit. You may change the death benefit Option and increase or decrease the Face Amount and Scheduled Death Benefits.

     Age 100 Advantage. If the Life Insured is alive on the Policy Anniversary when the Life Insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policy owner chooses to surrender the policy for its Net Cash Surrender Value:

     . the policy will be continued until the earlier of the death of the Life Insured or the date the policy owner surrenders the policy;

     . no additional premium payments will be accepted although loan repayments will be accepted;

     . no additional charges or deductions (described under "Charges and Deductions") will be assessed;

     .    interest on any Policy Debt will continue to accrue;

     . the policy owner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.

Premiums

     Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see "Premium Payments -- Premium Limitations"). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.

Policy Value

     The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the policy.

Policy Loans

     You may borrow against the Net Cash Surrender Value of the policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the Life Insured's death or upon surrender.

Surrender and Partial Withdrawals

     You may make a partial withdrawal of Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits and assessment of a portion of the surrender charge. You may surrender the policy for its Net Cash Surrender Value at any time.

Lapse and Reinstatement

     A policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed policy within five years following lapse if the policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under "Reinstatement."

     The policy differs in two important ways from a conventional life insurance policy. First, failure to make planned premium payments will not itself cause the policy to lapse. Second, the policy can lapse even if planned premiums have been paid.

Charges and Deductions

     We assess charges and deductions in connection with the policy, in the form of monthly deductions for the cost of insurance and administrative expenses, charges assessed daily against amounts in the Investment Accounts and loads deducted from premiums paid. See the Fee Tables.

     Sales Load or Surrender Charge. You may choose Coverage Amounts with one of two alternative charge structures representing different ways to cover a portion of our marketing and distribution costs. Generally, policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures.

     Sales Load coverage features a load deducted immediately from premiums paid and no surrender charge. Surrender Charge coverage features no added sales load with surrender charges assessed upon early surrender, lapse, partial withdrawal or coverage decrease. Current cost of insurance charges in early years are higher for Surrender Charge coverage.

     Reduction in Charges and Enhancement of Surrender Values. The policy is designed for employers and other sponsoring organizations that may purchases multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we may offer reductions of policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policyholders.

Investment Options and Investment Subadvisers

     You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios described in the Table of Investment Options and Investment Subadvisers.

     The portfolios also employ subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated portfolios.

     Allocating Net Premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating Net Premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

     Each sub-account of the Separate Account purchases shares of one of the portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the portfolios. The fees and expenses for each portfolio are described in detail in the portfolio prospectuses.

  GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE ACCOUNT

John Hancock USA

     John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA" or " Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) is a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial.

Ratings

     John Hancock USA has received the following ratings from independent rating agencies:

     A++ A.M. Best

     Superior companies have a very strong ability to meet their obligations; 1st category of 16

     AA+ Fitch

     Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

     AA+ Standard & Poor's

     Very strong financial security characteristics; 2nd category of 21

     Aa2 Moody's

     Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the policy and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

The Separate Account

     The Separate Account has been established under Michigan law as a Separate Account of John Hancock USA. The Separate Account holds assets that are segregated from all of John Hancock USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

     Assets of the Separate Account. John Hancock USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Separate Account without regard to the other income, gains, or losses of John Hancock USA. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities that arise from any other business we conduct. However, all obligations under the variable life insurance policies are general corporate obligations of John Hancock USA.

     Registration. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. A unit investment trust is a type of investment company that invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of John Hancock USA.

                                ISSUING A POLICY

Use of the Policy

     The policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The policy may be owned by an individual or a corporation, trust, association, or similar entity. The policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.

Requirements

     To purchase a policy, an applicant must submit a completed application. A policy will not be issued until the underwriting process is completed to our satisfaction and we approve issuance of the policy.

     Policies may be issued on a basis that does not distinguish between the Life Insured's sex and/or smoking status, with prior approval from us. A policy will only be issued on the lives of insureds from Issue Ages 20 through 80.

     Each policy has a Policy Date, an Effective Date and an Issue Date. The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are measured. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the policy is backdated (see "Backdating a Policy"). The Effective Date is the date we become obligated under the policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the policy are measured.

     If we approve issuance of a policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the Life Insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the policy will be canceled and any premiums paid will be returned to the applicant.

     Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market portfolio. On the Effective Date, Net Premiums received plus any interest credited will be allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see "Right to Examine the Policy").

     Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000 at all times.

     Backdating a Policy. You may request that we backdate the policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated.

Temporary Insurance Agreement

     Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the Life Insured met our usual and customary underwriting standards for the coverage applied for.

Underwriting

     The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective Life Insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.

     Short Form Underwriting. The proposed Life Insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of Short Form underwriting depends on characteristics of the Case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.

     Simplified Underwriting. The proposed Life Insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of Simplified underwriting and the nature of the requirements will depend on characteristics of the Case and the proposed lives to be insured.

     Regular (Medical) Underwriting. Where Short Form or Simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed Life Insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.

Right to Examine the Policy

     A policy may be returned for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the policy if applicable. The policy can be mailed or delivered to the John Hancock USA agent who sold it or to the Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at the Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy, plus all charges deducted prior to that date, not including fees and expenses of the portfolios, minus any partial withdrawals and policy loans.

     Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market Trust during the right to examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.

     If you request a Face Amount increase that results in new surrender charge or sales loads, you will have the same rights described above to cancel the increase. If canceled, the premiums paid during this right to examine period will be refunded, and the Policy Value and surrender charge or sales loads will be recalculated to be as they would have been had the premiums not been paid.

     We reserve the right to delay the refund of any premium paid by check until the check has cleared.

     (Applicable to Residents of California Only)

     Residents in California age 60 and greater may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the Company's agent who sold it or to the Service Office. If you cancel the policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money-Market investment option, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed

Account on the date we receive the returned policy plus all charges deducted prior to that date, not including fees and expenses of the portfolios; minus any partial withdrawals and policy loans.

     Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market investment option or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market investment option.

Life Insurance Qualification

     A policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, you must choose either the Cash Value Accumulation Test ("CVA Test") or the Guideline Premium Test ("GP Test") and the test cannot be changed once the policy is issued.

     Cash Value Accumulation Test. The CVA Test requires the death benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the death benefit by more than the increase in Policy Value.

     Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the policy, given its death benefit, based on prescribed calculations. In addition, the GP Test requires the death benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.

     Changes to the policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, death benefit Option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.

                                 DEATH BENEFITS

     If the policy is in force at the time of the Life Insured's death we will pay an insurance benefit to the beneficiary. The policy may remain in force for the Life Insured's entire lifetime and there is no specified maturity or expiration date.

     Insurance benefits are only payable when we receive due proof of death at the Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.

     The amount of the insurance benefit payable will be the death benefit on the date of death, as described below, less any Policy Debt and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the Life Insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

     Minimum Death Benefit. Both the CVA Test and the GP Test require the death benefit to be at least a prescribed ratio of the Policy Value at all times. The Policy's Minimum Death Benefit ensures that these requirements are met by providing that the death benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured. Tables of Minimum Death Benefit Percentages appear below.

Table of Minimum Death Benefit Percentages.

       GP Test           CVA Test                        GP Test           CVA Test
Age    Percent    Male    Female    Unisex         Age   Percent    Male    Female     Unisex
---    -------    ----   --------   ------         ---   -------    ----   --------    ------
20         250%    653%      779%      674%        60        130%    192%      221%       197%
21         250%    634%      754%      654%        61        128%    187%      214%       192%
22         250%    615%      730%      635%        62        126%    182%      208%       187%
23         250%    597%      706%      616%        63        124%    178%      203%       183%
24         250%    580%      684%      598%        64        122%    174%      197%       178%
25         250%    562%      662%      579%        65        120%    170%      192%       174%
26         250%    545%      640%      561%        66        119%    166%      187%       170%
27         250%    528%      619%      544%        67        118%    162%      182%       166%
28         250%    511%      599%      526%        68        117%    159%      177%       162%
29         250%    494%      580%      509%        69        116%    155%      173%       159%
30         250%    479%      561%      493%        70        115%    152%      169%       156%
31         250%    463%      542%      477%        71        113%    149%      164%       152%
32         250%    448%      525%      461%        72        111%    146%      160%       149%
33         250%    433%      507%      446%        73        109%    144%      156%       146%
34         250%    419%      491%      432%        74        107%    141%      153%       144%
35         250%    406%      475%      418%        75        105%    139%      149%       141%
36         250%    392%      459%      404%        76        105%    136%      146%       139%
37         250%    380%      444%      391%        77        105%    134%      143%       136%
38         250%    367%      430%      378%        78        105%    132%      140%       134%
39         250%    356%      416%      366%        79        105%    130%      138%       132%
40         250%    344%      403%      355%        80        105%    129%      135%       130%
41         243%    333%      390%      343%        81        105%    127%      133%       128%
42         236%    323%      378%      333%        82        105%    125%      130%       127%
43         229%    313%      366%      322%        83        105%    124%      128%       125%
44         222%    303%      355%      312%        84        105%    122%      126%       123%
45         215%    294%      344%      303%        85        105%    121%      124%       122%
46         209%    285%      333%      294%        86        105%    120%      123%       121%
47         203%    277%      323%      285%        87        105%    119%      121%       119%
48         197%    268%      313%      276%        88        105%    118%      119%       118%
49         191%    260%      304%      268%        89        105%    116%      118%       117%
50         185%    253%      295%      260%        90        105%    116%      117%       116%
51         178%    245%      286%      253%        91        104%    115%      115%       115%
52         171%    238%      278%      245%        92        103%    114%      114%       114%
53         164%    232%      270%      238%        93        102%    112%      113%       113%
54         157%    225%      262%      232%        94        101%    111%      112%       111%
55         150%    219%      254%      225%        95        100%    110%      110%       110%
56         146%    213%      247%      219%        96        100%    109%      109%       109%
57         142%    207%      240%      213%        97        100%    107%      107%       107%
58         138%    202%      233%      208%        98        100%    106%      106%       106%
59         134%    197%      227%      202%        99        100%    105%      105%       105%
                                                  100 +      100%    100%      100%       100%

Flexible Term Insurance Option Rider

     You may add the FTIO Rider to the policy to provide additional death benefit coverage on the Life Insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of the policy. The Rider will terminate at the earlier of Attained Age 100, the date the policy lapses or is surrendered, and your request to cancel the FTIO Rider.

     You may schedule the death benefit amounts that will apply at specified times (the "Scheduled Death Benefits"). Scheduled Death Benefits may be constant or varying from time to time. The Death Benefit Schedule will be shown in the policy.

     The Term Insurance Benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:

     (a)  the Scheduled Death Benefit for the Policy Month, and

     (b) the Face Amount of the policy or, if greater, the policy's Minimum Death Benefit

     Even if the Term Insurance Benefit may be zero in a Policy Month, the Rider will not terminate.

     Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive's salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a death benefit Schedule as follows:

           Policy         Scheduled      Policy       Scheduled
            Year        Death Benefit     Year      Death Benefit
           ------       -------------    ------     -------------
             1             100,000         6           127,628
             2             105,000         7           134,010
             3             110,250         8           140,710
             4             115,763         9           147,746
             5             121,551        10+          155,133

     The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:

           Policy           Total         Face       Flexible Term
            Year        Death Benefit    Amount     Insurance Amount
           ------       -------------    ------     ----------------
              1            100,000       100000              0
              2            105,000       100000          5,000
              3            110,250       100000         10,250
              4            115,763       100000         15,763
              5            121,551       100000         21,551
              6            127,628       100000         27,628
              7            134,010       100000         34,010
              8            140,710       100000         40,710
              9            147,746       100000         47,746
             10            155,133       100000         55,133

Death Benefit Options

     You may choose either of two death benefit Options:

     Death Benefit Option 1. The death benefit on any date is the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.

     Death Benefit Option 2. The death benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the Term Insurance Benefit of the FTIO Rider.

Changing the Death Benefit Option

     You may change the death benefit Option at any time. The change will take effect at the beginning of the next Policy Month that is at least 30 days after your written request is received at the Service Office. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.

     A change in the death benefit Option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of death benefit, as follows:

     Change from Option 1 to Option 2. The new Face Amount will be the Face Amount prior to the change less the Policy Value on the date of the change.

     The Scheduled Death benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy Value on the date of the change.

     Coverage Amounts will be reduced or eliminated in the order that they are listed in the policy until the total decrease in Coverage Amounts equals the decrease in Face Amount.

     surrender charge will not be assessed for reductions that are solely due to a change in the death benefit Option.

     Example. A policy is issued with a Face amount of $100,000, death benefit Option 1, and the following schedule:

                         Policy        Scheduled
                          Year       Death Benefit
                         ------      -------------
                           1            100,000
                           2            125,000
                           3            150,000
                           4            175,000
                           5+           200,000

     The death benefit Option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000 (the Face Amount prior to the change less the Policy Value) and the Death Benefit Schedule after the change will become:

                         Policy        Scheduled
                          Year       Death Benefit
                         ------      -------------
                           3            140,000
                           4            165,000
                           5+           190,000

     Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change.)

     The resulting Face Amount increase will be added to the first Coverage Amount listed in the policy.

     The Annual Premium Target for this Coverage Amount will not be increased and new surrender charge or Sales Loads will not apply, however, for an increase solely due to a change in the death benefit Option.

     Example. A policy is issued with a Face amount of $100,000, death benefit Option 2, and the following schedule:

                         Policy        Scheduled
                          Year       Death Benefit
                         ------      -------------
                           1            100,000
                           2            125,000
                           3            150,000
                           4            175,000
                           5+           200,000

     The death benefit Option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Death Benefit Schedule after the change will become:

                         Policy        Scheduled
                          Year       Death Benefit
                         ------      -------------
                           3            160,000
                           4            185,000
                           5+           210,000

Changing the Face Amount and Scheduled Death Benefits

     At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.

     Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

     . Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the Life Insured's insurability.

     . Increases will take effect at the beginning of the next Policy Month after we approve the request.

     . We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the Life Insured's Attained Age or other factors.

     . If the Face Amount is increased (other than as required by a death benefit Option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.

     New Surrender Charges or Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the policy as follows:

     . First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.

     . Second, if needed, a new Coverage Amount will be added to the policy with an Annual Premium Target and new surrender charge or Sales Loads. Any new Coverage Amount will be based on the Life Insured's Attained Age and other relevant factors on the effective date of the increase.

Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in surrender charge or Sales Loads (see "Charges and Deductions -- Attribution of Premiums").

     Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

     . Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next policy Month which is at least 30 days after your written request is received at the Service Office.

     . If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.

     . If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.

     . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy. surrender charge may be assessed (see "Charges and Deductions -- Sales Load or Surrender Charge").

     Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:

     (a) is the partial withdrawal amount plus any applicable Surrender Charge and

     (b) is the excess, if any, of the policy's Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.

     Decreases in Face Amount under death benefit Option 1 due to a Partial Withdrawal are subject to the following conditions:

     . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.

     . All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.

     . A Face Amount decrease due to a partial withdrawal will not incur any Surrender Charge in addition to that applicable to the partial withdrawal (see "Charges and Deductions -- Sales Load or Surrender Charge").

     Example for Face Increases and Decreases. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and a Death Benefit Schedule as follows:

                         Policy        Scheduled
                          Year       Death Benefit
                         ------      -------------
                           1            100,000
                           2            125,000
                           3            150,000
                           4            175,000
                           5+           200,000

     Assume the following policy activity:

            Activity                                 Effect on Policy                        Change in Benefit Schedule
In Policy Year 2, the Face           The initial Coverage amount is reduced to $80,000.                        Scheduled
Amount is reduced to $80,000.                                                             Policy Year        Death Benefit
                                                                                                 2              105,000
                                                                                                 3              130,000
                                                                                                 4              155,000
                                                                                                 5+             180,000

            Activity                                 Effect on Policy                       Change in Benefit Schedule
In Policy Year 3, the Face        The initial Coverage Amount (which earlier was                               Scheduled
Amount is increased to $120,000   reduced to $80,000) is restored to its original level   Policy Year        Death Benefit
                                  of $100,000. A new Coverage Amount for $20,000 is              3              170,000
                                  added to the policy. This new coverage amount will             4              195,000
                                  have its own Annual Premium Target, and if                     5+             220,000
                                  applicable, its own Sales Load or surrender charge. A
                                  portion of the future premiums paid will be
                                  attributed to this Coverage Amount to determine the
                                  amount of the Sales Load or Surrender Charge.

In Policy Year 4, a Partial       The Face Amount is reduced to $90,000. The most                              Scheduled
Withdrawal of $30,000 is made.    recent Coverage Amount of $20,000 is reduced to $0,     Policy Year        Death Benefit
                                  and the initial Coverage Amount is reduced to $90,000.         4              165,000
                                                                                                 5              190,000

     Factors that Affect the Death Benefit. In the case of death benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the "Risks/Benefits Summary." These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.

                                PREMIUM PAYMENTS

Initial Premiums

     No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in the general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market Trust.

     On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market Trust for the duration of the right to examine period (see "Right to Examine the Policy").

Subsequent Premiums

     After the payment of the initial premium, premiums may be paid at any time during the lifetime of the Life Insured prior to Attained Age 100 and in any amount subject to the premium limitations described below. A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.

     Payment of premiums will not guarantee that the policy will stay in force and failure to pay premiums will not necessarily cause the policy to lapse. The policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover policy charges.

Premium Limitations

     If the policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the policy to qualify as life insurance. The GP Test premium limits are stated in the policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned.

     If the policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the death benefit by an amount greater than the increase in Policy Value.

Premium Allocation

     You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at the Service Office.

                             CHARGES AND DEDUCTIONS

Premium Load

     We will deduct a Premium Load as a percentage of each premium payment that is guaranteed never to exceed 2.0%. Currently, we waive this load in Policy Years 11 and later and charge 0%.

     The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.

Sales Load or Surrender Charge

     Each Coverage Amount listed in the policy is designated as having either a Sales Load or Surrender Charge. One or the other of these charges will apply to a Coverage Amount, but not both. This designation cannot be changed after a Coverage Amount is effective and, currently, the same alternative must apply to all Coverage Amounts.

     Generally, policy benefits will be approximately equal in present value under either alternative. However, there is no guarantee each alternative will perform the same in all circumstances. Therefore, you should obtain individualized illustrations for both charge structures. Current cost of insurance rates in early Policy Years will be higher for the Surrender Charge alternative.

     The Sales Load or Surrender Charge is intended to cover a portion of our costs of marketing and distributing the policies.

     Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the Life Insured's Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the policy.

     Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.

     Sales Load. We deduct a Sales Load from all premium amounts attributed to a Coverage Amount designated as having a Sales Load. The Sales Load is a percentage of premiums guaranteed never to exceed the percentages below. Currently we are charging these percentages.

          Coverage Year      Percentage       Coverage Year     Percentage
          -------------      ----------       -------------     ----------
                1                     8%           4                     2%
                2                     6%           5                     1%
                3                     3%           6+                    0%

     Surrender Charge. We will deduct a Surrender Charge from the Net Policy Value upon elimination or reduction of a Coverage Amount designated as having a Surrender Charge during the first 9 Coverage Years. Coverage Amounts may be eliminated or reduced and a Surrender Charge assessed due to:

     .    surrender of the policy for its Net Cash Surrender Value,

     .    a partial withdrawal which exceeds the Free Partial Withdrawal Amount,

     . a Face Amount decrease that is not solely due to a death benefit Option change, or

     .    lapse of the policy.

     The Surrender Charge for an applicable Coverage Amount is a percentage of the sum of all premiums attributed to it since its effective date. Surrender Charge percentages are guaranteed never to exceed those below. Currently, we are charging these percentages:

          Coverage Year    Percentage       Coverage Year     Percentage
          -------------    ----------       -------------     ----------
                1                 5.0%            6                  1.5%
                2                 4.0%            7                  1.0%
                3                 3.0%            8                  1.0%
                4                 2.5%            9                  0.5%
                5                 2.0%           10+                 0.0%

     Although the Surrender Charge percentages remain level or decrease as the Coverage Year increases, the total dollar amount of surrender charge may increase, as the total premium paid increases. Premiums paid in any Coverage Year in excess of the Annual Premium Target and premiums paid after the fifth Coverage Year may not add to the Surrender Charge, so the timing of premium payments may affect the amount of the Surrender Charge.

     Depending upon circumstances such as premiums paid and performance of the underlying investment options, there may be a Policy Value but no Cash Surrender Value available due to the existence of the Surrender Charge.

     Unless otherwise allowed by us and specified by you, surrender charge will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

     Surrender Charges on a Partial Withdrawal. We will assess a portion of the Surrender Charge if you take a partial withdrawal that exceeds the Free Withdrawal Amount. The Free Withdrawal Amount is 10% of the Net Cash Surrender Value at the time of the withdrawal less the amount of any partial withdrawals already taken in the same Policy Year.

     The portion of the policy's total Surrender Charge that will be assessed is the ratio of (a) to (b), where (a) is the amount being withdrawn in excess of the Free Withdrawal Amount and (b) is the Net Cash Surrender Value immediately prior to the withdrawal. The remaining surrender charge for all Coverage Amounts will be reduced in the same proportion that the Surrender Charge assessed bears to the policy's total Surrender Charge immediately prior to the partial withdrawal.

     Surrender Charges on a Face Amount Decrease. We will assess a portion of the Surrender Charge upon a Face Amount decrease that is not required due to a death benefit Option change or partial withdrawal. For each Coverage Amount that is reduced or eliminated as a result of the decrease, we will assess a portion of any applicable Surrender Charge. The proportion of the Surrender Charge that is assessed will be the ratio of amount by which the Coverage Amount is reduced to the Coverage Amount prior to reduction. The remaining surrender charge for affected Coverage Amounts will be reduced by the same ratio.

Monthly Deductions

     On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the policy's Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.

     Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a policy.

     Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to the Company and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.

     Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where

     (a) is the applicable death benefit amount on the first day of the Policy Month, divided by 1.0024663; and

     (b) is the Policy Value attributed to that death benefit amount on the first day of the Policy Month.

     Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.

     Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the death benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).

     Attribution of Policy Value to Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the death benefit over the Face Amount.

     Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the death benefit over the Face Amount. There are different current cost of insurance rate bases for:

     .    Coverage Amounts having Sales Loads,

     .    Coverage Amounts having surrender charge, and

     . The excess of the death benefit over the Face Amount, including any Term Insurance Benefit under the FTIO Rider.

     The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:

     . the cost of insurance rate basis for the applicable death benefit amount,

     . the Life Insured's Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,

     .    the underwriting class of the applicable death benefit amount,

     . the Coverage Year, or Policy Year for the excess of the death benefit over the Face Amount,

     .    any extra charges for substandard ratings, as stated in the policy.

     Since the net amount at risk for death benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.

     Cost of insurance rates will generally increase with the Life Insured's age and the Coverage Year.

     Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.

     Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are the based on 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.

Asset Based Risk Charge Deducted from Investment Accounts

     We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy.

     The charge is a percentage of amounts in the Investment Accounts, which will reduce Unit Values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:

                    Policy Year        Annual Rate
                    -----------        -----------
                       1-10               0.50%
                        11+               0.25%

Investment Management Fees and Expenses

     The investment management fees and expenses of the portfolios, the underlying variable investment options for the policy, are set forth in the Fee Tables above and in the portfolio prospectuses.

Reduction in Charges and Enhanced Surrender Values

     The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a Case. The size or nature of the Case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policy owners.

                           COMPANY TAX CONSIDERATIONS

     Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to such Account or to the policy. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of tax laws that we determines to be attributable to the Separate Account or to the policy.

                                  POLICY VALUE

Determination of the Policy Value

     A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

     The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Risks/Benefits Summary."

     Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy times the value of such units.

     Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA. See "The General Account -- Fixed Account".

     Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by John Hancock USA that is lower than the loan interest rate charged on Policy Debt. See "Policy Loans -- Loan Account".

Units and Unit Values

     Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when Net Premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

     Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day that is not a Business Day will be made on the next Business Day.

     Unit Values. For each Business Day the unit value for a sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for that sub-account on such subsequent Business Day.

     The net investment factor for a sub-account on any Business Day is equal to
(a) divided by (b) minus (c), where:

     (a) is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;

     (b) is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and

     (c) is a charge not exceeding the daily mortality and expense risk charge shown in the "Charges and Deductions -- Asset Based Risk Charge Deducted from Investment Accounts" section.

     The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Transfers of Policy Value

     Subject to the restrictions set forth below, the policy owner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Account."

     Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio's investments in accordance with the portfolio's investment objective and policies) and dilution with respect to interests held for long-term investment.

     To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

     While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

     The Company's current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request made be made on any day. The policy owner may, however, transfer to the Money Market investment option even if the two transfer per month limit has been reached, but only if 100% of the value in all variable investment options is transferred to the Money Market investment option. If such a transfer to the Money Market investment option is made, then, for the 30 calendar day period after such transfer, no transfers from the Money Market investment option to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

     Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits:
(i) during the 10 calendar day period after any account values are transferred from one variable investment option into a second variable investment option, the values can only be transferred out of the second investment option if they are transferred into the Money Market investment option; and (ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market investment option may not be transferred out of the Money Market investment option into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

     The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described in "Payment of Proceeds" occurs. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of a portfolio.

     Transfer Requests. Transfer requests may be made in writing in a format satisfactory to us. From time to time we may offer you alternate means of communicating transfer requests to us, such as electronic mail, the Internet or telephone. We will use reasonable procedures to confirm that instructions received by alternate means are genuine and we will not be liable for following instructions we have reasonably determined to be genuine.

     Limitations on Transfers From the Fixed Account. The maximum amount that may be transferred from the Fixed Account in any Policy Year is 25% of the Fixed Account Value at the previous Policy Anniversary. Any transfer that involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust. We may allow greater amounts to be transferred from the Fixed Account if a systematic plan of withdrawals is agreed to in advance. For example, we will allow the transfer of 20%, 25%, 33%, 50% and 100% of the remaining balance in the Fixed Account in five successive years provided we agree in advance in writing and that no amounts are transferred into the Fixed Account during the 5 year period.

                                  POLICY LOANS

     At any time while the policy is in force, you may borrow against the Policy Value. The policy is the only security for the loan. policy loans may have tax consequences. See "Tax Treatment of Policy Benefits -- Policy Loan Interest."

     A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the Life Insured to be reduced by the amount of outstanding Policy Debt.

     Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the Policy's Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.

Interest Charged on Policy Loans

     Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.

Loan Account

     When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the Accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

     Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.

     Currently we credit loan interest rates which vary by Policy Year as follows:
                          Current Loan Interest   Excess of Loan Interest
          Policy Years       Credited Rates             Charged Rate
          ------------    ---------------------   -----------------------
              1-10                3.25%                    0.75%
              11+                 3.75%                    0.25%

     Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.

     Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the Life Insured while the policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

     Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.

                    POLICY SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender

     A policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charge, monthly deductions due and Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the policy and a written request for surrender at the Service Office. When a policy is surrendered, the insurance coverage and all other benefits under the policy will terminate.

Partial Withdrawals

     You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the Accounts in the same proportion as the Policy Value in each Account bears to the Net Policy Value.

     Surrender Charges may be assessed on a Partial Withdrawal. See "Charges and Deductions -- Surrender Charges." The death benefit may be reduced as a result of a Partial Withdrawal. See "Death Benefits -- Decreases in Face Amount under death benefit Option 1 due to a Partial Withdrawal".

                             LAPSE AND REINSTATEMENT

Lapse

     A policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would go below zero after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Tax Treatment of Policy Benefits -- Surrender or Lapse." We will notify you of the default and will allow you a 61-day grace period in which to make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium load charge. If the required payment is not received by the end of the grace period, the policy will terminate with no value.

     Death During Grace Period. If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

     You may reinstate a policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

     .    The policy must not have been surrendered for its Net Cash Surrender
          Value;

     . Evidence of the Life Insured's insurability satisfactory to us must be provided; and

     . A premium equal to the payment required during the grace period following default to keep the policy in force is paid.

                               THE GENERAL ACCOUNT

     The general account of John Hancock USA consists of all assets owned by us other than those in the Separate Account and other Separate Accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.

     By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

     You may allocate Net Premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. John Hancock USA will hold the reserves required for any portion of the policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

     Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

     .    the portion of the Net Premiums allocated to it; plus

     .    any amounts transferred to it; plus

     .    interest credited to it; less

     .    any charges deducted from it; less

     .    any partial withdrawals from it; less

     .    any amounts transferred from it.

     Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.

                         OTHER PROVISIONS OF THE POLICY

Policy owner Rights

     Unless otherwise restricted by a separate agreement, you may:

     .    Vary the premiums paid under the policy.

     .    Change the death benefit Option.

     .    Change the premium allocation for future premiums.

     .    Transfer amounts between sub-accounts.

     .    Take loans and/or partial withdrawals.

     .    Surrender the contract.

     .    Transfer ownership to a new owner.

     . Name a contingent owner that will automatically become owner if you die before the Life Insured.

     .    Change or revoke a contingent owner.

     .    Change or revoke a beneficiary.

     Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at the Service Office. We assume no responsibility for the validity or effects of any assignment.

Beneficiary

     You may appoint one or more beneficiaries of the policy by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the Life Insured's lifetime by giving written notice in a form satisfactory to us. If the Life Insured dies and there is no surviving beneficiary, you, or your estate if you are the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, we will pay the insurance benefit as if the beneficiary had died before the Life Insured.

Incontestability

     We will not contest the validity of a policy after it has been in force during the Life Insured's lifetime for two years from the Issue Date stated in the policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the Life Insured's lifetime for two years. If a policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.

Misstatement of Age or Sex

     If the Life Insured's stated age or sex or both in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

     If the Life Insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the policy (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the Life Insured should die by suicide within two years after a Face Amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived.

Supplementary Benefits

     Subject to certain requirements, one or more supplementary benefits may be added to a policy, including the FTIO Rider (see "Death Benefits -- Flexible Term Insurance Option Rider") and, in the case of a policy owned by a corporation or other similar entity, a benefit permitting a change in the Life Insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of FTIO Rider (see "Charges and Deductions -- Monthly Deductions").

                           TAX TREATMENT OF THE POLICY

     This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

     The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted.

General

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are ordinarily not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you've paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first 15 years after issuance of the policy are ordinarily taxable in whole or in part. (See "Other Policy Distributions" below.) Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you've paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind. (See "7-Pay Premium Limit and Modified Endowment Contract Status" below.)

Policy Death Benefit Proceeds

     We expect the policy to receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines a life insurance contract for federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with Section 7702.

     If the policy complies with Section 7702, the death benefit proceeds under the policy should be excludable from the beneficiary's gross income under
Section 101 of the Code.

Other Policy Distributions

     Increases in policy value as a result of interest or investment experience will not be subject to federal income tax unless and until values are received through actual or deemed distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the policy owner in order for the policy to continue to comply with the Section 7702 definitional limits. Changes that reduce benefits include partial withdrawals and death benefit option changes. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in Section 7702. The taxable amount is subject to limits prescribed in Section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

     Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

     It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the portfolios failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

     Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the federal estate tax. If the owner is not the person insured, the value of the poilcy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds or the account value may be includible in the fomrer owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax adviser regardin these possible tax consequences.

     Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Policy Loans

     We expect that, except as noted below (see "7-Pay Premium Limit and Modified Endowment Contract Status"), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification Rules and Ownership of the Separate Account

     Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

     In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

     The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Separate Account.

     We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the portfolios will be able to operate as currently described in the Series Funds' prospectuses, or that a Series Fund will not have to change any portfolio's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

7-Pay Premium Limit and Modified Endowment Contract Status

     At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

     The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

Policies classified as modified endowment contracts are subject to the following tax rules:

     First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time.

     Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

     Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

     is made on or after the date on which the policy owner attains age 59 1/2;

     is attributable to the policy owner becoming disabled; or

     is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary.

These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

     Furthermore, any time there is a "material change" in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

     Moreover, if benefits under a policy are reduced (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract.

     All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 Retirement Plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

     To the extent that policy distributions to you are taxable, they are generally subject to withholding for your federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

     In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under life insurance policy issued by a United States company is U.S.-source income that is subject to United States federal income tax.

Life Insurance Purchases by Non-Resident Aliens

     If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

                                OTHER INFORMATION

Payment of Proceeds

     As long as the policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at the Service Office of all the documents required for such a payment. We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings), (ii) trading on the New York Stock Exchange is restricted (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or (iv) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

Reports to Policyholders

     Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:

     .    the amount of death benefit;

     . the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

     . the value of the units in each Investment Account to which the Policy Value is allocated;

     .    the Policy Debt and any loan interest charged since the last report;

     . the premiums paid and other policy transactions made during the period since the last report; and

     .    any other information required by law.

     You will also be sent an annual and a semi-annual report for the portfolios, which will include a list of the securities, held in each portfolio as required by the 1940 Act.

Distribution of Policies

     John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

     JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

     We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliates Essex National Securities, Inc. and Signator Investors, Inc.

     Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy. (See "Charges and Deductions.")

     A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to policies that have already been purchased.

     Standard Compensation. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 15% of the target premium paid in Policy Year 1, 9.0% of target premium in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

     Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker-dealers may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and is affiliates may contribute to, as well as sponsor, various educational programs, sales contests, and/or other promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash or other rewards.

     These arrangements will not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

     Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable policies or contracts. These compensation arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. As a result, registered representatives may be motivated to sell the policies of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy.

Responsibilities of John Hancock USA

     John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the Policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the Policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the Policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

     Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

Voting Rights

     As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular portfolio. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policyholders having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyholders are received, including shares not attributable to the Policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

     The number of shares in each sub-account for which instructions may be given by a policyholder is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

     John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policyholders of that action and its reasons for such action in the next communication to policyholders.

Substitution of Portfolio Shares

     It is possible that in the judgment of the management of John Hancock USA, one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

     John Hancock USA also reserves the right (i) to combine other Separate Accounts with the Separate Account, (ii) to create new Separate Accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company,
(iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another Separate Account and from another Separate Account to the Separate Account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

     The Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339.

     All records and accounts relating to the Separate Account and the portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided the Company or by McCamish Systems on behalf of us.

State Regulation

     John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

     John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Further Information

     A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

     For further information you may also contact John Hancock USA's Home Office, the address and telephone number of which are on the last page of the prospectus.

Financial Statements

     The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information.

                             APPENDIX A: DEFINITIONS

     Annual Premium Target: is an amount set forth in the policy that limits the amount of premium attributable to a Coverage Amount in Surrender Charge or Sales Load calculations.

     Attained Age: is the Issue Age of the Life Insured plus the number of completed Policy Years.

     Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

     Case: is a group of Policies insuring individual lives with common employment or other relationship, independent of the Policies.

     Cash Surrender Value: is the Policy Value less the Surrender Charge and any outstanding monthly deductions due.

     Coverage Amount: is an amount of insurance coverage under the policy with a distinct effective date. The Face Amount of the policy at any time is the sum of the Coverage Amounts in effect.

     Coverage Year: is a one-year period beginning on a Coverage Amount's effective date and on each anniversary of this date. For Coverage Amounts in effect on the policy's Effective Date, the Coverage Year is the same as the Policy Year.

     Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.

     Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.

     Issue Age: is the Life Insured's age on the birthday closest to the Policy Date.

     Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.

     Minimum Initial Premium: is the sum of the monthly deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.

     Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

     Net Policy Value: is the Policy Value less the value in the Loan Account.

     Net Premium: is the premium paid less the Premium Load and Sales Load.

     Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.

     Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.

     Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

     Service Office: is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, or such other address as we specify to you by written notice.

     In addition to this prospectus, John Hancock USA has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information (the "SAI") which contains additional information about John Hancock USA and the Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.

                                 SERVICE OFFICE

                Express Delivery                 Mail Delivery
             200 Bloor Street East                P.O. Box 40
        Toronto, Ontario, Canada M4W 1E5       Buffalo, NY 14201
                     Phone:                           Fax:
                 1-800-387-2747                  1-416-926-5656


     Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC's Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.


1940 Act No. 811-5130 1933 Act File No. 333-100567

                       Statement of Additional Information
                                dated May 1, 2006

                                for interests in
 John Hancock Life Insurance Company (U.S.A.) Separate Account N ("Registrant")

                       Interests are made available under

                                  CORPORATE VUL

     a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA" or
                                 "DEPOSITOR")
This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at Life Operations, 197 Clarendon Street, Boston, MA 02117 or telephoning 1-800-521-1234.

                                TABLE OF CONTENTS

Contents of this SAI                                         Page No.
Description of the Depositor ........................           2
Description of the Registrant .......................           2
Services ............................................           2
Independent Registered Public Accounting Firm .......           2
Principal Underwriter/Distributor ...................           2
Additional Information About Charges ................           3
Financial Statements of Registrant and Depositor

Description of the Depositor

     Under the federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor". The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

     Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Description of the Registrant

     Under the federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant". In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account N (the "Account"), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of "separate account" under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of John Hancock USA.

     New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

Services

     Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by John Hancock Life Insurance Company, John Hancock Life Insurance Company of New York or other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

     Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts, 02110.

Independent Registered Public Accounting Firm

     The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Separate Account N of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter/Distributor

     John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

     JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

     We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

     The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004 and 2003 was $487,871,282, $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

     Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 15% of the target premium paid in the first policy year 1, 9.0% of the target premium in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

     The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy.

     Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

  . Fixed dollar payments: The amount of these payments varies widely. JH
    Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

  . Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

  . Payments based upon "assets under management": These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

     Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our policies sold by registered representatives of Essex National Securities, Inc. on bank premises.

Additional Information About Charges

     A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

Reduction In Charges

     The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which

John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

                               JOHN HANCOCK LIFE
                               INSURANCE COMPANY
                                   (U.S.A.)

                       (Formerly The Manufacturers Life
                          Insurance Company (U.S.A.))

                             Audited Consolidated
                        U.S. GAAP Financial Statements

                                  Years ended
                       December 31, 2005, 2004 and 2003


                         [LOGO OF MANULIFE FINANCIAL]

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

         (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                 Years ended December 31, 2005, 2004 and 2003

                                   CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......              1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS.....................
   CONSOLIDATED BALANCE SHEETS................................              2
   CONSOLIDATED STATEMENTS OF INCOME..........................              3
   CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY.              4
   CONSOLIDATED STATEMENTS OF CASH FLOWS......................              5
   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.................              7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.))

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

March 21, 2006
Boston, Massachusetts

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED BALANCE SHEETS


As of December 31 (in millions)                                   2005    2004
--------------------------------------------------------------  -------- -------
ASSETS
Investments (note 3):
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2005 $11,215; 2004 $10,396)  $ 11,770 $11,188
   Equity (cost: 2005 $478; 2004 $382)                               584     466
Mortgage loans                                                     2,410   2,367
Real estate                                                        1,449   1,450
Policy loans                                                       2,187   2,681
Short-term investments                                               549     436
Other investments                                                     61      57
                                                                -------- -------
TOTAL INVESTMENTS                                                 19,010  18,645
                                                                -------- -------
Cash and cash equivalents                                          2,591   1,482
Deferred acquisition costs (note 5)                                4,112   3,448
Deferred sales inducements (note 5)                                  231     228
Amounts due from affiliates                                        2,395   2,350
Amounts recoverable from reinsurers                                1,201     988
Other assets (Goodwill: 2005 - $54; 2004 - $62)                    1,430   1,044
Separate account assets                                           70,565  57,103
                                                                -------- -------
TOTAL ASSETS                                                    $101,535 $85,288
                                                                ======== =======
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Policyholder liabilities and accruals                           $ 21,873 $21,447
Net deferred tax liabilities (note 6)                                610     569
Amounts due to affiliates                                          2,271     420
Other liabilities                                                  2,089   1,830
Separate account liabilities                                      70,565  57,103
                                                                -------- -------
TOTAL LIABILITIES                                                 97,408  81,369
                                                                ======== =======
Shareholder's Equity:
Capital stock (note 7)                                                 5       5
Additional paid-in capital                                         2,045   2,024
Retained earnings                                                  1,410   1,062
Accumulated other comprehensive income (note 4)                      667     828
                                                                -------- -------
TOTAL SHAREHOLDER'S EQUITY                                         4,127   3,919
                                                                -------- -------
TOTAL LIABILITIES AND SHAREHOLDE R'S EQUITY                     $101,535 $85,288
                                                                ======== =======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF INCOME


For the years ended December 31
(in millions)                                               2005   2004   2003
-------------                                              ------ ------ ------
Revenue:
   Premiums                                                $  870 $  943 $  955
   Fee income                                               1,764  1,369  1,107
   Net investment income                                    1,169  1,148  1,174
   Net realized investment gains                              209    285    160
   Other revenue                                                5      5      5
                                                           ------ ------ ------
TOTAL REVENUE                                               4,017  3,750  3,401
                                                           ------ ------ ------
Benefits and Expenses:
   Policyholder benefits and claims                         1,579  1,687  1,829
   Operating expenses and commissions                         892    715    654
   Amortization of deferred acquisition costs and
     deferred sales inducements                               322    358    227
   Interest expense                                            29     22     46
   Policyholder dividends                                     400    389    377
                                                           ------ ------ ------
TOTAL BENEFITS AND EXPENSES                                 3,222  3,171  3,133
                                                           ------ ------ ------
OPERATING INCOME BEFORE INCOME TAXES AND CHANGE
  IN ACCOUNTING PRINCIPLE                                     795    579    268
                                                           ------ ------ ------
INCOME TAX EXPENSE                                            247    168     77
                                                           ------ ------ ------
INCOME AFTER INCOME TAXES AND BEFORE CHANGE IN
  ACCOUNTING PRINCIPLE                                        548    411    191
                                                           ------ ------ ------
CHANGE IN ACCOUNTING PRINCIPLE                                  -     48      -
                                                           ------ ------ ------
NET INCOME                                                 $  548 $  459 $  191
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                   Additional          Accumulated Other     Total
                                           Capital  Paid-in   Retained   Comprehensive   Shareholder's
(in millions)                               Stock   Capital   Earnings      Income          Equity
-----------------------------------------  ------- ---------- -------- ----------------- -------------
BALANCE, JANUARY 1, 2003                    $  5     $2,024    $  642      $    511        $  3,182
   Comprehensive income                        -          -       191           282             473
   Dividend to shareholder                     -          -       (80)            -             (80)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2003                     5      2,024       753           793           3,575
   Comprehensive income                        -          -       459            35             494
   Dividend to shareholder                     -          -      (150)            -            (150)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2004                     5      2,024     1,062           828           3,919
   Comprehensive income                        -          -       548          (161)            387
   Capital contribution from shareholder       -         13         -             -              13
   Transactions with affiliates (note 17)      -          8         -             -               8
   Dividend to shareholder                     -          -      (200)            -            (200)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2005                  $  5     $2,045    $1,410      $    667        $  4,127
                                            ====     ======    ======      ========        ========

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS


 For the years ended December 31,
 (in millions)                                         2005     2004     2003
 --------------------------------------------------- -------  -------  -------
 Net Income                                          $   548  $   459  $   191
 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Net realized gains                                     (209)    (285)    (160)
 Net depreciation, amortization of bond premium
   / discount and other investment related items          54        3       55
 Change in policyholder liabilities and accruals        (165)     521      421
 Deferral of acquisition costs and sales inducements    (976)    (901)    (648)
 Amortization of deferred acquisition costs
   and sales inducements                                 322      358      227
 Increase in deferred tax liability, net                 118      128      143
 Change in accounting principle                           --      (48)      --
 Change in other assets and other liabilities           (320)     152      334
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES                              $  (628) $   387  $   563
                                                     -------  -------  -------
 Investing Activities:
 Fixed-maturity securities sold, matured or repaid   $ 8,523  $ 9,218  $11,223
 Fixed-maturity securities purchased                  (9,294)  (9,277)  (9,715)
 Equity securities sold                                  153      209      530
 Equity securities purchased                            (261)    (159)    (166)
 Mortgage loans advanced                                (529)    (481)    (564)
 Mortgage loans repaid                                   508      335      307
 Real estate sold                                          9        3       --
 Real estate purchased                                   (35)    (212)    (197)
 Policy loans repaid (advanced), net                     480     (149)    (163)
 Short-term investments, net                            (112)    (170)    (262)
 Other investments, net                                   (6)      --       10
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   INVESTING ACTIVITIES                              $  (564) $  (683) $ 1,003
                                                     -------  -------  -------

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS - (CONTINUED)

For the years ended December 31,
(in millions)                                          2005     2004     2003
----------------------------------------------------- ------  -------  -------
Financing Activities:
Capital contribution from shareholder                 $   13        -        -
Net cash transferred related to Taiwan operations
  (note 17)                                              (24)       -        -
Deposits and interest credited to policyholder
  account balances                                     1,803  $ 1,836  $ 1,877
Withdrawals from policyholder account balances          (938)  (1,327)  (1,392)
Unearned revenue                                          49      120       85
Amounts due to (from) affiliates, net                  1,810      155   (1,516)
Principal repayment of amounts due to affiliates
  and shareholder                                         --       --     (416)
Net reinsurance recoverable                             (212)     172      132
Dividend paid to shareholder                            (200)    (150)     (80)
Repaid funds                                              --       --       (2)
                                                      ------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES                                          $2,301  $   806  $(1,312)
                                                      ------  -------  -------
Increase in cash and cash equivalents during the year $1,109  $   510  $   254
Cash and cash equivalents at beginning of year         1,482      972      718
                                                      ------  -------  -------
BALANCE, END OF YEAR                                  $2,591  $ 1,482  $   972
                                                      ======  =======  =======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

1.   ORGANIZATION

     John Hancock Life Insurance Company (U.S.A.) ("JH USA" or the "Company") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

     JH USA and its subsidiaries operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, and individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

  a) Basis of Presentation

     The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  b) Recent Accounting Standards

         Statement of Financial Accounting No. 155, Accounting for Certain Hybrid Instruments ("SFAS No. 155")

     In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 155, which is an amendment of FASB Statements No. 133 and
     No. 140, and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting, for them. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS No. 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instruments. SFAS will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is unable to estimate the impact on its consolidated financial position and results of operations of adopting SFAS 155.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

         Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales induced assets from extinguished contracts should no longer be deferred and charged off to expense.

     SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. The Company is not able to estimate the impact on its consolidated financial position and results of operations of adopting SOP 05-1.

         Statement of Financial Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces APB Opinion
     No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

     SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

     SFAS No. 154 will be effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

      SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS No. 123(R)")

     In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS No. 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

     The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its Parent granted to its employees and anticipates continuing to use this model upon the adoption of SFAS No. 123(R), on January 1, 2006.

     Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

        FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

     In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

     On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expanded Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

     FASB Interpretation 46 (revised December 2003 ) - Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51("FIN 46R").

     In December 2003, the FASB issued FIN 46R, which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interests are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

     Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

     In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets are recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

     This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under this guidance, and that none of its relationships with VIEs are significant.

     Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $48 (net of tax of $26).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

        Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133
     Implementation Issue No. 36 - "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

     In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on its consolidated financial position, results of operations or cash flows.

  c) Investments

     The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the first in first out method, where the securities are deemed to have been sold in the same order as purchased. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    c) Investments

       Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

       Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

       Policy loans are reported at aggregate unpaid balances, which approximate fair value.

       Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

    d) Derivatives

       All derivative instruments are reported on the consolidated balance sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

       For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $5 after tax, included in other comprehensive income as of December 31, 2005, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    e) Cash Equivalents

       The Company considers all highly liquid debt instruments purchased with a remaining maturity of 90 days or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

    f) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

       Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2005 the Company's DAC was deemed recoverable.

       The Company currently offers enhanced crediting rates or bonus payments to contractholders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

    g) Policyholder Liabilities and Accruals

       Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

       For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

FOR JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  g) Policyholder Liabilities and Accruals (continued)

     For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

     For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2005, participating insurance expressed as a percentage of gross actuarial reserves and account values was 41.2%.

     For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2005, $8,743 (2004
     - $9,527) of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

     JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends was calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximated the earned amount and fair value as of December 31, 2005.

  h) Separate Accounts

     Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenues of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  i) Revenue Recognition

     Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

     Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

     Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

  j) Policyholder Benefits and Claims

     Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

  k) Reinsurance

     The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

     The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  l) Stock-Based Compensation

     Certain JH USA employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of JH USA.

  m) Income Taxes

     Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     JH USA joins its indirect parent, Manulife Holdings (Delaware) LLC, and its subsidiaries, with the exception of John Hancock Life Insurance Company of New York ("JH NY"), in filing a consolidated federal income tax return. JH NY files a separate federal income tax return.

     In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  n) Foreign Currency Translation

     The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

  o) Reclassifications

     Certain prior year balances have been reclassified to conform to the current year's presentation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME

  a) Fixed-Maturity and Equity Securities

     As of December 31, 2005, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                               Gross        Gross
                                              Unrealized Unrealized
                             Amortized Cost    Gains       Losses      Fair Value
                             --------------- ----------- ----------  ---------------
As of December 31,            2005    2004   2005  2004  2005  2004   2005    2004
------------------           ------- ------- ----  ----  ----  ----  ------- -------
Fixed-maturity securities:
U.S. government              $ 4,332 $ 3,308 $102  $111  $(35) $ (8) $ 4,399 $ 3,411
Foreign governments            1,019   1,063  221   203     -     -    1,240   1,266
Corporate                      5,723   5,882  321   494   (56)  (14)   5,988   6,362
Mortgage - backed securities     141     143    4     7    (2)   (1)     143     149
                             ------- ------- ----  ----  ----  ----  ------- -------
TOTAL FIXED-MATURITY
  SECURITIES                 $11,215 $10,396 $648  $815  $(93) $(23) $11,770 $11,188
                             ------- ------- ----  ----  ----  ----  ------- -------
EQUITY SECURITIES            $   478 $   382 $113  $ 91  $ (7) $ (7) $   584 $   466
                             ======= ======= ====  ====  ====  ====  ======= =======

     Proceeds from sales of fixed-maturity securities during 2005 were $8,293 (2004 - $8,860; 2003 - $10,986). Gross gains and losses of $214 and $64, respectively, were realized on those sales (2004 - $252 and $123, respectively; 2003 - $251 and $122, respectively). In addition during 2005, other-than-temporary impairments on fixed maturity securities of $0 (2004 - $0; 2003 - $10) were recognized in the consolidated statements of income.

     Proceeds from sales of equity securities during 2005 were $153 (2004 - $209; 2003 - $530). Gross gains and losses of $37 and $8, respectively, were realized on those sales (2004 - $35 and $28, respectively; 2003 - $181 and $147, respectively). In addition, during 2005 other-than-temporary impairments on equity securities of $14 (2004 - $10; 2003 - $51) were recognized in the consolidated statements of income.

     The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

     As of December 31, 2005, there were 366 (2004 - 114) fixed-income securities that have a gross unrealized loss of $93 (2004 - $23) of which the single largest unrealized loss was $4 (2004 - $2). The Company anticipates that these fixed-income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  a) Fixed-Maturity and Equity Securities (continued)

     As of December 31, 2005, there were 82 (2004 -69 ) equity securities that have a gross unrealized loss of $7 (2004 - $7) of which the single largest unrealized loss is $1 (2004 - $2). The Company anticipates that these equity securities will recover in value.

  Unrealized Losses on Fixed Maturity & Equity Securities - By Investment Age

                                         As of December 31, 2005
                           ---------------------------------------------------
                              Less than 12 months            12 months or more                  Total
                           -------------------------     -------------------------     ----------------------
                            Carrying                      Carrying                      Carrying
                            Value of                      Value of                      Value of
                           Securities                    Securities                    Securities
                           with Gross                    with Gross                    with Gross
                           Unrealized     Unrealized     Unrealized     Unrealized     Unrealized     Unrealized
Description of Securities:    Loss          Losses          Loss          Losses          Loss          Losses
-------------------------- ----------     ----------     ----------     ----------     ----------     ----------
 U.S. government             $1,731          $(31)          $237           $ (6)         $1,968         $ (37)
 Corporate                    1,525           (36)           574            (20)          2,099           (56)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 Total, fixed-maturities      3,256           (67)           811            (26)          4,067           (93)
 Equity securities               37            (4)            22             (3)             59            (7)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 TOTAL                       $3,293          $(71)          $833           $(29)         $4,126         $(100)
                             ======   =      ====    =      ====    =      ====    =     ======   =     =====

The contractual maturities of fixed-maturity securities at December 31, 2005 are shown below:

As of December 31, 2005,                         Amortized Cost   Fair Value
----------------------------------------------   --------------   ----------
Fixed-maturity securities, excluding mortgage-backed securities:

   Due in one year or less....................      $   279        $   277
   Due after one year through five years......        1,040          1,059
   Due after five years through ten years.....        5,042          5,049
   Due after ten years........................        4,713          5,242
Mortgage-backed securities                              141            143
                                                    -------        -------
TOTAL FIXED - MATURITY SECURITIES                   $11,215        $11,770
                                                    =======        =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  b) Mortgage Loans

     Mortgage loans were reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                As of December 31,                2005    2004
                ----------------------            ----    ----
                IMPAIRED LOANS                    $ 82    $ 85
                                                  ----    ----
                Allowance, January 1              $ 10    $ 31
                Deductions                          (3)    (21)
                                                  ----    ----
                ALLOWANCE, DECEMBER 31            $  7    $ 10
                                                  ====    ====

     All impaired loans have been provided for and no interest is accrued on impaired loans.

  c) Investment Income

     Income by type of investment was as follows:

            For the years ended
            December 31,                 2005      2004      2003
            -------------------------   ------    ------    ------
            Fixed-maturity securities   $  705    $  692    $  737
            Equity securities               17        16        12
            Mortgage loans                 157       155       149
            Investment real estate          92        86        86
            Other investments              233       230       228
                                        ------    ------    ------
            Gross investment income      1,204     1,179     1,212
            Investment expenses            (35)      (31)      (38)
                                        ------    ------    ------
            NET INVESTMENT INCOME       $1,169    $1,148    $1,174
                                        ======    ======    ======

  d) Significant Equity Interests

     JH USA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby JH USA recognizes its proportionate share of Flex I net income or loss. In 2003, JH USA sold its 19.6% direct interest in Flex Leasing II, LLC ("Flex II"), which also had been accounted for using the equity method, for a realized gain of $1.

     As of September 30, 2005, total assets for Flex I were $283 (2004 - $290; 2003 - $296), and total liabilities were $217 (2004 - $230; 2003 - $237).
     For the year ended September 30, 2005, net loss was $3 (2004 - $3; 2003 - $5).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  e) Securities Lending

     The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2005, the Company had loaned securities (which are included in invested assets) with a carrying value and market value of approximately $3,609 and $3,636, respectively (2004 - $2,579 and $2,645, respectively).

4.   COMPREHENSIVE INCOME

  a) Comprehensive income was as follows:

      For the years ended December 31,                    2005     2004    2003
      -----------------------------------------------    -----    -----    -----
      Net income                                         $ 548    $ 459    $ 191
                                                         =====    =====    =====
      Other comprehensive income, net of DAC,
        deferred income taxes and other amounts
        required to satisfy policyholder liabilities:
         Unrealized holding (losses) gains arising
           during the year                                 (29)     118      209
         Minimum pension (liability) asset                 (21)      (1)      24
         Foreign currency translation                        -       57      131
         Less:
             Reclassification adjustment for
               realized gains and losses included
               in net income                               111      139       82
                                                         -----    -----    -----
      Other comprehensive (loss) income                   (161)      35      282
                                                         -----    -----    -----
      COMPREHENSIVE INCOME                               $ 387    $ 494    $ 473
                                                         =====    =====    =====

     Other comprehensive income is reported net of tax (benefit) expense of $(87), $11, and $81 for 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

4.   COMPREHENSIVE INCOME (CONTINUED)

  b) Accumulated other comprehensive income was comprised of the following:

            As of December 31,                        2005     2004
            --------------------------------------   -----    -----
            Unrealized gains :

               Beginning balance                     $ 619    $ 640
               Current period change                  (140)     (21)
                                                     -----    -----
               Ending balance                        $ 479    $ 619
                                                     -----    -----
            Minimum pension liability:

               Beginning balance                     $  (4)   $  (3)
               Current period change                   (21)      (1)
                                                     -----    -----
               Ending balance                        $ (25)   $  (4)
                                                     -----    -----
            Foreign currency translation:

               Beginning balance                     $ 213    $ 156
               Current period change                     -       57
                                                     -----    -----
               Ending balance                        $ 213    $ 213
                                                     -----    -----
            ACCUMULATED OTHER COMPREHENSIVE INCOME   $ 667    $ 828
                                                     =====    =====

  c) Net Unrealized Gains on Securities Available-for-Sale:

     Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

      As of December 31,                                        2005      2004
      ------------------------------------------------------   ------    ------
      Gross unrealized gains                                   $1,201     1,355
      Gross unrealized losses                                    (144)      (56)
      DAC and other amounts required to satisfy policyholder
        liabilities                                              (341)     (349)
      Deferred income taxes                                      (237)     (331)
                                                               ------    ------
      NET UNREALIZED GAINS ON SECURITIES
        AVAILABLE-FOR-SALE                                     $  479    $  619
                                                               ======    ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

5.   DEFERRED ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

     The components of the change in DAC were as follows:

      For the years ended December 31,                         2005       2004
      ----------------------------------------------------   -------    -------
      Balance, January 1                                     $ 3,448    $ 2,939
      Capitalization                                             940        806
      Amortization                                              (293)      (330)
      Transfer of Taiwan operations (note 17)                    (47)
      Change in accounting principle (note 2 a)                              14
      Effect of net unrealized gains on available-for-sale
        securities                                                64         19
                                                             -------    -------
      BALANCE, DECEMBER 31                                   $ 4,112    $ 3,448
                                                             =======    =======

     The components of the change in DSI were as follows:

  For the years ended December 31,                           2005    2004
  -------------------------------------------------------    ----    ----
  Balance, January 1                                         $228    $215
  Capitalization                                               36      41
  Amortization                                                (29)    (28)
  Transfer of Taiwan operations (note 17)                      (4)
                                                             ----    ----
  BALANCE, DECEMBER 31                                       $231    $228
                                                             ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES

     The components of income tax expense were as follows:

      For the years ended December 31, 2005 2004 2003
      -------------------------------- ---- ---- ----
      Current expense (benefit)        $119 $ 40 $(66)
      Deferred expense                  128  128  143
                                       ---- ---- ----
      TOTAL EXPENSE                    $247 $168 $ 77
                                       ==== ==== ====

     Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

     Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets and liabilities were as follows:

      Balances as of December 31,                            2005   2004
      ---------------------------                           ------ ------
      Deferred tax assets:
         Differences in computing policy reserves           $  777 $  704
         Investments                                             6      -
         Policyholder dividends payable                         11      -
         Net operating loss                                      -     69
         Other deferred tax assets                             176    113
                                                            ------ ------
      Deferred tax assets                                   $  970 $  886
                                                            ------ ------
      Deferred tax liabilities:
         Deferred acquisition costs                         $  889 $  735
         Unrealized gains on securities available-for-sale     364    465
         Premiums receivable                                    23     23
         Investments                                           283    229
         Reinsurance                                            20      2
         Other deferred tax liabilities                          1      1
                                                            ------ ------
      Deferred tax liabilities                              $1,580 $1,455
                                                            ------ ------
      NET DEFERRED TAX LIABILITIES                          $  610 $  569
                                                            ====== ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES (CONTINUED)

     As of December 31, 2005, the Company had utilized all available operating loss carry forwards from prior years. As of December 31, 2005, the Company had $26 of tax credits available with no expiration date. As of December 31, 2004 and December 31, 2003, the Company had operating loss carry forwards of $198 and $508, respectively, and $4 and $3, respectively, of tax credits.

     The Company made income tax payments of $66, $4, and $5 in 2005, 2004, and 2003, respectively.

7.   SHAREHOLDER'S EQUITY

     Capital stock is comprised of the following:

                                                           2005 2004
                                                           ---- ----
         Authorized:
            50,000,000 Preferred shares, Par value $ 1.00    -    -
            50,000,000 Common shares, Par value $ 1.00       -    -
         Issued and outstanding:
            100,000 Preferred shares                         -    -
            4,728,934 Common shares                         $5   $5

     JH USA and its life insurance subsidiary are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

     Net income and capital and surplus, as determined in accordance with U.S.statutory accounting principles for JH USA and its life insurance subsidiary were as follows:

                                                 US Statutory Basis
     For the years ended December 31,       2005        2004        2003
     --------------------------------       ---- ------------------ ----
     John Hancock Life Insurance Company
       (U.S.A.):
        Net income                          $ 11       $  304       $289
        Capital and surplus                  945        1,165        954

     John Hancock Life Insurance Company of
       New York:
        Net income                          $ 13       $   21       $  2
        Capital and surplus                  101           51         52

     As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

     As of December 31, 2005, assets in the amount of $9 (2004-$7) were on deposit with government authorities or trustees as required by law.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS

  a) Employee Retirement Plans

     The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

     Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

     Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum.

     Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     As of December 31, 2005 and 2004, the projected benefit obligation to the participants of the Plan was $85 (2004-$78), and the accumulated benefit obligation was $74 (2004-$69) which was based on an assumed interest rate of 5.5% (2004-5.75%). The fair value of the Plan assets totaled $71 as of December 31, 2005 (2004-$74).

     The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  a) Employee Retirement Plans (continued)

     Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

     Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

     As of December 31, 2005, the projected benefit obligation to the participants of the Supplemental Plan was $33 (2004 - $28), which was based on an assumed interest rate of 5.5% (2004 - 5.75%).

  b) 401(k) Plan

     The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $4 and $2 in 2005 and 2004, respectively.

  c) Post-retirement Benefit Plan

     In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

     The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2005, the benefit obligation of the postretirement benefit plan was $35 (2004 - $30), which was based on an assumed interest rate of 5.5% (2004 - 5.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2005 were $4 (2004 - $3).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

     Pension plans based in the United States require annual valuations, with the most recent valuations performed as of January 1, 2005.

     Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                       Employee    Post-retirement
                                                                      Retirement     Benefit
                                                                         Plans        Plan
                                                                     ------------  --------------
       As of December 31,                                             2005   2004  2005    2004
       ------------------                                            -----  -----  ----    ----
       Change in benefit obligation

       Benefit obligation at beginning of year                       $(106) $(102) $(30)   $(29)
       Service cost                                                     (6)    (5)   (2)     (1)
       Interest cost                                                    (6)    (6)   (2)     (2)
       Actuarial loss                                                   (8)     -    (1)      -
       Plan amendments                                                   -      -    (1)      -
       Impact of Medicare                                                -      -     -       1
       Benefits paid                                                     8      7     1       1
                                                                     -----  -----   ----    ----
       Benefit obligation at end of year                             $(118) $(106) $(35)   $(30)
                                                                     -----  -----   ----    ----
       Change in plan assets
       Fair value of plan assets at beginning of year                $  74  $  71  $  -    $  -
       Actual return on plan assets                                      3      9     -       -
       Employer contribution                                             2      1     1       1
       Benefits paid                                                    (8)    (7)   (1)     (1)
                                                                     -----  -----   ----    ----
       Fair value of plan assets at end of year                         71  $  74  $  -    $  -
                                                                     -----  -----   ----    ----
       Funded status                                                 $ (47) $ (32) $(35)   $(30)
       Unrecognized actuarial loss (gain)                               53     45    (4)     (6)
       Unrecognized prior service cost                                   2      3     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   8  $  16  $(39)   $(36)
                                                                     =====  =====   ====    ====
       Amounts recognized in consolidated balance sheets consist of:
          Prepaid benefit cost                                       $  30  $  36  $  -    $  -
          Accrued benefit liability                                    (63)   (26)  (39)    (37)
          Intangible asset                                               2      -     -       -
          Accumulated other comprehensive income                        38      6     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   7  $  16  $(39)   $(37)
                                                                     =====  =====   ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Weighted-average assumptions used to determine net benefit obligation:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------- -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.50% 5.75%  5.50%   5.75%
     Rate of compensation increase                 4.00% 4.00%   N/A     N/A
     Health care trend rate for following year                 10.00%  10.50%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     Weighted-average assumptions used to
       determine net periodic benefit cost:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------  -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.75% 6.00%  5.75%   6.00%
     Expected return on plan assets                8.25% 8.25%   N/A     N/A
     Rate of compensation increase                 4.00% 5.00%   N/A     N/A
     Health care trend rate for following year                 10.50%  11.00%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     As of December 31, 2005 and 2004, the accrued post-retirement benefit plan obligation was $35 and $30, respectively. The post-retirement benefit obligation for eligible active employees was $4. The amount of the post-retirement benefit obligation for ineligible active employees was $4. For measurement purposes as of December 31, 2005, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

                                                                       Other
                                                            Pension  Postretirement
                                                           Benefits  Benefits
                                                           --------  --------------
  As of December 31,                                       2005 2004 2005    2004
  ------------------                                       ---- ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost                                             $ 6  $ 5  $ 2      $1
  Interest cost                                              6    6    2       2
  Expected return on plan assets                            (5)  (6)   -       -
  Amortization of net transition obligation                  -   (1)   -       -
  Prior service cost amortization                            -    -    1       -
  Actuarial gain/loss amortization                           3    -   (1)      -
  Recognized actuarial loss                                  -    3    -       -
                                                           ---  ---  ---      --
  NET PERIODIC BENEFIT COST                                $10  $ 7  $ 4      $3
                                                           ===  ===  ===      ==

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $33, $30, and $0, respectively, as of December 31, 2005 and $28, $26 and $0, respectively, as of December 31, 2004.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2005 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation                  $3                $(2)

     No contributions are anticipated during the next ten years and the expected benefit payments for the next ten years are as follows:

     Projected Employer Pension Benefits Payment

                                 Total      Total
                       Year    Qualified Nonqualified Total
                     --------- --------- ------------ -----
                     2006         $ 6        $ 2       $ 8
                     2007           7          2         9
                     2008           7          2         9
                     2009           7          3        10
                     2010           7          3        10
                     2011-2015     37         15        52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Projected Employer Postretirement Benefits Payment (includes Future Service Accruals)

                                   Net of Medicare Part D
          Year      Gross Payments        Subsidy         Net Payments
          ----      -------------- ---------------------- ------------
          2006           $ 2                 $-               $ 2
          2007             2                  -                 2
          2008             2                  -                 2
          2009             2                  -                 2
          2010             2                  -                 2
          2011-2015       13                  1                12

e)   Plan Assets

     The weighted average assets for the Company's U.S. Cash Balance Plan as of December 31, 2005 and December 31, 2004, by asset category were as follows:

                                                                  Plan Assets
                                                                  ----------
     As of December 31,                                           2005  2004
     -----------------------------------------------------------  ----  ----
     Equity Securities                                             65%   63%
     Debt Securities                                               31%   33%
     Real Estate                                                    4%    4%
                                                                  ---   ---
     TOTAL                                                        100%  100%
                                                                  ===   ===

     The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages included a 50% to 80% range for equity securities with a target allocation of 65% and a range of 20% to 50% for debt securities with a target allocation of 35%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

     Overall Guidelines

     . No more than 5% of the market value of the total assets can be invested in any one company's securities.

     . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

     . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

     . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the Employee Retirement Income Security Act are prohibited.

     . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

         The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                       Years Ended December 31,
                                                       --------------------------------------------------------
                                                                   2005                         2004
                                                       ---------------------------  ---------------------------
                                                       Qualified Nonqualified       Qualified Nonqualified
                                                         Plans      Plans     Total   Plans      Plans     Total
                                                       --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year                    $ 85        $ 33     $118     $78        $ 28     $106
Fair value of plan assets at end of year                   71           -       71      74           -       74
Funded status (assets less obligations)                   (14)        (33)     (47)     (4)        (28)     (32)
Unrecognized net actuarial loss                            42          11       53      38           7       45
Unrecognized prior service cost                             2           -        2       2           1        3
                                                         ----        ----     ----     ---        ----     ----
Prepaid (accrued) benefit cost                           $ 30        $(22)    $  8     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost                                     $ 30           -     $ 30     $36           -     $ 36
Accrued benefit liability including minimum liability     (33)       $(30)     (63)      -        $(26)     (26)
Intangible asset                                            2           -        2       -           -        -
Accumulated other comprehensive income                     31           7       38       -           6        6
                                                         ----        ----     ----     ---        ----     ----
Net amount recognized                                    $ 30        $(23)    $  7     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Components of net periodic benefit cost:
Service cost                                             $  5        $  1     $  6     $ 4        $  1     $  5
Interest cost                                               4           2        6       4           2        6
Expected return on plan assets                             (6)          -       (6)     (6)          -       (6)
Amortization of transition asset                            -           -        -      (1)          -       (1)
Actuarial (gain)/loss amortization                          3           1        4       3           -        3
                                                         ----        ----     ----     ---        ----     ----
Net periodic benefit cost                                $  6        $  4     $ 10     $ 4        $  3     $  7
                                                         ====        ====     ====     ===        ====     ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

9.   STOCK BASED COMPENSATION

There are no stock based compensation plans involving stock of JH USA. However, employees of JH USA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. In 2000, MFC also granted deferred share units (the "DSUs") to certain employees under the ESOP. The DSUs vested over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. In 2005, DSUs were issued to certain employees who elected to defer their annual bonus, in part or otherwise, under the ESOP. These DSUs vested immediately upon grant and entitle the holder to receive payment equal to the value of the same number of common shares plus credited dividends upon retirement or termination of employment. No DSUs were granted during 2004. JH USA recorded compensation expense for the year ended December 31, 2005 of $5 related to DSUs granted by MFC to its employees (2004 - $2; 2003 - $1).

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors in which JH USA employees can participate. Under this plan, qualifying employees of JH USA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions to certain maximums. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of JH USA employees are charged and expensed to JH USA via the service agreement between JH USA and MFC.

In 2003, MFC established a new Restricted Share Unit ("RSU") plan. For the year ended December 31, 2005, RSUs were granted to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest at the end of three years, subject to performance conditions, and the related compensation expense is recognized. The Company recorded compensation expense related to RSUs of $28 for the year ended December 31, 2005 (2004 - $3; 2003 - $1).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS

The fair value of derivative instruments classified as assets as of December 31, 2005 and 2004 was $8 and $26, respectively, and is reported on the consolidated balance sheets in other assets.

The fair value of derivative instruments classified as liabilities as of December 31, 2005 and 2004 was $41 and $43, respectively, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges. The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency arising from its balance sheet assets and liabilities. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the year ended December 31, 2005, the Company recognized a net loss of $0 (2004 - $1; 2003 - $2) related to the ineffective portion of its fair value cross currency hedges.

Cash Flow Hedges. The Company uses interest rate swaps to hedge variable cash flows arising from floating-rate assets held on the balance sheet. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

Derivatives Not Designated as Hedging Instruments. The Company uses interest rate swaps, interest rate floors, and cross currency swaps to reduce exposure to interest rates and foreign exchange arising from on-balance sheet assets without designating the derivatives as hedging instruments. Interest rate floors involve an initial payment/receipt of premium as well as potential interest payments depending on interest rate movements.

Outstanding derivative instruments were as follows:

                                             Notional or      Carrying
                                            Contract Amounts    Value    Fair Value
                                            ---------------- ----------  ----------
As of December 31,                           2005     2004   2005  2004  2005  2004
-------------------------------------------  ------  ------  ----  ----  ----  ----
Interest rate and currency swaps and floors $1,694   $1,491  $(39) $(41) $(39) $(41)
Interest rate options written                   12       12     -    (1)    -    (1)
Equity contracts                                 5        3     -     -     -     -
Currency forwards                              258      356     6    25     6    25
                                             ------  ------  ----  ----  ----  ----
TOTAL DERIVATIVES                           $1,969   $1,862  $(33) $(17) $(33) $(17)
                                             ======  ======  ====  ====  ====  ====

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of the Company's financial instruments as of December 31 were as follows:

                                             Carrying Value    Fair Value
                                             --------------- ---------------
    As of December 31,                        2005    2004    2005    2004
    ---------------------------------------  ------- ------- ------- -------
    Assets:
       Fixed-maturity and equity securities  $12,354 $11,654 $12,354 $11,654
       Mortgage loans                          2,410   2,367   2,475   2,516
       Policy loans                            2,187   2,681   2,187   2,681
       Short-term investments                    549     436     549     436
       Derivative financial instruments            8      26       8      26
    Liabilities:
       Insurance investment contracts          2,355   2,337   2,322   2,309
       Derivative financial instruments           41      43      41      43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following methods and assumptions were used to estimate the fair values of the above financial instruments:

     Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

     Policy loans: Carrying values approximate fair values.

     Short-term investments: Fair values of short-term investments were based on quoted market prices.

     Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

     Derivative financial instruments: Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

12.  RELATED PARTY TRANSACTIONS

     The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $352 in 2005 (2004 - $281; 2003 - $254).

     There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     During 2005, the Company paid dividends of $200 to its shareholder, The Manufacturers Investment Corporation ("MIC"). During 2005, the Company received dividends of $165 from its subsidiary, John Hancock Investment Management Services, LLC ("JHIMS") and dividends of $89 from another subsidiary, John Hancock Distributors, LLC ("JHD").

     MFC also provides a claims paying guarantee to certain U.S. policyholders.

     On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $338 in 2005 (2004 - $169; 2003 - $123), which was classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2005 was $423 (2004 - $374).

     On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

     On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates was $2,469 (2004 - $2,371) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

     Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equivalent to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005. On December 30, 2002, the Company repaid $176 of the original principal balance. The principal balance outstanding as of December 31, 2005 and 2004 was $74.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005.

     During 1997 and 1998, the Company issued four surplus debentures for $390 with interest rates ranging from 7.93% to 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made. On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 for 2003. No amount was owed to MIC as of December 31, 2005 or 2004.

     Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned U.S. $83 (Cdn. $125) to MLI. Interest was calculated at a rate of 5.6% per annum and was payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

     As of December 31, 2005 and 2004, the Company had one inter-company note receivable from MRL with a carrying value of $18. The loan matures on May 11, 2006 and bears interest at a floating 3-month LIBOR plus 60 basis points. The interest rate as of December 31, 2005 was 5.09%.

     The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective May 28, 2004, is between the Company and various MFC affiliates. The second Liquidity Pool Agreement, effective May 27, 2005, allows John Hancock Financial Services, Inc., and subsidiaries (JHFS) acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                  December 31, December 31,
     Affiliate                                        2005         2004
     ---------                                    ------------ ------------
     Manulife Investment Corporation                $    78       $  51
     Manulife Reinsurance Ltd                            46          65
     Manulife Reinsurance (Bermuda) Ltd                  74         222
     Manulife Hungary Holdings KFT                       20           4
     Manulife Insurance Company                          15
     John Hancock Life Insurance Company              1,500
     John Hancock Variable Life Insurance Company       136
     John Hancock Reassurance Co, Ltd.                  224
     John Hancock Financial Services, Inc.               82
     The Berkeley Financial Group, LLC                    8
     John Hancock Signature Services, Inc.                9
                                                    -------       -----
     Total                                          $ 2,192       $ 342
                                                    =======       =====

     The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

13.  REINSURANCE

     In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

     Reinsurance premiums are included in premium revenue as follows:

      For the years ended December 31,               2005   2004    2003
      --------------------------------              -----  -----  -------
      Direct premiums                               $ 865  $ 900  $ 1,011
      Reinsurance assumed                             329    335      309
      Reinsurance ceded                              (324)  (292)    (365)
                                                    -----  -----  -------
      TOTAL PREMIUMS                                $ 870  $ 943  $   955
                                                    =====  =====  =======

     Reinsurance recoveries on ceded reinsurance contracts were $336, $281 and $309 during 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS

     The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

     During 2005 and 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, while changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's consolidated statements of income.

     The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contractholder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2005, 44% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 56% on a proportional basis.

     In May 1998 the Company introduced a Guaranteed Income Benefit Rider
     (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

     In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider (GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     As of December 31, 2005 and 2004, the Company had the following variable contracts with guarantees:

As of December 31,                                                     2005     2004
------------------                                                   -------  -------
Return of net deposits
   Account value                                                     $ 6,976  $ 4,093
   Net amount at risk - gross                                        $     7  $    11
   Net amount at risk - net                                          $     1  $     2

Return of net deposits plus a minimum return
   Account value                                                     $   842  $   896
   Net amount at risk - gross                                        $   176  $   178
   Net amount at risk - net                                                -  $     1
   Guaranteed minimum return rate                                          5%       5%

Highest anniversary account value minus withdrawals post-anniversary
   Account value                                                     $26,828  $22,637
   Net amount at risk - gross                                        $ 1,865  $ 2,275
   Net amount at risk - net                                          $    81  $    90

Guaranteed Minimum Income Benefit
   Account value                                                     $11,477  $11,420
   Net amount at risk - gross                                        $ 1,332  $ 1,277
   Net amount at risk - net                                          $    25  $    21

Guaranteed Minimum Withdrawal Benefit
   Account value                                                     $10,179  $ 3,187
   Net amount at risk - gross                                        $     3        -
   Net amount at risk - net                                          $     3        -

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     (Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

     For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (dollars in billions), as of December 31, 2005 and 2004, respectively:

                                                                 December 31, December 31,
    Asset Class                         Index                        2005         2004
-------------------- ------------------------------------------- ------------ ------------
Large Cap Equity     S&P 500                                         9.90         9.65
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       4.31         1.93
High Yield Bond      Ibbottson Domestic High Yield Bond               .58         0.72
Balanced             60% Large Cap Equity, 40% High Quality Bond    14.35         8.58
Small Cap Equity     Ibbottson US Small Cap Stock                    3.37         4.02
International Equity MSCI EAFE                                       1.31         1.18
Global Equity        MSCI World                                       .56         0.38
Real Estate          NAREIT                                           .32         0.35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     The reserve roll forwards for the separate accounts as of December 31, 2005 and 2004 are shown below:

                                                                       Guaranteed
                                         Guaranteed     Guaranteed      Minimum
                                       Minimum Death  Minimum Income   Withdrawal
                                       Benefit (GMDB) Benefit (GMIB) Benefit (GMWB) Totals
                                       -------------- -------------- -------------- ------
      Balance at January 1, 2004            $ 66          $  136         $   -      $  202
      Incurred Guarantee Benefits            (42)              -             -         (42)
      Other Reserve Changes                   41             (15)          (24)          2
      Balance at December 31, 2004            65             121           (24)        162
      Reinsurance Recoverable                 26             194             -         220
      Net Balance at December 31, 2004      $ 39          $  (73)        $ (24)     $  (58)

      Balance at January 1, 2005            $ 65          $  121         $ (24)     $  162
      Incurred Guarantee Benefits            (81)              -             -         (81)
      Other Reserve Changes                   91              48            10         149
      Balance at December 31, 2005            75             169           (14)        230
      Reinsurance Recoverable                 36             356             -         392
      Net Balance at December 31, 2005      $ 39          $ (187)        $ (14)     $ (162)

     The gross reserves for both GMDB and GMIB were determined using SOP 03-1, whereas the gross reserve for GMWB was determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

     . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

     . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

     .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

     . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

     .   Partial withdrawal rates are approximately 4% per year.

     . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.0% for SFAS 133 calculations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

15.  CONTINGENCIES AND COMMITMENTS

     The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

     As of December 31, 2005, the Company had outstanding commitments involving nine mortgage applications in the United States for a total of $38 to be disbursed in 2006.

     During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows:

                     Year                           Amount
                     -----------------------------  ------
                        2006                         $ 14
                        2007                           12
                        2008                            9
                        2009                            5
                        2010                            3
                     Thereafter                         9
                                                     ----
                     Total                           $ 52
                                                     ----

     There were no other material operating leases in existence at the end of 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

     Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

     Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     The following tables summarize selected financial information by segment for the periods indicated:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2005:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,207   $  1,225   $   207    $  2,639
   Net investment income                                           723        220       226       1,169
   Net realized investment and other gains                          92         32        85         209
                                                              --------   --------   -------    --------
   Revenues                                                   $  2,022   $  1,477   $   518    $  4,017
                                                              ========   ========   =======    ========
Net Income:                                                   $    151   $    272   $   125    $    548
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       38          38
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $     74   $    243         5         322
   Interest expense                                                            26         3          29
   Income tax expense                                               81         95        71         247
   Segment assets                                             $ 17,675   $ 76,219   $ 7,641    $101,535

For the year ended December 31, 2004:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,095   $    931   $   291    $  2,317
   Net investment income                                           713        230       205       1,148
   Net realized investment and other gains                         184         52        49         285
                                                              --------   --------   -------    --------
   Revenues                                                   $  1,992   $  1,213   $   545    $  3,750
                                                              ========   ========   =======    ========
Net Income:                                                   $    161   $    131   $   167    $    459
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $    150   $    194        14         358
   Interest expense                                                            20         2          22
   Income tax expense                                               53         21        94         168
   Segment assets                                             $ 16,785   $ 62,662   $ 5,841    $ 85,288

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2003:

                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $ 1,079    $   740    $  248     $ 2,067
   Net investment income                                          717        237       220       1,174
   Net realized investment and other gains                         43         19        98         160
                                                              -------    -------    ------     -------
   Revenues                                                   $ 1,839    $   996    $  566     $ 3,401
                                                              =======    =======    ======     =======
Net Income:                                                   $    29    $    52    $  110     $   191
                                                              =======    =======    ======     =======
Supplemental Information:

   Equity in net income of investees accounted for by the
     equity method                                                                  $    8     $     8
   Carrying value of investments accounted for by the
     equity method                                                                      42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $   100    $   112        15         227
   Interest expense                                                           13        33          46
   Income tax expense (benefit)                                    19         (7)       65          77
   Segment assets                                             $14,822    $49,559    $5,296     $69,677

17. TAIWAN BRANCH TRANSFER (AND SUBSEQUENT REINSURANCE OF TAIWAN BUSINESS BACK TO THE COMPANY)

     Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 and liabilities of $176 were transferred. The loss on the intercompany transfer of $77 (net of tax benefit of $42) was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid-in capital.

     During the fourth quarter of 2005 a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152, assumed policyholder liabilities of $123, and received a ceding commission of $102. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 (net of tax expense of $46) was recorded as an increase to additional paid-in capital.

     The net effect on the Company's additional paid-in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8.

     Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 (net of tax benefit of $5). This activity has been reported in the Company's 2005 consolidated statement of income.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

Audited Financial Statements

Years ended December 31, 2005 and 2004 with Report of Independent Registered Public Accounting Firm

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                             Financial Statements

                    Years ended December 31, 2005 and 2004

                                   Contents

Report of Independent Registered Public Accounting Firm........             1

Financial Statements

Statement of Assets and Contract Owners' Equity................             3
Statements of Operations and Changes in Contract Owners' Equity             5
Notes to Financial Statements..................................            39

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

We have audited the accompanying statement of assets and contract owners' equity of John Hancock Life Insurance Company (U.S.A.) Separate Account N (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) (comprising of the 500 Index Trust, 500 Index Trust B, Active Bond Trust, Aggressive Growth Trust, All Asset Portfolio, All Cap Core Trust, All Cap Growth Trust, All Cap Value Trust, American Blue Chip Income and Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Classic Value Trust, Core Bond Trust, Core Equity Trust, Diversified Bond Trust, Dynamic Growth Trust, Emerging Growth Trust, Emerging Small Company Trust, Equity-Income Trust, Equity Index Trust, Financial Services Trust, Fundamental Value Trust, Global Trust, Global Allocation Trust, Global Bond Trust, Growth & Income Trust, Health Sciences Trust, High Yield Trust, Income & Value Trust, International Equity Index Trust B, International Opportunities Trust, International Small Cap Trust, International Stock Trust, International Value Trust, Investment Quality Bond Trust, Large Cap Trust, Large Cap Growth Trust, Large Cap Value Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Balanced 640 Trust, Lifestyle Conservative 280 Trust, Lifestyle Growth 820 Trust, Lifestyle Moderate 460 Trust, Mid Cap Core Trust, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Cap Value Trust, Money Market Trust, Natural Resources Trust, Overseas Trust, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Real Estate Securities Trust, Real Return Bond Trust, Science & Technology Trust, Small Cap Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Company Trust, Small Company Blend Trust, Small Company Value Trust, Special Value Trust, Strategic Bond Trust, Strategic Growth Trust, Strategic Income Trust, Strategic Opportunities Trust, Strategic Value Trust, Total Return Trust, Total Stock Market Index Trust, U.S. Global Leaders Growth Trust, U.S. Government Securities Trust, U.S. Large Cap Trust, Utilities Trust, and Value Trust sub-accounts) of John Hancock Life Insurance Company (U.S.A.), (formerly The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company (U.S.A.) Separate Account N (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) at December 31, 2005, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.

                                                          Ernet & Young LLP

Toronto, Canada
March 24, 2006

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                Statement of Assets and Contract Owners' Equity

                               December 31, 2005

Assets
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly Manufacturers Investment Trust) portfolios:
       500 Index Trust Series 1 - 1,039,465 shares (cost $10,646,873)                                 $11,226,224
       500 Index Trust B Series 0 - 1,412,291 shares (cost $21,222,891)                                22,413,056
       Active Bond Trust Series 1 - 428,105 shares (cost $4,124,591)                                    4,165,458
       Aggressive Growth Trust Series 1                                                                         -
       All Cap Core Trust Series 1 - 178,268 shares (cost $2,485,900)                                   3,066,213
       All Cap Growth Trust Series 1 - 464,580 shares (cost $6,674,004)                                 7,772,423
       All Cap Value Trust Series 1 - 116,050 shares (cost $1,547,665)                                  1,705,935
       American Blue Chip Income and Growth Trust Series 1-145,332 shares (cost $2,328,545)             2,325,308
       American Growth Trust Series 1 - 1,310,767 shares (cost $23,849)                                26,189,118
       American Growth-Income Trust Series 1 - 153,009 shares (cost $2,510,100)                         2,725,094
       American International Trust Series 1 - 711,472 shares (cost $13,546,390)                       15,253,954
       Blue Chip Growth Trust Series 1 - 1,660,822 shares (cost $26,053,308)                           29,446,370
       Capital Appreciation Trust Series 1 - 215,256 shares (cost $1,872,310)                           2,156,867
       Classic Value Trust Series 1 - 30,169 shares (cost $447,459)                                       433,522
       Core Bond Trust Series 1 - 6 shares (cost $71)                                                          72
       Core Equity Trust Series 1 - 18,875 shares (cost $265,727)                                         284,444
       Diversified Bond Trust Series 1                                                                          -
       Dynamic Growth Trust Series 1 - 751,626 shares (cost $3,646,573)                                 4,088,844
       Emerging Growth Trust Series 1 - 16,933 shares (cost $302,455)                                     300,058
       Emerging Small Company Trust Series 1 - 1,687,063 shares (cost $48,686,141)                     50,949,308
       Equity-Income Trust Series 1 - 2,147,432 shares (cost $34,034,751)                              36,227,178
       Equity Index Trust Series 1                                                                              -
       Financial Services Trust Series 1 - 30,453 shares (cost $404,090)                                  466,240
       Fundamental Value Trust Series 1 - 192,163 shares (cost $2,658,031)                              2,943,943
       Global Trust Series 1 - 278,927 shares (cost $3,908,397)                                         4,510,252
       Global Allocation Trust Series 1 - 27,805 shares (cost $296,027)                                   316,420
       Global Bond Trust Series 1 - 364,261 shares (cost $5,417,507)                                    5,234,432
       Growth & Income Trust Series 1 - 694,689 shares (cost $15,029,395)                              15,776,383
       Health Sciences Trust Series 1 - 286,696 shares (cost $4,050,761)                                4,584,275
       High Yield Trust Series 1 - 1,637,465 shares (cost $16,524,028)                                 16,898,635
       Income & Value Trust Series 1 - 2,239,199 shares (cost $23,270,927)                             25,459,694
       International Equity Index Trust B Series 1 - 343,756 shares (cost $5,630,619)                   5,895,407
       International Opportunities Trust Series 1 - 467 shares (cost $6,566)                                7,257
       International Small Cap Trust Series 1 - 259,592 shares (cost $4,263,695)                        4,994,547
       International Stock Trust Series 1 - 1,110,089 shares (cost $10,890,543)                        14,186,941
       International Value Trust Series 1 - 1,218,800 shares (cost $17,602,692)                        19,488,615
       Investment Quality Bond Trust Series 1 - 1,622,667 shares (cost $20,013,725)                    19,439,556
       Large Cap Trust Series 1 - 284 shares (cost $3,778)                                                  4,019
       Large Cap Growth Trust Series 1 - 652,125 shares (cost $6,153,954)                               6,534,293
       Large Cap Value Trust Series 1 - 178,169 shares (cost $3,667,527)                                3,866,266
       Lifestyle Aggressive 1000 Trust Series 1 - 431,079 shares (cost $4,907,918)                      5,802,326
       Lifestyle Balanced 640 Trust Series 1 - 1,407,741 shares (cost $17,779,008)                     19,581,681
       Lifestyle Conservative 280 Trust Series 1 - 444,286 shares (cost $6,081,294)                     5,962,323

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly Manufacturers Investment Trust) portfolios:
       Lifestyle Growth 820 Trust Series 1 - 591,451 shares (cost $7,205,162)                         $  8,315,803
       Lifestyle Moderate 460 Trust Series 1 - 225,391 shares (cost $2,909,153)                          3,008,972
       Mid Cap Core Trust Series 1 - 49,366 shares (cost $821,696)                                         829,349
       Mid Cap Index Trust Series 1 - 345,229 shares (cost $5,581,500)                                   6,231,380
       Mid Cap Stock Trust Series 1 - 858,155 shares (cost $11,130,560)                                 13,361,473
       Mid Cap Value Trust Series 1 - 1,708,035 shares (cost $29,688,041)                               32,162,303
       Money Market Trust Series 1 - 5,269,796 shares (cost $52,697,960)                                52,697,960
       Natural Resources Trust Series 1 - 166,364 shares (cost $4,471,075)                               5,240,454
       Overseas Trust Series 1                                                                                   -
       Pacific Rim Trust Series 1 - 585,239 shares (cost $5,055,028)                                     6,929,233
       Quantitative All Cap Trust Series 1 - 1,974 shares (cost $34,122)                                    32,673
       Quantitative Mid Cap Trust Series 1 - 33,179 shares (cost $385,398)                                 487,068
       Quantitative Value Trust Series 1                                                                         -
       Real Estate Securities Trust Series 1 - 1,593,405 shares (cost $32,906,486)                      39,627,992
       Real Return Bond Trust Series 1 - 123,208 shares (cost $1,662,312)                                1,669,468
       Science & Technology Trust Series 1 - 1,723,639 shares (cost $19,145,736)                        20,287,236
       Small Cap Trust Series 1 - 1,191 shares (cost $16,691)                                               17,031
       Small Cap Index Trust Series 1 - 788,383 shares (cost $10,960,820)                               11,739,024
       Small Cap Opportunities Trust Series 1 - 263,411 shares (cost $5,554,710)                         6,011,042
       Small Company Trust Series 1 - 2,790 shares (cost $42,950)                                           43,967
       Small Company Blend Trust Series 1                                                                        -
       Small Company Value Trust Series 1 - 1,174,959 shares (cost $23,168,521)                         26,095,828
       Special Value Trust Series 1 - 15,737 shares (cost $260,508)                                        309,231
       Strategic Bond Trust Series 1 - 433,734 shares (cost $5,132,737)                                  5,217,823
       Strategic Growth Trust Series 1                                                                           -
       Strategic Income Trust Series 1 - 81,644 shares (cost $1,103,997)                                 1,075,257
       Strategic Opportunities Trust Series 1 - 427,688 shares (cost $4,165,697)                         5,106,599
       Strategic Value Trust Series 1 - 8,200 shares (cost $82,842)                                         87,168
       Total Return Trust Series 1 - 3,065,978 shares (cost $42,698,149)                                42,371,818
       Total Stock Market Index Trust Series 1 - 329,371 shares (cost $3,578,010)                        3,807,527
       U.S. Global Leaders Growth Trust Series 1 - 84,429 shares (cost $1,034,753)                       1,100,951
       U.S. Government Securities Trust Series 1 - 731,973 shares (cost $10,038,384)                     9,984,112
       U.S. Large Cap Trust Series 1 - 1,544,374 shares (cost $20,249,827)                              22,779,517
       Utilities Trust Series 1 - 166,953 shares (cost $2,047,048)                                       2,200,446
       Value Trust Series 1 - 452,536 shares (cost $8,270,791)                                           9,906,015

   Sub-account invested in PIMCO Variable Investment Trust (VIT) portfolio:
       All Asset Portfolio Series 1 - 45,316 shares (cost $538,372)                                        534,735
                                                                                                      ------------
Total assets                                                                                          $741,952,406
                                                                                                      ============
Contract Owners' Equity
Variable universal life insurance contracts                                                           $741,952,406
                                                                                                      ============

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

        Statements of Operations and Changes in Contract Owners' Equity

                                                                                           Sub-Account
                                                                   -----------------------------------------------------------
                                                                                            500 Index Trust B Active Bond Trust
                                                                   500 Index Trust Series 1     Series 0          Series 1
                                                                   -----------------------  ----------------- -----------------
                                                                    Year Ended  Year Ended    Period Ended      Period Ended
                                                                    Dec. 31/05  Dec. 31/04     Dec. 31/05~       Dec. 31/05~
                                                                   -----------  ----------  ----------------- -----------------
Income:
   Dividends                                                       $    96,820  $   52,648     $   263,850       $   15,178
Expenses:
   Mortality and expense risk                                           23,098      21,044          78,009           22,766
                                                                   -----------  ----------     -----------       ----------
Net investment income (loss)                                            73,722      31,604         185,841           (7,588)
Net realized gain (loss)                                               314,803     768,477         427,560           25,796
Change in unrealized appreciation (depreciation) during the period     (25,167)    (82,506)      1,190,166           40,866
                                                                   -----------  ----------     -----------       ----------
Net increase (decrease) in assets from operations                      363,358     717,575       1,803,567           59,074
                                                                   -----------  ----------     -----------       ----------
Changes from principal transactions:
   Transfer of net premiums                                          2,093,648   2,838,073       1,349,134          188,984
   Transfer on terminations                                           (609,636)   (784,921)     (1,268,439)        (270,360)
   Transfer on policy loans                                            (23,342)       (244)         30,388          (21,166)
   Net interfund transfers                                           2,045,945    (987,143)     20,498,406        4,208,926
                                                                   -----------  ----------     -----------       ----------
Net increase (decrease) in assets from principal transactions        3,506,615   1,065,765      20,609,489        4,106,384
                                                                   -----------  ----------     -----------       ----------
Total increase (decrease) in assets                                  3,869,973   1,783,340      22,413,056        4,165,458

Assets, beginning of period                                          7,356,251   5,572,911               -                -
                                                                   -----------  ----------     -----------       ----------
Assets, end of period                                              $11,226,224  $7,356,251     $22,413,056       $4,165,458
                                                                   ===========  ==========     ===========       ==========

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
** Terminated as an investment option and funds transferred to Mid Cap Stock
   Trust Series 1 on May 2, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                                 Sub-Account
                                                  -------------------------------------------------------------------------
                                                   Aggressive Growth Trust    All Asset Portfolio      All Cap Core Trust
                                                          Series 1                 Series 1                 Series 1
                                                  ------------------------  ----------------------  -----------------------
                                                   Year Ended   Year Ended  Year Ended Period Ended Year Ended   Year Ended
                                                  Dec. 31/05**  Dec. 31/04  Dec. 31/05 Dec. 31/04## Dec. 31/05   Dec. 31/04
                                                  ------------ -----------  ---------- ------------ ----------  -----------
Income:
   Dividends                                      $         -  $         -   $ 15,763    $ 1,982    $   21,563  $    16,936
Expenses:
   Mortality and expense risk                           9,889       31,136      1,444         44        16,203       19,777
                                                  -----------  -----------   --------    -------    ----------  -----------
Net investment income (loss)                           (9,889)     (31,136)    14,319      1,938         5,360       (2,841)
Net realized gain (loss)                              118,075      773,190     (1,624)        76       137,400      636,601
Change in unrealized appreciation (depreciation)
  during the period                                  (508,205)    (329,750)    (2,828)      (809)      100,735     (176,408)
                                                  -----------  -----------   --------    -------    ----------  -----------
Net increase (decrease) in assets from operations    (400,019)     412,304      9,867      1,205       243,495      457,352
                                                  -----------  -----------   --------    -------    ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                           414,591    1,437,207     12,099        133       455,351      579,317
   Transfer on terminations                           (97,631)  (1,333,689)   (14,767)      (885)     (413,730)    (799,360)
   Transfer on policy loans                               568         (669)         -          -        13,431          398
   Net interfund transfers                         (5,703,049)     296,229    450,046     77,037      (239,246)  (1,881,123)
                                                  -----------  -----------   --------    -------    ----------  -----------
Net increase (decrease) in assets from principal
  transactions                                     (5,385,521)     399,078    447,378     76,285      (184,194)  (2,100,768)
                                                  -----------  -----------   --------    -------    ----------  -----------
Total increase (decrease) in assets                (5,785,540)     811,382    457,245     77,490        59,301   (1,643,416)

Assets, beginning of period                         5,785,540    4,974,158     77,490          -     3,006,912    4,650,328
                                                  -----------  -----------   --------    -------    ----------  -----------
Assets, end of period                             $         -  $ 5,785,540   $534,735    $77,490    $3,066,213  $ 3,006,912
                                                  ===========  ===========   ========    =======    ==========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   ------------------------------------------------
                                                                     All Cap Growth Trust      All Cap Value Trust
                                                                           Series 1                 Series 1
                                                                   ------------------------  ----------------------
                                                                    Year Ended   Year Ended  Year Ended  Year Ended
                                                                    Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                                   -----------  -----------  ----------  ----------
Income:
   Dividends                                                       $         -  $         -  $   65,492  $    3,931
Expenses:
   Mortality and expense risk                                           43,637       45,204       7,425       6,352
                                                                   -----------  -----------  ----------  ----------
Net investment income (loss)                                           (43,637)     (45,204)     58,067      (2,421)
Net realized gain (loss)                                               382,697      809,620      64,631      33,935
Change in unrealized appreciation (depreciation) during the period     247,763     (292,493)    (45,890)    147,520
                                                                   -----------  -----------  ----------  ----------
Net increase (decrease) in assets from operations                      586,823      471,923      76,808     179,034
                                                                   -----------  -----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                            914,743    1,392,163     352,551     319,423
   Transfer on terminations                                         (1,078,685)    (796,257)    (87,557)    (84,084)
   Transfer on policy loans                                             14,091      (15,642)          -           -
   Net interfund transfers                                            (501,878)  (1,419,052)   (232,758)    661,583
                                                                   -----------  -----------  ----------  ----------
Net increase (decrease) in assets from principal transactions         (651,729)    (838,788)     32,236     896,922
                                                                   -----------  -----------  ----------  ----------
Total increase (decrease) in assets                                    (64,906)    (366,865)    109,044   1,075,956

Assets, beginning of period                                          7,837,329    8,204,194   1,596,891     520,935
                                                                   -----------  -----------  ----------  ----------
Assets, end of period                                              $ 7,772,423  $ 7,837,329  $1,705,935  $1,596,891
                                                                   ===========  ===========  ==========  ==========

See accompanying notes.

                                                                                Sub-Account
                                                  -------------------------------------------------------------------------
                                                  American Blue Chip Income  American Growth Trust   American Growth-Income
                                                  and Growth Trust Series 1         Series 1             Trust Series 1
                                                  ------------------------  -----------------------  ----------------------
                                                  Year Ended    Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                  Dec. 31/05    Dec. 31/04   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                  ----------    ----------  -----------  ----------  ----------  ----------
Income:
   Dividends                                      $   41,759     $      -   $    18,593  $      824  $   12,744  $    5,197
Expenses:
   Mortality and expense risk                          3,135        1,742        72,698      21,522      10,293       6,748
                                                   ----------    --------   -----------  ----------  ----------  ----------
Net investment income (loss)                          38,624       (1,742)      (54,105)    (20,698)      2,451      (1,551)
Net realized gain (loss)                              11,341       11,500       847,328      75,532      26,885       8,690
Change in unrealized appreciation (depreciation)
  during the period                                  (39,709)      18,709     2,037,453     828,549      90,763     119,999
                                                   ----------    --------   -----------  ----------  ----------  ----------
Net increase (decrease) in assets from operations     10,256       28,467     2,830,676     883,383     120,099     127,138
                                                   ----------    --------   -----------  ----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                          364,431      128,999     1,218,724   1,111,161     541,216     603,377
   Transfer on terminations                          (65,483)     (61,777)     (586,897)   (293,984)   (163,290)   (128,761)
   Transfer on policy loans                                -            -       (10,699)     (2,122)       (113)     (1,392)
   Net interfund transfers                         1,653,265       61,782    14,475,470   5,092,730     451,358   1,126,472
                                                   ----------    --------   -----------  ----------  ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                     1,952,213      129,004    15,096,598   5,907,785     829,171   1,599,696
                                                   ----------    --------   -----------  ----------  ----------  ----------
Total increase (decrease) in assets                1,962,469      157,471    17,927,274   6,791,168     949,270   1,726,834

Assets, beginning of period                          362,839      205,368     8,261,844   1,470,676   1,775,824      48,990
                                                   ----------    --------   -----------  ----------  ----------  ----------
Assets, end of period                             $2,325,308     $362,839   $26,189,118  $8,261,844  $2,725,094  $1,775,824
                                                   ==========    ========   ===========  ==========  ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 Sub-Account
                                                                   --------------------------------------
                                                                    American International  Balanced Trust
                                                                        Trust Series 1         Series 1
                                                                   -----------------------  --------------
                                                                    Year Ended  Year Ended    Year Ended
                                                                    Dec. 31/05  Dec. 31/04   Dec. 31/04x
                                                                   -----------  ----------  --------------
Income:
   Dividends                                                       $   536,453  $   11,168   $    521,928
Expenses:
   Mortality and expense risk                                           35,770       3,669         47,490
                                                                   -----------  ----------   ------------
Net investment income (loss)                                           500,683       7,499        474,438
Net realized gain (loss)                                                75,086       7,949     (8,069,837)
Change in unrealized appreciation (depreciation) during the period   1,525,417     165,634      7,482,627
                                                                   -----------  ----------   ------------
Net increase (decrease) in assets from operations                    2,101,186     181,082       (112,772)
                                                                   -----------  ----------   ------------
Changes from principal transactions:
   Transfer of net premiums                                            680,845     303,456        496,880
   Transfer on terminations                                           (217,860)    (51,291)    (1,264,303)
   Transfer on policy loans                                             (9,282)          -         31,175
   Net interfund transfers                                          10,996,205   1,150,634    (21,681,958)
                                                                   -----------  ----------   ------------
Net increase (decrease) in assets from principal transactions       11,449,908   1,402,799    (22,418,206)
                                                                   -----------  ----------   ------------
Total increase (decrease) in assets                                 13,551,094   1,583,881    (22,530,978)

Assets, beginning of period                                          1,702,860     118,979     22,530,978
                                                                   -----------  ----------   ------------
Assets, end of period                                              $15,253,954  $1,702,860   $          -
                                                                   ===========  ==========   ============

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
x Terminated as an investment option and funds transferred to Income & Value Trust Series 1 on May 3, 2004.
++ Fund available in prior year but not active.

See accompanying notes.

                                                                         Sub-Account
                                       ----------------------------------------------------------------------------------
                                        Blue Chip Growth Trust   Capital Appreciation Trust Classic Value    Core Bond
                                               Series 1                 Series 1            Trust Series 1 Trust Series 1
                                       ------------------------  -------------------------  -------------- --------------
                                        Year Ended   Year Ended  Year Ended    Year Ended    Period Ended   Period Ended
                                        Dec. 31/05   Dec. 31/04  Dec. 31/05    Dec. 31/04    Dec. 31/05++   Dec. 31/05~
                                       -----------  -----------  ----------    ----------   -------------- --------------
Income:
   Dividends                           $   114,555  $    35,790  $        -    $        -      $ 21,910         $ -
Expenses:
   Mortality and expense risk              138,242      161,502       7,438         4,962           378           -
                                       -----------  -----------   ----------   ----------      --------         ---
Net investment income (loss)               (23,687)    (125,712)     (7,438)       (4,962)       21,532           -
Net realized gain (loss)                 2,228,419    2,932,130      75,373       133,071           337           -
Change in unrealized appreciation
  (depreciation) during the period        (969,360)    (258,615)    163,380       (30,875)      (13,938)          1
                                       -----------  -----------   ----------   ----------      --------         ---
Net increase (decrease) in assets from
  operations                             1,235,372    2,547,803     231,315        97,234         7,931           1
                                       -----------  -----------   ----------   ----------      --------         ---
Changes from principal transactions:
   Transfer of net premiums              4,163,454    5,344,335     124,985       258,563        26,665          71
   Transfer on terminations             (2,871,393)  (7,195,400)    (47,804)     (129,212)       (2,174)          -
   Transfer on policy loans                (18,689)     (43,386)          -             -             -           -
   Net interfund transfers              (5,435,650)  (3,098,715)    865,616      (484,737)      401,100           -
                                       -----------  -----------   ----------   ----------      --------         ---
Net increase (decrease) in assets from
  principal transactions                (4,162,278)  (4,993,166)    942,797      (355,386)      425,591          71
                                       -----------  -----------   ----------   ----------      --------         ---
Total increase (decrease) in assets     (2,926,906)  (2,445,363)  1,174,112      (258,152)      433,522          72

Assets, beginning of period             32,373,276   34,818,639     982,755     1,240,907             -           -
                                       -----------  -----------   ----------   ----------      --------         ---
Assets, end of period                  $29,446,370  $32,373,276  $2,156,867    $  982,755      $433,522         $72
                                       ===========  ===========   ==========   ==========      ========         ===

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 Sub-Account
                                                                   --------------------------------------
                                                                    Core Equity    Diversified Bond Trust
                                                                   Trust Series 1         Series 1
                                                                   -------------- -----------------------
                                                                    Period Ended   Year Ended  Year Ended
                                                                    Dec. 31/05++  Dec. 31/05** Dec. 31/04
                                                                   -------------- ------------ ----------
Income:
   Dividends                                                          $      -    $   264,857  $  323,733
Expenses:
   Mortality and expense risk                                            1,248         12,406      43,498
                                                                      --------    -----------  ----------
Net investment income (loss)                                            (1,248)       252,451     280,235
Net realized gain (loss)                                                 3,551       (131,515)    (26,615)
Change in unrealized appreciation (depreciation) during the period      18,717        (98,599)    (14,499)
                                                                      --------    -----------  ----------
Net increase (decrease) in assets from operations                       21,020         22,337     239,121
                                                                      --------    -----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                             23,003        140,281     730,276
   Transfer on terminations                                             (8,030)      (774,404)   (786,184)
   Transfer on policy loans                                             (3,442)          (589)       (659)
   Net interfund transfers                                             251,893     (7,097,386)   (320,949)
                                                                      --------    -----------  ----------
Net increase (decrease) in assets from principal transactions          263,424     (7,732,098)   (377,516)
                                                                      --------    -----------  ----------
Total increase (decrease) in assets                                    284,444     (7,709,761)   (138,395)

Assets, beginning of period                                                  -      7,709,761   7,848,156
                                                                      --------    -----------  ----------
Assets, end of period                                                 $284,444    $         -  $7,709,761
                                                                      ========    ===========  ==========

** Terminated as an investment option and funds transferred to Active Bond
   Trust Series 1 on May 2, 2005.
++ Fund available in prior year but not active.

See accompanying notes.

                                                                                Sub-Account
                                                  ----------------------------------------------------------------------
                                                   Dynamic Growth Trust   Emerging Growth Trust  Emerging Small Company
                                                         Series 1               Series 1             Trust Series 1
                                                  ----------------------  --------------------  ------------------------
                                                  Year Ended  Year Ended  Year Ended Year Ended  Year Ended   Year Ended
                                                  Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec. 31/04  Dec. 31/05   Dec. 31/04
                                                  ----------  ----------  ---------- ---------- -----------  -----------
Income:
   Dividends                                      $        -  $        -   $      -  $   7,018  $         -  $         -
Expenses:
   Mortality and expense risk                         14,466      12,196        916      1,147      286,353      289,281
                                                  ----------  ----------   --------  ---------  -----------  -----------
Net investment income (loss)                         (14,466)    (12,196)      (916)     5,871     (286,353)    (289,281)
Net realized gain (loss)                             161,865     311,045     13,839     (8,126)   3,539,027    3,849,168
Change in unrealized appreciation (depreciation)
  during the period                                  185,926     (81,740)    (7,183)     3,645   (1,005,566)   1,520,033
                                                  ----------  ----------   --------  ---------  -----------  -----------
Net increase (decrease) in assets from operations    333,325     217,109      5,740      1,390    2,247,108    5,079,920
                                                  ----------  ----------   --------  ---------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                          770,406     927,165     37,965     69,543    3,928,531    6,059,223
   Transfer on terminations                         (145,831)   (345,255)    (6,188)    (8,760)  (6,207,527)  (8,505,902)
   Transfer on policy loans                           (4,167)       (789)         -          -      (15,035)       4,168
   Net interfund transfers                           549,742    (706,652)   201,144   (224,156)     388,938   (3,032,745)
                                                  ----------  ----------   --------  ---------  -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                     1,170,150    (125,531)   232,921   (163,373)  (1,905,093)  (5,475,256)
                                                  ----------  ----------   --------  ---------  -----------  -----------
Total increase (decrease) in assets                1,503,475      91,578    238,661   (161,983)     342,015     (395,336)

Assets, beginning of period                        2,585,369   2,493,791     61,397    223,380   50,607,293   51,002,629
                                                  ----------  ----------   --------  ---------  -----------  -----------
Assets, end of period                             $4,088,844  $2,585,369   $300,058  $  61,397  $50,949,308  $50,607,293
                                                  ==========  ==========   ========  =========  ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       Sub-Account
                                                                   ---------------------------------------------------
                                                                      Equity-Income Trust        Equity Index Trust
                                                                           Series 1                   Series 1
                                                                   ------------------------  -------------------------
                                                                    Year Ended   Year Ended   Year Ended    Year Ended
                                                                    Dec. 31/05   Dec. 31/04  Dec. 31/05**   Dec. 31/04
                                                                   -----------  -----------  ------------  -----------
Income:
   Dividends                                                       $ 1,682,669  $   736,725  $    484,590  $   325,047
Expenses:
   Mortality and expense risk                                          173,653      158,262        42,334      134,580
                                                                   -----------  -----------  ------------  -----------
Net investment income (loss)                                         1,509,016      578,463       442,256      190,467
Net realized gain (loss)                                             2,493,240    2,624,166     2,620,736      655,691
Change in unrealized appreciation (depreciation) during the period  (2,793,940)   1,200,893    (4,081,084)   1,401,575
                                                                   -----------  -----------  ------------  -----------
Net increase (decrease) in assets from operations                    1,208,316    4,403,522    (1,018,092)   2,247,733
                                                                   -----------  -----------  ------------  -----------
Changes from principal transactions:
   Transfer of net premiums                                          5,545,297    6,036,727     1,061,721    3,123,608
   Transfer on terminations                                         (5,203,604)  (3,547,654)   (1,235,509)  (3,493,461)
   Transfer on policy loans                                            (66,563)     (34,327)       (3,483)      29,596
   Net interfund transfers                                          (2,017,139)   2,601,373   (25,969,554)    (364,568)
                                                                   -----------  -----------  ------------  -----------
Net increase (decrease) in assets from principal transactions       (1,742,009)   5,056,119   (26,146,825)    (704,825)
                                                                   -----------  -----------  ------------  -----------
Total increase (decrease) in assets                                   (533,693)   9,459,641   (27,164,917)   1,542,908

Assets, beginning of period                                         36,760,871   27,301,230    27,164,917   25,622,009
                                                                   -----------  -----------  ------------  -----------
Assets, end of period                                              $36,227,178  $36,760,871  $          -  $27,164,917
                                                                   ===========  ===========  ============  ===========

** Terminated as an investment option and funds transferred to 500 Index Trust
   B Series 0 on May 2, 2005.

See accompanying notes.

                                                                               Sub-Account
                                                  -----------------------------------------------------------------------
                                                  Financial Services Trust Fundamental Value Trust
                                                        Series 1                  Series 1          Global Trust Series 1
                                                  -----------------------  ----------------------  ----------------------
                                                  Year Ended   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                  Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                  ----------   ----------  ----------  ----------  ----------  ----------
Income:
   Dividends                                       $  1,355    $   1,238   $   11,737  $    8,830  $ 51,371 $      58,733
Expenses:
   Mortality and expense risk                         2,017        1,852       14,824       9,976      21,563      18,758
                                                   --------    ---------   ----------  ----------  ----------  ----------
Net investment income (loss)                           (662)        (614)      (3,087)     (1,146)     29,808      39,975
Net realized gain (loss)                             21,889       46,998      200,098     131,285     263,657     315,391
Change in unrealized appreciation (depreciation)
  during the period                                   9,089      (23,386)      34,728      91,066     127,942      72,560
                                                   --------    ---------   ----------  ----------  ----------  ----------
Net increase (decrease) in assets from operations    30,316       22,998      231,739     221,205     421,407     427,926
                                                   --------    ---------   ----------  ----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                          52,927      183,685      687,119     203,165     641,290     836,068
   Transfer on terminations                         (29,365)     (28,176)    (396,895)   (575,511)   (294,436)   (566,348)
   Transfer on policy loans                          (2,833)     (20,973)      (4,526)     (1,906)      9,487      35,604
   Net interfund transfers                           93,169     (237,493)      70,459   1,329,837    (356,250)    235,568
                                                   --------    ---------   ----------  ----------  ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                      113,898     (102,957)     356,157     955,585          91     540,892
                                                   --------    ---------   ----------  ----------  ----------  ----------
Total increase (decrease) in assets                 144,214      (79,959)     587,896   1,176,790     421,498     968,818

Assets, beginning of period                         322,026      401,985    2,356,047   1,179,257   4,088,754   3,119,936
                                                   --------    ---------   ----------  ----------  ----------  ----------
Assets, end of period                              $466,240    $ 322,026   $2,943,943  $2,356,047  $4,510,252  $4,088,754
                                                   ========    =========   ==========  ==========  ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                                   ----------------------------------------------
                                                                   Global Allocation Trust    Global Bond Trust
                                                                         Series 1                 Series 1
                                                                   ----------------------  ----------------------
                                                                   Year Ended  Year Ended  Year Ended  Year Ended
                                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                                   ----------  ----------  ----------  ----------
Income:
   Dividends                                                       $   1,948    $    477   $  239,690  $  118,864
Expenses:
   Mortality and expense risk                                          1,889         762       23,042      18,347
                                                                   ---------    --------   ----------  ----------
Net investment income (loss)                                              59        (285)     216,648     100,517
Net realized gain (loss)                                              15,166      11,680       (9,069)    151,288
Change in unrealized appreciation (depreciation) during the period     6,937       7,525     (572,862)    124,591
                                                                   ---------    --------   ----------  ----------
Net increase (decrease) in assets from operations                     22,162      18,920     (365,283)    376,396
                                                                   ---------    --------   ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                          265,732       6,785    1,045,864     746,551
   Transfer on terminations                                          (22,017)     (9,619)    (123,392)   (320,418)
   Transfer on policy loans                                                -           -         (504)     (4,866)
   Net interfund transfers                                          (147,226)    145,783      354,630      62,251
                                                                   ---------    --------   ----------  ----------
Net increase (decrease) in assets from principal transactions         96,489     142,949    1,276,598     483,518
                                                                   ---------    --------   ----------  ----------
Total increase (decrease) in assets                                  118,651     161,869      911,315     859,914

Assets, beginning of period                                          197,769      35,900    4,323,117   3,463,203
                                                                   ---------    --------   ----------  ----------
Assets, end of period                                              $ 316,420    $197,769   $5,234,432  $4,323,117
                                                                   =========    ========   ==========  ==========

See accompanying notes.

                                                                                 Sub-Account
                                                 --------------------------------------------------------------------------
                                                   Growth & Income Trust    Health Sciences Trust      High Yield Trust
                                                         Series 1                 Series 1                 Series 1
                                                 ------------------------  ----------------------  ------------------------
                                                  Year Ended   Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                  Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Income:
   Dividends                                     $   605,754  $   148,138  $  274,633  $        -  $   747,411  $   562,418
Expenses:
   Mortality and expense risk                         87,017       94,342      17,374      17,169       72,018       61,547
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Net investment income (loss)                         518,737       53,796     257,259     (17,169)     675,393      500,871
Net realized gain (loss)                             885,708      527,508     (11,535)    362,830      242,330      771,889
Change in unrealized appreciation
  (depreciation) during the period                (1,099,656)     391,770     228,018     (19,432)    (425,412)    (140,135)
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in assets from
  operations                                         304,789      973,074     473,742     326,229      492,311    1,132,625
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                        1,132,428    2,146,875     523,999     980,132    1,948,232    2,234,125
   Transfer on terminations                       (1,809,316)  (2,402,594)   (204,490)   (564,535)    (921,044)  (1,525,900)
   Transfer on policy loans                          (37,371)     (17,384)     (8,689)       (206)      20,025      (36,157)
   Net interfund transfers                            (5,695)  (2,818,709)    319,201     148,708    3,496,664       68,235
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                      (719,954)  (3,091,812)    630,021     564,099    4,543,877      740,303
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Total increase (decrease) in assets                 (415,165)  (2,118,738)  1,103,763     890,328    5,036,188    1,872,928

Assets, beginning of period                       16,191,548   18,310,286   3,480,512   2,590,184   11,862,447    9,989,519
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Assets, end of period                            $15,776,383  $16,191,548  $4,584,275  $3,480,512  $16,898,635  $11,862,447
                                                 ===========  ===========  ==========  ==========  ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  Sub-Account
                                                               ----------------------------------------------------
                                                                 Income & Value Trust    International Equity Index
                                                                       Series 1              Trust B Series 1
                                                               ------------------------  --------------------------
                                                                Year Ended   Year Ended  Year Ended   Period Ended
                                                                Dec. 31/05   Dec. 31/04  Dec. 31/05   Dec. 31/04##
                                                               -----------  -----------  ----------   ------------
Income:
   Dividends                                                   $   400,124  $   109,406  $  323,833     $  3,519
Expenses:
   Mortality and expense risk                                      148,561      122,036      18,238        2,513
                                                               -----------  -----------  ----------     --------
Net investment income (loss)                                       251,563      (12,630)    305,595        1,006
Net realized gain (loss)                                           375,495    1,003,727       7,043       12,075
Unrealized appreciation (depreciation) during the period           417,912      962,213     446,113       88,675
                                                               -----------  -----------  ----------     --------
Net increase (decrease) in assets, from operations               1,044,970    1,953,310     758,751      101,756
                                                               -----------  -----------  ----------     --------
Changes from principal transactions:
   Transfer of net premiums                                      2,021,690    4,231,922     323,730       87,138
   Transfer on terminations                                     (3,016,086)  (6,483,566)    (85,057)      45,385
   Transfer on policy loans                                        (49,659)      45,331        (233)           -
   Net interfund transfers                                      (4,367,818)  22,681,696   4,146,035      517,902
                                                               -----------  -----------  ----------     --------
Net increase (decrease) in assets, from principal transactions  (5,411,873)  20,475,383   4,384,475      650,425
                                                               -----------  -----------  ----------     --------
Total increase (decrease) in assets,                            (4,366,903)  22,428,693   5,143,226      752,181

Assets, beginning of period                                     29,826,597    7,397,904     752,181            -
                                                               -----------  -----------  ----------     --------
Assets, end of period                                          $25,459,694  $29,826,597  $5,895,407     $752,181
                                                               ===========  ===========  ==========     ========

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
xx Terminated as an investment option and funds transferred to International
   Equity Index Fund Series 1 on June 18, 2004.

See accompanying notes.

                                                                      Sub-Account
                                              ----------------------------------------------------------
                                                                  International
                                              International Index Opportunities  International Small Cap
                                                Trust Series 1    Trust Series 1      Trust Series 1
                                              ------------------- -------------- -----------------------
                                                  Year Ended       Period Ended  Year Ended   Year Ended
                                                 Dec. 31/04xx      Dec. 31/05~   Dec. 31/05   Dec. 31/04
                                              ------------------- -------------- ----------  -----------
Income:
   Dividends                                      $     9,400         $    -     $   41,190  $     5,349
Expenses:
   Mortality and expense risk                           2,737             43         25,748       24,521
                                                  -----------         ------     ----------  -----------
Net investment income (loss)                            6,663            (43)        15,442      (19,172)
Net realized gain (loss)                              173,749          1,176        404,070      849,587
Unrealized appreciation (depreciation) during
  the period                                         (138,303)           692         25,018      (88,192)
                                                  -----------         ------     ----------  -----------
Net increase (decrease) in assets, from
  operations                                           42,109          1,825        444,530      742,223
                                                  -----------         ------     ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                            91,593              -        562,224      703,685
   Transfer on terminations                           (43,555)          (130)      (384,316)  (1,232,239)
   Transfer on policy loans                              (189)             -         (3,607)      (3,762)
   Net interfund transfers                         (1,365,388)         5,562       (368,929)   1,125,617
                                                  -----------         ------     ----------  -----------
Net increase (decrease) in assets, from
  principal transactions                           (1,317,539)         5,432       (194,628)     593,301
                                                  -----------         ------     ----------  -----------
Total increase (decrease) in assets,               (1,275,430)         7,257        249,902    1,335,524

Assets, beginning of period                         1,275,430              -      4,744,645    3,409,121
                                                  -----------         ------     ----------  -----------
Assets, end of period                             $         -         $7,257     $4,994,547  $ 4,744,645
                                                  ===========         ======     ==========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   -------------------------------------------------
                                                                   International Stock Trust International Value Trust
                                                                           Series 1                  Series 1
                                                                   ------------------------  -----------------------
                                                                    Year Ended   Year Ended   Year Ended   Year Ended
                                                                    Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                                   -----------  -----------  -----------   ----------
Income:
   Dividends                                                       $  90,908 $      104,174  $   220,337   $   82,963
Expenses:
   Mortality and expense risk                                           59,646       61,516       72,597       33,467
                                                                   -----------  -----------  -----------   ----------
Net investment income (loss)                                            31,262       42,658      147,740       49,496
Net realized gain (loss)                                             1,303,080      597,300      779,637    1,009,272
Change in unrealized appreciation (depreciation) during the period     549,710    1,163,890      758,110      188,729
                                                                   -----------  -----------  -----------   ----------
Net increase (decrease) in assets from operations                    1,884,052    1,803,848    1,685,487    1,247,497
                                                                   -----------  -----------  -----------   ----------
Changes from principal transactions:
   Transfer of net premiums                                            943,422    1,212,570    2,752,144    2,116,710
   Transfer on terminations                                         (1,955,865)  (2,209,945)    (995,811)    (366,105)
   Transfer on policy loans                                            (33,396)      54,950       (7,151)     (36,098)
   Net interfund transfers                                             (20,044)     (41,676)   7,855,764     (544,139)
                                                                   -----------  -----------  -----------   ----------
Net increase (decrease) in assets from principal transactions       (1,065,883)    (984,101)   9,604,946    1,170,368
                                                                   -----------  -----------  -----------   ----------
Total increase (decrease) in assets                                    818,169      819,747   11,290,433    2,417,865

Assets, beginning of period                                         13,368,772   12,549,025    8,198,182    5,780,317
                                                                   -----------  -----------  -----------   ----------
Assets, end of period                                              $14,186,941  $13,368,772  $19,488,615   $8,198,182
                                                                   ===========  ===========  ===========   ==========

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                    Sub-Account
                                                        ------------------------------------------------------------------
                                                         Investment Quality Bond  Large Cap Trust  Large Cap Growth Trust
                                                             Trust Series 1          Series 1             Series 1
                                                        ------------------------  --------------- ------------------------
                                                         Year Ended   Year Ended   Period Ended    Year Ended   Year Ended
                                                         Dec. 31/05   Dec. 31/04    Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                                        -----------  -----------  --------------- -----------  -----------
Income:
   Dividends                                            $ 1,301,456  $ 1,366,393      $    -      $    43,632  $    23,846
Expenses:
   Mortality and expense risk                               145,911      146,253           6           32,151       43,751
                                                        -----------  -----------      ------      -----------  -----------
Net investment income (loss)                              1,155,545    1,220,140          (6)          11,481      (19,905)
Net realized gain (loss)                                   (131,716)     596,722           8          168,700      671,749
Change in unrealized appreciation (depreciation) during
  the period                                               (678,441)    (893,139)        240         (202,527)    (345,841)
                                                        -----------  -----------      ------      -----------  -----------
Net increase (decrease) in assets from operations           345,388      923,723         242          (22,346)     306,003
                                                        -----------  -----------      ------      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                               2,919,232    3,188,093         190          809,538    2,069,195
   Transfer on terminations                              (1,330,058)  (2,616,123)       (203)        (471,606)  (1,224,513)
   Transfer on policy loans                                 (11,860)      41,763           -           (2,137)      (4,664)
   Net interfund transfers                               (5,128,972)  (1,052,994)      3,790       (1,100,453)    (966,924)
                                                        -----------  -----------      ------      -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                           (3,551,658)    (439,261)      3,777         (764,658)    (126,906)
                                                        -----------  -----------      ------      -----------  -----------
Total increase (decrease) in assets                      (3,206,270)     484,462       4,019         (787,004)     179,097

Assets, beginning of period                              22,645,826   22,161,364           -        7,321,297    7,142,200
                                                        -----------  -----------      ------      -----------  -----------
Assets, end of period                                   $19,439,556  $22,645,826      $4,019      $ 6,534,293  $ 7,321,297
                                                        ===========  ===========      ======      ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     Sub-Account
                                                                   ------------------------------------------------
                                                                    Large Cap Value Trust  Lifestyle Aggressive 1000
                                                                          Series 1             Trust Series 1
                                                                   ----------------------  ------------------------
                                                                   Year Ended  Year Ended  Year Ended   Year Ended
                                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05   Dec. 31/04
                                                                   ----------  ----------  ----------   ----------
Income:
   Dividends                                                       $        -  $   14,149  $  166,623   $   35,968
Expenses:
   Mortality and expense risk                                           7,746       3,267      32,784       29,388
                                                                   ----------  ----------  ----------   ----------
Net investment income (loss)                                           (7,746)     10,882     133,839        6,580
Net realized gain (loss)                                               98,792      80,283     111,210       47,473
Change in unrealized appreciation (depreciation) during the period    129,574      21,022     284,348      566,211
                                                                   ----------  ----------  ----------   ----------
Net increase (decrease) in assets from operations                     220,620     112,187     529,397      620,264
                                                                   ----------  ----------  ----------   ----------
Changes from principal transactions:
   Transfer of net premiums                                           554,135     113,792     139,567      497,754
   Transfer on terminations                                           (85,528)   (146,556)   (226,254)     (55,157)
   Transfer on policy loans                                           (21,269)          -        (472)         594
   Net interfund transfers                                          1,762,407      33,531     266,813    2,991,538
                                                                   ----------  ----------  ----------   ----------
Net increase (decrease) in assets from principal transactions       2,209,745         767     179,654    3,434,729
                                                                   ----------  ----------  ----------   ----------
Total increase (decrease) in assets                                 2,430,365     112,954     709,051    4,054,993

Assets, beginning of period                                         1,435,901   1,322,947   5,093,275    1,038,282
                                                                   ----------  ----------  ----------   ----------
Assets, end of period                                              $3,866,266  $1,435,901  $5,802,326   $5,093,275
                                                                   ==========  ==========  ==========   ==========

See accompanying notes.

                                                                                 Sub-Account
                                                  ----------------------------------------------------------------------------
                                                   Lifestyle Balanced 640   Lifestyle Conservative 280   Lifestyle Growth 820
                                                       Trust Series 1           Trust Series 1              Trust Series 1
                                                  ------------------------  -------------------------  -----------------------
                                                   Year Ended   Year Ended  Year Ended    Year Ended    Year Ended  Year Ended
                                                   Dec. 31/05   Dec. 31/04  Dec. 31/05    Dec. 31/04    Dec. 31/05  Dec. 31/04
                                                  -----------  -----------  ----------    ----------   -----------  ----------
Income:
   Dividends                                      $ 1,032,966  $   328,587  $  490,384    $  243,215   $   248,841  $   97,192
Expenses:
   Mortality and expense risk                         110,084       96,243      37,798        35,051        46,474      42,944
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Net investment income (loss)                          922,882      232,344     452,586       208,164       202,367      54,248
Net realized gain (loss)                              653,088    1,185,242      11,961       334,023       272,909     236,171
Change in unrealized appreciation (depreciation)
  during the period                                  (492,526)     672,696    (328,023)     (119,281)      112,729     596,713
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Net increase (decrease) in assets from operations   1,083,444    2,090,282     136,524       422,906       588,005     887,132
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Changes from principal transactions:
   Transfer of net premiums                         2,455,423    3,100,911     949,035       983,092       599,804     792,513
   Transfer on terminations                        (1,998,862)  (1,116,611)   (497,194)     (451,598)   (1,241,110)   (404,024)
   Transfer on policy loans                          (110,799)         590           -           (54)      (25,468)     (3,582)
   Net interfund transfers                            113,337      165,265    (130,406)     (475,564)      672,862   3,574,472
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Net increase (decrease) in assets from principal
  transactions                                        459,099    2,150,155     321,435        55,876         6,088   3,959,379
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Total increase (decrease) in assets                 1,542,543    4,240,437     457,959       478,782       594,093   4,846,511

Assets, beginning of period                        18,039,138   13,798,701   5,504,364     5,025,582     7,721,710   2,875,199
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Assets, end of period                             $19,581,681  $18,039,138  $5,962,323    $5,504,364   $ 8,315,803  $7,721,710
                                                  ===========  ===========   ==========   ==========   ===========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                                   --------------------------------------------
                                                                   Lifestyle Moderate 460   Mid Cap Core Trust
                                                                       Trust Series 1            Series 1
                                                                   ----------------------  --------------------
                                                                   Year Ended  Year Ended  Year Ended Year Ended
                                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec. 31/04
                                                                   ----------  ----------  ---------- ----------
Income:
   Dividends                                                       $  196,461  $   74,117   $ 83,108  $   2,449
Expenses:
   Mortality and expense risk                                          15,050      15,603      4,916      2,811
                                                                   ----------  ----------   --------  ---------
Net investment income (loss)                                          181,411      58,514     78,192       (362)
Net realized gain (loss)                                               84,567     145,304      6,252     29,124
Change in unrealized appreciation (depreciation) during the period   (162,256)    104,246    (41,042)    44,290
                                                                   ----------  ----------   --------  ---------
Net increase (decrease) in assets from operations                     103,722     308,064     43,402     73,052
                                                                   ----------  ----------   --------  ---------
Changes from principal transactions:
   Transfer of net premiums                                           189,342     914,609    354,026    241,312
   Transfer on terminations                                          (802,700)   (218,578)   (69,558)  (153,727)
   Transfer on policy loans                                           158,125          14        (21)         1
   Net interfund transfers                                            (87,269)    624,400    (85,934)   380,453
                                                                   ----------  ----------   --------  ---------
Net increase (decrease) in assets from principal transactions        (542,502)  1,320,445    198,513    468,039
                                                                   ----------  ----------   --------  ---------
Total increase (decrease) in assets                                  (438,780)  1,628,509    241,915    541,091

Assets, beginning of period                                         3,447,752   1,819,243    587,434     46,343
                                                                   ----------  ----------   --------  ---------
Assets, end of period                                              $3,008,972  $3,447,752   $829,349  $ 587,434
                                                                   ==========  ==========   ========  =========

See accompanying notes.

                                                                       Sub-Account
                                       ---------------------------------------------------------------------------
                                         Mid Cap Index Trust       Mid Cap Stock Trust       Mid Cap Value Trust
                                               Series 1                 Series 1                  Series 1
                                       -----------------------  ------------------------  ------------------------
                                        Year Ended  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                        Dec. 31/05  Dec. 31/04   Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                       -----------  ----------  -----------  -----------  -----------  -----------
Income:
   Dividends                           $   398,312  $   20,885  $   203,232  $         -  $   865,256  $    50,792
Expenses:
   Mortality and expense risk               35,270      23,879       55,141       44,528      119,540       52,309
                                       -----------  ----------  -----------  -----------  -----------  -----------
Net investment income (loss)               363,042      (2,994)     148,091      (44,528)     745,716       (1,517)
Net realized gain (loss)                   430,241     572,157      424,773    1,502,857    1,371,665    1,262,145
Change in unrealized appreciation
  (depreciation) during the period        (104,490)    255,962    1,237,951      401,043      326,694    1,027,584
                                       -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  operations                               688,793     825,125    1,810,815    1,859,372    2,444,075    2,288,212
                                       -----------  ----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                969,412     883,375    1,552,040    4,622,286    3,777,121    4,154,000
   Transfer on terminations               (366,310)   (560,507)    (638,596)  (1,117,415)    (912,509)  (1,401,796)
   Transfer on policy loans                   (352)       (130)        (376)        (729)        (378)      24,834
   Net interfund transfers              (2,044,633)  2,106,730   (5,724,536)   5,828,863   13,268,419    2,046,385
                                       -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions                (1,441,883)  2,429,468   (4,811,468)   9,333,005   16,132,653    4,823,423
                                       -----------  ----------  -----------  -----------  -----------  -----------
Total increase (decrease) in assets       (753,090)  3,254,593   (3,000,653)  11,192,377   18,576,728    7,111,635

Assets, beginning of period              6,984,470   3,729,877   16,362,126    5,169,749   13,585,575    6,473,940
                                       -----------  ----------  -----------  -----------  -----------  -----------
Assets, end of period                  $ 6,231,380  $6,984,470  $13,361,473  $16,362,126  $32,162,303  $13,585,575
                                       ===========  ==========  ===========  ===========  ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   -------------------------------------------------
                                                                       Money Market Trust     Natural Resources Trust
                                                                            Series 1                 Series 1
                                                                   -------------------------  ----------------------
                                                                    Year Ended   Year Ended   Year Ended  Year Ended
                                                                    Dec. 31/05   Dec. 31/04   Dec. 31/05  Dec. 31/04
                                                                   -----------  ------------  ----------  ----------
Income:
   Dividends                                                       $ 1,334,553  $    341,955  $   70,449  $   15,891
Expenses:
   Mortality and expense risk                                          240,075       215,875      16,587       5,348
                                                                   -----------  ------------  ----------  ----------
Net investment income (loss)                                         1,094,478       126,080      53,862      10,543
Net realized gain (loss)                                                     -             -     739,877     259,989
Change in unrealized appreciation (depreciation) during the period           -             -     558,950      13,369
                                                                   -----------  ------------  ----------  ----------
Net increase (decrease) in assets from operations                    1,094,478       126,080   1,352,689     283,901
                                                                   -----------  ------------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                         12,718,525    28,529,902     884,166     275,431
   Transfer on terminations                                         (8,191,624)   (7,713,967)   (113,353)    (50,167)
   Transfer on policy loans                                            (36,426)      (78,061)     (4,099)          -
   Net interfund transfers                                           6,751,164   (19,391,094)  1,157,218     337,104
                                                                   -----------  ------------  ----------  ----------
Net increase (decrease) in assets from principal transactions       11,241,639     1,346,780   1,923,932     562,368
                                                                   -----------  ------------  ----------  ----------
Total increase (decrease) in assets                                 12,336,117     1,472,860   3,276,621     846,269

Assets, beginning of period                                         40,361,843    38,888,983   1,963,833   1,117,564
                                                                   -----------  ------------  ----------  ----------
Assets, end of period                                              $52,697,960  $ 40,361,843  $5,240,454  $1,963,833
                                                                   ===========  ============  ==========  ==========

## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
** Terminated as an investment option and funds transferred to International
   Value Trust on May 2, 2005.

See accompanying notes.

                                                                                 Sub-Account
                                                  ---------------------------------------------------------------------------
                                                       Overseas Trust          Pacific Rim Trust    Quantitative All Cap Trust
                                                          Series 1                 Series 1                Series 1
                                                  ------------------------  ----------------------  -------------------------
                                                   Year Ended   Year Ended  Year Ended  Year Ended  Year Ended   Period Ended
                                                  Dec. 31/05**  Dec. 31/04  Dec. 31/05  Dec. 31/04  Dec.31/05    Dec.31/04##
                                                  ------------ -----------  ----------  ----------  ----------   ------------
Income:
   Dividends                                      $    26,472  $    21,159  $   51,181  $   20,768   $ 2,139       $     35
Expenses:
   Mortality and expense risk                          11,015       33,125      33,430      29,895        52              7
                                                  -----------  -----------  ----------  ----------   -------       --------
Net investment income (loss)                           15,457      (11,966)     17,751      (9,127)    2,087             28
Net realized gain (loss)                              453,768    1,033,768     366,227     536,710       319            229
Change in unrealized appreciation (depreciation)
  during the period                                  (643,264)    (445,818)    992,934     257,716    (1,577)           128
                                                  -----------  -----------  ----------  ----------   -------       --------
Net increase (decrease) in assets from operations    (174,039)     575,984   1,376,912     785,299       829            385
                                                  -----------  -----------  ----------  ----------   -------       --------
Changes from principal transactions:
   Transfer of net premiums                           332,051    1,245,662     475,979     617,822    27,153         28,497
   Transfer on terminations                          (121,484)  (1,498,451)   (716,554)   (905,314)   (1,212)          (137)
   Transfer on policy loans                              (203)        (779)      6,685      51,175         -              -
   Net interfund transfers                         (6,052,348)     676,903     (50,112)  1,037,019     2,987        (25,829)
                                                  -----------  -----------  ----------  ----------   -------       --------
Net increase (decrease) in assets from principal
  transactions                                     (5,841,984)     423,335    (284,002)    800,702    28,928          2,531
                                                  -----------  -----------  ----------  ----------   -------       --------
Total increase (decrease) in assets                (6,016,023)     999,319   1,092,910   1,586,001    29,757          2,916

Assets, beginning of period                         6,016,023    5,016,704   5,836,323   4,250,322     2,916              -
                                                  -----------  -----------  ----------  ----------   -------       --------
Assets, end of period                             $         -  $ 6,016,023  $6,929,233  $5,836,323   $32,673       $  2,916
                                                  ===========  ===========  ==========  ==========   =======       ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  Sub-Account
                                                                   ---------------------------------------------
                                                                   Quantitative Equity Quantitative Mid Cap Trust
                                                                     Trust Series 1          Series 1
                                                                   ------------------- -------------------------
                                                                       Year Ended      Year Ended    Year Ended
                                                                      Dec. 31/04xx     Dec. 31/05    Dec. 31/04
                                                                   ------------------- ----------    ----------
Income:
   Dividends                                                          $    198,602      $      -      $      -
Expenses:
   Mortality and expense risk                                               43,130         2,544         2,073
                                                                      ------------      --------      --------
Net investment income (loss)                                               155,472        (2,544)       (2,073)
Net realized gain (loss)                                                (7,943,133)       13,336        12,163
Change in unrealized appreciation (depreciation) during the period       7,725,161        42,955        42,800
                                                                      ------------      --------      --------
Net increase (decrease) in assets from operations                          (62,500)       53,747        52,890
                                                                      ------------      --------      --------
Changes from principal transactions:
   Transfer of net premiums                                                543,057        71,765        52,296
   Transfer on terminations                                             (1,119,875)      (19,192)      (41,619)
   Transfer on policy loans                                                (16,546)          (22)            -
   Net interfund transfers                                             (20,123,033)      (13,615)      175,614
                                                                      ------------      --------      --------
Net increase (decrease) in assets from principal transactions          (20,716,397)       38,936       186,291
                                                                      ------------      --------      --------
Total increase (decrease) in assets                                    (20,778,897)       92,683       239,181

Assets, beginning of period                                             20,778,897       394,385       155,204
                                                                      ------------      --------      --------
Assets, end of period                                                 $          -      $487,068      $394,385
                                                                      ============      ========      ========

xx Terminated as an investment option and funds transferred to U.S. Large Cap
   Trust Series 1 on May 3, 2004.
++ Fund available in prior year but not active.

See accompanying notes.

                                                                                    Sub-Account
                                                        -------------------------------------------------------------------
                                                        Quantitative Value  Real Estate Securities      Real Return Bond
                                                          Trust Series 1        Trust Series 1           Trust Series 1
                                                        ------------------ ------------------------  ----------------------
                                                           Period Ended     Year Ended   Year Ended  Year Ended  Year Ended
                                                           Dec. 31/05++     Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                        ------------------ -----------  -----------  ----------  ----------
Income:
   Dividends                                                  $   -        $ 5,696,781  $   685,716  $   58,163  $   22,216
Expenses:
   Mortality and expense risk                                    27            201,032      165,197       7,035       5,297
                                                              -----        -----------  -----------  ----------  ----------
Net investment income (loss)                                    (27)         5,495,749      520,519      51,128      16,919
Net realized gain (loss)                                        649          2,300,759    2,771,624      20,619     (20,665)
Change in unrealized appreciation (depreciation) during
  the period                                                      -         (4,050,057)   5,105,174     (62,554)     67,108
                                                              -----        -----------  -----------  ----------  ----------
Net increase (decrease) in assets from operations               622          3,746,451    8,397,317       9,193      63,362
                                                              -----        -----------  -----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                       -          3,203,497    4,537,256     477,070     212,754
   Transfer on terminations                                    (156)        (3,735,390)  (2,562,745)    (76,309)   (202,894)
   Transfer on policy loans                                       -            (71,285)      13,292     (24,241)          -
   Net interfund transfers                                     (466)        (1,953,087)   3,708,238    (301,076)  1,434,946
                                                              -----        -----------  -----------  ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                                 (622)        (2,556,265)   5,696,041      75,444   1,444,806
                                                              -----        -----------  -----------  ----------  ----------
Total increase (decrease) in assets                               -          1,190,186   14,093,358      84,637   1,508,168

Assets, beginning of period                                       -         38,437,806   24,344,448   1,584,831      76,663
                                                              -----        -----------  -----------  ----------  ----------
Assets, end of period                                         $   -        $39,627,992  $38,437,806  $1,669,468  $1,584,831
                                                              =====        ===========  ===========  ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  Sub-Account
                                                                   -----------------------------------------
                                                                      Science & Technology    Small Cap Trust
                                                                         Trust Series 1          Series 1
                                                                   -------------------------  ---------------
                                                                    Year Ended    Year Ended   Period Ended
                                                                    Dec. 31/05    Dec. 31/04    Dec. 31/05~
                                                                   ------------  -----------  ---------------
Income:
   Dividends                                                       $          -  $         -      $     -
Expenses:
   Mortality and expense risk                                           106,167      126,572           15
                                                                   ------------  -----------      -------
Net investment income (loss)                                           (106,167)    (126,572)         (15)
Net realized gain (loss)                                                415,202    3,685,252           (7)
Change in unrealized appreciation (depreciation) during the period     (348,119)  (3,490,949)         340
                                                                   ------------  -----------      -------
Net increase (decrease) in assets from operations                       (39,084)      67,731          318
                                                                   ------------  -----------      -------
Changes from principal transactions:
   Transfer of net premiums                                           2,330,500    7,760,063          517
   Transfer on terminations                                          (1,675,670)  (4,236,763)        (224)
   Transfer on policy loans                                               8,380      (41,439)           -
   Net interfund transfers                                          (10,559,993)     518,941       16,420
                                                                   ------------  -----------      -------
Net increase (decrease) in assets from principal transactions        (9,896,783)   4,000,802       16,713
                                                                   ------------  -----------      -------
Total increase (decrease) in assets                                  (9,935,867)   4,068,533       17,031

Assets, beginning of period                                          30,223,103   26,154,570            -
                                                                   ------------  -----------      -------
Assets, end of period                                              $ 20,287,236  $30,223,103      $17,031
                                                                   ============  ===========      =======

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                                Sub-Account
                                                  -----------------------------------------------------------------------
                                                   Small Cap Index Trust   Small Cap Opportunities   Small Company Trust
                                                          Series 1             Trust Series 1             Series 1
                                                  -----------------------  ----------------------  ----------------------
                                                   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended Period Ended
                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec. 31/04##
                                                  -----------  ----------  ----------  ----------  ---------- ------------
Income:
   Dividends                                      $ 450,972 $      15,158  $   19,697  $    3,327   $      4      $ -
Expenses:
   Mortality and expense risk                          52,105      23,199      17,963       3,140        245        -
                                                  -----------  ----------  ----------  ----------   --------      ---
Net investment income (loss)                          398,867      (8,041)      1,734         187       (241)       -
Net realized gain (loss)                              194,935     211,250     296,913     113,023      6,841        6
Change in unrealized appreciation (depreciation)
  during the period                                    12,957     540,967     293,682     108,537      1,017        -
                                                  -----------  ----------  ----------  ----------   --------      ---
Net increase (decrease) in assets from operations     606,759     744,176     592,329     221,747      7,617        6
                                                  -----------  ----------  ----------  ----------   --------      ---
Changes from principal transactions:
   Transfer of net premiums                           953,242   1,169,609     332,904     127,192     42,362        -
   Transfer on terminations                          (466,990)   (166,933)   (280,836)   (133,464)   (89,707)      (1)
   Transfer on policy loans                            49,463     (50,614)       (169)          -          -        -
   Net interfund transfers                          3,529,504   3,211,715   3,741,257     919,045     83,695       (5)
                                                  -----------  ----------  ----------  ----------   --------      ---
Net increase (decrease) in assets from principal
  transactions                                      4,065,219   4,163,777   3,793,156     912,773     36,350       (6)
                                                  -----------  ----------  ----------  ----------   --------      ---
Total increase (decrease) in assets                 4,671,978   4,907,953   4,385,485   1,134,520     43,967        -

Assets, beginning of period                         7,067,046   2,159,093   1,625,557     491,037          -        -
                                                  -----------  ----------  ----------  ----------   --------      ---
Assets, end of period                             $11,739,024  $7,067,046  $6,011,042  $1,625,557   $ 43,967      $ -
                                                  ===========  ==========  ==========  ==========   ========      ===

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       Sub-Account
                                                                   --------------------------------------------------
                                                                      Small Company Blend       Small Company Value
                                                                        Trust Series 1            Trust Series 1
                                                                   ------------------------  ------------------------
                                                                    Year Ended   Year Ended   Year Ended   Year Ended
                                                                   Dec. 31/05**  Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                                   ------------ -----------  -----------  -----------
Income:
   Dividends                                                       $         -  $         -  $   428,910  $   232,040
Expenses:
   Mortality and expense risk                                            4,230       14,623      115,206       94,855
                                                                   -----------  -----------  -----------  -----------
Net investment income (loss)                                            (4,230)     (14,623)     313,704      137,185
Net realized gain (loss)                                                (4,367)     476,929    2,353,453    2,282,749
Change in unrealized appreciation (depreciation) during the period    (227,929)    (381,573)  (1,242,663)   1,936,155
                                                                   -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations                     (236,526)      80,733    1,424,494    4,356,089
                                                                   -----------  -----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                             27,490      352,634    4,488,191    4,890,637
   Transfer on terminations                                           (100,046)    (676,647)  (1,916,909)  (1,900,460)
   Transfer on policy loans                                             (1,238)     (50,127)      (8,957)      11,035
   Net interfund transfers                                          (1,314,266)  (1,414,305)  (2,287,918)   1,934,834
                                                                   -----------  -----------  -----------  -----------
Net increase (decrease) in assets from principal transactions       (1,388,060)  (1,788,445)     274,407    4,936,046
                                                                   -----------  -----------  -----------  -----------
Total increase (decrease) in assets                                 (1,624,586)  (1,707,712)   1,698,901    9,292,135

Assets, beginning of period                                          1,624,586    3,332,298   24,396,927   15,104,792
                                                                   -----------  -----------  -----------  -----------
Assets, end of period                                              $         -  $ 1,624,586  $26,095,828  $24,396,927
                                                                   ===========  ===========  ===========  ===========

** Terminated as an investment option and funds transferred to Small Cap
   Opportunities Trust Series 1 on May 2, 2005.
) Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust Series 1 on May 2, 2005.

See accompanying notes.

                                                                    Sub-Account
                                       ---------------------------------------------------------------------
                                        Special Value Trust   Strategic Bond Trust    Strategic Growth Trust
                                             Series 1               Series 1                 Series 1
                                       --------------------  ----------------------  -----------------------
                                       Year Ended Year Ended Year Ended  Year Ended  Year Ended   Year Ended
                                       Dec. 31/05 Dec. 31/04 Dec. 31/05  Dec. 31/04  Dec. 31/05)  Dec. 31/04
                                       ---------- ---------- ----------  ----------  -----------  ----------
Income:
   Dividends                            $  1,101   $  3,020  $  104,231  $  166,811  $    22,052  $        -
Expenses:
   Mortality and expense risk              1,480        839      23,638      24,149        1,619       7,897
                                        --------   --------  ----------  ----------  -----------  ----------
Net investment income (loss)                (379)     2,181      80,593     142,662       20,433      (7,897)
Net realized gain (loss)                   5,043      2,877     102,238      60,033       31,411     219,720
Change in unrealized appreciation
  (depreciation) during the period        13,482     30,299    (100,942)     49,512     (111,325)   (109,627)
                                        --------   --------  ----------  ----------  -----------  ----------
Net increase (decrease) in assets from
  operations                              18,146     35,357      81,889     252,207      (59,481)    102,196
                                        --------   --------  ----------  ----------  -----------  ----------
Changes from principal transactions:
   Transfer of net premiums               39,101     35,513     878,464   1,203,396       43,285     236,481
   Transfer on terminations               (7,980)    (4,252)   (303,891)   (280,031)     (14,017)   (933,642)
   Transfer on policy loans                    -          -         202      (3,858)           -         100
   Net interfund transfers                34,544     (7,234)   (260,453)    469,939   (1,009,266)    111,460
                                        --------   --------  ----------  ----------  -----------  ----------
Net increase (decrease) in assets from
  principal transactions                  65,665     24,027     314,322   1,389,446     (979,998)   (585,601)
                                        --------   --------  ----------  ----------  -----------  ----------
Total increase (decrease) in assets       83,811     59,384     396,211   1,641,653   (1,039,479)   (483,405)

Assets, beginning of period              225,420    166,036   4,821,612   3,179,959    1,039,479   1,522,884
                                        --------   --------  ----------  ----------  -----------  ----------
Assets, end of period                   $309,231   $225,420  $5,217,823  $4,821,612  $         -  $1,039,479
                                        ========   ========  ==========  ==========  ===========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   ------------------------------------------------
                                                                    Strategic Income Trust  Strategic Opportunities
                                                                           Series 1              Trust Series 1
                                                                   -----------------------  -----------------------
                                                                   Year Ended  Period Ended Year Ended   Year Ended
                                                                   Dec. 31/05  Dec. 31/04## Dec. 31/05   Dec. 31/04
                                                                   ----------  ------------ ----------  -----------
Income:
   Dividends                                                       $   42,262    $   456    $   18,691  $     4,691
Expenses:
   Mortality and expense risk                                           2,001         30        26,579       31,607
                                                                   ----------    -------    ----------  -----------
Net investment income (loss)                                           40,261        426        (7,888)     (26,916)
Net realized gain (loss)                                                1,191          6       108,570       54,973
Change in unrealized appreciation (depreciation) during the period    (29,060)       320       319,582      540,794
                                                                   ----------    -------    ----------  -----------
Net increase (decrease) in assets from operations                      12,392        752       420,264      568,851
                                                                   ----------    -------    ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                            31,429          -       401,814      813,794
   Transfer on terminations                                           (13,544)      (284)     (620,348)    (779,773)
   Transfer on policy loans                                              (124)         -        (1,187)      25,888
   Net interfund transfers                                          1,014,937     29,699       173,814   (1,859,398)
                                                                   ----------    -------    ----------  -----------
Net increase (decrease) in assets from principal transactions       1,032,698     29,415       (45,907)  (1,799,489)
                                                                   ----------    -------    ----------  -----------
Total increase (decrease) in assets                                 1,045,090     30,167       374,357   (1,230,638)

Assets, beginning of period                                            30,167          -     4,732,242    5,962,880
                                                                   ----------    -------    ----------  -----------
Assets, end of period                                              $1,075,257    $30,167    $5,106,599  $ 4,732,242
                                                                   ==========    =======    ==========  ===========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                                 Sub-Account
                                                 --------------------------------------------------------------------------
                                                  Strategic Value Trust      Total Return Trust     Total Stock Market Index
                                                        Series 1                  Series 1               Trust Series 1
                                                 ----------------------  -------------------------  -----------------------
                                                 Year Ended  Year Ended   Year Ended    Year Ended  Year Ended   Year Ended
                                                 Dec. 31/05  Dec. 31/04   Dec. 31/05    Dec. 31/04  Dec. 31/05   Dec. 31/04
                                                 ---------- -----------  ------------  -----------  ----------  -----------
Income:
   Dividends                                     $  19,083  $     2,224  $  2,249,068  $ 1,747,512  $   30,875  $    26,321
Expenses:
   Mortality and expense risk                        5,018        4,362       205,186      173,817      15,894       21,037
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Net investment income (loss)                        14,065       (2,138)    2,043,882    1,573,695      14,981        5,284
Net realized gain (loss)                            25,957      268,135      (298,985)     (53,376)    158,751      441,641
Change in unrealized appreciation
  (depreciation) during the period                 (91,372)     (95,497)     (781,786)      36,499     (11,247)    (163,829)
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Net increase (decrease) in assets from
  operations                                       (51,350)     170,500       963,111    1,556,818     162,485      283,096
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                         56,440      195,688     5,960,390   13,333,338     456,605      739,392
   Transfer on terminations                       (623,336)     (38,725)   (3,595,874)  (3,157,466)   (314,313)    (618,492)
   Transfer on policy loans                              -        7,539       (20,285)      (1,095)        476         (313)
   Net interfund transfers                        (127,478)  (1,832,767)  (10,329,597)    (980,814)    930,146   (1,551,114)
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Net increase (decrease) in assets from principal
  transactions                                    (694,374)  (1,668,265)   (7,985,366)   9,193,963   1,072,914   (1,430,527)
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Total increase (decrease) in assets               (745,724)  (1,497,765)   (7,022,255)  10,750,781   1,235,399   (1,147,431)

Assets, beginning of period                        832,892    2,330,657    49,394,073   38,643,292   2,572,128    3,719,559
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Assets, end of period                            $  87,168  $   832,892  $ 42,371,818  $49,394,073  $3,807,527  $ 2,572,128
                                                 =========  ===========  ============  ===========  ==========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                                   -----------------------------------------------
                                                                    U.S. Global Leaders  U.S. Government Securities
                                                                   Growth Trust Series 1      Trust Series 1
                                                                   --------------------- -------------------------
                                                                       Period Ended      Year Ended    Year Ended
                                                                       Dec. 31/05++      Dec. 31/05    Dec. 31/04
                                                                   --------------------- ----------   -----------
Income:
   Dividends                                                            $   21,640       $  325,470   $   235,364
Expenses:
   Mortality and expense risk                                                3,729           46,019        37,676
                                                                        ----------       ----------   -----------
Net investment income (loss)                                                17,911          279,451       197,688
Net realized gain (loss)                                                    13,359          (60,923)      (62,499)
Change in unrealized appreciation (depreciation) during the period          66,198         (126,220)       29,793
                                                                        ----------       ----------   -----------
Net increase (decrease) in assets from operations                           97,468           92,308       164,982
                                                                        ----------       ----------   -----------
Changes from principal transactions:
   Transfer of net premiums                                                120,102        2,691,564     2,316,495
   Transfer on terminations                                                (95,802)        (601,199)   (1,509,148)
   Transfer on policy loans                                                    100          (17,078)       (1,876)
   Net interfund transfers                                                 979,083         (427,261)   (1,612,537)
                                                                        ----------       ----------   -----------
Net increase (decrease) in assets from principal transactions            1,003,483        1,646,026      (807,066)
                                                                        ----------       ----------   -----------
Total increase (decrease) in assets                                      1,100,951        1,738,334      (642,084)

Assets, beginning of period                                                      -        8,245,778     8,887,862
                                                                        ----------       ----------   -----------
Assets, end of period                                                   $1,100,951       $9,984,112   $ 8,245,778
                                                                        ==========       ==========   ===========

++ Fund available in prior year but not active.

See accompanying notes.

                                                                                 Sub-Account
                                                 ----------------------------------------------------------------------------
                                                   U.S. Large Cap Trust
                                                         Series 1          Utilities Trust Series 1    Value Trust Series 1
                                                 ------------------------  -----------------------  -------------------------
                                                  Year Ended   Year Ended  Year Ended   Year Ended   Year Ended    Year Ended
                                                  Dec. 31/05   Dec. 31/04  Dec. 31/05   Dec. 31/04   Dec. 31/05    Dec. 31/04
                                                 -----------  -----------  ----------   ----------  ------------  -----------
Income:
   Dividends                                     $    93,489  $    14,756  $   81,868    $  1,176   $     56,502  $    70,205
Expenses:
   Mortality and expense risk                        134,525      102,018       6,969       1,321         56,755       73,832
                                                 -----------  -----------  ----------    --------   ------------  -----------
Net investment income (loss)                         (41,036)     (87,262)     74,899        (145)          (253)      (3,627)
Net realized gain (loss)                             495,701      680,254      60,629      20,291        693,338    2,389,598
Change in unrealized appreciation
  (depreciation) during the period                   619,166    1,272,633      87,129      54,611         44,915     (156,787)
                                                 -----------  -----------  ----------    --------   ------------  -----------
Net increase (decrease) in assets from
  operations                                       1,073,831    1,865,625     222,657      74,757        738,000    2,229,184
                                                 -----------  -----------  ----------    --------   ------------  -----------
Changes from principal transactions:
   Transfer of net premiums                        1,723,981    1,686,794     292,142      16,995      1,587,703    6,364,526
   Transfer on terminations                       (2,437,739)  (2,845,810)    (41,249)    (11,554)      (548,553)  (1,959,091)
   Transfer on policy loans                           27,193       36,588      (2,831)    (21,107)        (3,802)       4,581
   Net interfund transfers                          (444,512)  18,447,265   1,240,265     308,920    (14,588,210)   3,381,928
                                                 -----------  -----------  ----------    --------   ------------  -----------
Net increase (decrease) in assets from principal
  transactions                                    (1,131,077)  17,324,837   1,488,327     293,254    (13,552,862)   7,791,944
                                                 -----------  -----------  ----------    --------   ------------  -----------
Total increase (decrease) in assets                  (57,246)  19,190,462   1,710,984     368,011    (12,814,862)  10,021,128

Assets, beginning of period                       22,836,763    3,646,301     489,462     121,451     22,720,877   12,699,749
                                                 -----------  -----------  ----------    --------   ------------  -----------
Assets, end of period                            $22,779,517  $22,836,763  $2,200,446    $489,462   $  9,906,015  $22,720,877
                                                 ===========  ===========  ==========    ========   ============  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              Total
                                                                   --------------------------
                                                                    Year Ended    Year Ended
                                                                    Dec. 31/05    Dec. 31/04
                                                                   ------------  ------------
Income:
   Dividends                                                       $ 22,903,011  $  9,343,432
Expenses:
   Mortality and expense risk                                         3,546,389     3,256,647
                                                                   ------------  ------------
Net investment income (loss)                                         19,356,622     6,086,785
Net realized gain (loss)                                             29,910,849    25,595,639
Change in unrealized appreciation (depreciation) during the period   (8,176,520)   29,602,062
                                                                   ------------  ------------
Net increase (decrease) in assets from operations                    41,090,951    61,284,486
                                                                   ------------  ------------
Changes from principal transactions:
   Transfer of net premiums                                          93,226,794   146,386,789
   Transfer on terminations                                         (66,979,008)  (88,708,576)
   Transfer on policy loans                                            (351,004)      (76,529)
   Net interfund transfers                                           (6,962,283)    1,335,829
                                                                   ------------  ------------
Net increase (decrease) in assets from principal transactions        18,934,499    58,937,513
                                                                   ------------  ------------
Total increase (decrease) in assets                                  60,025,450   120,221,999

Assets, beginning of period                                         681,926,956   561,704,957
                                                                   ------------  ------------
Assets, end of period                                              $741,952,406  $681,926,956
                                                                   ============  ============

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                         Notes to Financial Statements

                               December 31, 2005

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account N (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) (the "Account") is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company") (formerly The Manufacturers Life Insurance Company (U.S.A.)) ("ManUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has seventy-two active investment sub-accounts that invest in shares of a particular John Hancock Trust (formerly Manufacturers Investment Trust) portfolio and one sub-account that invests in shares of a particular PIMCO Variable Investment Trust portfolio. John Hancock Trust (formerly Manufacturers Investment Trust) and PIMCO Variable Investment Trust (collectively the "Trusts") are registered under the Act as open-end management investment companies, commonly known as mutual funds, which do not transact with the general public. Instead, the Trusts deal primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under variable universal life insurance contracts (the "Contracts") issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life insurance company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

1. Organization (continued)

Effective January 1, 2005, the following name changes occurred:

                 Previous Name                                      New Name
                 -------------                                      --------
The Manufacturers Life Insurance Company (U.S.A.) John Hancock Life Insurance Company (U.S.A.)
        Manulife Financial Securities LLC                John Hancock Distributors LLC
         Manufacturers Investment Trust                        John Hancock Trust
    The Manufacturers Life Insurance Company          John Hancock Life Insurance Company
           (U.S.A.) Separate Account N                    (U.S.A.) Separate Account N

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

          Previous Name                         New Name                   Effective Date
          -------------                         --------                   --------------
 International Equity Index Fund   International Equity Index Trust A       May 2, 2005
       Global Equity Trust                    Global Trust                  May 3, 2004
Pacific Rim Emerging Markets Trust         Pacific Rim Trust                May 3, 2004

Effective May 2, 2005, the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                  Terminated               Funds Transferred To
                  ----------               --------------------
           Aggressive Growth Trust         Mid Cap Stock Trust
            Diversified Bond Trust          Active Bond Trust
              Equity Index Trust            500 Index Trust B
                Overseas Trust          International Value Trust
           Small Company Blend Trust  Small Cap Opportunities Trust
            Strategic Growth Trust   U.S. Global Leaders Growth Trust

Effective May 3, 2004, the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
                   Balanced Trust         Income & Value Trust
              Quantitative Equity Trust   U.S. Large Cap Trust

Effective June 18, 2004, the following sub-account of the Account was terminated as an investment option and the funds were transferred to an existing sub-account fund as follows:

                  Terminated              Funds Transferred To
                  ----------              --------------------
           International Index Trust International Equity Index Fund

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

1. Organization (continued)

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of the Company:

                                      Commencement of
                                     Operations of the
                                       Sub- Accounts
                                     -----------------
500 Index Trust B                      May 2, 2005
Active Bond Trust                      May 2, 2005
All Asset Portfolio                    May 3, 2004
American Bond Trust (                October 31, 2005
Bond Index Trust B (                   May 2, 2005
Brandes International Equity Trust (   May 2, 2005
Business Opportunity Value Trust (     May 2, 2005
Classic Value Trust                    May 3, 2004
Core Bond Trust                        May 2, 2005
Core Equity Trust                      May 3, 2004
Frontier Capital Appreciation (        May 2, 2005
Growth & Income Trust II (             May 2, 2005
International Equity Index Trust A (   May 2, 2005
International Equity Index Trust B     May 3, 2004
International Opportunities Trust      May 2, 2005
Large Cap Trust                        May 2, 2005
Managed Trust (                        May 2, 2005
Mid Value Trust (                      May 2, 2005
Money Market Trust B (                 May 2, 2005
Overseas Equity Trust (                May 2, 2005
Short-Term Bond Trust (                May 2, 2005
Small Cap Trust                        May 2, 2005
Small Cap Growth Trust (               May 2, 2005
Small Cap Value Trust (                May 2, 2005
Small Company Trust                    May 3, 2004
Strategic Income Trust                 May 3, 2004
Turner Core Growth Trust (             May 2, 2005
U.S. Global Leaders Growth Trust       May 3, 2004
U.S. High Yield Bond Trust (           May 2, 2005

(   Fund available in current year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trust. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Mortality and Expense Risks Charge

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.30% and 0.70% of the average net value of the Account's assets for the assumption of mortality and expense risks.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

4. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administration charge, a charge for cost of insurance and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

5. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-Accounts:
   500 Index Trust Series 1                             $10,161,768 $ 6,581,432
   500 Index Trust B Series 0                            30,348,787   9,553,457
   Active Bond Trust Series 1                             8,122,898   4,024,103
   Aggressive Growth Trust Series 1                         587,748   5,983,159
   All Asset Portfolio Series 1                             654,092     192,395
   All Cap Core Trust Series 1                              958,926   1,137,761
   All Cap Growth Trust Series 1                          2,529,188   3,224,555
   All Cap Value Trust Series 1                             694,129     603,826
   American Blue Chip Income and Growth Trust Series 1    2,493,498     502,661
   American Growth Trust Series 1                        22,924,778   7,882,284
   American Growth-Income Trust Series 1                  1,293,446     461,824
   American International Trust Series 1                 12,988,389   1,037,797
   Blue Chip Growth Trust Series 1                       11,336,668  15,522,633
   Capital Appreciation Trust Series 1                    1,408,421     473,062
   Classic Value Trust Series 1                             472,432      25,310
   Core Bond Trust Series 1                                      71           -
   Core Equity Trust Series 1                               358,469      96,294
   Diversified Bond Trust Series 1                          959,385   8,439,031
   Dynamic Growth Trust Series 1                          2,642,694   1,487,011
   Emerging Growth Trust Series 1                           576,251     344,247
   Emerging Small Company Trust Series 1                 16,470,982  18,662,428
   Equity-Income Trust Series 1                          18,573,660  18,806,654
   Equity Index Trust Series 1                            1,883,513  27,588,082

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

5. Purchases and Sales of Investments (continued)

                                                 Purchases     Sales
                                                ----------- -----------
Sub-Accounts:
   Financial Services Trust Series 1            $   244,250 $   131,015
   Fundamental Value Trust Series 1               1,548,782   1,195,712
   Global Trust Series 1                          1,694,233   1,664,335
   Global Allocation Trust Series 1                 581,592     485,043
   Global Bond Trust Series 1                     3,984,687   2,491,441
   Growth & Income Trust Series 1                10,496,634  10,697,851
   Health Sciences Trust Series 1                 2,021,276   1,133,996
   High Yield Trust Series 1                     10,105,574   4,886,304
   Income & Value Trust Series 1                  4,080,340   9,240,649
   International Equity Index Trust B Series 1    6,192,255   1,502,185
   International Opportunities Trust Series 1        23,832      18,442
   International Small Cap Trust Series 1         2,272,320   2,451,506
   International Stock Trust Series 1             5,219,372   6,253,994
   International Value Trust Series 1            16,911,078   7,158,392
   Investment Quality Bond Trust Series 1         6,102,587   8,498,701
   Large Cap Trust Series 1                           3,980         210
   Large Cap Growth Trust Series 1                2,322,291   3,075,467
   Large Cap Value Trust Series 1                 3,122,315     920,316
   Lifestyle Aggressive 1000 Trust Series 1       1,260,049     946,556
   Lifestyle Balanced 640 Trust Series 1          6,652,325   5,270,345
   Lifestyle Conservative 280 Trust Series 1      1,615,062     841,041
   Lifestyle Growth 820 Trust Series 1            2,716,501   2,508,046
   Lifestyle Moderate 460 Trust Series 1          1,544,228   1,905,319
   Mid Cap Core Trust Series 1                    1,715,373   1,438,668
   Mid Cap Index Trust Series 1                   6,031,289   7,110,131
   Mid Cap Stock Trust Series 1                  11,193,062  15,856,439
   Mid Cap Value Trust Series 1                  24,689,846   7,811,476
   Money Market Trust Series 1                   51,240,163  38,904,046
   Natural Resources Trust Series 1               5,471,678   3,493,885
   Overseas Trust Series 1                        1,023,899   6,850,426
   Pacific Rim Trust Series 1                     2,520,570   2,786,821
   Quantitative All Cap Trust Series 1               58,742      27,727
   Quantitative Mid Cap Trust Series 1              128,412      92,021
   Quantitative Value Trust Series 1                 16,386      17,036
   Real Estate Securities Trust Series 1         15,905,256  12,965,771
   Real Return Bond Trust Series 1                1,279,205   1,152,634

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

5. Purchases and Sales of Investments (continued)

                                               Purchases      Sales
                                              ------------ ------------
Sub-Accounts:
   Science & Technology Trust Series 1        $  7,426,551 $ 17,429,501
   Small Cap Trust Series 1                         23,077        6,378
   Small Cap Index Trust Series 1                7,287,126    2,823,040
   Small Cap Opportunities Trust Series 1        6,773,396    2,978,506
   Small Company Trust Series 1                    155,400      119,291
   Small Company Blend Trust Series 1            1,973,183    3,365,473
   Small Company Value Trust Series 1           12,749,009   12,160,897
   Special Value Trust Series 1                    109,576       44,291
   Strategic Bond Trust Series 1                 3,692,099    3,297,183
   Strategic Growth Trust Series 1                 130,259    1,089,823
   Strategic Income Trust Series 1               1,277,676      204,717
   Strategic Opportunities Trust Series 1        1,742,056    1,795,852
   Strategic Value Trust Series 1                3,892,262    4,572,572
   Total Return Trust Series 1                  21,897,942   27,839,426
   Total Stock Market Index Trust Series 1       3,528,657    2,440,762
   U.S. Global Leaders Growth Trust Series 1     1,294,924      273,530
   U.S. Government Securities Trust Series 1     6,509,142    4,583,666
   U.S. Large Cap Trust Series 1                 6,032,414    7,204,527
   Utilities Trust Series 1                      2,089,715      526,489
   Value Trust Series 1                          4,583,846   18,136,961
                                              ------------ ------------
                                              $453,597,947 $415,306,838
                                              ============ ============

6. Financial Highlights

The Account is a funding vehicle for a number of variable universal life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each sub-account that had units outstanding during the period were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum mortality and expense risk charge offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in note 3.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                       Sub-Account
                             -----------------------------------------------------------------------------------------------
                                                                     500 Index Trust
                                                                         Series 1
                             -----------------------------------------------------------------------------------------------
                                Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                                Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                             ---------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year             689,458           575,198           375,317                94,218                22,035
Units issued                         932,154           773,654           501,063               688,915                86,705
Units redeemed                      (609,148)         (659,394)         (301,182)             (407,816)              (14,522)
                             ---------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                 1,012,464           689,458           575,198               375,317                94,218
                             ===============  ================  ================  ====================  ====================
Unit value, end of year      $10.89 - $11.16  $10.51 - $ 10.72     $9.59 - $9.72         $7.54 - $7.61        $9.80 - $ 9.85
Assets, end of year              $11,226,224        $7,356,251        $5,572,911            $2,849,500              $925,055
Investment income ratio/(1)/            1.22%             0.81%             0.79%                 0.00%                 1.51%
Expense ratio, lowest to
  highest/(2)/                0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/                3.60% to 4.09%   9.54% to 10.05%  27.19% to 27.69%  (23.02)% to (22.71)%  (12.93)% to (12.71)%

                                                        Sub-Account
                                                     -----------------
                                                     500 Index Trust B
                                                         Series 0
                                                     -----------------
                                                       Period Ended
                                                        Dec. 31/05~
                                                     -----------------
Units, beginning of year                                            -
Units issued                                                2,372,470
Units redeemed                                               (722,906)
                                                     ----------------
Units, end of year                                          1,649,564
                                                     ================
Unit value, end of year                              $13.57 - $ 13.60
Assets, end of year                                       $22,413,056
Investment income ratio/(1)/                                     0.00%
Expense ratio, lowest to highest/(2)/                  0.40% to 0.70%
Total return, lowest to highest/(3)/                   8.56% to 8.78%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                    Sub-Account
                                                 -----------------
                                                 Active Bond Trust
                                                     Series 1
                                                 -----------------
                                                   Period Ended
                                                    Dec. 31/05
                                                 -----------------
Units, beginning of year                                        -
Units issued                                              647,762
Units redeemed                                           (318,574)
                                                  ---------------
Units, end of year                                        329,188
                                                  ===============
Unit value, end of year                           $12.64 - $12.67
Assets, end of year                                    $4,165,458
Investment income ratio/(1)/                                 0.00%
Expense ratio, lowest to highest/(2)/              0.35% to 0.70%
Total return, lowest to highest/(3)/               1.14% to 1.36%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                         -------------------------------------------------------------------------------------------------
                                                              Aggressive Growth Trust
                                                                      Series 1
                         -------------------------------------------------------------------------------------------------
                             Year Ended         Year Ended       Year Ended          Year Ended            Year Ended
                            Dec. 31/05**        Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ------------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of
  year                              423,260          387,460           417,367               388,103               290,154
Units issued                         47,602          399,144           321,514               416,070               253,473
Units redeemed                     (470,862)        (363,344)         (351,421)             (386,806)             (155,524)
                         ------------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                        -          423,260           387,460               417,367               388,103
                         ==================  ===============  ================  ====================  ====================
Unit value, end of year    $10.88 - $ 15.15  $16.05 -$ 16.24   $10.75 - $14.90       $8.07 - $ 11.16      $10.82 - $ 14.91
Assets, end of year                      $0       $5,785,540        $4,974,158            $4,062,865            $5,113,597
Investment income
  ratio/(1)/                           0.00%            0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%   0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/           (6.85)% to (6.76)%   8.55% to 8.88%  33.00% to 33.34%  (25.45)% to (25.30)%  (26.46)% to (26.39)%

** Terminated as an investment option and funds transferred to Mid Cap Stock
   Trust Series 1 on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                               Sub-Account
                                      ----------------------------
                                      All Asset Portfolio Series 1
                                      ----------------------------
                                      Year Ended Dec.  Period Ended
                                           31/05       Dec. 31/04##
                                      ---------------  ------------
Units, beginning of year                        5,558          -
Units issued                                   44,219      5,623
Units redeemed                                (13,357)       (65)
                                      ---------------    -------
Units, end of year                             36,420      5,558
                                      ===============    =======
Unit value, end of year               $14.67 - $14.72     $13.94
Assets, end of year                          $534,735    $77,490
Investment income ratio/(1)/                     5.84%     17.85%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/   5.25% to 5.47%      11.53%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                   Sub-Account
                         -----------------------------------------------------------------------------------------------
                                                           All Cap Core Trust Series 1
                         -----------------------------------------------------------------------------------------------
                         Year Ended Dec.   Year Ended Dec.   Year Ended Dec.
                              31/05             31/04             31/03       Year Ended Dec. 31/02 Year Ended Dec. 31/01
                         ---------------  ----------------  ----------------  --------------------- ---------------------
Units, beginning of year         192,844           384,083           632,910               955,887               901,341
Units issued                      60,566           162,081           396,838               744,586               586,549
Units redeemed                   (72,552)         (353,320)         (645,665)           (1,067,563)             (532,003)
                         ---------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               180,858           192,844           384,083               632,910               955,887
                         ===============  ================  ================  ====================  ====================
Unit value, end of year  $9.46 - $ 17.43   $8.72 - $ 16.04   $7.54 - $ 13.81       $5.76 - $ 10.54       $7.75 - $ 14.12
Assets, end of year           $3,066,213        $3,006,912        $4,650,328            $5,895,402           $12,500,179
Investment income
  ratio/(1)/                        0.73%             0.50%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/            0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/            8.32% to 8.70%  15.57% to 15.92%  30.71% to 31.02%  (25.72)% to (25.57)%  (21.88)% to (21.80)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                     Sub-Account
                         --------------------------------------------------------------------------------------------------
                                                                All Cap Growth Trust
                                                                      Series 1
                         --------------------------------------------------------------------------------------------------
                            Year Ended         Year Ended         Year Ended          Year Ended            Year Ended
                            Dec. 31/05         Dec. 31/04         Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, beginning of year          413,068            507,091            602,095               604,579               371,985
Units issued                      136,091            266,106            472,429               510,835               493,095
Units redeemed                   (171,571)          (360,129)          (567,433)             (513,319)             (260,501)
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, end of year                377,588            413,068            507,091               602,095               604,579
                         ================  =================  =================  ====================  ====================
Unit value, end of year  $10.77 - $ 20.97    $9.94 - $ 19.31    $9.38 - $ 18.16       $7.30 - $ 14.11       $9.71 - $ 18.73
Assets, end of year            $7,772,423         $7,837,329         $8,204,194            $7,785,855           $10,184,673
Investment income
  ratio/(1)/                         0.00%              0.00%              0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%     0.35% to 0.65%     0.40% to 0.65%        0.45% to 0.65%        0.45% to 0.65%
Total return, lowest to
  highest/(3)/             8.23% to 8.61%     5.83% to 6.14%   28.40% to 28.72%  (24.90)% to (24.75)%  (24.27)% to (24.11)%

                                                                     Sub-Account
                         --------------------------------------------------------------------------------------------------
                                                                 All Cap Value Trust
                                                                      Series 1
                         --------------------------------------------------------------------------------------------------
                            Year Ended         Year Ended         Year Ended          Year Ended           Period Ended
                            Dec. 31/05         Dec. 31/04         Dec. 31/03          Dec. 31/02           Dec. 31/01*
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, beginning of year          111,377             42,078             19,759                 1,194                     -
Units issued                       43,049            149,430             48,939                83,130                 1,531
Units redeemed                    (41,539)           (80,131)           (26,620)              (64,565)                 (337)
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, end of year                112,887            111,377             42,078                19,759                 1,194
                         ================  =================  =================  ====================  ====================
Unit value, end of year  $14.97 - $ 15.19  $ 14.26 - $ 14.42  $ 12.38 - $ 12.44        $9.00 - $ 9.03                $12.56
Assets, end of year            $1,705,935         $1,596,891           $520,935              $177,909               $14,993
Investment income
  ratio/(1)/                         0.52%              0.33%              0.04%                 0.01%                 0.03%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.65%     0.35% to 0.65%     0.45% to 0.65%        0.45% to 0.65%                  0.65%
Total return, lowest to
  highest/(3)/             5.03% to 5.35%   15.20% to 15.55%   37.47% to 37.75%  (28.30)% to (28.16)%                  0.46%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                          Sub-Account
                                      ---------------------------------------------------
                                                       American Blue Chip
                                                    Income and Growth Trust
                                                            Series 1
                                      ---------------------------------------------------
                                         Year Ended        Year Ended      Period Ended
                                         Dec. 31/05        Dec. 31/04      Dec. 31/03+
                                      ----------------  ---------------  ----------------
Units, beginning of year                        23,565           14,497                 -
Units issued                                   149,882           24,431            14,889
Units redeemed                                 (31,867)         (15,363)             (392)
                                      ----------------  ---------------  ----------------
Units, end of year                             141,580           23,565            14,497
                                      ================  ===============  ================
Unit value, end of year               $16.32 - $ 16.44  $15.38 - $15.44   $14.17 - $14.18
Assets, end of year                         $2,325,308         $362,839          $205,368
Investment income ratio/(1)/                      0.19%            0.00%             0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/    6.07% to 6.39%   8.61% to 8.87%  13.32% to 13.43%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                           Sub-Account
                                      ----------------------------------------------------
                                                      American Growth Trust
                                                            Series 1
                                      ----------------------------------------------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03+
                                      ----------------  ----------------  ----------------
Units, beginning of year                       534,464           106,170                 -
Units issued                                 1,438,001           615,014           107,375
Units redeemed                                (503,021)         (186,720)           (1,205)
                                      ----------------  ----------------  ----------------
Units, end of year                           1,469,444           534,464           106,170
                                      ================  ================  ================
Unit value, end of year                $17.74 - $17.89   $15.42 - $15.49   $13.84 - $13.86
Assets, end of year                        $26,189,118        $8,261,844        $1,470,676
Investment income ratio/(1)/                      0.00%             0.00%             0.00%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/  15.04% to 15.44%  11.38% to 11.71%  10.75% to 10.88%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                       Sub-Account
                                      ---------------------------------------------
                                                  American Growth-Income
                                                      Trust Series 1
                                      ---------------------------------------------
                                         Year Ended       Year Ended    Period Ended
                                         Dec. 31/05       Dec. 31/04    Dec. 31/03+
                                      ---------------  ---------------  ------------
Units, beginning of year                      114,971            3,474          -
Units issued                                   82,686          230,255      3,561
Units redeemed                                (29,561)        (118,758)       (87)
                                      ---------------  ---------------    -------
Units, end of year                            168,096          114,971      3,474
                                      ===============  ===============    =======
Unit value, end of year               $16.14 -$ 16.26  $15.41 - $15.47     $14.10
Assets, end of year                        $2,725,094       $1,775,824    $48,990
Investment income ratio/(1)/                     0.45%            0.30%      0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.35% to 0.65%      0.65%
Total return, lowest to highest/(3)/   4.75% to 5.08%   9.24% to 9.57%     12.82%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                           Sub-Account
                                      ----------------------------------------------------
                                                     American International
                                                         Trust Series 1
                                      ----------------------------------------------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03+
                                      ----------------  ----------------  ----------------
Units, beginning of year                        94,988             7,859                 -
Units issued                                   664,947            98,310             8,484
Units redeemed                                 (54,155)          (11,181)             (625)
                                      ----------------  ----------------  ----------------
Units, end of year                             705,780            94,988             7,859
                                      ================  ================  ================
Unit value, end of year               $21.51 - $ 21.70  $17.88 - $ 17.96  $15.14 - $ 15.15
Assets, end of year                        $15,253,954        $1,702,860          $118,979
Investment income ratio/(1)/                      0.55%             0.43%             0.00%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%    0.35% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/  20.29% to 20.70%  18.11% to 18.47%  21.11% to 21.22%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                Blue Chip Growth
                                                                 Trust Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ---------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of year       1,667,853        2,092,515         1,902,374             1,996,442             1,789,836
Units issued............         562,542          958,632         1,470,531             2,117,890             1,329,733
Units redeemed..........        (779,491)      (1,383,294)       (1,280,390)           (2,211,958)           (1,123,127)
                         ---------------  ---------------  ----------------  --------------------  --------------------
Units, end of year......       1,450,904        1,667,853         2,092,515             1,902,374             1,996,442
                         ===============  ===============  ================  ====================  ====================
Unit value, end of year. $11.68 -$ 22.06  $11.12 -$ 20.96   $10.25 - $19.26       $7.98 - $ 14.97      $10.60 - $ 19.85
Assets, end of year.....     $29,446,370      $32,373,276       $34,818,639           $26,370,964           $36,203,915
Investment income
  ratio/(1)/`...........            0.41%            0.11%             0.04%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/..........  0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/..........  4.86% to 5.23%   8.33% to 8.65%  28.33% to 28.65%  (24.75)% to (24.56)%  (15.16)% to (14.95)%

                                                                           Sub-Account
                                     --------------------------------------------------------------------------------------
                                                                      Capital Appreciation
                                                                         Trust Series 1
                                     --------------------------------------------------------------------------------------
                                        Year Ended        Year Ended       Year Ended          Year Ended       Period Ended
                                        Dec. 31/05        Dec. 31/04       Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                     ----------------  ---------------  ----------------  --------------------  ------------
Units, beginning of year............           91,845          126,280            25,173                 3,341           -
Units issued........................          129,375           65,459           111,005                67,713       3,401
Units redeemed......................          (43,546)         (99,894)           (9,898)              (45,881)        (60)
                                     ----------------  ---------------  ----------------  --------------------    --------
Units, end of year..................          177,674           91,845           126,280                25,173       3,341
                                     ================  ===============  ================  ====================    ========
Unit value, end of year............. $12.05 - $ 12.20  $10.64 - $10.75     $9.80 - $9.85        $7.62 - $ 7.64      $11.05
Assets, end of year.................       $2,156,867         $982,755        $1,240,907              $192,338     $36,920
Investment income ratio/(1)/........             0.00%            0.00%             0.00%                 0.00%       0.00%
Expense ratio, lowest to
  highest/(2)/......................   0.40% to 0.65%   0.40% to 0.65%    0.45% to 0.65%        0.45% to 0.65%        0.65%
Total return, lowest to highest/(3)/ 13.25% to 13.55%   8.61% to 8.88%  28.62% to 28.88%  (31.07)% to (30.93)%    (11.60)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                     Sub-Account
                                                 -------------------
                                                 Classic Value Trust
                                                      Series 1
                                                 -------------------
                                                    Period Ended
                                                    Dec. 31/05++
                                                 -------------------
Units, beginning of year                                         -
Units issued                                                30,518
Units redeemed                                              (1,747)
                                                   ---------------
Units, end of year                                          28,771
                                                   ===============
Unit value, end of year                            $15.06 - $15.11
Assets, end of year                                       $433,522
Investment income ratio/(1)/                                  3.55%
Expense ratio, lowest to highest/(2)/               0.45% to 0.65%
Total return, lowest to highest/(3)/                8.72% to 8.92%

++ Fund available in prior year but not active.

                                                       Sub-Account
                                                     ---------------
                                                     Core Bond Trust
                                                        Series 1
                                                     ---------------
                                                      Period Ended
                                                       Dec. 31/05
                                                     ---------------
Units, beginning of year                                      -
Units issued                                                  6
Units redeemed                                                -
                                                         ------
Units, end of year                                            6
                                                         ======
Unit value, end of year                                  $12.58
Assets, end of year                                         $72
Investment income ratio/(1)/                               0.00%
Expense ratio, lowest to highest/(2)/                      0.65%
Total return, lowest to highest/(3)/                       0.60%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                    Sub-Account
                                                 -----------------
                                                 Core Equity Trust
                                                     Series 1
                                                 -----------------
                                                   Period Ended
                                                   Dec. 31/05++
                                                 -----------------
Units, beginning of year                                        -
Units issued                                               25,690
Units redeemed                                             (6,621)
                                                  ---------------
Units, end of year                                         19,069
                                                  ===============
Unit value, end of year                           $14.91 - $14.96
Assets, end of year                                      $284,444
Investment income ratio/(1)/                                 0.00%
Expense ratio, lowest to highest/(2)/              0.45% to 0.65%
Total return, lowest to highest/(3)/               5.22% to 5.42%

++ Fund available in prior year but not active.

                                                                          Sub-Account
                                      -----------------------------------------------------------------------------------
                                                                        Diversified Bond
                                                                         Trust Series 1
                                      -----------------------------------------------------------------------------------
                                         Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                        Dec. 31/05**      Dec. 31/04       Dec. 31/03       Dec. 31/02       Dec. 31/01
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Units, beginning of year                      450,624          475,744          489,585          507,459          264,580
Units issued                                   40,562          265,904          449,319        1,003,740          513,683
Units redeemed                               (491,186)        (291,024)        (463,160)      (1,021,614)        (270,804)
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Units, end of year                                  -          450,624          475,744          489,585          507,459
                                      ===============  ===============  ===============  ===============  ===============
Unit value, end of year               $16.73 -$ 17.33  $16.66 -$ 17.25  $16.13 - $16.64  $15.51 -$ 15.95  $14.49 -$ 14.89
Assets, end of year                                $0       $7,709,761       $7,848,156       $7,777,651       $7,354,939
Investment income ratio/(1)/                     3.51%            4.27%            5.26%            3.61%            3.26%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.35% to 0.65%   0.40% to 0.65%   0.45% to 0.65%   0.45% to 0.65%
Total return, lowest to highest/(3)/   0.35% to 0.45%   3.18% to 3.48%   3.93% to 4.19%   6.90% to 7.12%   6.38% to 6.61%

** Terminated as an investment option and funds transferred to Active Bond
   Trust Series 1 on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                 Dynamic Growth
                                                                 Trust Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  --------------  ----------------  --------------------  --------------------
Units, beginning of year          544,964         577,167           217,363               102,477                34,003
Units issued                      518,036         670,334           707,581               235,862               352,426
Units redeemed                   (292,300)       (702,537)         (347,777)             (120,976)             (283,952)
                         ----------------  --------------  ----------------  --------------------  --------------------
Units, end of year                770,700         544,964           577,167               217,363               102,477
                         ================  ==============  ================  ====================  ====================
Unit value, end of year    $5.24 - $ 5.34  $4.70 - $ 4.77    $4.30 - $ 4.34        $3.36 - $ 3.37        $4.72 - $ 4.73
Assets, end of year            $4,088,844      $2,585,369        $2,493,791              $730,822              $483,613
Investment income
  ratio/(1)/                         0.00%           0.00%             0.00%                 0.00%                 0.28%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%  0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/           11.62% to 12.00%  9.29% to 9.62%  28.17% to 28.60%  (28.83)% to (28.63)%  (40.63)% to (40.57)%

                                                         Sub-Account
                                      ------------------------------------------------
                                                       Emerging Growth
                                                       Trust Series 1
                                      ------------------------------------------------
                                        Year Ended      Year Ended      Period Ended
                                        Dec. 31/05      Dec. 31/04      Dec. 31/03^
                                      --------------  --------------  ----------------
Units, beginning of year                       3,541          13,715                 -
Units issued                                  32,098          27,399            15,745
Units redeemed                               (19,492)        (37,573)           (2,030)
                                      --------------  --------------  ----------------
Units, end of year                            16,147           3,541            13,715
                                      ==============  ==============  ================
Unit value, end of year                   $18.50 - $      $17.29 - $
                                               18.60           17.35  $16.29 - $ 16.31
Assets, end of year                         $300,058         $61,397          $223,380
Investment income ratio/(1)/                    0.00%           0.00%             0.00%
Expense ratio, lowest to highest/(2)/ 0.45% to 0.65%  0.45% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/  6.96% to 7.17%  6.20% to 6.41%  30.28% to 30.45%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                 Emerging Small
                                                             Company Trust Series 1
                         ----------------------------------------------------------------------------------------------
                           Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         --------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year        687,402           911,363         1,056,757             1,065,694               840,091
Units issued                    232,231           273,287           380,894               544,611               525,737
Units redeemed                 (249,848)         (497,248)         (526,288)             (553,548)             (300,134)
                         --------------  ----------------  ----------------  --------------------  --------------------
Units, end of year              669,785           687,402           911,363             1,056,757             1,065,694
                         ==============  ================  ================  ====================  ====================
Unit value, end of year  $13.25 -$91.13   $12.69 - $86.85   $11.44 - $78.03        $8.23 - $56.84       $11.69 - $79.51
Assets, end of year         $50,949,308       $50,607,293       $51,002,629           $41,741,461           $63,138,723
Investment income
  ratio/(1)/                       0.00%             0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/           0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/           4.31% to 4.73%  10.80% to 11.13%  38.83% to 39.17%  (29.66)% to (29.49)%  (22.75)% to (22.55)%

                                                                    Sub-Account
                             -----------------------------------------------------------------------------------------
                                                                Equity-Income Trust
                                                                      Series 1
                             -----------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended          Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02          Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ---------------
Units, beginning of year          1,646,238         1,460,643         1,339,589               840,766          431,687
Units issued                        759,963         1,139,513         1,036,965             1,689,347          687,162
Units redeemed                     (827,477)         (953,918)         (915,911)           (1,190,524)        (278,083)
                             --------------  ----------------  ----------------  --------------------  ---------------
Units, end of year                1,578,724         1,646,238         1,460,643             1,339,589          840,766
                             ==============  ================  ================  ====================  ===============
Unit value, end of year      $17.15 -$23.56   $16.60 - $22.75   $14.54 - $19.85       $11.64 - $15.87  $13.50 - $18.38
Assets, end of year             $36,227,178       $36,760,871       $27,301,230           $20,927,060      $15,189,718
Investment income ratio/(1)/           1.25%             1.22%             1.44%                 1.22%            1.42%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%   0.40% to 0.65%
Total return, lowest to
  highest/(3)/               3.20% to 3.56%  14.06% to 14.41%  24.76% to 25.07%  (13.84)% to (13.63)%   0.63% to 0.89%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                        -------------------------------------------------------------------------------------------------
                                                                Equity Index Trust
                                                                     Series 1
                        -------------------------------------------------------------------------------------------------
                            Year Ended         Year Ended       Year Ended          Year Ended            Year Ended
                           Dec. 31/05**        Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ------------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           1,534,369        1,545,993         1,769,922             2,189,228             1,984,054
Units issued                        94,494          673,240           954,968             2,193,979             1,366,361
Units redeemed                  (1,628,863)        (684,864)       (1,178,897)           (2,613,285)           (1,161,187)
                        ------------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                       -        1,534,369         1,545,993             1,769,922             2,189,228
                        ==================  ===============  ================  ====================  ====================
Unit value, end of year    $10.56 - $19.03  $11.03 - $19.67   $10.04 - $18.06        $7.87 - $14.13       $10.18 - $18.26
Assets, end of year                     $0      $27,164,917       $25,622,009           $23,452,969           $38,066,462
Investment income
  ratio/(1)/                          2.01%            1.28%             1.52%                 1.16%                 1.00%
Expense ratio, lowest
  to highest/(2)/           0.40% to 0.65%   0.40% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/          (4.28)% to (4.20)%  9.76% to 10.03%  27.46% to 27.78%  (22.81)% to (22.61)%  (12.83)% to (12.61)%

** Terminated as an investment option and funds transferred to 500 Index Trust
   B Series 0 on May 2, 2005.

                                                                           Sub-Account
                                      -------------------------------------------------------------------------------------
                                                                     Financial Services Trust
                                                                             Series 1
                                      -------------------------------------------------------------------------------------
                                         Year Ended       Year Ended       Year Ended          Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ---------------  ---------------  ----------------  --------------------  ------------
Units, beginning of year                       23,337           31,948            33,067                 8,377          -
Units issued                                   17,012           39,967            13,233                42,607      8,668
Units redeemed                                 (9,415)         (48,578)          (14,352)              (17,917)      (291)
                                      ---------------  ---------------  ----------------  --------------------    -------
Units, end of year                             30,934           23,337            31,948                33,067      8,377
                                      ===============  ===============  ================  ====================    =======
Unit value, end of year               $15.00 - $15.14  $13.75 - $13.85   $12.54 - $12.61         $9.45 - $9.48     $11.58
Assets, end of year                          $466,240         $322,026          $401,985              $313,108    $97,034
Investment income ratio/(1)/                     0.38%            0.37%             0.17%                 0.00%      0.05%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%    0.45% to 0.65%        0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/   9.07% to 9.28%   9.66% to 9.87%  32.71% to 32.98%  (18.41)% to (18.25)%     (7.34)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                            Sub-Account
                                      --------------------------------------------------------------------------------------
                                                                      Fundamental Value Trust
                                                                             Series 1
                                      --------------------------------------------------------------------------------------
                                         Year Ended       Year Ended        Year Ended          Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ---------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                      168,396            93,865            33,158                21,338           -
Units issued                                  107,178           205,077           173,788                35,752      22,014
Units redeemed                                (81,262)         (130,546)         (113,081)              (23,932)       (676)
                                      ---------------  ----------------  ----------------  --------------------    --------
Units, end of year                            194,312           168,396            93,865                33,158      21,338
                                      ===============  ================  ================  ====================    ========
Unit value, end of year               $15.06 - $15.28   $13.93 - $14.08   $12.54 - $12.61         $9.72 - $9.75      $11.68
Assets, end of year                        $2,943,943        $2,356,047        $1,179,257              $322,506    $249,216
Investment income ratio/(1)/                     0.42%             0.48%             0.18%                 0.09%       0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%    0.35% to 0.65%    0.45% to 0.65%        0.45% to 0.65%        0.65%
Total return, lowest to highest/(3)/   8.14% to 8.46%  11.08% to 11.42%  28.99% to 29.25%  (16.75)% to (16.58)%      (6.57)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                  Global Trust
                                                                    Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ---------------  ----------------  ----------------  --------------------  -------------------
Units, beginning of year         226,763           220,709           272,877               206,811              192,970
Units issued                      88,843           178,596           315,226               360,226              133,113
Units redeemed                   (88,274)         (172,542)         (367,394)             (294,160)            (119,272)
                         ---------------  ----------------  ----------------  --------------------  -------------------
Units, end of year               227,332           226,763           220,709               272,877              206,811
                         ===============  ================  ================  ====================  ===================
Unit value, end of year  $15.10 - $20.08   $13.72 - $18.20   $12.02 - $15.89        $9.48 - $12.52      $11.79 - $15.50
Assets, end of year           $4,510,252        $4,088,754        $3,119,936            $3,166,722           $3,140,867
Investment income
  ratio/(1)/                        1.25%             1.76%             1.19%                 1.15%                2.22%
Expense ratio, lowest to
  highest/(2)/            0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to
  highest/(3)/           9.95% to 10.33%  14.01% to 14.35%  26.63% to 26.95%  (19.63)% to (19.47)%  (16.63) to (16.55)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                        Sub-Account
                                      ------------------------------------------------------------------------------
                                                                  Global Allocation Trust
                                                                         Series 1
                                      ------------------------------------------------------------------------------
                                         Year Ended       Year Ended     Year Ended      Year Ended       Year Ended
                                         Dec. 31/05       Dec. 31/04     Dec. 31/03      Dec. 31/02       Dec. 31/01*
                                      ---------------  ----------------  ---------- --------------------  -----------
Units, beginning of year                       17,767             3,613     3,195                  7,967          -
Units issued                                   51,578            66,928       844                 23,360     18,137
Units redeemed                                (42,410)          (52,774)     (426)               (28,132)   (10,170)
                                      ---------------  ----------------   -------   --------------------    -------
Units, end of year                             26,935            17,767     3,613                  3,195      7,967
                                      ===============  ================   =======   ====================    =======
Unit value, end of year               $11.74 - $11.92   $11.13 - $11.22     $9.94          $7.91 - $7.94     $10.37
Assets, end of year                          $316,420          $197,769   $35,900                $25,278    $82,609
Investment income ratio/(1)/                     0.65%             0.40%     0.48%                  0.00%      0.26%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%    0.45% to 0.65%     0.65%         0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/   5.51% to 5.84%  11.99% to 12.25%    25.61%   (23.70)% to (23.55)%    (13.95)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                     Sub-Account
                             -------------------------------------------------------------------------------------------
                                                                  Global Bond Trust
                                                                       Series 1
                             -------------------------------------------------------------------------------------------
                                 Year Ended         Year Ended       Year Ended        Year Ended         Year Ended
                                 Dec. 31/05         Dec. 31/04       Dec. 31/03        Dec. 31/02         Dec. 31/01
                             ------------------  ---------------  ----------------  ----------------  ------------------
Units, beginning of year                218,132          196,659           297,639           118,128              30,310
Units issued                            195,710          233,486           389,164           348,049             113,867
Units redeemed                         (130,331)        (212,013)         (490,144)         (168,538)            (26,049)
                             ------------------  ---------------  ----------------  ----------------  ------------------
Units, end of year                      283,511          218,132           196,659           297,639             118,128
                             ==================  ===============  ================  ================  ==================
Unit value, end of year         $17.39 - $18.59  $18.71 - $19.96   $17.06 - $18.14   $14.87 - $15.77     $12.45 - $13.16
Assets, end of year                  $5,234,432       $4,323,117        $3,463,203        $4,596,803          $1,549,796
Investment income ratio/(1)/               4.26%            3.41%             4.35%             0.00%               0.00%
Expense ratio, lowest to
  highest/(2)/                   0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%    0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/               (7.19)% to (6.87)%   9.53% to 9.85%  14.65% to 14.94%  19.35% to 19.59%  (0.12)% to (0.03)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             ---------------------------------------------------------------------------------------------
                                                                    Growth & Income
                                                                     Trust Series 1
                             ---------------------------------------------------------------------------------------------
                               Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                               Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                             --------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of year            899,801        1,151,229         1,592,866             1,605,126             1,309,646
Units issued                        549,300          471,319           695,451             1,400,088               974,279
Units redeemed                     (595,608)        (722,747)       (1,137,088)           (1,412,348)             (678,799)
                             --------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                  853,493          899,801         1,151,229             1,592,866             1,605,126
                             ==============  ===============  ================  ====================  ====================
Unit value, end of year      $10.66 -$19.25  $10.50 - $18.89    $9.89 - $17.73        $7.86 - $14.06       $10.44 - $18.66
Assets, end of year             $15,776,383      $16,191,548       $18,310,286           $19,158,844           $26,826,511
Investment income ratio/(1)/           1.38%            0.85%             1.02%                 0.63%                 0.41%
Expense ratio, lowest to
  highest/(2)/               0.30% to 0.70%   0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/               1.32% to 1.72%   6.08% to 6.39%  25.77% to 26.09%  (24.82)% to (24.63)%  (11.85)% to (11.63)%

                                                                           Sub-Account
                                     --------------------------------------------------------------------------------------
                                                                      Health Sciences Trust
                                                                             Series 1
                                     --------------------------------------------------------------------------------------
                                        Year Ended        Year Ended        Year Ended          Year Ended       Period Ended
                                        Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                     ----------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                      228,816           195,742           185,557                11,197           -
Units issued                                  114,558           312,678           257,208               260,559      15,145
Units redeemed                                (74,492)         (279,604)         (247,023)              (86,199)     (3,948)
                                     ----------------  ----------------  ----------------  --------------------    --------
Units, end of year                            268,882           228,816           195,742               185,557      11,197
                                     ================  ================  ================  ====================    ========
Unit value, end of year              $16.91 - $ 17.15  $15.11 - $ 15.28  $13.19 - $ 13.28        $9.75 - $ 9.78      $13.48
Assets, end of year                        $4,584,275        $3,480,512        $2,590,184            $1,810,992    $150,957
Investment income ratio/(1)/                     0.00%             0.00%             0.00%                 0.00%       0.00%
Expense ratio, lowest to
  highest/(2)/                         0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.65%
Total return, lowest to highest/(3)/ 11.91% to 12.25%  14.57% to 14.91%  35.33% to 35.68%  (27.71)% to (27.57)%       (7.85)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                   High Yield Trust
                                                                       Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            747,358           699,961           536,644               395,816             298,325
Units issued                        576,968           615,089           565,735               687,272             403,067
Units redeemed                     (299,075)         (567,692)         (402,418)             (546,444)           (305,576)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                1,025,251           747,358           699,961               536,644             395,816
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $14.12 -$16.99    $13.69 -$16.40   $12.40 - $14.80       $10.02 - $11.94      $10.82 -$12.87
Assets, end of year             $16,898,635       $11,862,447        $9,989,519            $6,211,875          $4,979,952
Investment income ratio/(1)/           5.03%             4.99%             4.84%                 7.65%               8.80%
Expense ratio, lowest to
  highest/(2)/               0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.40% to 0.65%
Total return, lowest to
  highest/(3)/               2.98% to 3.39%  10.34% to 10.68%  23.65% to 23.94%    (7.48)% to (7.23)%  (6.09)% to (5.85)%

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                 Income & Value Trust
                                                                       Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year          1,679,725           465,991           605,848               649,395             399,769
Units issued                        211,726         2,010,940           357,985               747,671             426,269
Units redeemed                     (518,034)         (797,206)         (497,842)             (791,218)           (176,643)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                1,373,417         1,679,725           465,991               605,848             649,395
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $15.63 -$18.89    $14.94 -$18.01   $13.95 - $16.73       $11.09 - $13.28      $13.27 -$15.86
Assets, end of year             $25,459,694       $29,826,597        $7,397,904            $7,497,869          $9,857,366
Investment income ratio/(1)/           1.59%             0.53%             1.90%                 2.11%               2.36%
Expense ratio, lowest to
  highest/(2)/               0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.40% to 0.65%
Total return, lowest to
  highest/(3)/               4.49% to 4.90%    6.94% to 7.33%  25.66% to 25.98%  (16.48)% to (16.27)%      0.33% to 0.58%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                  Sub-Account
                                      ----------------------------------
                                      International Equity Index Trust B
                                                   Series 1
                                      ----------------------------------
                                         Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04##
                                      ----------------  ----------------
Units, beginning of year                        51,012                 -
Units issued                                   392,254           103,970
Units redeemed                                 (99,269)          (52,958)
                                      ----------------  ----------------
Units, end of year                             343,997            51,012
                                      ================  ================
Unit value, end of year                $17.07 - $17.18   $14.74 - $14.77
Assets, end of year                         $5,895,407          $752,181
Investment income ratio/(1)/                     0.79%             0.58%
Expense ratio, lowest to highest/(2)/   0.30% to 0.70%    0.35% to 0.65%
Total return, lowest to highest/(3)/  15.80% to 16.26%  17.94% to 18.17%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                            Sub-Account
                                           --------------
                                           International
                                           Opportunities
                                           Trust Series 1
                                           --------------
                                            Period Ended
                                             Dec. 31/05
                                           --------------
Units, beginning of year                            -
Units issued                                    1,745
Units redeemed                                 (1,276)
                                               ------
Units, end of year                                469
                                               ======
Unit value, end of year                        $15.46
Assets, end of year                            $7,257
Investment income ratio/(1)/                     0.00%
Expense ratio, lowest to highest/(2)/            0.65%
Total return, lowest to highest/(3)/            23.71%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

 Notes to Financial Statements (continued) 6. Financial Highlights (continued)

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                             International Small Cap
                                                                 Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           254,360           261,096           345,552               215,989               241,469
Units issued                     115,857           297,698           143,552               344,659               183,007
Units redeemed                  (127,304)         (304,434)         (228,008)             (215,096)             (208,487)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               242,913           254,360           261,096               345,552               215,989
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                   $13.00 - $21.03   $11.88 - $19.17    $9.86 - $15.86        $6.40 - $10.28        $7.73 - $12.36
Assets, end of year           $4,994,547        $4,744,645        $3,409,121            $2,893,046            $2,355,865
Investment income
  ratio/(1)/                        0.86%             0.12%             0.00%                 0.00%                 0.00%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/            9.34% to 9.72%  20.28% to 20.64%  53.94% to 54.34%  (17.27)% to (17.10)%  (31.55)% to (31.48)%

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               International Stock
                                                                 Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                         1,016,696         1,106,364         1,306,287             1,135,448             1,217,912
Units issued                     375,227           334,186           431,223             1,749,658               987,073
Units redeemed                  (457,003)         (423,854)         (631,146)           (1,578,819)           (1,069,537)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               934,920         1,016,696         1,106,364             1,306,287             1,135,448
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                   $12.33 - $15.29   $10.69 - $13.23    $9.30 - $11.47        $ 7.18 - $8.84        $9.22 - $11.33
Assets, end of year          $14,186,941       $13,368,772       $12,549,025           $11,319,824           $12,791,612
Investment income
  ratio/(1)/                        0.74%             0.84%             0.49%                 0.45%                 0.21%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/          15.14% to 15.55%  14.84% to 15.19%  29.43% to 29.75%  (22.19)% to (22.00)%  (22.05)% to (21.85)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               International Value
                                                                 Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           534,492           451,530           225,236               200,221               153,410
Units issued                   1,071,184           510,926           488,195               349,940               124,451
Units redeemed                  (454,515)         (427,964)         (261,901)             (324,925)              (77,640)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year             1,151,161           534,492           451,530               225,236               200,221
                        ================  ================  ================  ====================  ====================
Unit value, end of year $16.70 - $ 17.40  $15.24 - $ 15.83   $12.62 - $13.09        $8.77 - $ 9.09      $10.74 - $ 11.12
Assets, end of year          $19,488,615        $8,198,182        $5,780,317            $1,978,346            $2,154,783
Investment income
  ratio/(1)/                        0.66%             1.28%             0.67%                 0.71%                 1.05%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/           9.78% to 10.15%  20.75% to 21.12%  43.91% to 44.28%  (18.38)% to (18.16)%  (10.56)% to (10.33)%

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               Investment Quality
                                                               Bond Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                         1,132,045         1,159,780         1,475,664             1,255,012             1,052,039
Units issued                     240,139           645,968           984,315               631,277               706,642
Units redeemed                  (415,576)         (673,703)       (1,300,199)             (410,625)             (503,669)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               956,608         1,132,045         1,159,780             1,475,664             1,255,012
                        ================  ================  ================  ====================  ====================
Unit value, end of year  $17.79 - $20.67   $17.50 - $20.28   $16.79 - $19.39       $15.73 - $18.14       $14.38 - $16.56
Assets, end of year          $19,439,556       $22,645,826       $22,161,364           $26,443,146           $20,633,935
Investment income
  ratio/(1)/                        5.63%             5.96%             5.40%                 5.06%                 5.69%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/            1.55% to 1.91%    4.13% to 4.45%    6.63% to 6.89%        9.22% to 9.50%        6.63% to 6.90%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                               Sub-Account
                                             ---------------
                                             Large Cap Trust
                                                Series 1
                                             ---------------
                                              Period Ended
                                               Dec. 31/05~
                                             ---------------
Units, beginning of year                              -
Units issued                                        304
Units redeemed                                      (15)
                                                 ------
Units, end of year                                  289
                                                 ======
Unit value, end of year                          $13.90
Assets, end of year                              $4,019
Investment income ratio/(1)/                       0.00%
Expense ratio, lowest to highest/(2)/              0.65%
Total return, lowest to highest/(3)/              11.22%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                         ------------------------------------------------------------------------------------------------
                                                                 Large Cap Growth
                                                                  Trust Series 1
                         ------------------------------------------------------------------------------------------------
                             Year Ended        Year Ended       Year Ended          Year Ended            Year Ended
                             Dec. 31/05        Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ------------------  --------------  ----------------  --------------------  --------------------
Units, beginning of
  year                              561,612         621,936           797,344               583,261               457,838
Units issued                        180,956         613,074           486,197               655,691               435,680
Units redeemed                     (238,061)       (673,398)         (661,605)             (441,608)             (310,257)
                         ------------------  --------------  ----------------  --------------------  --------------------
Units, end of year                  504,507         561,612           621,936               797,344               583,261
                         ==================  ==============  ================  ====================  ====================
Unit value, end of year      $9.46 - $13.41  $9.49 - $13.42    $8.99 - $12.67        $7.21 - $10.15        $9.39 - $13.17
Assets, end of year              $6,534,293      $7,321,297        $7,142,200            $7,640,972            $7,423,884
Investment income
  ratio/(1)/                           0.70%           0.29%             0.28%                 0.32%                 0.00%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.70%  0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/           (0.45)% to (0.10)%  5.49% to 5.80%  24.51% to 24.82%  (23.33)% to (23.14)%  (18.35)% to (18.14)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                           Sub-Account
                                      ----------------------------------------------------
                                                         Large Cap Value
                                                         Trust Series 1
                                                        ----------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03^
                                      ----------------  ----------------  ----------------
Units, beginning of year                        74,430            83,191                 -
Units issued                                   144,010           156,448            83,839
Units redeemed                                 (44,316)         (165,209)             (648)
                                      ----------------  ----------------  ----------------
Units, end of year                             174,124            74,430            83,191
                                      ================  ================  ================
Unit value, end of year                $22.06 - $22.24   $19.23 - $19.32   $15.89 - $15.91
Assets, end of year                         $3,866,266        $1,435,901        $1,322,947
Investment income ratio/(1)/                      0.00%             1.43%             0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/  14.74% to 15.08%  21.02% to 21.38%  27.11% to 27.32%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                           Sub-Account
                                      -------------------------------------------------------------------------------------
                                                                       Lifestyle Aggressive
                                                                       1000 Trust Series 1
                                      -------------------------------------------------------------------------------------
                                                                                                                     Year
                                         Year Ended        Year Ended        Year Ended          Year Ended         Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01
                                      ----------------  ----------------  ----------------  --------------------  ----------
Units, beginning of year                       305,615            73,758            38,262                47,093     42,247
Units issued                                    63,954           350,315            46,257                10,408     30,690
Units redeemed                                 (53,139)         (118,458)          (10,761)              (19,239)   (25,844)
                                      ----------------  ----------------  ----------------  --------------------   --------
Units, end of year                             316,430           305,615            73,758                38,262     47,093
                                      ================  ================  ================  ====================   ========
Unit value, end of year               $14.65 - $ 18.58  $13.31 - $ 16.86   $11.53 - $14.53        $8.60 - $10.82     $13.68
Assets, end of year                         $5,802,326        $5,093,275        $1,038,282              $412,158   $644,205
Investment income ratio/(1)/                      1.79%             0.78%             0.35%                 0.81%      4.05%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.35% to 0.65%    0.45% to 0.65%        0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/   9.92% to 10.25%  15.30% to 15.66%  34.04% to 34.31%  (21.23)% to (21.06)%   (14.23)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                Lifestyle Balanced 640
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            914,120           805,068           549,847               385,225             231,860
Units issued                        282,338           639,365           354,757               502,066             269,321
Units redeemed                     (261,873)         (530,313)          (99,536)             (337,444)           (115,956)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  934,585           914,120           805,068               549,847             385,225
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $16.60 -$21.26   $15.62 - $19.96   $13.84 - $17.62       $11.22 - $14.27     $12.53 - $15.90
Assets, end of year             $19,581,681       $18,039,138       $13,798,701            $7,802,640          $6,058,824
Investment income ratio/(1)/           3.96%             2.05%             2.30%                 3.49%               4.97%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.45% to 0.65%
Total return, lowest to
  highest/(3)/               6.20% to 6.51%  12.75% to 13.09%  23.17% to 23.48%  (10.53)% to (10.32)%  (5.40)% to (5.21)%

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                              Lifestyle Conservative 280
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            268,947           268,987           198,190               220,989              17,741
Units issued                         55,265           280,449           176,092               177,049             223,911
Units redeemed                      (39,291)         (280,489)         (105,295)             (199,848)            (20,663)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  284,921           268,947           268,987               198,190             220,989
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $17.13 -$21.23   $16.74 - $20.76   $15.50 - $19.16       $13.97 - $17.22     $13.81 - $16.98
Assets, end of year              $5,962,323        $5,504,364        $5,025,582            $3,398,476          $3,748,192
Investment income ratio/(1)/           5.00%             3.76%             3.54%                 3.26%               1.32%
Expense ratio, lowest to
  highest/(2)/               0.40% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/               2.22% to 2.48%    7.88% to 8.21%  10.83% to 11.10%        1.06% to 1.26%      2.56% to 2.66%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                 Lifestyle Growth 820
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            417,608           178,824            93,184                87,349              91,321
Units issued                        130,964           368,911           120,911                76,636              52,084
Units redeemed                     (132,081)         (130,127)          (35,271)              (70,801)            (56,056)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  416,491           417,608           178,824                93,184              87,349
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $15.44 -$20.26   $14.28 - $18.71   $12.53 - $16.33        $9.73 - $12.66     $11.62 - $15.11
Assets, end of year              $8,315,803        $7,721,710        $2,875,199            $1,173,670          $1,316,120
Investment income ratio/(1)/           2.70%             1.39%             1.02%                 2.04%               5.20%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%    0.35% to 0.65%    0.45% to 0.65%        0.45% to 0.65%      0.45% to 0.65%
Total return, lowest to
  highest/(3)/               7.96% to 8.28%  13.85% to 14.19%  28.70% to 28.97%  (16.39)% to (16.22)%  (9.63)% to (9.44)%

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                Lifestyle Moderate 460
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            170,770           105,262            58,209                53,694              19,785
Units issued                         66,570           170,447           136,503                41,924              90,551
Units redeemed                      (93,483)         (104,939)          (89,450)              (37,409)            (56,642)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  143,857           170,770           105,262                58,209              53,694
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $16.60 -$21.22   $16.03 - $20.45   $14.51 - $18.45       $12.39 - $15.71     $12.98 - $16.41
Assets, end of year              $3,008,972        $3,447,752        $1,819,243              $904,445            $817,107
Investment income ratio/(1)/           4.03%             2.62%             2.75%                 2.98%               6.33%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/               3.48% to 3.79%  10.32% to 10.65%  17.06% to 17.35%    (4.66)% to (4.47)%  (1.74)% to (1.63)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                          Sub-Account
                                      --------------------------------------------------
                                                      Mid Cap Core Trust
                                                           Series 1
                                      --------------------------------------------------
                                        Year Ended       Year Ended       Period Ended
                                        Dec. 31/05       Dec. 31/04       Dec. 31/03^
                                      --------------  ----------------  ----------------
Units, beginning of year                      33,843             3,038                 -
Units issued                                  90,564            61,571             5,520
Units redeemed                               (79,189)          (30,766)           (2,482)
                                      --------------  ----------------  ----------------
Units, end of year                            45,218            33,843             3,038
                                      ==============  ================  ================
Unit value, end of year               $18.28 -$18.42   $17.33 - $17.40   $15.26 - $15.27
Assets, end of year                         $829,349          $587,434           $46,343
Investment income ratio/(1)/                    0.00%             0.00%             0.00%
Expense ratio, lowest to highest/(2)/ 0.35% to 0.65%    0.40% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/  5.50% to 5.81%  13.57% to 13.85%  22.04% to 22.19%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                               Mid Cap Index Trust
                                                                    Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended        Year Ended        Year Ended          Year Ended           Year Ended
                            Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                         ----------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year          411,020           253,416           151,140                80,845              18,407
Units issued                      329,260           459,051           275,299               140,757              94,158
Units redeemed                   (410,854)         (301,447)         (173,023)              (70,462)            (31,720)
                         ----------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                329,426           411,020           253,416               151,140              80,845
                         ================  ================  ================  ====================  ==================
Unit value, end of year   $18.74 - $19.08   $16.88 - $17.09   $14.67 - $14.78       $10.97 - $11.02     $13.02 - $13.04
Assets, end of year            $6,231,380        $6,984,470        $3,729,877            $1,659,979          $1,052,814
Investment income
  ratio/(1)/                         0.76%             0.34%             0.00%                 0.67%               1.68%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/           11.24% to 11.63%  15.08% to 15.43%  33.70% to 34.03%  (15.71)% to (15.54)%  (2.38)% to (2.27)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               Mid Cap Stock Trust
                                                                    Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                         1,191,214           439,064           157,865                72,047                31,783
Units issued                     832,322         1,709,693           463,180               226,721                68,876
Units redeemed                (1,180,618)         (957,543)         (181,981)             (140,903)              (28,612)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               842,918         1,191,214           439,064               157,865                72,047
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                  $15.46 - $ 16.45  $13.62 - $ 14.44  $11.52 - $ 12.20        $8.14 - $ 8.62      $10.59 - $ 11.19
Assets, end of year          $13,361,473       $16,362,126        $5,169,749            $1,286,585              $762,884
Investment income
  ratio/(1)/                        0.00%             0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest
  to highest/(2)/         0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/          13.77% to 14.23%  18.26% to 18.68%  41.41% to 41.76%  (23.07)% to (22.87)%  (11.57)% to (11.48)%
..

                                                                            Sub-Account
                                      ---------------------------------------------------------------------------------------
                                                                        Mid Cap Value Trust
                                                                              Series 1
                                      ---------------------------------------------------------------------------------------
                                         Year Ended        Year Ended        Year Ended          Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ----------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                       753,501           445,032           376,737                10,285           -
Units issued                                 1,329,000           675,227           383,482               701,062      10,527
Units redeemed                                (425,653)         (366,758)         (315,187)             (334,610)       (242)
                                      ----------------  ----------------  ----------------  --------------------    --------
Units, end of year                           1,656,848           753,501           445,032               376,737      10,285
                                      ================  ================  ================  ====================    ========
Unit value, end of year               $19.24 - $ 19.55  $17.93 - $ 18.12  $14.50 - $ 14.59      $11.64 - $ 11.68      $13.03
Assets, end of year                        $32,162,303       $13,585,575        $6,473,940            $4,392,977    $134,052
Investment income ratio/(1)/                      0.38%             0.49%             0.36%                 0.00%       0.37%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/    7.31% to 7.68%  23.65% to 24.03%  24.54% to 24.86%  (10.68)% to (10.51)%       4.27%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                            Sub-Account
                                      ---------------------------------------------------------------------------------------
                                                                         Money Market Trust
                                                                              Series 1
                                      ---------------------------------------------------------------------------------------
                                         Year Ended        Year Ended        Year Ended        Year Ended       Year Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03        Dec. 31/02       Dec. 31/01
                                      ----------------  ----------------  ----------------  ---------------  ----------------
Units, beginning of year                     2,174,205         2,120,159         2,245,118        2,216,771         2,375,556
Units issued                                 2,639,719         2,342,246         2,995,349        3,641,306         2,060,563
Units redeemed                              (2,027,891)       (2,288,200)       (3,120,308)      (3,612,959)       (2,219,348)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
Units, end of year                           2,786,033         2,174,205         2,120,159        2,245,118         2,216,771
                                      ================  ================  ================  ===============  ================
Unit value, end of year               $14.04 - $ 19.65  $13.75 - $ 19.21   $13.71 - $19.09  $13.71 - $19.06  $13.63 - $ 18.91
Assets, end of year                        $52,697,960       $40,361,843       $38,888,983      $41,461,920       $40,817,893
Investment income ratio/(1)/                      2.66%             0.81%             0.58%            1.18%             3.59%
Expense ratio, lowest to highest/(2)/   0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%   0.40% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/    1.95% to 2.31%    0.15% to 0.46%  (0.07)% to 0.17%   0.53% to 0.77%    2.91% to 3.17%

                                                           Sub-Account
                                      ----------------------------------------------------
                                                     Natural Resources Trust
                                                            Series 1
                                      ----------------------------------------------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03^
                                      ----------------  ----------------  ----------------
Units, beginning of year                        88,358            62,308                 -
Units issued                                   197,987           108,859            66,429
Units redeemed                                (124,886)          (82,809)           (4,121)
                                      ----------------  ----------------  ----------------
Units, end of year                             161,459            88,358            62,308
                                      ================  ================  ================
Unit value, end of year               $32.28 - $ 32.54   $22.14 - $22.24  $17.92 - $ 17.95
Assets, end of year                         $5,240,454        $1,963,833        $1,117,564
Investment income ratio/(1)/                      0.00%             0.07%             0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/  45.82% to 46.26%  23.51% to 23.88%  43.39% to 43.63%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                  Sub-Account
                      --------------------------------------------------------------------------------------------------
                                                                Overseas Trust
                                                                   Series 1
                      --------------------------------------------------------------------------------------------------
                          Year Ended         Year Ended        Year Ended          Year Ended            Year Ended
                         Dec. 31/05**        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           444,191           434,997           460,570               296,994               223,097
Units issued                      79,709           401,096           344,726               324,701               249,901
Units redeemed                  (523,900)         (391,902)         (370,299)             (161,125)             (176,004)
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                     -           444,191           434,997               460,570               296,994
                      ==================  ================  ================  ====================  ====================
Unit value, end of
  year                  $11.01 - $ 14.38  $11.33 - $ 14.79   $10.19 - $13.26        $7.13 - $ 9.24        $9.12 - $11.80
Assets, end of year                   $0        $6,016,023        $5,016,704            $3,693,821            $3,057,649
Investment income
  ratio/(1)/                        0.44%             0.37%             0.46%                 0.52%                 0.27%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest
  to highest/(3)/     (2.90)% to (2.80)%  11.07% to 11.40%  42.90% to 43.25%  (21.95)% to (21.79)%  (21.61)% to (21.53)%

** Terminated as an investment option and funds transferred to International
   Value Trust Series 1 on May 2, 2005.

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                                Pacific Rim Trust
                                                                    Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           592,545           487,239           500,442               569,972               595,097
Units issued                     242,075           502,648           494,143               429,620               343,573
Units redeemed                  (271,935)         (397,342)         (507,346)             (499,150)             (368,698)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               562,685           592,545           487,239               500,442               569,972
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                  $12.20 - $ 15.01    $9.79 - $ 9.91    $8.43 - $10.32        $6.03 - $ 7.38         $6.94 - $8.48
Assets, end of year           $6,929,233        $5,836,323        $4,250,322            $3,100,984            $3,999,341
Investment income
  ratio/(1)/                        0.86%             0.65%             0.19%                 0.12%                 0.41%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/          24.89% to 25.32%  16.14% to 16.50%  39.81% to 40.16%  (13.09)% to (12.92)%  (19.10)% to (19.03)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                 Sub-Account
                                      ---------------------------------
                                      Quantitative All Cap Trust Series 1
                                      ---------------------------------
                                         Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04##
                                      ---------------   ----------------
Units, beginning of year                          164                  -
Units issued                                    3,081              1,784
Units redeemed                                 (1,533)            (1,620)
                                      ---------------   ----------------
Units, end of year                              1,712                164
                                      ===============   ================
Unit value, end of year               $19.08 - $19.18   $17.69 - $ 17.75
Assets, end of year                           $32,673             $2,916
Investment income ratio/(1)/                     3.08%              1.30%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/   7.88% to 8.10%   14.16% to 14.39%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                      Sub-Account
                                      --------------------------------------------------------------------------
                                                          Quantitative Mid Cap Trust Series 1
                                      --------------------------------------------------------------------------
                                         Year Ended        Year Ended        Year Ended          Year Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03         Dec. 31/02++
                                      ----------------  ----------------  ----------------  --------------------
Units, beginning of year                        31,203            14,437             1,039                     -
Units issued                                     9,698            41,021            27,939                 6,248
Units redeemed                                  (6,798)          (24,255)          (14,541)               (5,209)
                                      ----------------  ----------------  ----------------  --------------------
Units, end of year                              34,103            31,203            14,437                 1,039
                                      ================  ================  ================  ====================
Unit value, end of year               $14.24 - $ 14.44  $12.62 - $ 12.71   $10.74 - $10.80        $7.80 - $ 7.83
Assets, end of year                           $487,068          $394,385          $155,204                $8,139
Investment income ratio/(1)/                      0.00%             0.00%             0.00%                 0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.45% to 0.65%    0.45% to 0.65%        0.45% to 0.65%
Total return, lowest to highest/(3)/  12.89% to 13.23%  17.44% to 17.67%  37.65% to 37.92%  (23.15)% to (22.99)%

++ Fund available in prior year but not active.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                         Sub-Account
                                      ------------------
                                      Quantitative Value
                                            Trust
                                           Series 1
                                      ------------------
                                         Period Ended
                                         Dec. 31/05++
                                      ------------------
Units, beginning of year                         -
Units issued                                 1,072
Units redeemed                              (1,072)
                                           -------
Units, end of year                               -
                                           =======
Unit value, end of year                    $ 15.85
Assets, end of year                        $     0
Investment income ratio/(1)/                  0.00%
Expense ratio, lowest to highest/(2)/         0.65%
Total return, lowest to highest/(3)/          8.48%

++ Fund available in prior year but not active.

                                                                            Sub-Account
                                     ----------------------------------------------------------------------------------------
                                                                      Real Estate Securities
                                                                          Trust Series 1
                                     ----------------------------------------------------------------------------------------
                                        Year Ended        Year Ended        Year Ended        Year Ended        Year Ended
                                        Dec. 31/05        Dec. 31/04        Dec. 31/03        Dec. 31/02        Dec. 31/01
                                     ----------------  ----------------  ----------------  ----------------  ----------------
Units, beginning of year                      511,509           445,289           572,990           495,247           433,589
Units issued                                  132,415           359,425           190,483           458,746           197,124
Units redeemed                               (170,941)         (293,205)         (318,184)         (381,003)         (135,466)
                                     ----------------  ----------------  ----------------  ----------------  ----------------
Units, end of year                            472,983           511,509           445,289           572,990           495,247
                                     ================  ================  ================  ================  ================
Unit value, end of year              $32.99 - $ 85.23  $29.65 - $ 76.43  $22.58 - $ 57.88  $16.32 - $ 41.77  $15.99 - $ 40.88
Assets, end of year                       $39,627,992       $38,437,806       $24,344,448       $22,348,452       $19,809,218
Investment income ratio/(1)/                     1.96%             2.36%             2.98%             3.12%             3.12%
Expense ratio, lowest to
  highest/(2)/                         0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%    0.40% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/ 11.07% to 11.52%  31.18% to 31.64%  38.24% to 38.59%    1.92% to 2.17%    2.48% to 2.74%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                            Sub-Account
                                      ------------------------------------------------------
                                                         Real Return Bond
                                                          Trust Series 1
                                      ------------------------------------------------------
                                          Year Ended        Year Ended        Period Ended
                                          Dec. 31/05        Dec. 31/04        Dec. 31/03^
                                      -----------------  ----------------  -----------------
Units, beginning of year                        111,729             5,873                  -
Units issued                                     85,239           262,524            133,583
Units redeemed                                  (80,459)         (156,668)          (127,710)
                                      -----------------  ----------------  -----------------
Units, end of year                              116,509           111,729              5,873
                                      =================  ================  =================
Unit value, end of year                $14.25 - $ 14.37   $14.14 - $14.22   $13.05 - $ 13.07
Assets, end of year                   $       1,669,468  $      1,584,831  $          76,663
Investment income ratio/(1)/                       0.00%             0.49%              0.00%
Expense ratio, lowest to highest/(2)/    0.35% to 0.65%    0.35% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/     0.78% to 1.09%    8.35% to 8.69%     4.43% to 4.57%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                       Sub-Account
                             ----------------------------------------------------------------------------------------------
                                                                  Science & Technology
                                                                     Trust Series 1
                             ----------------------------------------------------------------------------------------------
                                Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                                Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                             ---------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of year           2,513,425        2,816,080         2,889,535             2,589,114             1,857,203
Units issued                         687,432        2,720,294         2,001,149             2,806,957             2,876,612
Units redeemed                    (1,472,737)      (3,022,949)       (2,074,604)           (2,506,536)           (2,144,701)
                             ---------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                 1,728,120        2,513,425         2,816,080             2,889,535             2,589,114
                             ===============  ===============  ================  ====================  ====================
Unit value, end of year      $5.16 - $ 13.74  $5.08 - $ 13.50   $5.06 - $ 13.38        $3.39 - $ 8.94       $5.75 - $ 15.15
Assets, end of year              $20,287,236      $30,223,103       $26,154,570           $18,853,376           $29,690,730
Investment income ratio/(1)/            0.00%            0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/                0.30% to 0.70%   0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/                1.37% to 1.78%   0.22% to 0.58%  49.43% to 49.79%  (41.15)% to (41.00)%  (41.63)% to (41.49)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                         Sub-Account
                                      -----------------
                                       Small Cap Trust
                                          Series 1
                                      -----------------
                                        Period Ended
                                         Dec. 31/05~
                                      -----------------
Units, beginning of year                              -
Units issued                                      1,696
Units redeemed                                     (500)
                                      -----------------
Units, end of year                                1,196
                                      =================
Unit value, end of year                $14.24 - $ 14.26
Assets, end of year                   $          17,031
Investment income ratio/(1)/                       0.00%
Expense ratio, lowest to highest/(2)/    0.45% to 0.65%
Total return, lowest to highest/(3)/   13.92% to 14.06%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                     Sub-Account
                             -------------------------------------------------------------------------------------------
                                                                Small Cap Index Trust
                                                                       Series 1
                             -------------------------------------------------------------------------------------------
                                Year Ended        Year Ended        Year Ended          Year Ended          Year Ended
                                Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02          Dec. 31/01
                             ----------------  ----------------  ----------------  --------------------  ---------------
Units, beginning of year              453,968           162,048           226,973                58,468            3,750
Units issued                          454,316           586,135           280,118               325,076          104,968
Units redeemed                       (179,865)         (294,215)         (345,043)             (156,571)         (50,250)
                             ----------------  ----------------  ----------------  --------------------  ---------------
Units, end of year                    728,419           453,968           162,048               226,973           58,468
                             ================  ================  ================  ====================  ===============
Unit value, end of year      $15.94 - $ 16.25  $15.48 - $ 15.66  $13.28 - $ 13.38        $9.17 - $ 9.21  $11.75 -$ 11.77
Assets, end of year               $11,739,024        $7,067,046        $2,159,093            $2,085,303         $687,114
Investment income ratio/(1)/             0.53%             0.34%             0.00%                 1.05%            5.76%
Expense ratio, lowest to
  highest/(2)/                 0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%   0.55% to 0.65%
Total return, lowest to
  highest/(3)/                 3.16% to 3.58%  16.56% to 16.92%  44.85% to 45.20%  (21.98)% to (21.79)%   0.85% to 0.94%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                          Sub-Account
                                      ---------------------------------------------------
                                                           Small Cap
                                                         Opportunities
                                                         Trust Series 1
                                      ---------------------------------------------------
                                         Year Ended       Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04       Dec. 31/03^
                                      ---------------  ----------------  ----------------
Units, beginning of year                       74,332            28,153                 -
Units issued                                  314,871            98,813            32,131
Units redeemed                              (132,692)          (52,634)           (3,978)
                                      ---------------  ----------------  ----------------
Units, end of year                            256,511            74,332            28,153
                                      ===============  ================  ================
Unit value, end of year               $23.28 -$ 23.53   $21.77 - $21.88  $17.43 - $ 17.45
Assets, end of year                        $6,011,042        $1,625,557          $491,037
Investment income ratio/(1)/                     0.00%             0.03%             0.00%
Expense ratio, lowest to highest/(2)/  0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/   7.02% to 7.45%  24.96% to 25.34%  39.40% to 39.64%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                          Sub-Account
                                      -------------------
                                      Small Company Trust
                                           Series 1
                                      -------------------
                                         Period Ended
                                         Dec. 31/05++
                                      -------------------
Units, beginning of year                              -
Units issued                                     10,254
Units redeemed                                   (7,514)
                                        ---------------
Units, end of year                                2,740
                                        ===============
Unit value, end of year                 $16.01 - $16.06
Assets, end of year                             $43,967
Investment income ratio/(1)/                       0.00%
Expense ratio, lowest to highest/(2)/    0.45% to 0.65%
Total return, lowest to highest/(3)/     5.63% to 5.84%

++ Fund available in prior year but not active.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                    Sub-Account
                         -------------------------------------------------------------------------------------------------
                                                                Small Company Blend
                                                                   Trust Series 1
                         -------------------------------------------------------------------------------------------------
                              Year Ended          Year Ended       Year Ended          Year Ended           Year Ended
                             Dec. 31/05**         Dec. 31/04       Dec. 31/03          Dec. 31/02           Dec. 31/01
                         --------------------  ---------------  ----------------  --------------------  ------------------
Units, beginning of
  year                                120,304          269,799           262,861               259,656             105,856
Units issued                          152,385           97,890           216,346               475,065             237,942
Units redeemed                       (272,689)        (247,385)         (209,408)             (471,860)            (84,142)
                         --------------------  ---------------  ----------------  --------------------  ------------------
Units, end of year                          -          120,304           269,799               262,861             259,656
                         ====================  ===============  ================  ====================  ==================
Unit value, end of year      $10.53 - $ 12.11  $11.95 -$ 13.65   $11.21 - $12.79        $8.07 - $ 9.20    $10.89 - $ 12.39
Assets, end of year                        $0       $1,624,586        $3,332,298            $2,353,394          $3,178,735
Investment income
  ratio/(1)/                             0.00%            0.00%             0.00%                 0.20%               0.00%
Expense ratio, lowest to
  highest/(2)/                 0.30% to 0.65%   0.45% to 0.65%    0.45% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/           (11.89)% to (11.79)%   6.51% to 6.71%  38.79% to 39.08%  (26.04)% to (25.89)%  (2.94)% to (2.84)%

** Terminated as an investment option and funds transferred to Small Cap
   Opportunities Trust Series 1 on May 2, 2005.

                                                                            Sub-Account
                                     ----------------------------------------------------------------------------------------
                                                                        Small Company Value
                                                                          Trust Series 1
                                     ----------------------------------------------------------------------------------------
                                        Year Ended       Year Ended        Year Ended         Year Ended         Year Ended
                                        Dec. 31/05       Dec. 31/04        Dec. 31/03         Dec. 31/02         Dec. 31/01
                                     ---------------  ----------------  ----------------  ------------------  ---------------
Units, beginning of year                   1,525,817         1,151,115         1,194,763             521,854          255,050
Units issued                                 766,171         1,166,644         1,030,795           1,822,893          529,457
Units redeemed                              (757,814)         (791,942)       (1,074,443)         (1,149,984)        (262,653)
                                     ---------------  ----------------  ----------------  ------------------  ---------------
Units, end of year                         1,534,174         1,525,817         1,151,115           1,194,763          521,854
                                     ===============  ================  ================  ==================  ===============
Unit value, end of year              $16.62 -$ 24.78  $15.67 - $ 23.28  $12.60 - $ 18.70     $9.49 - $ 14.07  $10.15 -$ 15.03
Assets, end of year                      $26,095,828       $24,396,927       $15,104,792         $11,607,392       $5,349,826
Investment income ratio/(1)/                    0.27%             0.15%             0.44%               0.25%            0.18%
Expense ratio, lowest to
  highest/(2)/                        0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%      0.40% to 0.65%   0.40% to 0.65%
Total return, lowest to highest/(3)/  6.29% to 6.66%  24.38% to 24.76%  32.81% to 33.12%  (6.53)% to (6.30)%   5.85% to 6.11%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                        Sub-Account
                                      ----------------------------------------------
                                                    Special Value Trust
                                                         Series 1
                                      ----------------------------------------------
                                         Year Ended       Year Ended     Period Ended
                                         Dec. 31/05       Dec. 31/04     Dec. 31/03^
                                      ---------------  ----------------  ------------
Units, beginning of year                       11,949            10,527           -
Units issued                                    5,903             3,178      20,755
Units redeemed                                 (2,247)           (1,756)    (10,228)
                                      ---------------  ----------------    --------
Units, end of year                             15,605            11,949      10,527
                                      ===============  ================    ========
Unit value, end of year               $19.74 -$ 19.84   $18.81 - $18.87      $15.77
Assets, end of year                          $309,231          $225,420    $166,036
Investment income ratio/(1)/                     0.00%             0.00%       0.00%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%    0.45% to 0.65%        0.45%
Total return, lowest to highest/(3)/   4.92% to 5.13%  19.40% to 19.65%       26.18%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                           Sub-Account
                                      ------------------------------------------------------------------------------------
                                                                      Strategic Bond Trust
                                                                            Series 1
                                      ------------------------------------------------------------------------------------
                                         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended
                                         Dec. 31/05       Dec. 31/04       Dec. 31/03        Dec. 31/02       Dec. 31/01
                                      ---------------  ---------------  ----------------  ---------------  ---------------
Units, beginning of year                      238,775          169,132           221,458          183,559           69,600
Units issued                                  176,347          290,490           397,326          428,880          204,490
Units redeemed                               (161,901)        (220,847)         (449,652)        (390,981)         (90,531)
                                      ---------------  ---------------  ----------------  ---------------  ---------------
Units, end of year                            253,221          238,775           169,132          221,458          183,559
                                      ===============  ===============  ================  ===============  ===============
Unit value, end of year               $18.71 -$ 20.86  $18.32 -$ 20.38  $17.27 - $ 19.15  $15.36 -$ 16.98  $14.17 -$ 15.62
Assets, end of year                        $5,217,823       $4,821,612        $3,179,959       $3,701,587       $2,855,362
Investment income ratio/(1)/                     2.48%            3.88%             6.69%            5.15%            4.49%
Expense ratio, lowest to highest/(2)/  0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%   0.45% to 0.65%   0.55% to 0.65%
Total return, lowest to highest/(3)/   1.98% to 2.34%   5.98% to 6.29%  12.38% to 12.66%   8.25% to 8.47%   5.55% to 5.66%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                             Sub-Account
                                      ----------------------------------------------------------------------------------------
                                                                   Strategic Growth Trust Series 1
                                      ----------------------------------------------------------------------------------------
                                          Year Ended         Year Ended       Year Ended          Year Ended       Period Ended
                                         Dec. 31/05**        Dec. 31/04       Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ------------------  ---------------  ----------------  --------------------  ------------
Units, beginning of year                          98,717          153,437           123,666                68,964           -
Units issued                                      10,748          117,728           109,988               335,268      69,524
Units redeemed                                 (109,465)        (172,448)          (80,217)             (280,566)       (560)
                                      ------------------  ---------------  ----------------  --------------------    --------
Units, end of year                                     -           98,717           153,437               123,666      68,964
                                      ==================  ===============  ================  ====================    ========
Unit value, end of year                   $9.88 - $ 9.97  $10.47 - $10.56     $9.89 - $9.95        $7.85 - $ 7.88      $10.97
Assets, end of year                                   $0       $1,039,479        $1,522,884              $972,517    $756,713
Investment income ratio/(1)/                        0.00%            0.00%             0.00%                 0.00%       0.00%
Expense ratio, lowest to highest/(2)/     0.40% to 0.65%   0.40% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.65%
Total return, lowest to highest/(3)/  (5.66)% to (5.58)%   5.87% to 6.14%  26.04% to 26.35%  (28.50)% to (28.33)%     (12.22)%

** Terminated as an investment option and funds transferred to U.S. Global
   Leaders Growth Trust Series 1 on May 2, 2005.

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                 Sub-Account
                                      ---------------------------------
                                       Strategic Income Trust Series 1
                                      ---------------------------------
                                         Year Ended      Period Ended
                                         Dec. 31/05      Dec. 31/04##
                                      ---------------  ----------------
Units, beginning of year                        2,225                 -
Units issued                                   90,668             2,246
Units redeemed                               (14,889)              (21)
                                      ---------------  ----------------
Units, end of year                             78,004             2,225
                                      ===============  ================
Unit value, end of year               $13.78 - $13.82  $13.56 - $ 13.57
Assets, end of year                        $1,075,257           $30,167
Investment income ratio/(1)/                    12.20%             6.19%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/   1.64% to 1.81%    8.46% to 8.60%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         -----------------------------------------------------------------------------------------------
                                                      Strategic Opportunities Trust Series 1
                         -----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ---------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year         396,663           588,318           895,938               706,044               863,681
Units issued                     146,665           299,516           493,480               804,779               529,543
Units redeemed                  (153,715)         (491,171)         (801,100)             (614,885)             (687,180)
                         ---------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               389,613           396,663           588,318               895,938               706,044
                         ===============  ================  ================  ====================  ====================
Unit value, end of year  $10.01 -$ 13.59    $9.17 - $12.43    $8.21 - $11.09        $6.56 - $ 8.84      $10.77 - $ 14.47
Assets, end of year           $5,106,599        $4,732,242        $5,962,880            $7,208,068            $9,806,062
Investment income
  ratio/(1)/                        0.40%             0.09%             0.00%                 0.00%                 0.51%
Expense ratio, lowest to
  highest/(2)/            0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/            8.96% to 9.34%  11.58% to 11.93%  25.03% to 25.34%  (39.16)% to (39.04)%  (15.81)% to (15.72)%

                                                                  Sub-Account
                      --------------------------------------------------------------------------------------------------
                                                        Strategic Value Trust Series 1
                      --------------------------------------------------------------------------------------------------
                          Year Ended         Year Ended        Year Ended          Year Ended           Period Ended
                          Dec. 31/05         Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01*
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                            71,614           235,464            34,516                 9,069                     -
Units issued                     328,718            79,793           211,670                29,192                 9,089
Units redeemed                  (392,725)         (243,643)          (10,722)               (3,745)                  (20)
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                 7,607            71,614           235,464                34,516                 9,069
                      ==================  ================  ================  ====================  ====================
Unit value, end of
  year                  $11.45 - $ 11.61   $11.56 - $11.66     $9.86 - $9.93        $7.71 - $ 7.73      $10.65 - $ 10.67
Assets, end of year              $87,168          $832,892        $2,330,657              $266,768               $96,738
Investment income
  ratio/(1)/                        0.11%             0.25%             0.01%                 0.00%                 0.00%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.65%    0.40% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.45% to 0.65%
Total return, lowest
  to highest/(3)/     (0.94)% to (0.64)%  17.23% to 17.52%  27.94% to 28.27%  (27.66)% to (27.52)%  (14.77)% to (14.67)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                    Sub-Account
                         ------------------------------------------------------------------------------------------------
                                                                   Total Return
                                                                  Trust Series 1
                         ------------------------------------------------------------------------------------------------
                            Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year        2,833,935         2,319,152         2,315,832             1,419,177               340,762
Units issued                    1,121,316         2,668,560         1,537,006             3,545,219             1,361,346
Units redeemed                 (1,569,470)       (2,153,777)       (1,533,686)           (2,648,564)             (282,931)
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year              2,385,781         2,833,935         2,319,152             2,315,832             1,419,177
                         ================  ================  ================  ====================  ====================
Unit value, end of year  $17.56 - $ 17.92  $17.28 - $ 17.53  $16.57 - $ 16.70      $15.89 - $ 15.97      $14.60 - $ 14.65
Assets, end of year           $42,371,818       $49,394,073       $38,643,292           $36,916,915           $20,755,404
Investment income
  ratio/(1)/                         2.49%             3.71%             2.77%                 2.58%                 2.22%
Expense ratio, lowest to
  highest/(2)/             0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/             1.76% to 2.17%    4.28% to 4.65%    4.32% to 4.60%        8.80% to 9.08%        7.58% to 7.85%

                                                                    Sub-Account
                         ------------------------------------------------------------------------------------------------
                                                                Total Stock Market
                                                               Index Trust Series 1
                         ------------------------------------------------------------------------------------------------
                            Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year          230,903           371,604           181,207               309,502               118,184
Units issued                      313,142           405,051           467,766               327,720               302,834
Units redeemed                   (220,046)         (545,752)         (277,369)             (456,015)             (111,516)
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                323,999           230,903           371,604               181,207               309,502
                         ================  ================  ================  ====================  ====================
Unit value, end of year  $11.62 - $ 11.83  $11.10 - $ 11.23   $9.99 - $ 10.07        $7.71 - $ 7.74        $9.85 - $ 9.87
Assets, end of year            $3,807,527        $2,572,128        $3,719,559            $1,397,047            $3,050,162
Investment income
  ratio/(1)/                         0.99%             0.73%             0.00%                 0.42%                 1.20%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/             4.96% to 5.32%  11.02% to 11.35%  29.69% to 30.02%  (21.80)% to (21.65)%  (11.99)% to (11.90)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                      Sub-Account
                                                 ---------------------
                                                  U.S. Global Leaders
                                                 Growth Trust Series 1
                                                 ---------------------
                                                     Period Ended
                                                     Dec. 31/05++
                                                 ---------------------
Units, beginning of year                                          -
Units issued                                                104,006
Units redeemed                                              (20,826)
                                                    ---------------
Units, end of year                                           83,180
                                                    ===============
Unit value, end of year                             $13.20 - $13.27
Assets, end of year                                      $1,100,951
Investment income ratio/(1)/                                   0.24%
Expense ratio, lowest to highest/(2)/                0.35% to 0.65%
Total return, lowest to highest/(3)/                 0.22% to 0.52%

++ Fund available in prior year but not active.

                                                                          Sub-Account
                                      -----------------------------------------------------------------------------------
                                                                        U.S. Government
                                                                   Securities Trust Series 1
                                      -----------------------------------------------------------------------------------
                                         Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
                                         Dec. 31/05      Dec. 31/04       Dec. 31/03       Dec. 31/02       Dec. 31/01
                                      ---------------- --------------- ---------------- ---------------- ----------------
Units, beginning of year                       541,692         595,722        1,081,467          719,661          199,345
Units issued                                   404,113         625,354          950,497        1,334,914          694,784
Units redeemed                               (296,260)       (679,384)      (1,436,242)        (973,108)        (174,468)
                                      ---------------- --------------- ---------------- ---------------- ----------------
Units, end of year                             649,545         541,692          595,722        1,081,467          719,661
                                      ================ =============== ================ ================ ================
Unit value, end of year               $15.18 - $ 16.32 $15.08 -$ 16.15 $14.76 - $ 15.78 $14.60 - $ 15.59 $13.61 - $ 14.52
Assets, end of year                         $9,984,112      $8,245,778       $8,887,862      $16,062,944       $9,992,662
Investment income ratio/(1)/                     1.72%           1.95%            4.00%            3.29%            4.63%
Expense ratio, lowest to highest/(2)/   0.35% to 0.70%  0.35% to 0.65%   0.40% to 0.65%   0.40% to 0.65%   0.45% to 0.65%
Total return, lowest to highest/(3)/    0.87% to 1.24%  2.21% to 2.54%   1.07% to 1.32%   7.30% to 7.56%   6.33% to 6.55%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                 U.S. Large Cap Trust
                                                                       Series 1
                             --------------------------------------------------------------------------------------------
                                Year Ended       Year Ended       Year Ended          Year Ended           Year Ended
                                Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02           Dec. 31/01
                             ---------------  ---------------  ----------------  --------------------  ------------------
Units, beginning of year           1,640,031          284,605           268,376               277,574             157,692
Units issued                         430,513        1,930,714           230,093               443,269             379,250
Units redeemed                      (515,145)        (575,288)         (213,864)             (452,467)           (259,368)
                             ---------------  ---------------  ----------------  --------------------  ------------------
Units, end of year                 1,555,399        1,640,031           284,605               268,376             277,574
                             ===============  ===============  ================  ====================  ==================
Unit value, end of year      $14.58 -$ 14.84  $13.91 -$ 14.07   $12.79 - $12.89        $9.38 - $ 9.44    $12.61 - $ 12.66
Assets, end of year              $22,779,517      $22,836,763        $3,646,301            $2,521,529          $3,505,205
Investment income ratio/(1)/            0.43%            0.09%             0.39%                 0.36%               0.27%
Expense ratio, lowest to
  highest/(2)/                0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.45% to 0.65%
Total return, lowest to
  highest/(3)/                5.08% to 5.45%   8.68% to 9.01%  36.17% to 36.52%  (25.67)% to (25.49)%  (3.18)% to (2.98)%

                                                                           Sub-Account
                                     ---------------------------------------------------------------------------------------
                                                                         Utilities Trust
                                                                             Series 1
                                     ---------------------------------------------------------------------------------------
                                        Year Ended        Year Ended        Year Ended          Year Ended       Period Ended
                                        Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                     ----------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                       40,217            12,829             4,043                 5,383          -
Units issued                                  154,202            57,841            34,544                12,660      5,433
Units redeemed                                (39,609)          (30,453)          (25,758)              (14,000)       (50)
                                     ----------------  ----------------  ----------------  --------------------    -------
Units, end of year                            154,810            40,217            12,829                 4,043      5,383
                                     ================  ================  ================  ====================    =======
Unit value, end of year              $14.10 - $ 14.30  $12.15 - $ 12.26    $9.45 - $ 9.50        $7.07 - $ 7.09      $9.31
Assets, end of year                        $2,200,446          $489,462          $121,451               $28,615    $50,102
Investment income ratio/(1)/                     0.39%             0.54%             0.56%                 0.01%      0.73%
Expense ratio, lowest to
  highest/(2)/                         0.35% to 0.65%    0.40% to 0.65%    0.45% to 0.65%        0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/ 16.07% to 16.41%  28.57% to 28.91%  33.64% to 33.93%  (24.04)% to (23.89)%    (25.55)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                     Sub-Account
                             ------------------------------------------------------------------------------------------
                                                                     Value Trust
                                                                      Series 1
                             ------------------------------------------------------------------------------------------
                                Year Ended        Year Ended        Year Ended          Year Ended         Year Ended
                                Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02         Dec. 31/01
                             ----------------  ----------------  ----------------  --------------------  --------------
Units, beginning of year            1,080,759           720,769           715,767               700,592         281,401
Units issued                          208,115         1,280,008           639,080               622,576         639,311
Units redeemed                       (866,730)         (920,018)         (634,078)             (607,401)       (220,120)
                             ----------------  ----------------  ----------------  --------------------  --------------
Units, end of year                    422,144         1,080,759           720,769               715,767         700,592
                             ================  ================  ================  ====================  ==============
Unit value, end of year                                                                                      $15.42 - $
                             $20.94 - $ 23.77  $18.71 - $ 21.18  $16.33 - $ 18.39      $11.84 - $ 13.31           17.26
Assets, end of year                $9,906,015       $22,720,877       $12,699,749            $9,377,558     $11,984,303
Investment income ratio/(1)/             0.55%             0.53%             1.23%                 0.85%           0.53%
Expense ratio, lowest to
  highest/(2)/                 0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to
  highest/(3)/               11.78% to 12.22%  14.43% to 14.83%  37.86% to 38.20%  (23.31)% to (23.11)%  2.75% to 3.00%

/(1)/ These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in unit values. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest.
      It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trusts except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trusts is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
/(2)/ These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Trust portfolio are excluded.
/(3)/ These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

7. Transactions with Affiliates

John Hancock Distributors LLC (formerly Manulife Financial Securities LLC), a registered broker-dealer and wholly owned subsidiary of JHUSA (formerly ManUSA), acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) or other broker-dealers having distribution agreements with John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this Agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

Majority of the investments held by the Account are invested in the Trust (Note
1).

Mortality and expense risk charges, as described in Note 3, are paid to JHUSA.

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                         Prospectus dated May 1, 2006

                 John Hancock Life Insurance Company (U.S.A.)
                              Separate Account N

                                 Corporate VUL
               A Flexible Premium Variable Life Insurance Policy

Science & Technology         U.S. Global Leaders Growth Equity-Income
Pacific Rim                  Quantitative All Cap       American Blue Chip Income and Growth
Health Sciences              All Cap Core               Income & Value
Emerging Growth              Total Stock Market Index   PIMCO VIT All Asset
Emerging Small Company       Blue Chip Growth           Global Allocation
Small Cap                    U.S. Large Cap             High Yield
Small Cap Index              Core Equity                U.S. High Yield Bond
Dynamic Growth               Strategic Value            Strategic Bond
Mid Cap Stock                Large Cap Value            Strategic Income
Natural Resources            Classic Value              Global Bond
All Cap Growth               Utilities                  Investment Quality Bond
Strategic Opportunities      Real Estate Securities     Total Return
Financial Services           Small Cap Opportunities    American Bond
International Opportunities  Small Company Value        Real Return Bond
International Small Cap      Special Value              Core Bond
International Equity Index A Mid Cap Value              Active Bond
American International       Value                      U.S. Government Securities
International Value          All Cap Value              Money Market
International Core           500 Index                  Lifestyle Aggressive
Quantitative Mid Cap         500 Index B                Lifestyle Growth
Mid Cap Index                Fundamental Value          Lifestyle Balanced
Mid Cap Core                 U.S. Core                  Lifestyle Moderate
Global                       Large Cap                  Lifestyle Conservative
Capital Appreciation         Quantitative Value
American Growth              American Growth-Income

                            * * * * * * * * * * * *

   The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


   CVUL04 5/2006

                               TABLE OF CONTENTS

       SUMMARY OF BENEFITS AND RISKS................................  4
          Benefits..................................................  4
          Risks.....................................................  4
       FEE TABLES...................................................  5
       TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS....... 10
       POLICY SUMMARY............................................... 18
          General................................................... 18
          Death Benefits............................................ 18
          Premiums.................................................. 18
          Policy Value.............................................. 18
          Policy Loans.............................................. 19
          Surrender and Partial Withdrawals......................... 19
          Lapse and Reinstatement................................... 19
          Charges and Deductions.................................... 19
          Investment Options and Investment Subadvisers............. 19
          Investment Management Fees and Expenses................... 20
       GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS, AND THE
         SEPARATE ACCOUNT........................................... 20
          Description of John Hancock USA........................... 20
          Ratings................................................... 20
          Description of Separate Account N......................... 20
       ISSUING A POLICY............................................. 21
          Use of the Policy......................................... 21
          Requirements.............................................. 21
          Temporary Insurance Agreement............................. 21
          Underwriting.............................................. 22
          Right to Examine the Policy............................... 22
          Life Insurance Qualification.............................. 23
       DEATH BENEFITS............................................... 23
          Flexible Term Insurance Option Rider...................... 24
          Death Benefit Options..................................... 25
          Changing the Death Benefit Option......................... 25
          Changing the Face Amount and Scheduled Death Benefits..... 26
       PREMIUM PAYMENTS............................................. 28
          Initial Premiums.......................................... 28
          Subsequent Premiums....................................... 28
          Premium Limitations....................................... 29
          Premium Allocation........................................ 29
       CHARGES AND DEDUCTIONS....................................... 29
          Premium Charge............................................ 29
          Sales Charge.............................................. 29
          Monthly Deductions........................................ 30
          Asset Based Risk Charge Deducted from Investment Accounts. 31
          Investment Management Fees and Expenses................... 31
          Reduction in Charges and Enhanced Surrender Values........ 31
       COMPANY TAX CONSIDERATIONS................................... 32
       POLICY VALUE................................................. 32
          Determination of the Policy Value......................... 32
          Units and Unit Values..................................... 32
          Transfers of Policy Value................................. 33

       POLICY LOANS..................................................  34
          Interest Charged on Policy Loans...........................  34
          Loan Account...............................................  34
       POLICY SURRENDER AND PARTIAL WITHDRAWALS......................  35
          Policy Surrender...........................................  35
          Partial Withdrawals........................................  35
       LAPSE AND REINSTATEMENT.......................................  36
          Lapse......................................................  36
          Reinstatement..............................................  36
       THE GENERAL ACCOUNT...........................................  36
          Fixed Account..............................................  36
       OTHER PROVISIONS OF THE POLICY................................  37
          Policy Owner Rights........................................  37
          Beneficiary................................................  38
          Incontestability...........................................  38
          Misstatement of Age or Sex.................................  38
          Suicide Exclusion..........................................  38
          Supplementary Benefits.....................................  38
       TAX TREATMENT OF THE POLICY...................................  38
          General....................................................  39
          Policy Death Benefit Proceeds..............................  39
          Other Policy Distributions.................................  39
          Policy Loans...............................................  40
          Diversification Rules and Ownership of the Account.........  40
          7-Pay Premium Limit and Modified Endowment Contract Status.  41
          Corporate and H.R. 10 Retirement Plans.....................  41
          Withholding................................................  42
          Life Insurance Purchases by Residents of Puerto Rico.......  42
          Life Insurance Purchases by Non-Resident Aliens............  42
       OTHER INFORMATION.............................................  42
          Payment of Proceeds........................................  42
          Reports to Policy Owners...................................  42
          Distribution of Policies...................................  43
          Responsibilities of John Hancock USA.......................  44
          Voting Rights..............................................  44
          Substitution of Portfolio Shares...........................  45
          Records and Accounts.......................................  45
          State Regulation...........................................  45
          Further Information........................................  45
          Financial Statements.......................................  45
       APPENDIX A: DEFINITIONS....................................... A-1

   The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein. No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

   Examine this prospectus carefully. The Policy Summary will briefly describe the policy. More detailed information will be found further in the prospectus. You should rely on the information contained in this prospectus, the portfolio prospectuses, and the corresponding Statements of Additional Information. The portfolio prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the investment options. In the case of any of the portfolios that are operated as "feeder funds," the prospectus for the corresponding "master fund" is also provided. We have not authorized anyone to provide you with information that is different from the information contained in the aforementioned documents.

                         SUMMARY OF BENEFITS AND RISKS

Benefits

   Some of the benefits of purchasing the policy are described below.

   Death Benefit Protection: This prospectus describes a flexible premium variable life insurance policy, which provides for a death benefit payable to the beneficiary of the policy upon the death of the insured person. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if death benefit protection is not one of your financial planning objectives, as there are additional costs and expenses in providing the insurance.

   Access To Your Policy Values: Your variable life insurance policy offers access to your Policy Value through policy loans, policy surrender and partial withdrawal. There are limitations on partial withdrawals. See "Policy Surrender and Partial Withdrawals" for further information. Policy loans permanently affect the Policy Value, and may also result in adverse tax consequences.

   Tax Deferred Accumulation: Variable life insurance has several tax advantages under current tax laws. For example, Policy Value accumulates on a tax-deferred basis and a transfer of values from one sub-account to another within the policy does not generate a taxable gain or loss. Any investment income and realized capital gains within a sub-account or interest from the Fixed Account are automatically reinvested without current income taxation to the policy owner.

   Investment Options: In addition to the Fixed Account, the policy provides for access to a number of variable investment options, which permit you to reallocate your Policy Value to meet your changing personal objectives, goals, and investment conditions. Information regarding each investment option may be found in the portfolio prospectuses.

   Flexibility: The policy is a flexible premium variable life insurance policy in which varying premium payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy.

Risks

   Some of the risks of purchasing the policy are described below.

   Fluctuating Investment Performance: Policy Values invested in a sub-account are not guaranteed. Policy Values will increase and decrease according to investment performance. You assume the investment risk of Policy Value allocated to the sub-accounts. A comprehensive discussion of each sub-account's objective and risk is found in the portfolio prospectuses. You should review the prospectuses carefully before allocating Policy Values to any sub-accounts.

   Unsuitable for Short-Term Investment: The policy is intended for long-term financial planning, and is unsuitable for short-term goals. The policy is not designed to serve as a vehicle for frequent trading.

   Policy Lapse: Sufficient premiums must be paid to keep the policy in force. There is a risk of lapse if the Policy Value is too low in relation to the insurance amount, if investment results are less favorable than anticipated or if extensive policy loans are taken. A policy lapse could have adverse tax consequences since the amount received (including any loans) less the investment in the policy may be treated as ordinary income subject to tax. Withdrawals reduce your Policy Value and increase the risk of lapse.

   Decreasing Death Benefit: Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

   Adverse Consequences of Early Surrender: Depending on the Policy Value at the time of surrender, there may be little or no Net Cash Surrender Value paid to you when the policy is surrendered. In addition, there are adverse consequences associated with partial withdrawals including potential policy lapse and adverse tax consequences. There may also be adverse consequences associated with full surrender of the policy.

   Adverse Tax Consequences: You should always consult a tax adviser about the application of federal and state tax law to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change.

                                  FEE TABLES

   The following tables describe the fees and expenses (on a guaranteed basis) that you will pay when buying, owning, and surrendering the policy. Except where necessary to show a rate greater than zero, all rates shown in the tables have been rounded to two decimal places as required by the prospectus disclosure rules. Consequently, the actual rates charged may be slightly higher or lower than those shown. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

      ------------------------------------------------------------------------------------
                               Transaction Fees
      ------------------------------------------------------------------------------------
               Charge           When Charge is Deducted  Amount Deducted
      ------------------------------------------------------------------------------------
      Premium Charge            Upon receipt of premium  2.5% of each premium paid
      ------------------------------------------------------------------------------------
      Sales Charge              Upon receipt of premium  13% (Coverage Year 1)/1/
      ------------------------------------------------------------------------------------
      Transfer Fees             Upon transfer            $25 (only applies to transfers in
                                                         excess of 12 in a Policy Year)
      ------------------------------------------------------------------------------------
      Dollar Cost Averaging     Upon transfer           Guaranteed              $5.00
                                                        ----------             ------
                                                         Current                $0.00
      ------------------------------------------------------------------------------------
      Asset Allocation Balancer Upon transfer           Guaranteed             $15.00
                                                        ----------             ------
                                                         Current                $0.00
      ------------------------------------------------------------------------------------

1  The sales charge declines in subsequent Coverage Years as noted below:

               -------------------------------------------------
               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
               -------------------------------------------------
                     1       13.00%     4             2.50%
               -------------------------------------------------
               -------------------------------------------------
                     2       6.25%      5             0.50%
               -------------------------------------------------
               -------------------------------------------------
                     3       3.50%      6             0.50%
               -------------------------------------------------
               -------------------------------------------------
                                        7+            0.00%
               -------------------------------------------------

   The next table describes the fees and expenses (on a guaranteed basis) that you will pay periodically during the time that you own the policy. These fees and expenses do not include fees and expenses of the portfolios, which are the underlying variable investment options for your policy.

------------------------------------------------------------------------------------------------------------
                                 Charges Other Than Those of the Portfolios
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                     When Charge is
       Charge           Deducted                                Amount Deducted
------------------------------------------------------------------------------------------------------------
                                    ------------------------------------------------------------------------
Cost of Insurance/1/    Monthly     Minimum and Maximum Charge           The possible range of the cost of
                                                                         insurance is from $0.00 to $83.33
                                                                         per month per $1,000 of the net
                                                                         amount at risk.
                                    ------------------------------------------------------------------------
                                    ------------------------------------------------------------------------
                                    Charge for a Representative          The cost of insurance rate is $0.08
                                    Policy Owner (a 45 year old non-     per month per $1,000 of the net
                                    smoking male) (rating classification amount at risk.
                                    is for short form underwriting)
------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                  Charges Other Than Those of the Portfolios
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                         When Charge is
         Charge             Deducted                                Amount Deducted
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Cost of Insurance -         Monthly     Minimum and Maximum Charges         The possible range of the cost of
Optional FTIO Rider                                                         insurance is from $0.00 to $83.33
(Flexible Term                                                              per month per $1,000 of the net
Insurance Option)/1/                                                        amount at risk.
                                        -----------------------------------------------------------------------
                                        Charge for a Representative         The cost of insurance rate is $0.38
                                        Policy Owner (a 45 year old non-    per month per $1,000 of the net
                                        smoking male) rating classification amount at risk.
                                        is for short form underwriting)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Mortality and Expense       Monthly     0.50% annually/2/
Risk Charge
                                        -----------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Administration Charge       Monthly     $12 per Policy Month
                                        -----------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Loan Interest Rate (Net)    Annually    0.75%/3/
---------------------------------------------------------------------------------------------------------------

1 The cost of insurance varies based on individual characteristics and the charges shown in the table may not be representative of the charge a particular policy owner will pay. A policy owner may obtain additional information regarding cost of insurance charge by contacting the Company. The election (or failure to elect) the optional FTIO rider will impact the total cost of insurance charges.

2  Currently the Company is charging the following rates:

                            ------------------------
                            Policy Years Annual Rate
                            ------------------------
                            ------------------------
                                1-10     0.45%
                            ------------------------
                            ------------------------
                                11+      0.20%
                            ------------------------

3 The Loan Interest Rate (Net) is equal to the rate of interest charged on the policy loan less the interest credited to the Loan Account. Currently this rate is 0.75% for Policy Years 1-10 and 0.25% for Policy Years 11 and higher. The maximum loan rate is 4%.

   The next table describes the minimum and maximum annual operating expenses of the portfolios that you will pay during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios, as a percentage of the portfolio's average net assets for 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolio.

                                  Annual Operating Expense of the Portfolios
                              (Expenses that are Deducted from Portfolio Assets)
--------------------------------------------------------------------------------------------------------------
                                                                                               Minimum Maximum
--------------------------------------------------------------------------------------------------------------
Expenses that are deducted from the portfolio assets, including advisory fees, Rule 12b-1 fees
 and other expenses                                                                             0.50%.  1.53%.

   The next table describes fees and expenses for each of the portfolios, as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolio.

Portfolio Annual Expenses

    -----------------------------------------------------------------------
                         Management                            Total Annual
         Portfolios         Fees     12b-1 Fees Other Expenses   Expenses
    -----------------------------------------------------------------------
    Science & Technology    1.05%/A/    0.05%        0.07%         1.17%
    -----------------------------------------------------------------------
    Pacific Rim             0.80%       0.05%        0.24%         1.09%
    -----------------------------------------------------------------------
    Health Sciences         1.05%/A/    0.05%        0.12%         1.22%
    -----------------------------------------------------------------------

------------------------------------------------------------------------------------
                                  Management                            Total Annual
        Trust Portfolios             Fees     12b-1 Fees Other Expenses   Expenses
------------------------------------------------------------------------------------
Emerging Growth                      0.80%       0.05%        0.08%         0.93%
------------------------------------------------------------------------------------
Emerging Small Company               0.97%       0.05%        0.07%         1.09%
------------------------------------------------------------------------------------
Small Cap/B/                         0.85%       0.05%        0.03%         0.93%
------------------------------------------------------------------------------------
Small Cap Index                      0.49%       0.05%        0.04%         0.58%
------------------------------------------------------------------------------------
Dynamic Growth                       0.95%       0.05%        0.07%         1.07%
------------------------------------------------------------------------------------
Mid Cap Stock                        0.84%       0.05%        0.08%         0.97%
------------------------------------------------------------------------------------
Natural Resources                    1.00%       0.05%        0.07%         1.12%
------------------------------------------------------------------------------------
All Cap Growth                       0.85%       0.05%        0.06%         0.96%
------------------------------------------------------------------------------------
Strategic Opportunities              0.80%       0.05%        0.08%         0.93%
------------------------------------------------------------------------------------
Financial Services                   0.82%/C/    0.05%        0.09%         0.96%
------------------------------------------------------------------------------------
International Opportunities          0.90%       0.05%        0.06%         1.01%
------------------------------------------------------------------------------------
International Small Cap              0.92%       0.05%        0.21%         1.18%
------------------------------------------------------------------------------------
International Equity Index A/B/D/    0.54%       0.05%        0.09%         0.68%
------------------------------------------------------------------------------------
American International/E/            0.52%       0.60%        0.08%         1.20%
------------------------------------------------------------------------------------
International Value                  0.82%/F/    0.05%        0.19%         1.06%
------------------------------------------------------------------------------------
International Core                   0.89%       0.05%        0.07%         1.01%
------------------------------------------------------------------------------------
Quantitative Mid Cap                 0.74%       0.05%        0.10%         0.89%
------------------------------------------------------------------------------------
Mid Cap Index                        0.49%       0.05%        0.04%         0.58%
------------------------------------------------------------------------------------
Mid Cap Core                         0.87%       0.05%        0.08%         1.00%
------------------------------------------------------------------------------------
Global                               0.82%/F/    0.05%        0.16%         1.03%
------------------------------------------------------------------------------------
Capital Appreciation                 0.81%       0.05%        0.05%         0.91%
------------------------------------------------------------------------------------
American Growth/E/                   0.33%       0.60%        0.04%         0.97%
------------------------------------------------------------------------------------
U.S. Global Leaders Growth           0.70%       0.05%        0.06%         0.81%
------------------------------------------------------------------------------------
Quantitative All Cap                 0.71%       0.05%        0.06%         0.82%
------------------------------------------------------------------------------------
All Cap Core                         0.80%       0.05%        0.07%         0.92%
------------------------------------------------------------------------------------
Total Stock Market Index             0.49%       0.05%        0.04%         0.58%
------------------------------------------------------------------------------------
Blue Chip Growth                     0.81%/A/    0.05%        0.07%         0.93%
------------------------------------------------------------------------------------
U.S. Large Cap                       0.83%       0.05%        0.06%         0.94%
------------------------------------------------------------------------------------
Core Equity                          0.79%       0.05%        0.06%         0.90%
------------------------------------------------------------------------------------
Strategic Value                      0.85%       0.05%        0.08%         0.98%
------------------------------------------------------------------------------------
Large Cap Value                      0.84%       0.05%        0.08%         0.97%
------------------------------------------------------------------------------------
Classic Value                        0.80%       0.05%        0.24%         1.09%
------------------------------------------------------------------------------------
Utilities                            0.85%       0.05%        0.19%         1.09%
------------------------------------------------------------------------------------
Real Estate Securities               0.70%       0.05%        0.06%         0.81%
------------------------------------------------------------------------------------
Small Cap Opportunities              0.99%       0.05%        0.08%         1.12%
------------------------------------------------------------------------------------
Small Company Value/D/               1.03%/A/    0.05%        0.05%         1.13%
------------------------------------------------------------------------------------
Special Value                        1.00%       0.05%        0.21%         1.26%
------------------------------------------------------------------------------------
Mid Cap Value                        0.85%       0.05%        0.05%         0.95%
------------------------------------------------------------------------------------
Value                                0.74%       0.05%        0.06%         0.85%
------------------------------------------------------------------------------------
All Cap Value                        0.83%       0.05%        0.07%         0.95%
------------------------------------------------------------------------------------
500 Index                            0.46%       0.05%        0.05%         0.56%
------------------------------------------------------------------------------------
500 Index B/B/D/H/                   0.47%        N/A         0.03%         0.50%
------------------------------------------------------------------------------------
Fundamental Value                    0.77%/C/    0.05%        0.05%         0.87%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                        Management                            Total Annual
           Trust Portfolios                Fees     12b-1 Fees Other Expenses   Expenses
------------------------------------------------------------------------------------------
U.S. Core                                  0.76%       0.05%        0.05%         0.86%
------------------------------------------------------------------------------------------
Large Cap/B/                               0.84%       0.05%        0.05%         0.94%
------------------------------------------------------------------------------------------
Quantitative Value                         0.70%       0.05%        0.06%         0.81%
------------------------------------------------------------------------------------------
American Growth-Income/E/                  0.28%       0.60%        0.05%         0.93%
------------------------------------------------------------------------------------------
Equity-Income                              0.81%/A/    0.05%        0.05%         0.91%
------------------------------------------------------------------------------------------
American Blue Chip Income and Growth/E/    0.44%       0.60%        0.04%         1.08%
------------------------------------------------------------------------------------------
Income & Value                             0.79%       0.05%        0.08%         0.92%
------------------------------------------------------------------------------------------
PIMCO VIT All Asset                        0.20%       0.25%        1.08%/F/      1.53%
------------------------------------------------------------------------------------------
Global Allocation                          0.85%       0.05%        0.19%         1.09%
------------------------------------------------------------------------------------------
High Yield                                 0.66%       0.05%        0.07%         0.78%
------------------------------------------------------------------------------------------
U.S. High Yield Bond/B/D//                 0.74%       0.05%        0.21%         1.00%
------------------------------------------------------------------------------------------
Strategic Bond                             0.67%       0.05%        0.08%         0.80%
------------------------------------------------------------------------------------------
Strategic Income                           0.73%       0.05%        0.30%         1.08%
------------------------------------------------------------------------------------------
Global Bond                                0.70%       0.05%        0.12%         0.87%
------------------------------------------------------------------------------------------
Investment Quality Bond                    0.60%       0.05%        0.09%         0.74%
------------------------------------------------------------------------------------------
Total Return                               0.70%       0.05%        0.07%         0.82%
------------------------------------------------------------------------------------------
American Bond/E/                           0.43%       0.60%        0.04%         1.07%
------------------------------------------------------------------------------------------
Real Return Bond                           0.70%       0.05%        0.07%         0.82%
------------------------------------------------------------------------------------------
Core Bond/B/                               0.67%       0.05%        0.07%         0.79%
------------------------------------------------------------------------------------------
Active Bond/B/                             0.60%       0.05%        0.07%         0.72%
------------------------------------------------------------------------------------------
U.S. Government Securities                 0.59%       0.05%        0.07%         0.71%
------------------------------------------------------------------------------------------
Money Market/B/D/                          0.49%        N/A         0.04%         0.53%
------------------------------------------------------------------------------------------
Lifestyle Aggressive                       0.05%       0.05%        0.95%/G/      1.05%
------------------------------------------------------------------------------------------
Lifestyle Growth                           0.05%       0.05%        0.89%/G/      0.99%
------------------------------------------------------------------------------------------
Lifestyle Balanced                         0.05%       0.05%        0.86%/G/      0.96%
------------------------------------------------------------------------------------------
Lifestyle Moderate                         0.05%       0.05%        0.81%/G/      0.91%
------------------------------------------------------------------------------------------
Lifestyle Conservative                     0.05%       0.05%        0.78%/G/      0.88%
------------------------------------------------------------------------------------------

A The adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, and Small Company Value portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

   The percentage fee reduction is as follows:

          ------------------------------------------------------------
          Combined Average Daily Net Assets of the
                     T. Rowe Portfolios               Fee Reduction
          ------------------------------------------------------------
          ------------------------------------------------------------
                                                   (As a Percentage of
                                                   the Management Fee)
          ------------------------------------------------------------
                     First $750 million                   0.00%
          ------------------------------------------------------------
                     Over $750 million                     5.0%
          ------------------------------------------------------------

   Effective November 1, 2006, the percentage reduction will be as follows:

          ------------------------------------------------------------
          Combined Average Daily Net Assets of the
                     T. Rowe Portfolios               Fee Reduction
          ------------------------------------------------------------
          ------------------------------------------------------------
                                                   (As a Percentage of
                                                   the Management Fee)
          ------------------------------------------------------------
                  First $750 million                      0.00%
          ------------------------------------------------------------
                  Next $750 million                        5.0%
          ------------------------------------------------------------
                  Excess over $1.5 billion                 7.5%
          ------------------------------------------------------------

   This voluntary fee waiver may be terminated at any time by the adviser.

B  Commenced operations April 29, 2005

C For the period prior to October 14, 2005, the adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value portfolios to the amounts shown below as a percentage of average annual net assets.

            --------------------------------------------------------
                                             Between
                                           $50 million
                                  First        and      Excess Over
                Portfolio      $50 million $500 million $500 million
            --------------------------------------------------------
            Financial Services    0.85%        0.80%        0.75%
            --------------------------------------------------------
            Fundamental Value     0.85%        0.80%        0.75%
            --------------------------------------------------------

   Effective October 14, 2005, the advisory fees for the Financial Services and the Fundamental Value portfolios were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

   If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the management fees for these portfolios would have been as follows:

                            ------------------------
                            Financial Services 0.82%
                            ------------------------
                            ------------------------
                            Fundamental Value  0.77%
                            ------------------------

D  Based on estimates for the current fiscal year.

E Reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios, and during the year ended December 31, 2005, Capital Research Management Company (the adviser to the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios) voluntarily reduced investment advisory fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected, the management fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47% and Total Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%.

F "Other Expenses" for the PIMCO All Asset portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds' expenses (0.63%) are estimated based upon an allocation of the portfolio's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the portfolio's current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

G Each of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, the American International, the American Blue Chip Income and Growth, the American Bond, and the American Growth-Income portfolios (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50 % to 1.53%.

H The adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund's "Annual Operating Expenses". A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund's business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock USA or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the Management Fee shown for the 500 Index Trust B would be 0.22% and the Total Annual Expenses would be 0.25%.

            TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

   When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

   The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

   The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds," which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

   The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

   The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

   The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

   The portfolios available under the policies are as follows:

----------------------------------------------------------------------------------------------------------------------
Portfolio              Portfolio Manager              Investment Description
----------------------------------------------------------------------------------------------------------------------
Science & Technology   T. Rowe Price Associates, Inc. Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of
                                                      companies expected to benefit from the development,
                                                      advancement, and use of science and technology. Current
                                                      income is incidental to the portfolio's objective.
----------------------------------------------------------------------------------------------------------------------
Pacific Rim            MFC Global Investment          Seeks long-term growth of capital by investing in a diversified
                       Management (U.S.A.) Limited    portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.
----------------------------------------------------------------------------------------------------------------------
Health Sciences        T. Rowe Price Associates, Inc. Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of
                                                      companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.
----------------------------------------------------------------------------------------------------------------------
Emerging Growth        MFC Global Investment          Seeks superior long-term rates of return through capital
                       Management (U.S.A.) Limited    appreciation by investing, under normal circumstances,
                                                      primarily in high quality securities and convertible instruments of small-cap U.S. companies.
----------------------------------------------------------------------------------------------------------------------
Emerging Small Company Franklin Advisers, Inc.        Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that
                                                      approximately match the range of capitalization of the Russell
                                                      2000 Growth Index* at the time of purchase.
----------------------------------------------------------------------------------------------------------------------
Small Cap              Independence Investment LLC    Seeks maximum capital appreciation consistent with reasonable risk to principal by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under $2 billion.
----------------------------------------------------------------------------------------------------------------------
Small Cap Index        MFC Global Investment          Seeks to approximate the aggregate total return of a small cap
                       Management (U.S.A.) Limited    U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*
----------------------------------------------------------------------------------------------------------------------
Dynamic Growth         Deutsche Asset Management Inc. Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.
----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Portfolio                    Portfolio Manager              Investment Description
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock                Wellington Management          Seeks long-term growth of capital by investing primarily in
                             Company, LLP                   equity securities of mid-size companies with significant capital appreciation potential.
------------------------------------------------------------------------------------------------------------------------------
Natural Resources            Wellington Management          Seeks long-term total return by investing, under normal market
                             Company, LLP                   conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.
------------------------------------------------------------------------------------------------------------------------------
All Cap Growth               AIM Capital Management, Inc.   Seeks long-term capital appreciation by investing the portfolio's assets, under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.
------------------------------------------------------------------------------------------------------------------------------
Strategic Opportunities      Fidelity Management & Research Seeks growth of capital by investing primarily in common
                             Company                        stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.
------------------------------------------------------------------------------------------------------------------------------
Financial Services           Davis Advisors                 Seeks growth of capital by investing primarily in common
                                                            stocks of financial companies. During normal market
                                                            conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is
                                                            "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
------------------------------------------------------------------------------------------------------------------------------
International Opportunities  Marisco Capital Management,    Seeks long-term growth of capital by investing, under normal
                             LLC                            market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the U.S. The portfolio may invest in common stocks of companies operating in emerging markets.
------------------------------------------------------------------------------------------------------------------------------
International Small Cap      Templeton Investment Counsel,  Seeks capital appreciation by investing primarily in the
                             Inc.                           common stock of companies located outside the U.S. which
                                                            have total stock market capitalization or annual revenues of
                                                            $1.5 billion or less.
------------------------------------------------------------------------------------------------------------------------------
International Equity Index A SSgA Funds Management, Inc.    Seeks to track the performance of broad-based equity indices of foreign companies in developed and emerging markets by
                                                            attempting to track the performance of the MSCI All Country
                                                            World ex-US Index*. (Series I shares are available for sale to contracts purchased prior to May 13, 2002; Series II shares are available for sale to contracts purchased on or after May 13,
                                                            2002.)
------------------------------------------------------------------------------------------------------------------------------
American International       Capital Research Management    Invests all of its assets in Class 2 shares of the International
                             Company                        Fund, a series of American Fund Insurance Series. The
                                                            International Fund invests primarily in common stocks of
                                                            companies located outside the United States.
------------------------------------------------------------------------------------------------------------------------------
International Value          Templeton Investment Counsel,  Seeks long-term growth of capital by investing, under normal
                             Inc.                           market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.
------------------------------------------------------------------------------------------------------------------------------
International Core           Grantham, Mayo, Van Otterloo & Seeks to outperform the MSCI EAFA Index* by investing
                             Co. LLC                        typically in a diversified portfolio of equity investments from developed markets other than the U.S.
------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap         MFC Global Investment          Seeks long-term growth of capital by investing, under normal
                             Management (U.S.A.) Limited    market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager                Investment Description
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index              MFC Global Investment            Seeks to approximate the aggregate total return of a mid-cap
                           Management (U.S.A.) Limited      U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core               AIM Capital Management, Inc.     Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization
                                                            companies.
-------------------------------------------------------------------------------------------------------------------------------
Global                     Templeton Global Advisors        Seeks long-term capital appreciation by investing, under normal
                           Limited                          market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation       Jennison Associates LLC          Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed
                                                            $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These
                                                            companies are generally medium-to-large capitalization
                                                            companies.
-------------------------------------------------------------------------------------------------------------------------------
American Growth            Capital Research Management      Invests all of its assets in Class 2 shares of the Growth Fund, a
                           Company                          series of American Fund Insurance Series. The Growth Fund
                                                            invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
-------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Sustainable Growth Advisers,     Seeks long-term growth of capital by investing, under normal
                           L.P.                             market conditions, primarily in common stocks of "U.S. Global
                                                            Leaders."
-------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap       MFC Global Investment            Seeks long-term growth of capital by investing, under normal
                           Management (U.S.A.) Limited      circumstances, primarily in equity securities of U.S. companies.
                                                            The portfolio will generally focus on equity securities of U.S.
                                                            companies across the three market capitalization ranges of large, mid and small.
-------------------------------------------------------------------------------------------------------------------------------
All Cap Core               Deutsche Asset Management Inc.   Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the
                                                            Russell 3000 Index*.
-------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index   MFC Global Investment            Seeks to approximate the aggregate total return of a broad U.S.
                           Management (U.S.A.) Limited      domestic equity market index by attempting to track the
                                                            performance of the Wilshire 5000 Equity Index*.
-------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth           T. Rowe Price Associates, Inc.   Seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market
                                                            conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth
                                                            companies. Many of the stocks in the portfolio are expected to pay dividends.
-------------------------------------------------------------------------------------------------------------------------------
U.S. Large Cap             Capital Guardian Trust Company   Seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.
-------------------------------------------------------------------------------------------------------------------------------
Core Equity                Legg Mason Funds Management,     Seeks long-term capital growth by investing, under normal
                           Inc.                             market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth. The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value.
-------------------------------------------------------------------------------------------------------------------------------
Strategic Value            Massachusetts Financial Services Seeks capital appreciation by investing, under normal market
                           Company                          conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term
                                                            potential.
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager                Investment Description
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Value            Mercury Advisors                 Seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.
--------------------------------------------------------------------------------------------------------------------------------
Classic Value              Pzena Investment Management,     Seeks long-term growth of capital by investing, under normal
                           LLC                              market conditions, at least 80% of its net assets in domestic equity securities.
--------------------------------------------------------------------------------------------------------------------------------
Utilities                  Massachusetts Financial Services Seeks capital growth and current income (income above that
                           Company                          available from a portfolio invested entirely in equity securities)
                                                            by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities     Deutsche Asset Management Inc.   Seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market
                                                            conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate
                                                            investment trusts ("REITS") and real estate companies.
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities    Munder Capital Management        Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index*.
--------------------------------------------------------------------------------------------------------------------------------
Small Company Value        T. Rowe Price Associates, Inc.   Seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets
                                                            (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index*
                                                            at the time of purchase.
--------------------------------------------------------------------------------------------------------------------------------
Special Value              Salomon Brothers Asset           Seeks long-term capital growth by investing, under normal
(only Series II available) Management Inc.                  circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market
                                                            capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value
                                                            Index*.
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value              Lord, Abbett & Co                Seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in mid-sized companies, with market capitalization of roughly $500 million to $10
                                                            billion.
--------------------------------------------------------------------------------------------------------------------------------
Value                      Van Kampen                       Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index*.
--------------------------------------------------------------------------------------------------------------------------------
All Cap Value              Lord, Abbett & Co                Seeks capital appreciation by investing in equity securities of
                                                            U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.
--------------------------------------------------------------------------------------------------------------------------------
500 Index                  MFC Global Investment            Seeks to approximate the aggregate total return of a broad U.S.
                           Management (U.S.A.) Limited      domestic equity market index by attempting to track the
                                                            performance of the S&P 500 Composite Stock Price Index*.
--------------------------------------------------------------------------------------------------------------------------------
500 Index B                MFC Global Investment            Seeks to approximate the aggregate total return of a broad U.S.
                           Management (U.S.A.) Limited      domestic equity market index investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that MFC Global (U.S.A.)
                                                            believes as a group will behave in a manner similar to the index.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Portfolio                       Portfolio Manager              Investment Description
--------------------------------------------------------------------------------------------------------------------------------
Fundamental Value               Davis Advisors                 Seeks growth of capital by investing, under normal market
                                                               conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S.
                                                               companies with smaller capitalizations.
--------------------------------------------------------------------------------------------------------------------------------
U.S. Core                       Grantham, Mayo, Van Otterloo & Seeks long-term growth of capital and income, consistent with
                                Co. LLC                        prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the
                                                               subadviser believes are of high quality.
--------------------------------------------------------------------------------------------------------------------------------
Large Cap                       UBS Global Asset Management    Seeks to maximize total return, consisting of capital
                                                               appreciation and current income by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S.
                                                               large capitalization companies.
--------------------------------------------------------------------------------------------------------------------------------
Quantitative Value              MFC Global Investment          Seeks long-term capital appreciation by investing primarily in
                                Management (U.S.A.) Limited    large-cap U.S. securities with the potential for long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
American Growth-Income          Capital Research Management    Invests all of its assets in Class 2 shares of the Growth-Income
                                Company                        Fund, a series of American Fund Insurance Series. The Growth-
                                                               Income Fund invests primarily in common stocks or other
                                                               securities which demonstrate the potential for appreciation and/
                                                               or dividends.
--------------------------------------------------------------------------------------------------------------------------------
Equity-Income                   T. Rowe Price Associates, Inc. Seeks to provide substantial dividend income and also long-
                                                               term capital appreciation by investing primarily in dividend-
                                                               paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
American Blue Chip Income       Capital Research Management    Invests all of its assets in Class 2 shares of the Blue Chip
and Growth                      Company                        Income and Growth Fund, a series of American Fund Insurance
                                                               Series. The Blue Chip Income and Growth Fund invests
                                                               primarily in common stocks of larger, more established
                                                               companies based in the U.S. with market capitalizations of $4 billion and above.
--------------------------------------------------------------------------------------------------------------------------------
Income & Value                  Capital Guardian Trust Company Seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio   Pacific Investment Management  The portfolio invests primarily in a diversified mix of: (a)
(a series of the PIMCO Variable Company                        common stocks of large and mid sized U.S. companies, and (b)
Insurance Trust) (only Class M                                 bonds with an overall intermediate term average maturity.
is available for sale)
--------------------------------------------------------------------------------------------------------------------------------
Global Allocation               UBS Global Asset Management    Seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.
--------------------------------------------------------------------------------------------------------------------------------
High Yield                      Salomon Brothers Asset         Seeks to realize an above-average total return over a market
                                Management Inc.                cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.
--------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond            Wells Fargo Fund Management,   Seeks total return with a high level of current income by
                                LLC                            investing, under normal market conditions, primarily in below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy preferred and other
                                                               convertible securities and bank loans.
--------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Portfolio                  Portfolio Manager              Investment Description
----------------------------------------------------------------------------------------------------------------------------
Strategic Bond             Salomon Brothers Asset         Seeks a high level of total return consistent with preservation of
                           Management Inc.                capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to
                                                          achievement of the portfolio's investment objective.
----------------------------------------------------------------------------------------------------------------------------
Strategic Income           Sovereign Asset Management,    Seeks a high level of current income by investing, under normal
                           LLC, LLC                       market conditions, primarily in foreign government and
                                                          corporate debt securities from developed and emerging markets;
                                                          U.S. Government and agency securities; and U.S. high yield bonds.
----------------------------------------------------------------------------------------------------------------------------
Global Bond                Pacific Investment Management  Seeks to realize maximum total return, consistent with
                           Company                        preservation of capital and prudent investment management, by investing the portfolio's assets primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.
----------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond    Wellington Management          Seeks a high level of current income consistent with the
                           Company, LLP                   maintenance of principal and liquidity, by investing in a
                                                          diversified portfolio of investment grade bonds. Investments will tend to focus on corporate bonds and U.S. Government
                                                          bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.
----------------------------------------------------------------------------------------------------------------------------
Total Return               Pacific Investment Management  Seeks to realize maximum total return, consistent with
                           Company                        preservation of capital and prudent investment management, by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three-to six-year time frame based on the subadviser's forecast for interest rates.
----------------------------------------------------------------------------------------------------------------------------
American Bond              Capital Research Management Co Seeks to maximize current income and preserve capital.
                           LLC
----------------------------------------------------------------------------------------------------------------------------
Real Return Bond           Pacific Investment Management  Seeks maximum return, consistent with preservation of capital
                           Company                        and prudent investment management, by investing, under
                                                          normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S.
                                                          and non-U.S. governments and by corporations.
----------------------------------------------------------------------------------------------------------------------------
Core Bond                  Wells Fargo Fund Management,   Seeks total return consisting of income and capital appreciation
                           LLC                            by investing, under normal market conditions, in a broad range of investment-grade debt securities. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities.
                                                          Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.
----------------------------------------------------------------------------------------------------------------------------
Active Bond                Declaration Management &       Seeks income and capital appreciation by investing at least 80%
                           Research LLC Sovereign Asset   of its assets in a diversified mix of debt securities and
                           Management, LLC                instruments.
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Salomon Brothers Asset         Seeks a high level of current income consistent with
                           Management Inc.                preservation of capital and maintenance of liquidity, by
                                                          investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Portfolio              Portfolio Manager              Investment Description
-------------------------------------------------------------------------------------------------------------------------
Money Market           MFC Global Investment          Seeks maximum current income consistent with preservation of
                       Management (U.S.A.) Limited    principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S. entities.
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive   MFC Global Investment          Seeks to provide long-term growth of capital (current income is
                       Management (U.S.A.) Limited    not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in
                       Deutsche Asset Management Inc. equity securities.
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Growth       MFC Global Investment          Seeks to provide long-term growth of capital with consideration
                       Management (U.S.A.) Limited    also given to current income by investing approximately 20% of the Lifestyle Trust's assets in other portfolios of the Trust which
                       Deutsche Asset Management Inc. invest primarily in fixed income securities and approximately
                                                      80% of its assets in other portfolios of the Trust which invest primarily in equity securities.
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced     MFC Global Investment          Seeks to provide a balance between a high level of current
                       Management (U.S.A.) Limited    income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle
                       Deutsche Asset Management Inc. Trust's assets in other portfolios of the Trust which invest primarily in fixed income securities and approximately 60% of its assets in other portfolios of the Trust which invest primarily in equity securities.
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate     MFC Global Investment          Seeks to provide a balance between a high level of current
                       Management (U.S.A.) Limited    income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle
                       Deutsche Asset Management Inc. Trust's assets in other portfolios of the Trust which invest primarily in fixed income securities and approximately 40% of its assets in other portfolios of the Trust which invest primarily in equity securities.
-------------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative MFC Global Investment          Seeks to provide a high level of current income with some
                       Management (U.S.A.) Limited    consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in other
                       Deutsche Asset Management Inc. portfolios of the Trust which invest primarily in fixed income securities and approximately 20% of its assets in other
                                                      portfolios of the Trust which invest primarily in equity
                                                      securities.
-------------------------------------------------------------------------------------------------------------------------

* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

       The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of December 31, 2005, set out below:

     Russell 2000 Growth Index           --  $26 million to $4.4 billion
     Russell 2000 Index                  --  $105 million to $4.4 billion
     Russell 3000 Index                  --  $26 million to $370 billion
     Russell 2000 Value Index            --  $41 million to $3.5 billion
     Russell Midcap Value Index          --  $582 million to $18.2 billion
     Wilshire 5000 Equity Index          --  $1 million to $370 billion
     MSCI All Country Worldex US Index   --  $419 million to $219.5 billion
     MSCI EAFA Index                     --  $419 million to $219.5 billion
     S&P Mid Cap 400 Index               --  $423 million to $14.6 billion
     S&P 500 Composite Stock Price Index --  $768 million to $370 billion

                                POLICY SUMMARY

General

   The policy is a flexible premium variable universal life insurance policy. This summary provides a general description of the important features of the policy. It is not comprehensive and is qualified in its entirety by the more detailed information contained in this prospectus. Unless otherwise stated or implied by the context, the discussions in this prospectus assume that the policy is not in default, that there is no outstanding Policy Debt and the death benefit is not determined by the Minimum Death Benefit Percentage. Your policy's provisions may vary in some states and the terms of the policy, and any endorsements or riders, supersede the disclosure in this prospectus.

Death Benefits

   The policy provides a death benefit in the event of the death of the Life Insured while the policy is in force. The basic death benefit amount is the Face Amount, which is provided for the lifetime of the Life Insured with no maturity or expiration date. There may be other amounts added to the death benefit as described below.

   Flexible Term Insurance Option. You may add a Flexible Term Insurance Option rider (the "FTIO Rider") to the policy to provide additional term life insurance coverage on the Life Insured. Cost of insurance rates are less than or equal to those of the policy and no sales charge will apply. However, unlike the Face Amount of the policy, the FTIO Rider will terminate at the Life Insured's Attained Age 100. The FTIO Rider also offers the flexibility to schedule varying death benefit amounts on future dates (the "Scheduled Death Benefits").

   Death Benefit Options. There are two death benefit options. Option 1 provides a death benefit equal to the Face Amount of the policy or the Scheduled Death Benefits of the FTIO Rider or, if greater, the Minimum Death Benefit. Option 2 provides a death benefit equal to the Face Amount or the Scheduled Death Benefits, plus the Policy Value or, if greater, the Minimum Death Benefit. You may change the death benefit option and increase or decrease the Face Amount and Scheduled Death Benefits.

   Age 100 Advantage. If the Life Insured is alive on the Policy Anniversary when the Life Insured reaches Attained Age 100, the policy will continue in force subject to the following unless the policy owner chooses to surrender the policy for its Net Cash Surrender Value:

  . the policy will be continued until the earlier of the death of the Life Insured or the date the policy owner surrenders the policy;

  . no additional premium payments will be accepted although loan repayments will be accepted;

  . no additional charges or deductions (described under "Charges and Deductions") will be assessed;

  .   interest on any Policy Debt will continue to accrue;

  . the policy owner may continue to transfer portions of the Policy Value among the Investment Accounts and the Fixed Accounts as described in this prospectus.

Premiums

   Premium payments may be made at any time prior to Attained Age 100 and in any amount, subject to certain limitations (see "Premium Payments -- Premium Limitations"). Net Premiums will be allocated to one or more of the Fixed Account and the sub-accounts of the Separate Account. You may change allocations and make transfers among the accounts subject to limitations described below.

Policy Value

   The Policy Value is the accumulation of premiums paid, less charges and deductions we take for expenses and cost of insurance, plus or minus the investment returns of the accounts to which the Policy Value has been allocated. You may obtain a portion of the Policy Value by taking a policy loan or a partial withdrawal or by full surrender of the policy.

Policy Loans

   You may borrow against the Net Cash Surrender Value of the policy. Loan interest will accrue daily and be payable in arrears on each Policy Anniversary. The Policy Debt will be deducted from amounts payable at the Life Insured's death or upon surrender of the policy.

Surrender and Partial Withdrawals

   You may make a partial withdrawal of the Policy Value. It may result in a decrease in the Face Amount and Scheduled Death Benefits. You may surrender the policy for its Net Cash Surrender Value at any time.

Lapse and Reinstatement

   Your policy will lapse and terminate without value when the Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without an adequate premium payment from you. You may reinstate a lapsed policy within five years following lapse if the policy was not surrendered for its Net Cash Surrender Value. Evidence of insurability is required, along with a premium payment described under "Lapse and Reinstatement--Reinstatement."

   The policy differs in two important ways from conventional life insurance policies. First, failure to make planned premium payments will not in itself cause the policy to lapse. Second, a policy can lapse even if planned premiums have been paid.

Charges and Deductions

   We assess certain charges and deductions in connection with the policy. These include: (i) charges in the form of monthly deductions for the cost of insurance and administrative expenses, (ii) charges assessed daily against amounts in the Investment Account and (iii) charges deducted from premiums paid. These charges are summarized in the Fee Tables.

   In addition, there are charges deducted from each portfolio. These charges are also summarized in the Fee Tables.

   Reduction in Charges and Enhancement of Surrender Values: The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a case. The size or nature of the case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. We may change the nature and amount of reductions and enhancements available from time to time. They will be determined in a way that is not unfairly discriminatory to policy owners.

Investment Options and Investment Subadvisers

   You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the portfolios described in the Table of Investment Options and Investment Subadvisers.

   The Table of Investment Options and Investment Subadvisers describes the portfolios and shows the subadvisers that provide investment subadvisory services.

   Allocating Net Premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating Net Premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities, and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

Investment Management Fees and Expenses

   Each sub-account of the Separate Account purchases shares of one of the portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the portfolios. The fees and expenses for each portfolio are described in the Fee Tables and in the portfolio prospectuses.

 GENERAL INFORMATION ABOUT JOHN HANCOCK USA, RATINGS AND THE SEPARATE ACCOUNT

Description of John Hancock USA

   John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") is a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company.

Ratings

   We have received the following ratings from independent rating agencies:

   A++ A.M. Best

   Superior companies have a very strong ability to meet their obligations; 1st category of 16

   AA+ Fitch Ratings

   Very strong capacity to meet policyholder and contract obligations; 2nd category of 24

   AA+ Standard & Poor's

   Very strong financial security characteristics; 2nd category of 21

   Aa2 Moody's

   Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of our ability to honor any guarantees provided by the policy and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio. These ratings do not apply to the safety and performance of the Separate Account.

Description of Separate Account N

   The investment accounts shown on page 1 are in fact sub-accounts of Separate Account N (the "Separate Account"), a separate account operated by us under Michigan law.

   The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. A unit investment trust is a type of investment company that invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of John Hancock USA.

   The Separate Account's assets are our property. Each policy provides that amounts we hold in the Separate Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can't be used to pay any indebtedness of John Hancock USA other than those arising out of policies that use the Separate Account. However, the obligations under the policies are corporate obligations of the Company.

   New sub-accounts may be added and made available to policy owners from time to time. Existing sub-accounts may be modified or deleted at any time.

                               ISSUING A POLICY

Use of the Policy

   The policy is designed to provide employers or other organizations with life insurance coverage on employees or other individuals in whose lives they have an insurable interest. The policy may be owned by an individual or a corporation, trust, association, or similar entity. The policy may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation liabilities or death benefit liabilities of executive retirement plans, or as a source for funding cash flow obligations under such plans.

Requirements

   To purchase a policy, you must submit a completed application. Your policy will not be issued until the underwriting process is completed to our satisfaction.

   With our prior approval, the policy may be issued on a basis that does not distinguish between the Life Insured's sex and/or smoking status. A policy will only be issued on the lives of insureds from Issue Ages 20 through 80.

   Each policy has a Policy Date, an Effective Date and an Issue Date (see "Definitions" in Appendix A). The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Policy Date is also the effective date of the initial Coverage Amount. The Policy Date is the same date as the Effective Date unless the policy is backdated (see "Backdating a Policy"). The Effective Date is the date we become obligated under the policy and when the first monthly deductions are taken. It is the later of the date we approve issuance of the policy and the date we receive at least the Minimum Initial Premium. The Issue Date is the date from which the Suicide and Incontestability provisions of the policy are determined.

   If we approve issuance of a policy before we receive the Minimum Initial Premium then the Effective Date will be later than the Issue Date. The Minimum Initial Premium must be received by us within 60 days after the Issue Date and the Life Insured must be in good health on the Effective Date. If the Minimum Initial Premium is not paid or if the application is rejected, the policy will be canceled and any premiums paid will be returned to the applicant.

   Net Premiums received prior to the Effective Date will be credited with interest at the rate of return earned on amounts allocated to the Money Market portfolio. On the Effective Date, Net Premiums received plus any interest credited will be allocated to Investment Accounts and the Fixed Account according to your instructions, unless first allocated to the Money Market portfolio for the duration of the right to examine period (see "Right to Examine the Policy").

   Minimum Face Amount and Scheduled Death Benefit. The minimum Face Amount is $50,000 unless the FTIO Rider is added to the policy. With an FTIO Rider, the minimum Face Amount is $25,000 and the minimum Scheduled Death Benefit is $50,000.

   Backdating a Policy. You may request that we backdate the policy by assigning a Policy Date earlier than the date the application is signed. We will not backdate the policy to a date earlier than that allowed by state law, which is generally three months to one year prior to the date of application for the policy. Monthly deductions will be made for the period the Policy Date is backdated.

Temporary Insurance Agreement

   Temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement, subject to our underwriting practices. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. It is issued on a conditional receipt basis, which means that benefits would only be paid if the Life Insured met our usual and customary underwriting standards for the coverage applied for.

Underwriting

   The policies are offered on three underwriting classes that require different types and amounts of information from the applicant and prospective Life Insured. Current cost of insurance charges in early Policy Years will vary by the type of underwriting, and charges will generally be lower where underwriting information is more extensive. Under any of the underwriting bases, the acceptance of an application is subject to our underwriting rules and we may request additional information or reject an application for any reason.

   Short Form Underwriting. The proposed Life Insured must answer qualifying questions in the application but is not required to provide detailed medical history, submit records or undergo examinations or tests unless requested to do so by us. Availability of short form underwriting depends on characteristics of the case, such as the number of lives to be insured, the amounts of insurance and other factors, and it is generally available only up to Issue Age 65.

   Simplified Underwriting. The proposed Life Insured must satisfactorily answer certain health questions in the application and may be required to submit existing medical records, but requirements to undergo examinations and tests are minimized. Availability of simplified underwriting and the nature of the requirements will depend on characteristics of the case and the proposed lives to be insured.

   Regular (Medical) Underwriting. Where short form or simplified underwriting is unavailable we require satisfactory evidence of insurability under our regular underwriting guidelines for individual applicants. This may include medical exams and other information. A proposed Life Insured who fails to qualify for a standard risk classification may be eligible to be insured with an additional substandard rating.

Right to Examine the Policy

   You may return your policy for a refund within 10 days after you receive it. Some states provide a longer period of time for this right, which will be stated in the policy if applicable. The policy can be mailed or delivered to the Company agent who sold it to you or to our Service Office. Immediately upon such delivery or mailing, the policy shall be deemed void from the beginning. Within seven days after receipt of the returned policy at our Service Office we will refund an amount equal to the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy, plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans.

   Some state laws require the refund of premiums paid without adjustment for investment gains and losses of the Separate Account. In these states, all Net Premiums will be allocated to the Money Market portfolio during the Right to Examine period and the refund amount will be equal to all premiums received less any partial withdrawals and policy loans.

   If you request a Face Amount increase that results in new sales charge, you will have the same rights described above to cancel the increase. If canceled the Policy Value and sales charge will be recalculated to be as they would have been had the premiums not been paid.

   We reserve the right to delay the refund of any premium paid by check until the check has cleared.

   (Applicable to Residents of California Only)

   Residents of California, age 60 and greater, may return the policy for a refund at any time within 30 days after receiving it. The policy can be mailed or delivered to the Company's agent who sold it, or to our Service Office. If you cancel the policy during this 30 day period and your premiums were allocated to a Fixed Account or the Money Market portfolio, we will refund you the amount of all premiums paid. If your premiums were allocated to one or more of the Investment Accounts (other than the Money Market portfolio), we will refund you the value of amounts in the Investment Accounts and the Fixed Account on the date we receive the returned policy plus all charges deducted prior to that date, not including the fees and expenses of the portfolios, minus any partial withdrawals and policy loans. Your premiums will be placed in either (a) the Fixed Account, (b) the Money Market portfolio or (c) in one or more of the Investment Accounts, based upon your instructions. If no instructions are given, your premiums will be placed in the Money Market portfolio.

Life Insurance Qualification

   A policy must satisfy either of two tests to qualify as a life insurance contract as defined in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, you must choose either the Cash Value Accumulation Test ("CVA Test") or the Guideline Premium Test ("GP Test") and the test cannot be changed once the policy is issued.

   Cash Value Accumulation Test. The CVA Test requires the death benefit at any time to be at least a certain ratio of the Policy Value, based on prescribed calculations. The Minimum Death Benefit provision described below will ensure that the CVA Test is met. There is no restriction on the amount of premiums you may pay, but we will require you to provide satisfactory evidence of insurability before we accept an amount of premium that would increase the death benefit by more than the increase in Policy Value.

   Guideline Premium Test. The GP Test limits the amount of premiums you may pay into the policy, given its death benefit, based on prescribed calculations. In addition, the GP Test requires the death benefit at any time to be at least a prescribed ratio of the Policy Value. These prescribed multiples are generally lower than those calculated under the CVA Test. The Minimum Death Benefit provision described below will ensure that this second requirement is met.

   Changes to the policy or FTIO Rider, such as changes in Face Amount, Scheduled Death Benefit, death benefit option or partial withdrawals, may affect the premium limits under the GP Test. Some changes will reduce future premium limits and may cause premiums already paid to exceed the new limits and force you to make a partial withdrawal.

                                DEATH BENEFITS

   If the policy is in force at the time of the Life Insured's death we will pay an insurance benefit to the beneficiary. The policy may remain in force for the Life Insured's entire lifetime and there is no specified maturity or expiration date.

   Insurance benefits are only payable when we receive due proof of death at our Service Office, in the form of either a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other proof satisfactory to us.

   The amount of the insurance benefit payable will be the death benefit on the date of death, as described below, less any Policy Debt, accrued interest, and outstanding monthly deductions on the date of death. The insurance benefit will be paid in one lump sum unless another form of settlement is agreed to by the beneficiary and us. If the insurance benefit is paid in one sum, we will pay interest from the date of death to the date of payment. If the Life Insured should die after our receipt of a request for surrender, no insurance benefit will be payable, and we will pay only the Net Cash Surrender Value.

   Minimum Death Benefit. Both the CVA Test and the GP Test require the death benefit to be at least a prescribed ratio of the Policy Value at all times. The policy's Minimum Death Benefit ensures that these requirements are met by providing that the death benefit shall be at least equal to the Policy Value multiplied by the applicable Minimum Death Benefit Percentage for the Attained Age of the Life Insured. Tables of Minimum Death Benefit Percentages appear below.

Table of Minimum Death Benefit Percentages.

         -------------------------------------------------------------
             GP Test      CVA Test          GP Test      CVA Test
         -------------------------------------------------------------
         -------------------------------------------------------------
         Age Percent Male Female Unisex Age Percent Male Female Unisex
         -------------------------------------------------------------
         20   250%   644%  768%   665%  42   236%   319%  372%   328%
         21   250%   625%  743%   645%  43   229%   309%  361%   318%
         22   250%   607%  720%   626%  44   222%   299%  350%   308%
         23   250%   589%  697%   608%  45   215%   290%  339%   299%
         -------------------------------------------------------------

         --------------------------------------------------------------
             GP Test      CVA Test           GP Test      CVA Test
         --------------------------------------------------------------
         --------------------------------------------------------------
         Age Percent Male Female Unisex Age  Percent Male Female Unisex
         --------------------------------------------------------------
         24   250%   572%  674%   589%   46   209%   281%  329%   290%
         25   250%   554%  652%   571%   47   203%   273%  319%   281%
         26   250%   537%  631%   554%   48   197%   265%  309%   272%
         27   250%   520%  611%   536%   49   191%   257%  300%   264%
         28   250%   504%  591%   519%   50   185%   249%  291%   257%
         29   250%   488%  572%   502%   51   178%   242%  282%   249%
         30   250%   472%  553%   486%   52   171%   235%  274%   242%
         31   250%   457%  535%   470%   53   164%   228%  266%   235%
         32   250%   442%  517%   455%   54   157%   222%  258%   229%
         33   250%   428%  500%   440%   55   150%   216%  251%   222%
         34   250%   414%  484%   426%   56   146%   210%  244%   216%
         35   250%   400%  468%   412%   57   142%   205%  237%   210%
         36   250%   387%  453%   399%   58   138%   199%  230%   205%
         37   250%   375%  438%   386%   59   134%   194%  224%   199%
         38   250%   362%  424%   373%   60   130%   189%  218%   194%
         39   250%   351%  410%   361%   61   128%   184%  211%   189%
         40   250%   340%  397%   350%   62   126%   180%  206%   185%
         41   243%   329%  384%   339%   63   124%   175%  200%   180%
         64   122%   171%  194%   176%   83   105%   122%  127%   124%
         65   120%   167%  189%   172%   84   105%   121%  125%   122%
         66   119%   164%  184%   168%   85   105%   120%  123%   121%
         67   118%   160%  180%   164%   86   105%   118%  121%   119%
         68   117%   157%  175%   160%   87   105%   117%  120%   118%
         69   116%   153%  171%   157%   88   105%   116%  118%   117%
         70   115%   150%  166%   154%   89   105%   115%  117%   116%
         71   113%   147%  162%   151%   90   105%   114%  115%   115%
         72   111%   145%  158%   147%   91   104%   113%  114%   114%
         73   109%   142%  154%   145%   92   103%   112%  113%   112%
         74   107%   139%  151%   142%   93   102%   111%  112%   111%
         75   105%   137%  147%   139%   94   101%   110%  110%   110%
         76   105%   135%  144%   137%   95   100%   109%  109%   109%
         77   105%   133%  141%   135%   96   100%   107%  107%   107%
         78   105%   131%  139%   133%   97   100%   106%  106%   106%
         79   105%   129%  136%   131%   98   100%   104%  104%   104%
         80   105%   127%  133%   129%   99   100%   103%  103%   103%
         81   105%   125%  131%   127%  100+  100%   100%  100%   100%
         82   105%   124%  129%   125%
         --------------------------------------------------------------

Flexible Term Insurance Option Rider

   You may add an FTIO Rider to the policy to provide additional death benefit coverage on the Life Insured. The FTIO Rider provides flexible term life insurance to Attained Age 100 with cost of insurance charges less than or equal to those of the policy. The election of (or failure to elect) the FTIO Rider will impact the total cost of insurance charges. The FTIO Rider will terminate at the earlier of Attained Age 100, the date the policy lapses or is surrendered, and your request to cancel the FTIO Rider.

   You may schedule the death benefit amounts that will apply at specified times (the "Scheduled Death Benefits"). Scheduled Death Benefits may be constant or varying from time to time. The Scheduled Death Benefits will be shown in the policy .

   The term insurance benefit of the FTIO Rider is equal to (a) minus (b) but not less than zero where:

    (a)is the Scheduled Death Benefit for the Policy Month, and

    (b)is the Face Amount of the policy or, if greater, the policy's Minimum Death Benefit.

Even if the term insurance benefit may be zero in a Policy Month, the FTIO Rider will not terminate.

   Example. A policy is purchased for an executive as part of an employee benefit plan. The death benefit provided by the policy is to be equal to the executive's salary of $100,000 increasing at 5% per year through age 64. Assuming the executive is currently 55, the policy will be issued with a Scheduled Death Benefit as follows:

              ---------------------------------------------------
                            Scheduled                 Scheduled
              Policy Year Death Benefit Policy Year Death Benefit
              ---------------------------------------------------
                   1         100,000        6          127,628
              ---------------------------------------------------
                   2         105,000        7          134,010
              ---------------------------------------------------
                   3         110,250        8          140,710
              ---------------------------------------------------
                   4         115,763        9          147,746
              ---------------------------------------------------
                   5         121,551        10+        155,133
              ---------------------------------------------------

   The FTIO Rider amount will change each year as necessary to provide the benefits shown in the schedule, as follows:

                 Policy     Total      Face    Flexible Term
                  Year  Death Benefit Amount  Insurance Amount
                 ---------------------------------------------
                   1       100,000    100,000      0
                 ---------------------------------------------
                   2       105,000    100,000      5,000
                 ---------------------------------------------
                   3       110,250    100,000      10,250
                 ---------------------------------------------
                   4       115,763    100,000      15,763
                 ---------------------------------------------
                   5       121,551    100,000      21,551
                 ---------------------------------------------
                   6       127,628    100,000      27,628
                 ---------------------------------------------
                   7       134,010    100,000      34,010
                 ---------------------------------------------
                   8       140,710    100,000      40,710
                 ---------------------------------------------
                   9       147,746    100,000      47,746
                 ---------------------------------------------
                   10      155,133    100,000      55,133

Death Benefit Options

   You may choose either of two death benefit options:

   Death Benefit Option 1. The death benefit on any date is the Face Amount of the policy or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO Rider.

   Death Benefit Option 2. The death benefit on any date is the Face Amount plus the Policy Value or, if greater, the Minimum Death Benefit, plus the term insurance benefit of the FTIO Rider.

Changing the Death Benefit Option

   You may change the death benefit option at any time. The change will take effect at the beginning of the next Policy Month at least 30 days after your written request is received at our Service Office. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.

   A change in the death benefit option will result in a change in the Face Amount and Scheduled Death Benefits to avoid any change in the amount of death benefit, as follows:

   Change from Option 1 to Option 2. The new Face Amount will be equal to the Face Amount prior to the change less the Policy Value on the date of the change.

   The Scheduled Death Benefit amounts for dates on or after the date of the change will be the amounts scheduled prior to the change less the Policy Value on the date of the change.

   Coverage Amounts will be reduced or eliminated in the order that they are listed in the policy until the total decrease in coverage amounts equals the decrease in Face Amount.

   Example. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and the following schedule:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                1         100,000
                           -------------------------
                           -------------------------
                                2         125,000
                           -------------------------
                           -------------------------
                                3         150,000
                           -------------------------
                           -------------------------
                                4         175,000
                           -------------------------
                           -------------------------
                                5+        200,000
                           -------------------------

   The death benefit option is changed to Option 2 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $90,000 (the Face Amount prior to the change less the Policy Value), and the Scheduled Death Benefit after the change will become:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                3         140,000
                           -------------------------
                           -------------------------
                                4         165,000
                           -------------------------
                           -------------------------
                                5+        190,000
                           -------------------------

   Change from Option 2 to Option 1. The new Face Amount will be the Face Amount prior to the change plus the Policy Value on the date of the change (but the new Face Amount will be no greater than the Scheduled Death Benefit on the date of the change).

   The resulting Face Amount increase amount will be added to the first Coverage Amount listed in the policy.

   The Annual Premium Target for this Coverage Amount will not be increased and new sales charges will not apply, however, for an increase solely due to a change in the death benefit option.

   Example. A policy is issued with a Face amount of $100,000, death benefit Option 2, and the following schedule:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                1         100,000
                           -------------------------
                           -------------------------
                                2         125,000
                           -------------------------
                           -------------------------
                                3         150,000
                           -------------------------
                           -------------------------
                                4         175,000
                           -------------------------
                           -------------------------
                                5+        200,000
                           -------------------------

   The death benefit option is changed to Option 1 at the beginning of Policy Year 3. If the Policy Value at the time of the change is $10,000, then the Face Amount after the change will be $110,000 (the Face Amount prior to the change plus the Policy Value), and the Scheduled Death Benefit after the change will become:

                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                               3          160,000
                           -------------------------
                               4          185,000
                           -------------------------
                               5+         210,000

Changing the Face Amount and Scheduled Death Benefits

   At any time, you may request an increase or decrease to the Face Amount or any Scheduled Death Benefits effective on or after the date of change. We reserve the right to limit changes that could cause the policy to fail to qualify as life insurance for tax purposes.

   Increases in Face Amount and Scheduled Death Benefits. Increases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

  . Increases in Face Amount and Scheduled Death Benefits will require satisfactory evidence of the Life Insured's insurability.

  . Increases will take effect at the beginning of the next Policy Month after we approve the request.

  . We may refuse a requested increase that would not meet our requirements for new policy issues at the time due to the Life Insured's Attained Age or other factors.

  . If the Face Amount is increased (other than as required by a death benefit option change) then all Scheduled Death Benefits effective on or after the date of the change will be increased by the amount of the Face Amount increase.

   New Sales Loads for a Face Amount Increase. Coverage Amounts equal to the amount of the increase will be added to the policy as follows:

  . First, Coverage Amounts that were reduced or eliminated by a prior Face Amount decrease will be restored.

  . Second, if needed, a new Coverage Amount will be added to the policy with an Annual Premium Target and new sales charges. Any new Coverage Amount will be based on the Life Insured's Attained Age and other relevant factors on the effective date of the increase.

Premiums paid on or after the increase may be attributed to the new Coverage Amount and result in sales charges (see "Charges and Deductions -- Attribution of Premiums").

   Decreases in Face Amount and Scheduled Death Benefits. Decreases in Face Amount and Scheduled Death Benefits are subject to the following conditions:

  . Decreases in Face Amount and Scheduled Death Benefits will take effect at the beginning of the next Policy Month which is 30 days after your written request is received at our Service Office.

  . If the Face Amount is decreased then all Scheduled Death Benefits effective on or after the date of the change will be decreased by the same amount.

  . If at any time the Scheduled Death Benefit decreases to less than the Face Amount, the Face Amount will be decreased to be equal to the Scheduled Death Benefit at that time.

  . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.

   Decreases in Face Amount under death benefit Option 1 due to a Partial Withdrawal. If death benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount will be decreased by an amount equal to (a) minus (b) but not less than zero, where:

    (a)is the partial withdrawal amount and

    (b)is the excess, if any, of the policy's Minimum Death Benefit over its Face Amount, immediately prior to the partial withdrawal.

   Decreases in Face Amount under death benefit Option 1 due to a partial withdrawal are subject to the following conditions:

  . Coverage Amounts equal to the amount of the Face Amount decrease will be reduced or eliminated in the reverse order that they are listed in the policy.

  . All Scheduled Death Benefits effective on or after the date of the partial withdrawal will be decreased by the amount of the Face Amount decrease, unless you request otherwise and we approve.

   Example for Face Increases and Decreases. A policy is issued with a Face Amount of $100,000, death benefit Option 1, and a Scheduled Death Benefit as follows:

                           -------------------------
                                         Scheduled
                           Policy Year Death Benefit
                           -------------------------
                           -------------------------
                                1         100,000
                           -------------------------
                           -------------------------
                                2         125,000
                           -------------------------
                           -------------------------
                                3         150,000
                           -------------------------
                           -------------------------
                                4         175,000
                           -------------------------
                           -------------------------
                                5+        200,000
                           -------------------------

   Assume the following policy activity:

-------------------------------------------------------------------------------------------------------------------
    Activity                                 Effect on Policy                            Change in Benefit Schedule
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
In Policy Year 2, The initial Coverage Amount is reduced to $80,000.                                    Scheduled
the Face Amount                                                                          Policy Year  Death Benefit
is reduced to                                                                            --------------------------
$80,000.                                                                                      2          105,000
                                                                                              3          130,000
                                                                                              4          155,000
                                                                                              5+         180,000
-                 -
-------------------------------------------------------------------------------------------------------------------
In Policy Year 3, The initial Coverage Amount (which earlier was reduced to $80,000)                    Scheduled
the Face Amount   is restored to its original level of $100,000. A new Coverage Amount                Death Benefit
is increased to   for $20,000 is added to the policy. This new Coverage Amount will have Policy Year.
$120,000          its own Annual Premium Target, and its own sales charges. A portion of --------------------------
                  the future premiums paid will be attributed to this Coverage Amount to      3          170,000
                  determine the amount of the sales charges.                                  4          195,000
                                                                                              5+         220,000
-                 -
-------------------------------------------------------------------------------------------------------------------
In Policy Year 4, The Face Amount is reduced to $90,000. The most recent                                Scheduled
a partial         Coverage Amount of $20,000 is reduced to $0, and the initial                        Death Benefit
withdrawal        Coverage Amount is reduced to $90,000.                                 Policy Year.
of $30,000 is                                                                            --------------------------
made.                                                                                         4          165,000
                                                                                              5          190,000
-                 -                                                                      --------------------------

   Factors that Affect the Death Benefit. In the case of death benefit Option 2 where the death benefit is the Face Amount plus the Policy Value, changes in the Policy Value will affect the amount of death benefit. Factors that affect the Policy Value are the investment performance of the variable investment options chosen and the charges deducted. For a discussion of how these factors affect Policy Value see the "Summary of Benefits and Risks." These factors do not affect the Face Amount of the policy. Therefore, the amount of death benefit under Option 1 will not be less than the Face Amount as long as the policy does not lapse.

                               PREMIUM PAYMENTS

Initial Premiums

   No premiums will be accepted prior to receipt of a completed application by us. All premiums received prior to the Effective Date of the policy will be held in our general account and credited with interest from the date of receipt at the rate of return earned on amounts allocated to the Money Market portfolio.

   On the Effective Date, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with your instructions, unless first allocated to the Money Market portfolio for the duration of the Right to Examine period (see "Right to Examine the Policy").

Subsequent Premiums

   After the payment of the initial premium, premiums may be paid at any time during the lifetime of the Life Insured prior to Attained Age 100 and in any amount subject to the premium limitations described below.

   A policy will be issued with a planned premium, which is based on the amount of premium you wish to pay. We will send you notices of your planned premium at the payment interval you select. However, you are under no obligation to make the planned premium payment.

   Payment of premiums will not guarantee that the policy will stay in force and failure to pay premiums will not necessarily cause the policy to lapse. The policy will remain in force so long as the Net Cash Surrender Value is sufficient to cover policy charges.

Premium Limitations

   If the policy is issued under the GP Test, the total of all premiums paid may not exceed the then-current maximum premium limitations established by federal income tax law for the policy to qualify as life insurance. The GP Test premium limits are stated in the policy. If a premium is received which would result in total premiums exceeding the applicable GP Test limit, we will only accept that portion of the premium that will not exceed the limit. Any premium in excess of that amount will be returned to you.

   If the policy is issued under the CVA Test, there is no restriction on the amount of premiums that may be paid into a policy, but you must provide satisfactory evidence of insurability before we accept any premium that would increase the death benefit by an amount greater than the increase in Policy Value.

Premium Allocation

   You may allocate premiums to the Fixed Account and Investment Accounts. Allocations may be made as percentages that are between zero and 100% that sum to exactly 100%. Alternatively, you may allocate a premium in dollar amounts that sum to exactly the Net Premium amount. You may change premium allocations at any time and the change will take effect on the date a request for change satisfactory to us is received at our Service Office.

                            CHARGES AND DEDUCTIONS

Premium Charge

   We will deduct a premium charge as a percentage of each premium payment that is guaranteed never to exceed 2.5%. Currently, we waive this charge in Policy Years 4 and later and charge 0%.

   The charge is intended to cover a portion of the aggregate amount of various taxes and fees we pay to federal, state and local governments. It is not based on the actual premium tax rate of your state of residence or any other specific tax.

Sales Charge

   The sales charge is intended to cover a portion of our costs of marketing and distributing the policies.

   Attribution of Premiums. An Annual Premium Target is associated with each Coverage Amount. Annual Premium Targets are based on the Coverage Amount and the Life Insured's Attained Age, sex and smoking status on the effective date of the Coverage Amount. The Annual Premium Targets are listed with the Coverage Amounts in the policy.

   Premium payments will be attributed to Coverage Amounts that have been in effect for less than 5 years. Attribution will begin with the first applicable Coverage Amount that is listed in the policy. The sum of all premium amounts attributed to a Coverage Amount in a Coverage Year is limited to the Annual Premium Target shown in the policy. Premium amounts that exceed the Annual Premium Target will be attributed to the next listed Coverage Amount, up to its own Annual Premium Target. Attribution will continue in this manner until either the entire premium is attributed to Coverage Amounts or the Annual Premium Target is exceeded for all applicable Coverage Amounts.

   Sales Charge. We deduct a sales charge from all premium amounts attributed to a Coverage Amount designated as having a sales charge. The sales charge is a percentage of premiums guaranteed never to exceed the percentages below. Currently we are charging these percentages.

               -------------------------------------------------
               Coverage Year Percentage Coverage Year Percentage
               -------------------------------------------------
               -------------------------------------------------
                     1         13.00%         4         2.50%
               -------------------------------------------------
               -------------------------------------------------
                     2         6.25%          5         0.50%
               -------------------------------------------------
               -------------------------------------------------
                     3         3.50%          6         0.50%
               -------------------------------------------------
               -------------------------------------------------
                                              7+        0.00%
               -------------------------------------------------

Monthly Deductions

   On the Policy Date and at the beginning of each Policy Month prior to Attained Age 100, a deduction is due from the Net Policy Value to cover certain charges described below. Monthly deductions due prior to the policy's Effective Date will be taken on the Effective Date. Unless otherwise allowed by us and specified by you, the monthly deduction will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each of the Investment Accounts and the Fixed Account bears to the Net Policy Value.

   Administration Charge. Currently we deduct a charge of $12 per Policy Month, which is guaranteed never to be exceeded. This charge is intended to cover certain administrative expenses associated with the policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under a policy.

   Cost of Insurance Charge. A monthly charge for the cost of insurance is paid to us and is determined by multiplying a cost of insurance rate by the net amount at risk at the beginning of each Policy Month.

   Death Benefit Option 1. The net amount at risk is equal to the greater of zero, or (a) minus (b), where

    (a)is the applicable death benefit amount on the first day of the month, divided by 1.0024663; and

    (b)is the Policy Value attributed to that death benefit amount on the first day of the month.

   Death Benefit Option 2. The net amount at risk is equal to the Face Amount of insurance.

Cost of insurance rates and net amounts at risk are determined separately for each Coverage Amount and for the excess of the death benefit over the Face Amount (the Face Amount is the sum of the Coverage Amounts).

   Attribution of Policy Value for Net Amounts at Risk. To determine the net amounts at risk, the Policy Value will be attributed to Coverage Amounts in the order listed in the policy. The amount of Policy Value attributed to a Coverage Amount will be limited to the amount that results in zero net amount at risk, and any excess Policy Value will then be attributed to the next listed Coverage Amount. Attribution will continue in this manner until either the entire Policy Value is attributed or the end of the list of Coverage Amounts is reached. Any remaining Policy Value will then be attributed to the excess of the death benefit over the Face Amount.

   Current Cost of Insurance Rates. Cost of insurance rates are determined separately for each Coverage Amount and the excess of the death benefit over the Face Amount. There are different current cost of insurance rate bases for:

  .   Coverage Amounts having sales charges, and

  . The excess of the death benefit over the Face Amount, including any term insurance benefit under the FTIO Rider.

   The cost of insurance rate in a specific Policy Month for an applicable death benefit amount will depend on:

  .   the cost of insurance rate basis for the applicable death benefit amount,

  . the Life Insured's Attained Age, sex (unless unisex rates are required by law) and smoking status on the effective date of the applicable death benefit amount,

  .   the underwriting class of the applicable death benefit amount,

  . the Coverage Year, or Policy Year for the excess of the death benefit over the Face Amount,

  .   any extra charges for substandard ratings, as stated in the policy.

Since the net amount of risk for death benefit Option 1 is based on a formula that includes as factors the Policy Value, the net amount at risk is affected by the investment performance of the underlying investment options chosen, payment of premiums and charges assessed.

   Cost of insurance rates will generally increase with the Life Insured's age and the Coverage Year.

   Cost of insurance rates reflect our expectation as to future mortality experience. They are also intended to cover our general costs of providing the policy, to the extent that these costs are not covered by other charges. Current cost of insurance rates may be changed by us on a basis that does not unfairly discriminate within the class of lives insured.

   Guaranteed Maximum Cost of Insurance Rates. In no event will the cost of insurance rates we charge exceed the guaranteed maximum rates set forth in the policy, except to the extent that an extra charge is imposed for a substandard rating. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Sex Distinct (unless unisex rates are required by law) ANB Aggregate Ultimate Mortality Tables. Current cost of insurance rates may be less than the guaranteed rates.

Asset Based Risk Charge Deducted from Investment Accounts

   We assess a daily charge against amounts in the Investment Accounts. This charge is intended to compensate us for insurance risks we assume under the policy, such as benefit payments and expenses that are higher than we expected. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the policy. The charge is a percentage of amounts in the Investment Accounts, which will reduce unit values of the sub-accounts. The charge is guaranteed never to exceed an annual rate of 0.50%. Currently, we charge the following rates:

                            -----------------------
                            Policy Year Annual Rate
                            -----------------------
                            -----------------------
                               1-10        0.45%
                            -----------------------
                            -----------------------
                               11+         0.25%
                            -----------------------

Investment Management Fees and Expenses

   The investment management fees and expenses of the portfolios, the underlying variable investment options for the policy, are set forth in the Fee Tables and in the portfolio prospectuses.

Reduction in Charges and Enhanced Surrender Values

   The policy is designed for employers and other sponsoring organizations that may purchase multiple policies as a case. The size or nature of the case may result in expected savings of sales, underwriting, administrative or other costs. If so, we expect to offer reductions of policy charges and enhancements of surrender value. Eligibility for reductions and enhancements and the amounts available will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the lives insured, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which we believe to be relevant to the expected reduction of our expenses. Some of reductions and enhancements may be guaranteed and others may be subject to restrictions or to withdrawal or modification, on a uniform case basis. We may change the nature and amount of reductions and enhancements available from time to time. Reductions and enhancements will be determined in a way that is not unfairly discriminatory to policy owners.

                          COMPANY TAX CONSIDERATIONS

   Currently, we make no specific charge for any federal, state, or local taxes that we incur that may be attributable to the Separate Account or to the policy. We reserve the right in the future, however, to make a charge for any such tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the policy.

                                 POLICY VALUE

Determination of the Policy Value

   A policy has a Policy Value, a portion of which is available to you by making a policy loan or partial withdrawal, or upon surrender of the policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

   The Policy Value is affected by the investment performance of the Investment Account chosen and the rate of interest credited if amounts are allocated to the Fixed Account. The Policy Value is also affected by the charges deducted. For a discussion of how these factors affect Policy Value see the "Summary of Benefits and Risks."

   Investment Accounts. An Investment Account is established under each policy for each sub-account of the Separate Account to which Net Premiums or transfer amounts have been allocated. Each Investment Account under a policy measures the interest of the policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the policy multiplied by the value of such units.

   Fixed Account. Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us. See "The General Account -- Fixed Account."

   Loan Account. Amounts borrowed from the policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by us that is lower than the loan interest rate charged on Policy Debt. See "Policy Loans -- Loan Account."

Units and Unit Values

   Crediting and Canceling Units. Units of a particular sub-account are credited to a policy when Net Premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are cancelled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or cancelled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at our Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

   Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day that is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day that is not a Business Day will be made on the next Business Day.

   Unit Values. For each Business Day the unit value for each sub-account is determined by multiplying the net investment factor for the that sub-account by the unit value for the immediately preceding Business Day.

   The net investment factor for a sub-account on any Business Day is equal to
(a) divided by (b) minus (c), where:

    (a)is the net asset value of the underlying portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day;

    (b)is the net asset value of the underlying portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day; and

    (c)is a charge not exceeding the daily mortality and expense risk charge shown in the "Charges and Deductions -- Asset Based Risk Charge Deducted from Investment Accounts" section.

   The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

Transfers of Policy Value

   Subject to the restrictions set forth below, you may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Accounts."

   Variable investment options in variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a portfolio to increased portfolio transaction costs (affecting the value of the shares), disruption to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio's investments in accordance with the portfolio's investment objective and policies) and dilution with respect to interests held for long-term investment.

   To discourage disruptive frequent trading activity, we impose restrictions on transfers and reserve the right to change, suspend or terminate telephone and facsimile transaction privileges. In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to:
(i) restricting the number of transfers made during a defined period,
(ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain investment options. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

   While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

   Our current practice is to restrict transfers into or out of variable investment options to two per calendar month (except with respect to those policies described in the following paragraph). In applying this restriction any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request. No more than one transfer request may be made on any day. You may, however, transfer to the Money Market portfolio even if the two transfer per month limit has been reached, but only if 100% of the Policy Value is transferred to the Money Market portfolio. If such a transfer to the Money Market portfolio is made then, for the 30 calendar day period after such transfer, no transfers from the Money Market portfolio to any other variable investment options or to the Fixed Account may be made. If a policy offers a dollar cost averaging or automatic asset allocation rebalancing program, any transfers pursuant to such program are not considered transfers subject to these restrictions on frequent trading. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

   Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by an employee benefit plan, and to this end the entity may aggregately manage the policies purchased to match its liabilities under the plan. Policies sold under these circumstances are subject to special transfer restrictions. In lieu of the two transfers per month restriction, we will allow the policy owner under these circumstances to rebalance the investment options in its policies within the following limits: (i) during the 10 calendar day period after any account values are transferred from one portfolio into a second portfolio, the values can only be transferred out of the second investment option if they are transferred into the Money Market portfolio; and
(ii) any account values that would otherwise not be transferable by application of the 10 day limit described above and that are transferred into the Money Market portfolio may not be transferred out of the Money Market portfolio into any other investment options (variable or fixed) for 30 calendar days. The restrictions described in this paragraph will be applied uniformly to all policy owners subject to the restrictions.

   We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described in "Other Information -- Payment of Proceeds" occurs. Transfer privileges are also subject to any restrictions that may be imposed by the portfolios. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a portfolio.

   Transfer Requests. Transfer requests may be made in writing in a format satisfactory to us. From time to time we may offer you alternate means of communicating transfer requests to us, such as electronic mail, the Internet or telephone. We will use reasonable procedures to confirm that instructions received by alternate means are genuine and we will not be liable for following instructions we have reasonably determined to be genuine.

   Limitations on Transfers From the Fixed Account. The maximum amount that may be transferred from the Fixed Account in any Policy Year is 25% of the Fixed Account Value at the previous Policy Anniversary. Any transfer that involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market portfolio. We may allow greater amounts to be transferred from the Fixed Account if a systematic plan of withdrawals is agreed to in advance. For example, we will allow the transfer of 20%, 25%, 33%, 50% and 100% of the remaining balance in the Fixed Account in five successive years provided we agree in advance in writing and that no amounts are transferred into the Fixed Account during the 5 year period.

                                 POLICY LOANS

   At any time while this policy is in force, you may borrow against the Policy Value. This policy is the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits -- Policy Loans."

   A policy loan will affect future Policy Values, since the portion of the Policy Value in the Loan Account will receive the loan interest credited rate rather than varying with the performance of the underlying portfolios or increasing at the Fixed Account interest credited rate. A policy loan may cause a policy to be more susceptible to lapse since it reduces the Net Cash Surrender Value from which monthly deductions are taken. A policy loan causes the amount payable upon death of the Life Insured to be reduced by the amount of outstanding Policy Debt.

   Maximum Loan. The amount of any loan cannot exceed the amount that would cause the Policy Debt to equal the policy's Cash Surrender Value less the monthly deductions due from the date of the loan to the next Policy Anniversary.

Interest Charged on Policy Loans

   Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. The rate of interest charged will be an effective annual rate of 4%.

Loan Account

   When a loan is made, an amount equal to the loan will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. You may designate how this amount is allocated among the accounts. If you give no instructions, the amount transferred will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

   Interest Credited to the Loan Account. Policy Value in the Loan Account will earn interest at an effective annual rate guaranteed to be at least 3.25%. We may declare a current interest rate that is greater than this, subject to change at any time. The excess of the loan interest charged rate (4%) over the loan interest credited rates will result in a net charge against the Policy Value with respect to any Policy Debt.

   Currently we credit loan interest rates which vary by Policy Year as follows:

            -------------------------------------------------------
                         Current Loan Interest Excess Loan Interest
            Policy Years    Credited Rates         Charged Rate
            -------------------------------------------------------
            -------------------------------------------------------
                1-10             3.25%                0.75%
            -------------------------------------------------------
            -------------------------------------------------------
                11+              3.75%                0.25%
            -------------------------------------------------------

   Loan Account Adjustments. On the first day of each Policy Month the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. The amount transferred will be allocated to the Investment Accounts and the Fixed Account in the same proportion as the Policy Value in each Investment Account or the Fixed Account bears to the Net Policy Value.

   Loan Repayments. Policy Debt may be repaid, in whole or in part, at any time prior to the death of the Life Insured while the policy is in force. A loan repayment amount will be credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value.

   Amounts paid to us not specifically designated in writing as loan repayments will be treated as premiums.

                   POLICY SURRENDER AND PARTIAL WITHDRAWALS

Policy Surrender

   A policy may be surrendered for its Net Cash Surrender Value at any time while the Life Insured is living. The Net Cash Surrender Value is equal to the Policy Value less any outstanding monthly deductions due minus the Policy Debt. The Net Cash Surrender Value will be determined at the end of the Business Day on which we receive the policy and a written request for surrender at our our Service Office. After a policy is surrendered, the insurance coverage and all other benefits under the policy will terminate.

Partial Withdrawals

   You may make a partial withdrawal of the Net Cash Surrender Value at any time. You may designate how the withdrawal amount is allocated among the Investment Account and the Fixed Account. If you give no instructions, the withdrawal amount will be allocated among the accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value.

   The death benefit may be reduced as a result of a Partial Withdrawal. (See "Death Benefits -- Decreases in Face Amount under Death Benefit Option 1 due to a Partial Withdrawal").

                            LAPSE AND REINSTATEMENT

Lapse

   A policy will go into default at the beginning of a Policy Month if the Net Cash Surrender Value would be zero and below after deducting the monthly deduction then due. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy -- Other Policy Distributions." We will notify you of the default and will allow you a 61 day grace period in which you may make a premium payment sufficient to bring the policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the policy will terminate with no value.

   Death During Grace Period. If the Life Insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value on the date of default and the insurance benefit will be reduced by any outstanding monthly deductions due at the time of death.

Reinstatement

   You may reinstate a policy that has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

  .   The policy must not have been surrendered for its Net Cash Surrender
      Value;

  . Evidence of the Life Insured's insurability satisfactory to us must be provided; and

  . A premium equal to the payment required during the grace period following default to keep the policy in force is paid.

   Generally, the suicide exclusion and incontestability provision will apply from the effective date of the reinstatement. Your policy will indicate if this is not the case.

                              THE GENERAL ACCOUNT

   The general account of John Hancock USA consists of all assets owned by us other than those in Separate Account N and other separate accounts of the Company. Subject to applicable law, we have sole discretion over investment of the assets of the general account.

   By virtue of exclusionary provisions, interests in the general account of John Hancock USA have not been registered under the Securities Act of 1933 ("1933 Act") and the general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Fixed Account

   You may elect to allocate Net Premiums to the Fixed Account or transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. We will hold the reserves required for any portion of the Policy Value allocated to the Fixed Account in our general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

   Policy Value in the Fixed Account. The Policy Value in the Fixed Account is equal to:

  .   the portion of the Net Premiums allocated to it; plus

  .   any amounts transferred to it; plus

  .   interest credited to it; less

  .   any charges deducted from it; less

  .   any partial withdrawals from it; less

  .   any amounts transferred from it.

   Interest on the Fixed Account. An allocation of Policy Value to the Fixed Account does not entitle you to share in the investment experience of the general account. Instead, we guarantee that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of the general account. We may declare a current interest rate in excess of the guaranteed rate, subject to change at any time.

                        OTHER PROVISIONS OF THE POLICY

Policy Owner Rights

   Who owns the policy? That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the accounts in which to invest or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

   While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

   Determine when and how much you invest in the various accounts

   Borrow or withdraw amounts you have in the accounts

   Change the beneficiary who will receive the death benefit

   Change the amount of insurance

   Turn in (i.e., "surrender") the policy for the full amount of its Net Cash surrender value

   Choose the form in which we will pay out the death benefit or other proceeds

   It is possible to name so-called "joint owners" of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Policy Cancellation

   Unless otherwise restricted by a separate agreement, you may:

  .   Vary the premiums paid under the policy.

  .   Change the death benefit option.

  .   Change the premium allocation for future premiums.

  .   Take loans and/or partial withdrawals.

  .   Surrender the policy.

  .   Transfer ownership to a new owner.

  . Name a contingent owner that will automatically become owner if you die before the Life Insured.

  .   Change or revoke a contingent owner.

  .   Change or revoke a beneficiary.

   Assignment of Rights. We will not be bound by an assignment until we receive a copy of the assignment at our Service Office. We assume no responsibility for the validity or effects of any assignment.

Beneficiary

   You may appoint one or more beneficiaries of the policy by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, you may change the beneficiary during the Life Insured's lifetime by giving written notice in a form satisfactory to us. If the Life Insured dies and there is no surviving beneficiary, you, or your estate if you are the Life Insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the Life Insured, we will pay the insurance benefit as if the beneficiary had died before the Life Insured.

Incontestability

   We will not contest the validity of a policy after it has been in force during the Life Insured's lifetime for two years from the Issue Date stated in the policy, nor will we contest the validity of an increase in Face Amount after it has been in force during the Life Insured's lifetime for two years. If a policy has been reinstated, we can contest any misrepresentation of a fact material to the reinstatement for a period of two years after the reinstatement date.

Misstatement of Age or Sex

   If the Life Insured's stated age or sex or both in the policy are incorrect, we will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

Suicide Exclusion

   If the Life Insured, whether sane or insane, dies by suicide within two years from the Issue Date stated in the policy (or within the maximum period permitted by the state in which the policy was delivered, if less than two years), we will pay only the premiums paid less any partial withdrawals and any Policy Debt. If the Life Insured should die by suicide within two years after a Face Amount increase, the death benefit for the increase will be limited to the monthly deductions for the increase. At our discretion, this provision may be waived; for example, with policies purchased in conjunction with certain existing benefit plans.

Supplementary Benefits

   Subject to certain requirements, one or more supplementary benefits may be added to a policy, including the FTIO Rider (see "Death Benefits -- Flexible Term Insurance Option Rider") and, in the case of a policy owned by a corporation or other similar entity, a benefit permitting a change in the Life Insured (a taxable event). More detailed information concerning this supplementary benefit may be obtained from us. There is no cost for any supplementary benefit currently offered by us, with the exception of the FTIO Rider (see "Charges and Deductions -- Monthly Deductions").

                          TAX TREATMENT OF THE POLICY

   This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.

   The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others.

The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the value of using the policy in any such arrangement depends in part on the tax consequences, a qualified tax adviser should be consulted.

General

   Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are ordinarily not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you've paid and not subjected to income tax. However certain distributions associated with a reduction in death benefit or other policy benefits within the first 15 years after issuance of the policy are ordinarily taxable in whole or in part. (See "Other Policy Distributions" below.) Amounts you borrow are generally not taxable to you.

   However, some of the tax rules change if your policy is found to be a modified endowment contract. This can happen if you've paid premiums in excess of limits prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind. (See "7-Pay Premium Limit and Modified Endowment Contract Status" below.)

Policy Death Benefit Proceeds

   We expect the policy to receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines a life insurance contract for federal tax purposes. For a policy to be treated as a life insurance contract, it must satisfy either the cash value accumulation test or the guideline premium test. These tests limit the amount of premium that you may pay into the policy. We will monitor compliance with these standards. If we determine that a policy does not satisfy Section 7702, we may take whatever steps are appropriate and reasonable to bring it into compliance with Section 7702.

   If the policy complies with Section 7702, the death benefit proceeds under the policy should be excludable from the beneficiary's gross income under
Section 101 of the Code.

Other Policy Distributions

   Increases in policy value as a result of interest or investment experience will not be subject to federal income tax unless and until values are received through actual or deemed distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the policy owner in order for the policy to continue to comply with the Section 7702 definitional limits. Changes that reduce benefits include partial withdrawals and death benefit option changes. For purposes of this rule any distribution within the two years immediately before a reduction in benefits will also be treated as if it caused the reduction. A cash distribution that reduces policy benefits will be taxed in whole or in part (to the extent of any gain in the policy) under rules prescribed in
Section 7702. The taxable amount is subject to limits prescribed in
Section 7702(f)(7). Any taxable distribution will be ordinary income to the owner (rather than capital gain).

   Distributions for tax purposes include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership.

   It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the portfolios failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy from the date of issue to the date of the disqualification and for subsequent periods.

   Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws will depend on the circumstances of each owner or beneficiary. If the person insured by the policy is also its owner, either directly or indirectly through an entity such as a revocable trust, the death benefit will be includible in his or her estate for purposes of the federal estate tax. If the owner is not the person insured, the value of the policy will be includible in the owner's estate upon his or her death. Even if ownership has been transferred, the death proceeds of the account value may be includible in the former owner's estate if the transfer occurred less than three years before the former owner's death or if the former owner retained certain kinds of control over the policy. You should consult your tax advisor regarding these possible tax consequences.

   Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.

Policy Loans

   We expect that, except as noted below (see "7-Pay Premium Limit and Modified Endowment Contract Status"), loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

Diversification Rules and Ownership of the Separate Account

   Your policy will not qualify for the tax benefits of a life insurance contract unless the Separate Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

   In certain circumstances, the owner of a variable life insurance policy may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the policy. In those circumstances, income and gains from the separate account assets would be includible in the policy owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

   The ownership rights under your policy are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Separate Account.

   We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that the portfolios will be able to operate as currently described in the Series Funds' prospectuses, or that a Series Fund will not have to change any portfolio's investment objectives or policies. We have reserved the right to modify your policy if we believe doing so will prevent you from being considered the owner of your policy's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

7-Pay Premium Limit and Modified Endowment Contract Status

   At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

   The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a modified endowment contract, which can have adverse tax consequences.

   Policies classified as modified endowment contracts are subject to the following tax rules:

  . First, all partial withdrawals from such a policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the policy at such time.

  . Second, loans taken from or secured by such a policy and assignments or pledges of any part of its value are treated as partial withdrawals from the policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as an additional loan.

  . Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

     .   is made on or after the date on which the policy owner attains age
         59 1/2;

     .   is attributable to the policy owner becoming disabled; or

     . is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary.

These exceptions to the 10% additional tax do not apply in situations where the policy is not owned by an individual.

   Furthermore, any time there is a "material change" in a policy, the policy will begin a new 7-pay testing period as if it were a newly-issued policy. The material change rules for determining whether a policy is a modified endowment contract are complex. In general, however, the determination of whether a policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit of the policy at the time of such change, the policy value at the time of the change, and the additional premiums paid into the policy during the seven years starting with the date on which the material change occurs.

   Moreover, if benefits under a policy are reduced (such as a reduction in the death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment contract.

   All modified endowment contracts issued by the same insurer (or its affiliates) to the same owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment contract rules. A policy received in exchange for a modified endowment contract will itself also be a modified endowment contract. You should consult your tax adviser if you have questions regarding the possible impact of the 7-pay limit on your policy.

Corporate and H.R. 10 Retirement Plans

   The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.

Withholding

   To the extent that policy distributions to you are taxable, they are generally subject to withholding for your federal income tax liability. However if you reside in the United States, you can generally choose not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

   In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service ruled that income received by residents of Puerto Rico under life insurance policy issued by a United States company is U.S.-source income that is subject to United States federal income tax.

Life Insurance Purchases by Non-Resident Aliens

   If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult with a qualified tax adviser before purchasing a policy.

                               OTHER INFORMATION

Payment of Proceeds

   As long as the policy is in force, we will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at our Service Office of all the documents required for such a payment. We may delay the payment of any policy loans, surrenders, partial withdrawals, or insurance benefit that depends on Fixed Account values for up to six months or in the case of any Investment Account for any period during which:

    (i)the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),

   (ii)trading on the New York Stock Exchange is restricted

  (iii)an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets or

   (iv)the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (ii) and (iii) exist.

Reports to Policy Owners

   Within 30 days after each Policy Anniversary, we will send you a statement showing, among other things:

  .   the amount of death benefit;

  . the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

  . the value of the units in each Investment Account to which the Policy Value is allocated;

  .   the Policy Debt and any loan interest charged since the last report;

  . the premiums paid and other policy transactions made during the period since the last report; and

  .   any other information required by law.

You will also be sent an annual and a semi-annual report for each portfolio, which will include a list of the securities, held in each portfolio as required by the 1940 Act.

Distribution of Policies

   John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company affiliated with us, is the principal distributor of the policies and the principal underwriter of the securities offered through this prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

   JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

   We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

   Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policy owners but will be recouped through the fees and charges imposed under the policy. (See "Charges and Deductions.")

   A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the policies; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to policies that have already been purchased.

   Standard Compensation. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 30% of the target premium paid in policy year 1, 5% of target premium paid in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. Broker-dealers may also receive a service fee of up to $100 per policy per year, and an asset trail of up to .10%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foregoing schedules on a present value basis.

   Additional Compensation and Revenue Sharing. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker-dealers may receive, directly or indirectly, additional payments in the form of cash, other compensation or reimbursement. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm's "due diligence" examination of the policies, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, payments to assist a firm in connection with its systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable NASD rules and other applicable laws and regulations, JH Distributors and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests, and/or other promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash or other rewards.

   These arrangements will not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you.

   Differential Compensation. Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable policies or contracts. These compensation arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received under standard or additional compensation or revenue sharing arrangements to their registered representatives. As a result, registered representatives may be motivated to sell the policies of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of a policy.

Responsibilities of John Hancock USA

   John Hancock USA entered into an agreement with JH Distributors pursuant to which John Hancock USA, on behalf of JH Distributors will pay the sales commissions in respect of the policies and certain other policies issued by John Hancock USA, prepare and maintain all books and records required to be prepared and maintained by JH Distributors with respect to the policies and such other policies, and send all confirmations required to be sent by JH Distributors with respect to the policies and such other policies. JH Distributors will promptly reimburse John Hancock USA for all sales commissions paid by John Hancock USA and will pay John Hancock USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

   Finally, John Hancock USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the Life Insured.

Voting Rights

   As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of particular portfolios. John Hancock USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, John Hancock USA will vote shares held in the sub-accounts in accordance with instructions received from policy owners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policy owners are received, including shares not attributable to the policies, will be voted by John Hancock USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit John Hancock USA to vote shares held in the Separate Account in its own right, it may elect to do so.

   The number of shares in each sub-account for which instructions may be given by a policy owner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding portfolio. The number will be determined as of a date chosen by John Hancock USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

   John Hancock USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the portfolios, or to approve or disapprove an investment management contract. In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If John Hancock USA does disregard voting instructions, it will advise policy owners of that action and its reasons for such action in the next communication to policy owners.

Substitution of Portfolio Shares

   It is possible that in the judgment of the management of John Hancock USA, one or more of the portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, John Hancock USA may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC and one or more state insurance departments may be required.

   John Hancock USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts,
(iii) to establish additional sub-accounts within the separate account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or
(vi) to transfer assets from the separate account to another separate account and from another Separate Account to the separate account. We also reserve the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

Records and Accounts

   Our Service Office is responsible for performing all administrative functions, such as decreases, increases, surrender and partial withdrawals, and fund transfers although certain of these functions may be delegated to McCamish Systems, L.L.C., 6425 Powers Ferry Road, Atlanta, Georgia 30339.

   All records and accounts relating to the Separate Account and the portfolios will be maintained by us. All financial transactions will be handled by us. All reports required to be made and information required to be given will be provided by us or by McCamish Systems on behalf of us.

State Regulation

   John Hancock USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The policies have been filed with insurance officials in each jurisdiction where they are sold.

   John Hancock USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

Further Information

   A registration statement under the 1933 Act has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the SEC's principal office in Washington D.C. upon payment of the prescribed fee. The SEC also maintains a Website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC which is located at http://www.sec.gov.

   For further information you may also contact John Hancock USA's home office, the address and telephone number of which are on the last page of the prospectus.

Financial Statements

   The financial statements of the Company and the Separate Account are set forth in the Statement of Additional Information which is available upon request.

                            APPENDIX A: DEFINITIONS

   Annual Premium Target: is an amount set forth in the policy that limits the amount of premium attributable to a Coverage Amount in Sales Load calculations.

   Attained Age: is the Issue Age of the Life Insured plus the number of completed Policy Years.

   Business Day: is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

   Case: is a group of policies insuring individual lives with common employment or other relationship, independent of the policies.

   Cash Surrender Value: is the Policy Value less any outstanding monthly deductions due.

   Coverage Amount: is an amount of insurance coverage under the policy with a distinct effective date. The Face Amount of the policy at any time is the sum of the Coverage Amounts in effect.

   Coverage Year: is a one-year period beginning on a Coverage Amount's effective date and on each anniversary of this date. For Coverage Amounts in effect on the policy's Effective Date, the Coverage Year is the same as the Policy Year.

   Fixed Account: is the part of the Policy Value that reflects the value you have in our general account.

   Investment Account: is the part of the Policy Value that reflects the value you have in one of the sub-accounts of the Separate Account.

   Issue Age: is the Life Insured's age on the birthday closest to the Policy Date.

   Loan Account: is the part of the Policy Value that reflects policy loans and interest credited to the Policy Value in connection with such loans.

   Minimum Initial Premium: is the sum of the monthly deductions due for the first 3 Policy Months plus the Premium Charges deductible from this amount.

   Net Cash Surrender Value: is the Cash Surrender Value less the Policy Debt.

   Net Policy Value: is the Policy Value less the value in the Loan Account.

   Net Premium: is the premium paid less the Premium Load and Sales Load.

   Policy Date, Policy Anniversary, Policy Month and Policy Year: Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months, and Policy Anniversaries are measured.

   Policy Debt: on any date is the aggregate amount of policy loans, including borrowed and accrued interest, less any loan repayments.

   Policy Value: is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

   Service Office: is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, or such other address as we specify to you by written notice.

   In addition to this prospectus, John Hancock USA has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information (the "SAI") which contains additional information about John Hancock USA and the Account. The SAI and personalized illustrations of death benefits, policy values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your John Hancock USA representative. The SAI may be obtained by contacting the John Hancock USA Service Office. You should also contact the John Hancock USA Service Office to request any other information about your policy or to make any inquiries about its operation.

                                SERVICE OFFICE

           Express Delivery                          Mail Delivery
         200 Bloor Street East                        P.O. Box 40
   Toronto, Ontario, Canada M4W 1E5                Buffalo, NY 14201

                Phone:                                   Fax:
            1-800-387-2747                          1-416-926-5656

   Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC, 20549. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-5850. Reports and other information about the Account are available on the SEC's Internet website at http://www.sec.gov. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 100 F Street, NE, Washington, DC 20549-0102.

1940 Act No. 811-5130 1933 Act File No. 333-100567

                       Statement of Additional Information
                                dated May 1, 2006

                                for interests in
 John Hancock Life Insurance Company (U.S.A.) Separate Account N ("Registrant")

                       Interests are made available under

                                  CORPORATE VUL

     a flexible premium variable universal life insurance policy issued by

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN HANCOCK USA" or
                                 "DEPOSITOR")
This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus, dated the same date as this SAI, may be obtained from a John Hancock USA representative or by contacting the John Hancock USA Servicing Office at Life Operations, 197 Clarendon Street, Boston, MA 02117 or telephoning 1-800-521-1234.

                                TABLE OF CONTENTS

Contents of this SAI                                         Page No.
Description of the Depositor ........................           2
Description of the Registrant .......................           2
Services ............................................           2
Independent Registered Public Accounting Firm .......           2
Principal Underwriter/Distributor ...................           2
Additional Information About Charges ................           3
Financial Statements of Registrant and Depositor

Description of the Depositor

     Under the federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor". The Depositor is John Hancock USA, a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Until 2004, John Hancock USA had been known as The Manufacturers Life Insurance Company (U.S.A.).

     Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Description of the Registrant

     Under the federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant". In this case, the Registrant is John Hancock Life Insurance Company (U.S.A.) Separate Account N (the "Account"), a separate account established by John Hancock USA under Michigan law. The variable investment options shown on page 1 of the prospectus are subaccounts of the Account. The Account meets the definition of "separate account" under the federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of John Hancock USA.

     New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

Services

     Administration of policies issued by John Hancock USA and of registered separate accounts organized by John Hancock USA may be provided by John Hancock Life Insurance Company, John Hancock Life Insurance Company of New York or other affiliates. Neither John Hancock USA nor the separate accounts are assessed any charges for such services.

     Custodianship and depository services for the Registrant are provided by State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts, 02110.

Independent Registered Public Accounting Firm

     The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the financial statements of Separate Account N of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Principal Underwriter/Distributor

     John Hancock Distributors LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal distributor and underwriter of the securities offered through this prospectus. JH Distributors acts as the principal distributor of a number of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain variable investment options under the policies and under other annuity and life insurance products we offer.

     JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5 and it also maintains offices with us at 197 Clarendon Street, Boston, Massachusetts 02116. JH Distributors is a broker-dealer registered under the Securities Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

     We offer the policies for sale through individuals who are licensed as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with JH Distributors. These broker-dealers may include our affiliate Signator Investors, Inc.

     The aggregate dollar amount of underwriting commissions paid to JH Distributors in 2005, 2004 and 2003 was $487,871,282, $403,619,081, and
$293,120,491, respectively. JH Distributors did not retain any of these amounts during such periods.

     Through JH Distributors, John Hancock USA pays compensation to broker-dealers for the promotion and sale of the policies. The compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to broker-dealers for sale of the policies (not including riders) is not expected to exceed 30% of the target premium paid in the first policy year 1, 5% of target premium paid in years 2-5, and 2.5% of the target premium paid in years 6 and after. Compensation on any premium paid in excess of target premium in any year will not exceed 2.5%. Broker-dealers may also receive a service fee of up to $100 per policy per year, and an asset trail of up to ..10%. The amount and timing of this compensation may differ among broker-dealers, but would not be expected to materially exceed the foreging schedules on a present value basis.

     The registered representative through whom your policy is sold will be compensated pursuant to the registered representative's own arrangement with his or her broker-dealer. Compensation to broker-dealers for the promotion and sale of the policies is not paid directly by policyowners but will be recouped through the fees and charges imposed under the policy.

     Additional compensation and revenue sharing arrangements may be offered to certain broker-dealer firms. The terms of such arrangements may differ among broker-dealer firms we select based on various factors. In general, the arrangements involve three types of payments or any combination thereof:

  . Fixed dollar payments: The amount of these payments varies widely. JH
    Distributors may, for example, make one or more payments in connection with a firm's conferences, seminars or training programs, seminars for the public, advertising and sales campaigns regarding the policies, to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. JH Distributors may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

  . Payments based upon sales: These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. JH Distributors makes these payments on a periodic basis.

  . Payments based upon "assets under management": These payments are based upon a percentage of the policy value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. JH Distributors makes these payments on a periodic basis.

     Signator Investors, Inc. and Essex National Securities, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the policies that they would not receive in connection with the sale of policies issued by unaffiliated companies. Certain unaffiliated financial institutions such as banks may also receive compensation in connection with the sale of our policies sold by registered representatives of Essex National Securities, Inc. on bank premises.

Additional Information About Charges

     A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction. The underwriting process generally includes the obtaining of information concerning your age, medical history, occupation and other personal information. This information is then used to determine the cost of insurance charge.

Reduction In Charges

     The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. John Hancock USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which John Hancock USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modifications, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. John Hancock USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

                               JOHN HANCOCK LIFE
                               INSURANCE COMPANY
                                   (U.S.A.)

                       (Formerly The Manufacturers Life
                          Insurance Company (U.S.A.))

                             Audited Consolidated
                        U.S. GAAP Financial Statements

                                  Years ended
                       December 31, 2005, 2004 and 2003


                         [LOGO OF MANULIFE FINANCIAL]

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

         (FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                 Years ended December 31, 2005, 2004 and 2003

                                   CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......              1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS.....................
   CONSOLIDATED BALANCE SHEETS................................              2
   CONSOLIDATED STATEMENTS OF INCOME..........................              3
   CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY.              4
   CONSOLIDATED STATEMENTS OF CASH FLOWS......................              5
   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.................              7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.))

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

March 21, 2006
Boston, Massachusetts

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED BALANCE SHEETS


As of December 31 (in millions)                                   2005    2004
--------------------------------------------------------------  -------- -------
ASSETS
Investments (note 3):
Securities available-for-sale, at fair value:
   Fixed-maturity (amortized cost: 2005 $11,215; 2004 $10,396)  $ 11,770 $11,188
   Equity (cost: 2005 $478; 2004 $382)                               584     466
Mortgage loans                                                     2,410   2,367
Real estate                                                        1,449   1,450
Policy loans                                                       2,187   2,681
Short-term investments                                               549     436
Other investments                                                     61      57
                                                                -------- -------
TOTAL INVESTMENTS                                                 19,010  18,645
                                                                -------- -------
Cash and cash equivalents                                          2,591   1,482
Deferred acquisition costs (note 5)                                4,112   3,448
Deferred sales inducements (note 5)                                  231     228
Amounts due from affiliates                                        2,395   2,350
Amounts recoverable from reinsurers                                1,201     988
Other assets (Goodwill: 2005 - $54; 2004 - $62)                    1,430   1,044
Separate account assets                                           70,565  57,103
                                                                -------- -------
TOTAL ASSETS                                                    $101,535 $85,288
                                                                ======== =======
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Policyholder liabilities and accruals                           $ 21,873 $21,447
Net deferred tax liabilities (note 6)                                610     569
Amounts due to affiliates                                          2,271     420
Other liabilities                                                  2,089   1,830
Separate account liabilities                                      70,565  57,103
                                                                -------- -------
TOTAL LIABILITIES                                                 97,408  81,369
                                                                ======== =======
Shareholder's Equity:
Capital stock (note 7)                                                 5       5
Additional paid-in capital                                         2,045   2,024
Retained earnings                                                  1,410   1,062
Accumulated other comprehensive income (note 4)                      667     828
                                                                -------- -------
TOTAL SHAREHOLDER'S EQUITY                                         4,127   3,919
                                                                -------- -------
TOTAL LIABILITIES AND SHAREHOLDE R'S EQUITY                     $101,535 $85,288
                                                                ======== =======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF INCOME


For the years ended December 31
(in millions)                                               2005   2004   2003
-------------                                              ------ ------ ------
Revenue:
   Premiums                                                $  870 $  943 $  955
   Fee income                                               1,764  1,369  1,107
   Net investment income                                    1,169  1,148  1,174
   Net realized investment gains                              209    285    160
   Other revenue                                                5      5      5
                                                           ------ ------ ------
TOTAL REVENUE                                               4,017  3,750  3,401
                                                           ------ ------ ------
Benefits and Expenses:
   Policyholder benefits and claims                         1,579  1,687  1,829
   Operating expenses and commissions                         892    715    654
   Amortization of deferred acquisition costs and
     deferred sales inducements                               322    358    227
   Interest expense                                            29     22     46
   Policyholder dividends                                     400    389    377
                                                           ------ ------ ------
TOTAL BENEFITS AND EXPENSES                                 3,222  3,171  3,133
                                                           ------ ------ ------
OPERATING INCOME BEFORE INCOME TAXES AND CHANGE
  IN ACCOUNTING PRINCIPLE                                     795    579    268
                                                           ------ ------ ------
INCOME TAX EXPENSE                                            247    168     77
                                                           ------ ------ ------
INCOME AFTER INCOME TAXES AND BEFORE CHANGE IN
  ACCOUNTING PRINCIPLE                                        548    411    191
                                                           ------ ------ ------
CHANGE IN ACCOUNTING PRINCIPLE                                  -     48      -
                                                           ------ ------ ------
NET INCOME                                                 $  548 $  459 $  191
                                                           ====== ====== ======

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                   Additional          Accumulated Other     Total
                                           Capital  Paid-in   Retained   Comprehensive   Shareholder's
(in millions)                               Stock   Capital   Earnings      Income          Equity
-----------------------------------------  ------- ---------- -------- ----------------- -------------
BALANCE, JANUARY 1, 2003                    $  5     $2,024    $  642      $    511        $  3,182
   Comprehensive income                        -          -       191           282             473
   Dividend to shareholder                     -          -       (80)            -             (80)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2003                     5      2,024       753           793           3,575
   Comprehensive income                        -          -       459            35             494
   Dividend to shareholder                     -          -      (150)            -            (150)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2004                     5      2,024     1,062           828           3,919
   Comprehensive income                        -          -       548          (161)            387
   Capital contribution from shareholder       -         13         -             -              13
   Transactions with affiliates (note 17)      -          8         -             -               8
   Dividend to shareholder                     -          -      (200)            -            (200)
                                            ----     ------    ------      --------        --------
BALANCE, DECEMBER 31, 2005                  $  5     $2,045    $1,410      $    667        $  4,127
                                            ====     ======    ======      ========        ========

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS


 For the years ended December 31,
 (in millions)                                         2005     2004     2003
 --------------------------------------------------- -------  -------  -------
 Net Income                                          $   548  $   459  $   191
 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Net realized gains                                     (209)    (285)    (160)
 Net depreciation, amortization of bond premium
   / discount and other investment related items          54        3       55
 Change in policyholder liabilities and accruals        (165)     521      421
 Deferral of acquisition costs and sales inducements    (976)    (901)    (648)
 Amortization of deferred acquisition costs
   and sales inducements                                 322      358      227
 Increase in deferred tax liability, net                 118      128      143
 Change in accounting principle                           --      (48)      --
 Change in other assets and other liabilities           (320)     152      334
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   OPERATING ACTIVITIES                              $  (628) $   387  $   563
                                                     -------  -------  -------
 Investing Activities:
 Fixed-maturity securities sold, matured or repaid   $ 8,523  $ 9,218  $11,223
 Fixed-maturity securities purchased                  (9,294)  (9,277)  (9,715)
 Equity securities sold                                  153      209      530
 Equity securities purchased                            (261)    (159)    (166)
 Mortgage loans advanced                                (529)    (481)    (564)
 Mortgage loans repaid                                   508      335      307
 Real estate sold                                          9        3       --
 Real estate purchased                                   (35)    (212)    (197)
 Policy loans repaid (advanced), net                     480     (149)    (163)
 Short-term investments, net                            (112)    (170)    (262)
 Other investments, net                                   (6)      --       10
                                                     -------  -------  -------
 NET CASH (USED IN) PROVIDED BY
   INVESTING ACTIVITIES                              $  (564) $  (683) $ 1,003
                                                     -------  -------  -------

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

CONSOLIDATED STATEMENTS OF CASH FLOWS - (CONTINUED)

For the years ended December 31,
(in millions)                                          2005     2004     2003
----------------------------------------------------- ------  -------  -------
Financing Activities:
Capital contribution from shareholder                 $   13        -        -
Net cash transferred related to Taiwan operations
  (note 17)                                              (24)       -        -
Deposits and interest credited to policyholder
  account balances                                     1,803  $ 1,836  $ 1,877
Withdrawals from policyholder account balances          (938)  (1,327)  (1,392)
Unearned revenue                                          49      120       85
Amounts due to (from) affiliates, net                  1,810      155   (1,516)
Principal repayment of amounts due to affiliates
  and shareholder                                         --       --     (416)
Net reinsurance recoverable                             (212)     172      132
Dividend paid to shareholder                            (200)    (150)     (80)
Repaid funds                                              --       --       (2)
                                                      ------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES                                          $2,301  $   806  $(1,312)
                                                      ------  -------  -------
Increase in cash and cash equivalents during the year $1,109  $   510  $   254
Cash and cash equivalents at beginning of year         1,482      972      718
                                                      ------  -------  -------
BALANCE, END OF YEAR                                  $2,591  $ 1,482  $   972
                                                      ======  =======  =======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

1.   ORGANIZATION

     John Hancock Life Insurance Company (U.S.A.) ("JH USA" or the "Company") is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

     JH USA was formerly known as The Manufacturers Life Insurance Company (U.S.A.). As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc., ("JHFS"), the Company changed its name effective January 1, 2005.

     JH USA and its subsidiaries operate in the life insurance industry, offering a broad range of individual insurance, reinsurance, and individual wealth management and group wealth management related products. These products are marketed primarily in the United States.

2.   SIGNIFICANT ACCOUNTING POLICIES

  a) Basis of Presentation

     The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

  b) Recent Accounting Standards

         Statement of Financial Accounting No. 155, Accounting for Certain Hybrid Instruments ("SFAS No. 155")

     In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS No. 155, which is an amendment of FASB Statements No. 133 and
     No. 140, and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying, and eliminating exceptions to the accounting, for them. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS No. 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of Statement 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instruments. SFAS will be effective for all financial instruments acquired or issued in fiscal years beginning after September 15, 2006. The Company is unable to estimate the impact on its consolidated financial position and results of operations of adopting SFAS 155.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

         Statement of Position 05-1 - "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales induced assets from extinguished contracts should no longer be deferred and charged off to expense.

     SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective adoption is not permitted. The Company is not able to estimate the impact on its consolidated financial position and results of operations of adopting SOP 05-1.

         Statement of Financial Standards No. 154 - Accounting Changes and Error Corrections- a replacement of APB opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces APB Opinion
     No. 20, "Accounting Changes", and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements", and which changes the requirements for the accounting for and reporting of a change in accounting principle. This Statement applies to all voluntary changes in accounting principle. It also applies to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

     SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in Opinion 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

     SFAS No. 154 will be effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2)   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

      SFAS No. 123 (revised 2004) - Share Based Payment ("SFAS No. 123(R)")

     In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share Based Payment" (SFAS No. 123(R)), which is a revision of SFAS No. 123, "Accounting for Stock-Based Compensation". SFAS No. 123(R) supersedes APB Opinion No. 25, "Accounting for Stock Issued to Employees", and amends SFAS No. 95, "Statement of Cash Flows". Generally, the approach in SFAS No. 123(R) is similar to the approach described in SFAS No. 123. However, SFAS No. 123(R) requires all share-based payments to employees, including grants of employee stock options, to be recognized in the statements of income based on their fair values. Pro forma disclosure is no longer an alternative.

     The Company adopted the fair-value based method of accounting for share-based payments effective January 1, 2003 using the prospective method described in SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure". The Company uses the Black-Scholes option-pricing model to estimate the value of stock options of its Parent granted to its employees and anticipates continuing to use this model upon the adoption of SFAS No. 123(R), on January 1, 2006.

     Because SFAS No. 123(R) must be applied not only to new awards but to previously granted awards that are not fully vested on the effective date, and because the Company adopted SFAS No. 123 using the prospective transition method (which applied only to awards granted, modified or settled after the adoption date), compensation cost for some previously granted awards that were not recognized under SFAS No. 123 will be recognized under SFAS No. 123(R). However, had the Company adopted SFAS No. 123(R) in prior periods, the impact of that standard would have been immaterial to the financial statements.

        FASB Staff Position 106-2 - Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003("FSP 106-2")

     In May 2004, the FASB issued FSP 106-2. In accordance with FSP 106-2, the Company recorded a $1 decrease in accumulated postretirement benefit obligation for the year ended December 31, 2004.

     On December 8, 2003, President George W. Bush signed into law the bill referenced above, which expanded Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006. The Medicare Prescription Drug Improvement and Modernization Act of 2003 (the Act) provides for special tax-free subsidies to employers that offer plans with qualifying drug coverage beginning in 2006. Since the subsidy provided by the Company to its retirees for prescription drug benefits will clearly meet the criteria for qualifying drug coverage, the Company anticipates that the benefits it pays after 2005 for its retirees will be lower as a result of the new Medicare provisions and has reflected that reduction in the other post-retirement benefit plan liability.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

     FASB Interpretation 46 (revised December 2003 ) - Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51("FIN 46R").

     In December 2003, the FASB issued FIN 46R, which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," ("ARB 51") to certain entities for which controlling financial interests are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities ("VIEs").

     Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires the primary beneficiary of a VIE to consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated.

     In the event additional liabilities are recognized as a result of consolidating any VIEs with which the Company is involved, these additional liabilities would not represent additional claims on the general assets of the Company; rather, they would represent claims against additional assets recognized as a result of consolidating VIEs. Conversely, in the event additional assets are recognized as a result of consolidating VIEs, these additional assets would not represent additional funds which the Company could use to satisfy claims against its general assets, rather they would be used only to settle additional liabilities recognized as a result of consolidating the VIEs.

     This interpretation was effective in 2003 for VIEs created after January 31, 2003 and on January 1, 2004 for all other VIEs. The Company has determined that no VIEs are required to be consolidated under this guidance, and that none of its relationships with VIEs are significant.

     Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders. SOP 03-1 was effective for the Company's consolidated financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $48 (net of tax of $26).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  b) Recent Accounting Standards (continued)

        Financial Accounting Standards Board (FASB) Derivative Implementation Group Statement of Financial Accounting Standards (SFAS) 133
     Implementation Issue No. 36 - "Embedded Derivatives: Bifurcation of a Debt Instrument that Incorporates Both Interest Rate Risk and Credit Rate Risk Exposures that are Unrelated or only Partially Related to the Creditworthiness of the Issuer of that Instrument" ("DIG B36")

     In April 2003, the FASB's Derivative Implementation Group released DIG B36, which addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company's adoption of this guidance effective January 1, 2004 did not have a material impact on its consolidated financial position, results of operations or cash flows.

  c) Investments

     The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Realized gains and losses on sales of securities classified as available-for-sale are recognized in income using the first in first out method, where the securities are deemed to have been sold in the same order as purchased. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected directly in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability. In evaluating whether a decline in fair value is other-than-temporary, the Company considers various factors, including the time and extent to which the fair value has been less than cost, the financial condition and near term prospects of the issuer and whether the debtor is current on contractually obligated interest and principal payments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    c) Investments

       Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

       Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the consolidated statements of income.

       Policy loans are reported at aggregate unpaid balances, which approximate fair value.

       Short-term investments, which include investments with maturities of less than one year and greater than 90 days at the date of acquisition, are reported at amortized cost which approximates fair value.

    d) Derivatives

       All derivative instruments are reported on the consolidated balance sheets at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings.

       For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Changes in the fair value of derivatives are recorded in income, and changes in the fair value of hedged items are recorded in income to the extent the hedge is effective. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is initially recorded in other comprehensive income and is subsequently reflected into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net gains of $5 after tax, included in other comprehensive income as of December 31, 2005, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    e) Cash Equivalents

       The Company considers all highly liquid debt instruments purchased with a remaining maturity of 90 days or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

    f) Deferred Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

       Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2005 the Company's DAC was deemed recoverable.

       The Company currently offers enhanced crediting rates or bonus payments to contractholders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC.

    g) Policyholder Liabilities and Accruals

       Policyholder liabilities for traditional non-participating life insurance policies, reinsurance policies, and accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

       For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized gains associated with the underlying assets.

FOR JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  g) Policyholder Liabilities and Accruals (continued)

     For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

     For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.8%. As of December 31, 2005, participating insurance expressed as a percentage of gross actuarial reserves and account values was 41.2%.

     For those participating policies in force as of September 23, 1999 and as a result of the demutualization of The Manufacturers Life Insurance Company ("MLI"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as a separate "closed block" of business. As of December 31, 2005, $8,743 (2004
     - $9,527) of policyholder liabilities and accruals related to the participating policyholders' accounts were included in the closed block.

     JH USA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends was calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximated the earned amount and fair value as of December 31, 2005.

  h) Separate Accounts

     Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying consolidated financial statements. However, fees charged on separate account policyholder funds are included in revenues of the Company.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  i) Revenue Recognition

     Premiums on long-duration life insurance and reinsurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

     Fee income from annuity contracts, pension contracts, and insurance contracts consists of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

     Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on the ex-dividend date.

  j) Policyholder Benefits and Claims

     Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

  k) Reinsurance

     The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

     The amount recoverable from reinsurers and pertaining to policyholder liabilities is presented as a separate asset on the consolidated balance sheets. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  l) Stock-Based Compensation

     Certain JH USA employees are provided compensation in the form of stock options, deferred share units and restricted share units in MFC, the indirect parent of the Company. Effective January 1, 2003, MFC prospectively changed its accounting policy for employee stock options from the intrinsic value method to the fair value method for awards granted on or after January 1, 2002. As a result, the fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The intrinsic fair value of the restricted share units granted by MFC to JH USA employees is recognized in the accounts of JH USA over the vesting periods of the units. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S generally accepted accounting principles, is recorded in the accounts of JH USA.

  m) Income Taxes

     Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     JH USA joins its indirect parent, Manulife Holdings (Delaware) LLC, and its subsidiaries, with the exception of John Hancock Life Insurance Company of New York ("JH NY"), in filing a consolidated federal income tax return. JH NY files a separate federal income tax return.

     In accordance with the income tax-sharing agreements in effect for the applicable tax years, the Company's income tax provision (or benefit) is computed as if JH USA and the companies filed separate income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to other liabilities. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  n) Foreign Currency Translation

     The consolidated balance sheets of the Company's foreign operations and the Company's non-U.S. dollar investments are translated into U.S. dollars using translation rates in effect at the consolidated balance sheet dates. The consolidated statements of income of the Company's foreign operations are translated into U.S. dollars using average translation rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

  o) Reclassifications

     Certain prior year balances have been reclassified to conform to the current year's presentation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME

  a) Fixed-Maturity and Equity Securities

     As of December 31, 2005, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:

                                               Gross        Gross
                                              Unrealized Unrealized
                             Amortized Cost    Gains       Losses      Fair Value
                             --------------- ----------- ----------  ---------------
As of December 31,            2005    2004   2005  2004  2005  2004   2005    2004
------------------           ------- ------- ----  ----  ----  ----  ------- -------
Fixed-maturity securities:
U.S. government              $ 4,332 $ 3,308 $102  $111  $(35) $ (8) $ 4,399 $ 3,411
Foreign governments            1,019   1,063  221   203     -     -    1,240   1,266
Corporate                      5,723   5,882  321   494   (56)  (14)   5,988   6,362
Mortgage - backed securities     141     143    4     7    (2)   (1)     143     149
                             ------- ------- ----  ----  ----  ----  ------- -------
TOTAL FIXED-MATURITY
  SECURITIES                 $11,215 $10,396 $648  $815  $(93) $(23) $11,770 $11,188
                             ------- ------- ----  ----  ----  ----  ------- -------
EQUITY SECURITIES            $   478 $   382 $113  $ 91  $ (7) $ (7) $   584 $   466
                             ======= ======= ====  ====  ====  ====  ======= =======

     Proceeds from sales of fixed-maturity securities during 2005 were $8,293 (2004 - $8,860; 2003 - $10,986). Gross gains and losses of $214 and $64, respectively, were realized on those sales (2004 - $252 and $123, respectively; 2003 - $251 and $122, respectively). In addition during 2005, other-than-temporary impairments on fixed maturity securities of $0 (2004 - $0; 2003 - $10) were recognized in the consolidated statements of income.

     Proceeds from sales of equity securities during 2005 were $153 (2004 - $209; 2003 - $530). Gross gains and losses of $37 and $8, respectively, were realized on those sales (2004 - $35 and $28, respectively; 2003 - $181 and $147, respectively). In addition, during 2005 other-than-temporary impairments on equity securities of $14 (2004 - $10; 2003 - $51) were recognized in the consolidated statements of income.

     The cost amounts for both fixed-maturity securities and equity securities are net of the other-than-temporary impairment charges.

     As of December 31, 2005, there were 366 (2004 - 114) fixed-income securities that have a gross unrealized loss of $93 (2004 - $23) of which the single largest unrealized loss was $4 (2004 - $2). The Company anticipates that these fixed-income securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these fixed-income securities until they recover or mature.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  a) Fixed-Maturity and Equity Securities (continued)

     As of December 31, 2005, there were 82 (2004 -69 ) equity securities that have a gross unrealized loss of $7 (2004 - $7) of which the single largest unrealized loss is $1 (2004 - $2). The Company anticipates that these equity securities will recover in value.

  Unrealized Losses on Fixed Maturity & Equity Securities - By Investment Age

                                         As of December 31, 2005
                           ---------------------------------------------------
                              Less than 12 months            12 months or more                  Total
                           -------------------------     -------------------------     ----------------------
                            Carrying                      Carrying                      Carrying
                            Value of                      Value of                      Value of
                           Securities                    Securities                    Securities
                           with Gross                    with Gross                    with Gross
                           Unrealized     Unrealized     Unrealized     Unrealized     Unrealized     Unrealized
Description of Securities:    Loss          Losses          Loss          Losses          Loss          Losses
-------------------------- ----------     ----------     ----------     ----------     ----------     ----------
 U.S. government             $1,731          $(31)          $237           $ (6)         $1,968         $ (37)
 Corporate                    1,525           (36)           574            (20)          2,099           (56)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 Total, fixed-maturities      3,256           (67)           811            (26)          4,067           (93)
 Equity securities               37            (4)            22             (3)             59            (7)
                             ------   -      ----    -      ----    -      ----    -     ------   -     -----
 TOTAL                       $3,293          $(71)          $833           $(29)         $4,126         $(100)
                             ======   =      ====    =      ====    =      ====    =     ======   =     =====

The contractual maturities of fixed-maturity securities at December 31, 2005 are shown below:

As of December 31, 2005,                         Amortized Cost   Fair Value
----------------------------------------------   --------------   ----------
Fixed-maturity securities, excluding mortgage-backed securities:

   Due in one year or less....................      $   279        $   277
   Due after one year through five years......        1,040          1,059
   Due after five years through ten years.....        5,042          5,049
   Due after ten years........................        4,713          5,242
Mortgage-backed securities                              141            143
                                                    -------        -------
TOTAL FIXED - MATURITY SECURITIES                   $11,215        $11,770
                                                    =======        =======

Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  b) Mortgage Loans

     Mortgage loans were reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowances for mortgage loan losses were as follows:

                As of December 31,                2005    2004
                ----------------------            ----    ----
                IMPAIRED LOANS                    $ 82    $ 85
                                                  ----    ----
                Allowance, January 1              $ 10    $ 31
                Deductions                          (3)    (21)
                                                  ----    ----
                ALLOWANCE, DECEMBER 31            $  7    $ 10
                                                  ====    ====

     All impaired loans have been provided for and no interest is accrued on impaired loans.

  c) Investment Income

     Income by type of investment was as follows:

            For the years ended
            December 31,                 2005      2004      2003
            -------------------------   ------    ------    ------
            Fixed-maturity securities   $  705    $  692    $  737
            Equity securities               17        16        12
            Mortgage loans                 157       155       149
            Investment real estate          92        86        86
            Other investments              233       230       228
                                        ------    ------    ------
            Gross investment income      1,204     1,179     1,212
            Investment expenses            (35)      (31)      (38)
                                        ------    ------    ------
            NET INVESTMENT INCOME       $1,169    $1,148    $1,174
                                        ======    ======    ======

  d) Significant Equity Interests

     JH USA holds a 27.7% indirect interest in Flex Leasing I, LLC ("Flex I") which is accounted for using the equity method whereby JH USA recognizes its proportionate share of Flex I net income or loss. In 2003, JH USA sold its 19.6% direct interest in Flex Leasing II, LLC ("Flex II"), which also had been accounted for using the equity method, for a realized gain of $1.

     As of September 30, 2005, total assets for Flex I were $283 (2004 - $290; 2003 - $296), and total liabilities were $217 (2004 - $230; 2003 - $237).
     For the year ended September 30, 2005, net loss was $3 (2004 - $3; 2003 - $5).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

  e) Securities Lending

     The Company engages in securities lending to generate additional income. Certain securities from its portfolio are loaned to other institutions for certain periods of time. Collateral, which exceeds the market value of the loaned securities, is deposited by the borrower with the Company and retained by the Company until the underlying security has been returned to the Company. The collateral is reported in cash and other liabilities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. As of December 31, 2005, the Company had loaned securities (which are included in invested assets) with a carrying value and market value of approximately $3,609 and $3,636, respectively (2004 - $2,579 and $2,645, respectively).

4.   COMPREHENSIVE INCOME

  a) Comprehensive income was as follows:

      For the years ended December 31,                    2005     2004    2003
      -----------------------------------------------    -----    -----    -----
      Net income                                         $ 548    $ 459    $ 191
                                                         =====    =====    =====
      Other comprehensive income, net of DAC,
        deferred income taxes and other amounts
        required to satisfy policyholder liabilities:
         Unrealized holding (losses) gains arising
           during the year                                 (29)     118      209
         Minimum pension (liability) asset                 (21)      (1)      24
         Foreign currency translation                        -       57      131
         Less:
             Reclassification adjustment for
               realized gains and losses included
               in net income                               111      139       82
                                                         -----    -----    -----
      Other comprehensive (loss) income                   (161)      35      282
                                                         -----    -----    -----
      COMPREHENSIVE INCOME                               $ 387    $ 494    $ 473
                                                         =====    =====    =====

     Other comprehensive income is reported net of tax (benefit) expense of $(87), $11, and $81 for 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

4.   COMPREHENSIVE INCOME (CONTINUED)

  b) Accumulated other comprehensive income was comprised of the following:

            As of December 31,                        2005     2004
            --------------------------------------   -----    -----
            Unrealized gains :

               Beginning balance                     $ 619    $ 640
               Current period change                  (140)     (21)
                                                     -----    -----
               Ending balance                        $ 479    $ 619
                                                     -----    -----
            Minimum pension liability:

               Beginning balance                     $  (4)   $  (3)
               Current period change                   (21)      (1)
                                                     -----    -----
               Ending balance                        $ (25)   $  (4)
                                                     -----    -----
            Foreign currency translation:

               Beginning balance                     $ 213    $ 156
               Current period change                     -       57
                                                     -----    -----
               Ending balance                        $ 213    $ 213
                                                     -----    -----
            ACCUMULATED OTHER COMPREHENSIVE INCOME   $ 667    $ 828
                                                     =====    =====

  c) Net Unrealized Gains on Securities Available-for-Sale:

     Net unrealized gains on fixed-maturity and equity securities included in other comprehensive income were as follows:

      As of December 31,                                        2005      2004
      ------------------------------------------------------   ------    ------
      Gross unrealized gains                                   $1,201     1,355
      Gross unrealized losses                                    (144)      (56)
      DAC and other amounts required to satisfy policyholder
        liabilities                                              (341)     (349)
      Deferred income taxes                                      (237)     (331)
                                                               ------    ------
      NET UNREALIZED GAINS ON SECURITIES
        AVAILABLE-FOR-SALE                                     $  479    $  619
                                                               ======    ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

5.   DEFERRED ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

     The components of the change in DAC were as follows:

      For the years ended December 31,                         2005       2004
      ----------------------------------------------------   -------    -------
      Balance, January 1                                     $ 3,448    $ 2,939
      Capitalization                                             940        806
      Amortization                                              (293)      (330)
      Transfer of Taiwan operations (note 17)                    (47)
      Change in accounting principle (note 2 a)                              14
      Effect of net unrealized gains on available-for-sale
        securities                                                64         19
                                                             -------    -------
      BALANCE, DECEMBER 31                                   $ 4,112    $ 3,448
                                                             =======    =======

     The components of the change in DSI were as follows:

  For the years ended December 31,                           2005    2004
  -------------------------------------------------------    ----    ----
  Balance, January 1                                         $228    $215
  Capitalization                                               36      41
  Amortization                                                (29)    (28)
  Transfer of Taiwan operations (note 17)                      (4)
                                                             ----    ----
  BALANCE, DECEMBER 31                                       $231    $228
                                                             ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES

     The components of income tax expense were as follows:

      For the years ended December 31, 2005 2004 2003
      -------------------------------- ---- ---- ----
      Current expense (benefit)        $119 $ 40 $(66)
      Deferred expense                  128  128  143
                                       ---- ---- ----
      TOTAL EXPENSE                    $247 $168 $ 77
                                       ==== ==== ====

     Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

     Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The Company's deferred income tax assets and liabilities were as follows:

      Balances as of December 31,                            2005   2004
      ---------------------------                           ------ ------
      Deferred tax assets:
         Differences in computing policy reserves           $  777 $  704
         Investments                                             6      -
         Policyholder dividends payable                         11      -
         Net operating loss                                      -     69
         Other deferred tax assets                             176    113
                                                            ------ ------
      Deferred tax assets                                   $  970 $  886
                                                            ------ ------
      Deferred tax liabilities:
         Deferred acquisition costs                         $  889 $  735
         Unrealized gains on securities available-for-sale     364    465
         Premiums receivable                                    23     23
         Investments                                           283    229
         Reinsurance                                            20      2
         Other deferred tax liabilities                          1      1
                                                            ------ ------
      Deferred tax liabilities                              $1,580 $1,455
                                                            ------ ------
      NET DEFERRED TAX LIABILITIES                          $  610 $  569
                                                            ====== ======

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

6.   INCOME TAXES (CONTINUED)

     As of December 31, 2005, the Company had utilized all available operating loss carry forwards from prior years. As of December 31, 2005, the Company had $26 of tax credits available with no expiration date. As of December 31, 2004 and December 31, 2003, the Company had operating loss carry forwards of $198 and $508, respectively, and $4 and $3, respectively, of tax credits.

     The Company made income tax payments of $66, $4, and $5 in 2005, 2004, and 2003, respectively.

7.   SHAREHOLDER'S EQUITY

     Capital stock is comprised of the following:

                                                           2005 2004
                                                           ---- ----
         Authorized:
            50,000,000 Preferred shares, Par value $ 1.00    -    -
            50,000,000 Common shares, Par value $ 1.00       -    -
         Issued and outstanding:
            100,000 Preferred shares                         -    -
            4,728,934 Common shares                         $5   $5

     JH USA and its life insurance subsidiary are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

     Net income and capital and surplus, as determined in accordance with U.S.statutory accounting principles for JH USA and its life insurance subsidiary were as follows:

                                                 US Statutory Basis
     For the years ended December 31,       2005        2004        2003
     --------------------------------       ---- ------------------ ----
     John Hancock Life Insurance Company
       (U.S.A.):
        Net income                          $ 11       $  304       $289
        Capital and surplus                  945        1,165        954

     John Hancock Life Insurance Company of
       New York:
        Net income                          $ 13       $   21       $  2
        Capital and surplus                  101           51         52

     As a result of the demutualization of MLI there are regulatory restrictions on the amounts of participating profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

     As of December 31, 2005, assets in the amount of $9 (2004-$7) were on deposit with government authorities or trustees as required by law.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS

  a) Employee Retirement Plans

     The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" (the "Plan").

     Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

     Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum.

     Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

     As of December 31, 2005 and 2004, the projected benefit obligation to the participants of the Plan was $85 (2004-$78), and the accumulated benefit obligation was $74 (2004-$69) which was based on an assumed interest rate of 5.5% (2004-5.75%). The fair value of the Plan assets totaled $71 as of December 31, 2005 (2004-$74).

     The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" (the "Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. Compensation is not limited and benefits are not restricted by the Internal Revenue Code.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  a) Employee Retirement Plans (continued)

     Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

     Cash balance contribution credits for the Supplemental Plan vary with service, and interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields and 5.25% per annum. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit set by the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he/she would have been entitled to under the Plan's benefit formula except for the pay and benefit limitations in the Internal Revenue Code.

     As of December 31, 2005, the projected benefit obligation to the participants of the Supplemental Plan was $33 (2004 - $28), which was based on an assumed interest rate of 5.5% (2004 - 5.75%).

  b) 401(k) Plan

     The Company sponsors a defined contribution 401(k) savings plan, which is subject to the provisions of the Employee Retirement Income Security Act of 1974. The Company contributed $4 and $2 in 2005 and 2004, respectively.

  c) Post-retirement Benefit Plan

     In addition to the retirement plans, the Company sponsors a post-retirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150,000. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

     The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2005, the benefit obligation of the postretirement benefit plan was $35 (2004 - $30), which was based on an assumed interest rate of 5.5% (2004 - 5.75%). This plan is unfunded. Post-retirement benefit plan expenses for 2005 were $4 (2004 - $3).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

  d) Financial Information regarding the Employee Retirement Plans and the Post-retirement Benefit Plan

     Pension plans based in the United States require annual valuations, with the most recent valuations performed as of January 1, 2005.

     Information applicable to the Employee Retirement Plans and the Post-retirement Benefit Plan as estimated by a consulting actuary for the December 31 year-ends is as follows:

                                                                       Employee    Post-retirement
                                                                      Retirement     Benefit
                                                                         Plans        Plan
                                                                     ------------  --------------
       As of December 31,                                             2005   2004  2005    2004
       ------------------                                            -----  -----  ----    ----
       Change in benefit obligation

       Benefit obligation at beginning of year                       $(106) $(102) $(30)   $(29)
       Service cost                                                     (6)    (5)   (2)     (1)
       Interest cost                                                    (6)    (6)   (2)     (2)
       Actuarial loss                                                   (8)     -    (1)      -
       Plan amendments                                                   -      -    (1)      -
       Impact of Medicare                                                -      -     -       1
       Benefits paid                                                     8      7     1       1
                                                                     -----  -----   ----    ----
       Benefit obligation at end of year                             $(118) $(106) $(35)   $(30)
                                                                     -----  -----   ----    ----
       Change in plan assets
       Fair value of plan assets at beginning of year                $  74  $  71  $  -    $  -
       Actual return on plan assets                                      3      9     -       -
       Employer contribution                                             2      1     1       1
       Benefits paid                                                    (8)    (7)   (1)     (1)
                                                                     -----  -----   ----    ----
       Fair value of plan assets at end of year                         71  $  74  $  -    $  -
                                                                     -----  -----   ----    ----
       Funded status                                                 $ (47) $ (32) $(35)   $(30)
       Unrecognized actuarial loss (gain)                               53     45    (4)     (6)
       Unrecognized prior service cost                                   2      3     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   8  $  16  $(39)   $(36)
                                                                     =====  =====   ====    ====
       Amounts recognized in consolidated balance sheets consist of:
          Prepaid benefit cost                                       $  30  $  36  $  -    $  -
          Accrued benefit liability                                    (63)   (26)  (39)    (37)
          Intangible asset                                               2      -     -       -
          Accumulated other comprehensive income                        38      6     -       -
                                                                     -----  -----   ----    ----
       Net amount recognized                                         $   7  $  16  $(39)   $(37)
                                                                     =====  =====   ====    ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Weighted-average assumptions used to determine net benefit obligation:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------- -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.50% 5.75%  5.50%   5.75%
     Rate of compensation increase                 4.00% 4.00%   N/A     N/A
     Health care trend rate for following year                 10.00%  10.50%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     Weighted-average assumptions used to
       determine net periodic benefit cost:

                                                                   Other
                                                     Pension   Postretirement
                                                    Benefits     Benefits
                                                   ----------  -------------
     As of December 31,                            2005  2004   2005    2004
     ------------------                            ----  ----  -----   -----
     Discount rate                                 5.75% 6.00%  5.75%   6.00%
     Expected return on plan assets                8.25% 8.25%   N/A     N/A
     Rate of compensation increase                 4.00% 5.00%   N/A     N/A
     Health care trend rate for following year                 10.50%  11.00%
     Ultimate trend rate                                        5.00%   5.00%
     Year ultimate rate reached                                 2016    2016

     As of December 31, 2005 and 2004, the accrued post-retirement benefit plan obligation was $35 and $30, respectively. The post-retirement benefit obligation for eligible active employees was $4. The amount of the post-retirement benefit obligation for ineligible active employees was $4. For measurement purposes as of December 31, 2005, a 10.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006 for both pre-65 and post-65 coverage. This rate was assumed to decrease gradually to 5.0% in 2016 and will remain at that level thereafter.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

                                                                       Other
                                                            Pension  Postretirement
                                                           Benefits  Benefits
                                                           --------  --------------
  As of December 31,                                       2005 2004 2005    2004
  ------------------                                       ---- ---- ----    ----
  Components of net periodic benefit cost for plan sponsor
  Service cost                                             $ 6  $ 5  $ 2      $1
  Interest cost                                              6    6    2       2
  Expected return on plan assets                            (5)  (6)   -       -
  Amortization of net transition obligation                  -   (1)   -       -
  Prior service cost amortization                            -    -    1       -
  Actuarial gain/loss amortization                           3    -   (1)      -
  Recognized actuarial loss                                  -    3    -       -
                                                           ---  ---  ---      --
  NET PERIODIC BENEFIT COST                                $10  $ 7  $ 4      $3
                                                           ===  ===  ===      ==

     For the pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, the accumulated benefit obligation, and the fair value of plan assets were $33, $30, and $0, respectively, as of December 31, 2005 and $28, $26 and $0, respectively, as of December 31, 2004.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2005 reported expenses:

                                                        One-Percentage- One-Percentage-Point
                                                        Point Increase        Decrease
                                                        --------------- --------------------
Effect on total of service and interest cost components       $1                $(1)
Effect on post-retirement benefit obligation                  $3                $(2)

     No contributions are anticipated during the next ten years and the expected benefit payments for the next ten years are as follows:

     Projected Employer Pension Benefits Payment

                                 Total      Total
                       Year    Qualified Nonqualified Total
                     --------- --------- ------------ -----
                     2006         $ 6        $ 2       $ 8
                     2007           7          2         9
                     2008           7          2         9
                     2009           7          3        10
                     2010           7          3        10
                     2011-2015     37         15        52

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     Projected Employer Postretirement Benefits Payment (includes Future Service Accruals)

                                   Net of Medicare Part D
          Year      Gross Payments        Subsidy         Net Payments
          ----      -------------- ---------------------- ------------
          2006           $ 2                 $-               $ 2
          2007             2                  -                 2
          2008             2                  -                 2
          2009             2                  -                 2
          2010             2                  -                 2
          2011-2015       13                  1                12

e)   Plan Assets

     The weighted average assets for the Company's U.S. Cash Balance Plan as of December 31, 2005 and December 31, 2004, by asset category were as follows:

                                                                  Plan Assets
                                                                  ----------
     As of December 31,                                           2005  2004
     -----------------------------------------------------------  ----  ----
     Equity Securities                                             65%   63%
     Debt Securities                                               31%   33%
     Real Estate                                                    4%    4%
                                                                  ---   ---
     TOTAL                                                        100%  100%
                                                                  ===   ===

     The primary objective is to maximize the long-term investment return while maintaining an acceptable variability of pension expense without undue risk of loss or impairment. The range of target allocation percentages included a 50% to 80% range for equity securities with a target allocation of 65% and a range of 20% to 50% for debt securities with a target allocation of 35%. In addition, while there is no set target allocation, real estate is also included as an investment vehicle. To the extent an asset class exceeds its maximum allocation, the Company shall determine appropriate steps, as it deems necessary, to rebalance the asset class. To the extent that any portion of the assets is managed by one or more fund managers, each manager will employ security selection and asset mix strategies to try to add value to the returns that would otherwise be earned by the alternative of passively managing the fund assets.

     Overall Guidelines

     . No more than 5% of the market value of the total assets can be invested in any one company's securities.

     . No more than 5% of a corporation's outstanding issues in a given security class may be purchased.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

8.   PENSION AND OTHER POST-EMPLOYMENT BENEFITS (CONTINUED)

     . No more than 25% of the market value of the portfolio can be invested in one industry sector unless authorized by the U.S. Retirement Committee (managers may employ any acceptable industry classification approach). This restriction does not apply to investments made in U.S. Government securities.

     . Futures, covered options or any other derivative investments may be used for hedging or defensive purposes only. Use of these investments to leverage the portfolio is prohibited.

     . Investments in securities of the investment manager, custodian or any other security which would be considered a non-exempt prohibited transaction or a self-dealing transaction under the Employee Retirement Income Security Act are prohibited.

     . Each fund manager will maintain a fully invested (5% or less in cash equivalents) portfolio according to the mandate mutually agreed to by the fund manager and the U.S. Retirement Committee. Any exceptions to this must be agreed to in writing by the U.S. Retirement Committee.

         The information that follows shows supplemental information for the Company's defined benefit pension plans. Certain key summary data is shown separately for qualified plans and non-qualified plans.

Obligations and Funded Status:

                                                                       Years Ended December 31,
                                                       --------------------------------------------------------
                                                                   2005                         2004
                                                       ---------------------------  ---------------------------
                                                       Qualified Nonqualified       Qualified Nonqualified
                                                         Plans      Plans     Total   Plans      Plans     Total
                                                       --------- ------------ ----- --------- ------------ -----
Benefit obligation at the end of year                    $ 85        $ 33     $118     $78        $ 28     $106
Fair value of plan assets at end of year                   71           -       71      74           -       74
Funded status (assets less obligations)                   (14)        (33)     (47)     (4)        (28)     (32)
Unrecognized net actuarial loss                            42          11       53      38           7       45
Unrecognized prior service cost                             2           -        2       2           1        3
                                                         ----        ----     ----     ---        ----     ----
Prepaid (accrued) benefit cost                           $ 30        $(22)    $  8     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost                                     $ 30           -     $ 30     $36           -     $ 36
Accrued benefit liability including minimum liability     (33)       $(30)     (63)      -        $(26)     (26)
Intangible asset                                            2           -        2       -           -        -
Accumulated other comprehensive income                     31           7       38       -           6        6
                                                         ----        ----     ----     ---        ----     ----
Net amount recognized                                    $ 30        $(23)    $  7     $36        $(20)    $ 16
                                                         ====        ====     ====     ===        ====     ====
Components of net periodic benefit cost:
Service cost                                             $  5        $  1     $  6     $ 4        $  1     $  5
Interest cost                                               4           2        6       4           2        6
Expected return on plan assets                             (6)          -       (6)     (6)          -       (6)
Amortization of transition asset                            -           -        -      (1)          -       (1)
Actuarial (gain)/loss amortization                          3           1        4       3           -        3
                                                         ----        ----     ----     ---        ----     ----
Net periodic benefit cost                                $  6        $  4     $ 10     $ 4        $  3     $  7
                                                         ====        ====     ====     ===        ====     ====

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLYTHE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($in millions unless otherwise stated)

9.   STOCK BASED COMPENSATION

There are no stock based compensation plans involving stock of JH USA. However, employees of JH USA participate in the Executive Stock Option Plan of MFC (the "ESOP"). Under this plan, stock options are periodically granted to selected individuals. The stock options provide the holder with the right to purchase common shares at an exchange price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. In 2000, MFC also granted deferred share units (the "DSUs") to certain employees under the ESOP. The DSUs vested over a four-year period and each unit entitles the holder to receive one common share of MFC on retirement or termination of employment. The DSUs attract dividends in the form of additional DSUs at the same rate as dividends on the common shares of MFC. In 2005, DSUs were issued to certain employees who elected to defer their annual bonus, in part or otherwise, under the ESOP. These DSUs vested immediately upon grant and entitle the holder to receive payment equal to the value of the same number of common shares plus credited dividends upon retirement or termination of employment. No DSUs were granted during 2004. JH USA recorded compensation expense for the year ended December 31, 2005 of $5 related to DSUs granted by MFC to its employees (2004 - $2; 2003 - $1).

Effective January 1, 2001, MFC established the Global Share Ownership Plan (the "GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors in which JH USA employees can participate. Under this plan, qualifying employees of JH USA can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match 50% of the employee's eligible contributions to certain maximums. The MFC contributions vest immediately. All contributions will be used by the plan's trustee to purchase common shares in the open market. Amounts matched by MFC in respect of JH USA employees are charged and expensed to JH USA via the service agreement between JH USA and MFC.

In 2003, MFC established a new Restricted Share Unit ("RSU") plan. For the year ended December 31, 2005, RSUs were granted to certain eligible employees under this plan. RSUs represent phantom common shares of MFC that entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest at the end of three years, subject to performance conditions, and the related compensation expense is recognized. The Company recorded compensation expense related to RSUs of $28 for the year ended December 31, 2005 (2004 - $3; 2003 - $1).

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS

The fair value of derivative instruments classified as assets as of December 31, 2005 and 2004 was $8 and $26, respectively, and is reported on the consolidated balance sheets in other assets.

The fair value of derivative instruments classified as liabilities as of December 31, 2005 and 2004 was $41 and $43, respectively, and is reported on the consolidated balance sheets in other liabilities.

Fair Value Hedges. The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency arising from its balance sheet assets and liabilities. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency.

For the year ended December 31, 2005, the Company recognized a net loss of $0 (2004 - $1; 2003 - $2) related to the ineffective portion of its fair value cross currency hedges.

Cash Flow Hedges. The Company uses interest rate swaps to hedge variable cash flows arising from floating-rate assets held on the balance sheet. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and either party makes principal payments.

The Company uses cross currency swaps to manage exposures to foreign currency and variable interest rates arising from its on-balance sheet assets. Cross currency swaps involve an initial and final exchange of principal amounts between parties as well as the exchange of fixed or floating interest payments in one currency for the receipt of fixed or floating interest payments in another currency. The Company uses foreign currency forward contracts to hedge foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. These foreign currency contracts qualify as cash flow hedges of foreign currency expenses.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

10.  DERIVATIVES AND HEDGING INSTRUMENTS (CONTINUED)

Derivatives Not Designated as Hedging Instruments. The Company uses interest rate swaps, interest rate floors, and cross currency swaps to reduce exposure to interest rates and foreign exchange arising from on-balance sheet assets without designating the derivatives as hedging instruments. Interest rate floors involve an initial payment/receipt of premium as well as potential interest payments depending on interest rate movements.

Outstanding derivative instruments were as follows:

                                             Notional or      Carrying
                                            Contract Amounts    Value    Fair Value
                                            ---------------- ----------  ----------
As of December 31,                           2005     2004   2005  2004  2005  2004
-------------------------------------------  ------  ------  ----  ----  ----  ----
Interest rate and currency swaps and floors $1,694   $1,491  $(39) $(41) $(39) $(41)
Interest rate options written                   12       12     -    (1)    -    (1)
Equity contracts                                 5        3     -     -     -     -
Currency forwards                              258      356     6    25     6    25
                                             ------  ------  ----  ----  ----  ----
TOTAL DERIVATIVES                           $1,969   $1,862  $(33) $(17) $(33) $(17)
                                             ======  ======  ====  ====  ====  ====

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and the estimated fair values of the Company's financial instruments as of December 31 were as follows:

                                             Carrying Value    Fair Value
                                             --------------- ---------------
    As of December 31,                        2005    2004    2005    2004
    ---------------------------------------  ------- ------- ------- -------
    Assets:
       Fixed-maturity and equity securities  $12,354 $11,654 $12,354 $11,654
       Mortgage loans                          2,410   2,367   2,475   2,516
       Policy loans                            2,187   2,681   2,187   2,681
       Short-term investments                    549     436     549     436
       Derivative financial instruments            8      26       8      26
    Liabilities:
       Insurance investment contracts          2,355   2,337   2,322   2,309
       Derivative financial instruments           41      43      41      43

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following methods and assumptions were used to estimate the fair values of the above financial instruments:

     Fixed-maturity and equity securities: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of fixed-maturity private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     Mortgage loans: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

     Policy loans: Carrying values approximate fair values.

     Short-term investments: Fair values of short-term investments were based on quoted market prices.

     Insurance investment contracts: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

     Derivative financial instruments: Fair values of derivative financial instruments were based on current settlement values. These values were based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

12.  RELATED PARTY TRANSACTIONS

     The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $352 in 2005 (2004 - $281; 2003 - $254).

     There are two service agreements, both effective as of April 28, 2004, between the Company and John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other JHLICO provides services to the Company. In both cases the Provider of the services can also employ a "Provider Affiliate" to provide services. In the case of the service agreement where JHLICO provides services to the Company, a "Provider Affiliate" means JHLICO's parent, JHFS, and its direct and indirect subsidiaries.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     During 2005, the Company paid dividends of $200 to its shareholder, The Manufacturers Investment Corporation ("MIC"). During 2005, the Company received dividends of $165 from its subsidiary, John Hancock Investment Management Services, LLC ("JHIMS") and dividends of $89 from another subsidiary, John Hancock Distributors, LLC ("JHD").

     MFC also provides a claims paying guarantee to certain U.S. policyholders.

     On December 20, 2002, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited (Bermuda) (MRL), an affiliated company, to reinsure a block of variable annuity business. The contract reinsures all risks; however, the primary risk reinsured is investment and lapse risk with only limited coverage of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the agreement, the Company received a ceding commission of $338 in 2005 (2004 - $169; 2003 - $123), which was classified as unearned revenue and reported in other liabilities. The amount is being amortized to income as payments are made to MRL. The balance of this unearned revenue as of December 31, 2005 was $423 (2004 - $374).

     On September 23, 1997, the Company entered into a reinsurance agreement with MRL to reinsure a closed block of participating life insurance business. On December 31, 2003, the Company recaptured the reinsurance agreement. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. As a result of the early termination of the treaty, the company paid MRL a termination fee of $21, which was reported as a reduction of other revenue in 2003.

     On December 31, 2003, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited (MRBL), to reinsure 90% of the non-reinsured risk of the closed block of participating life insurance business. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRBL under the terms of the agreement. Included in amounts due from affiliates was $2,469 (2004 - $2,371) representing the receivable from MRBL for the transferred assets, which are accounted for in a similar manner as invested assets available-for-sale.

     Pursuant to a promissory note issued December 19, 2000 and to a Credit Agreement of the same date, the Company borrowed $250 from an affiliate, Manulife Hungary Holdings KFT ("MHHL"). The maturity date with respect to this note is 365 days following the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equivalent to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005. On December 30, 2002, the Company repaid $176 of the original principal balance. The principal balance outstanding as of December 31, 2005 and 2004 was $74.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     Pursuant to a promissory note issued August 7, 2001 and to a Credit Agreement of the same date, the Company borrowed $4 from MHHL. The maturity date with respect to this note is 365 days after the date of the borrowing; however, the note is normally renegotiated at each anniversary date. Interest is calculated at a fluctuating rate equal to 3-month LIBOR plus 25 basis points and is payable quarterly. The interest rate was 4.77% as of December 31, 2005.

     During 1997 and 1998, the Company issued four surplus debentures for $390 with interest rates ranging from 7.93% to 8.10% per annum to MIC. During 2002, a partial principal repayment of $20 on one of the debentures was made. On December 31, 2003, with the approval of the Michigan Division of Insurance by letter dated December 23, 2003, the Company repaid the total remaining principal of $370 to MIC plus accrued interest of $12. Total interest paid was $31 for 2003. No amount was owed to MIC as of December 31, 2005 or 2004.

     Pursuant to a promissory note dated May 7, 1999, ENNAL Inc., a wholly owned non-life subsidiary of the Company, loaned U.S. $83 (Cdn. $125) to MLI. Interest was calculated at a rate of 5.6% per annum and was payable annually on December 15. The principal balance was collected on December 15, 2003, resulting in a foreign exchange gain of $10, which was recorded as a realized investment gain.

     As of December 31, 2005 and 2004, the Company had one inter-company note receivable from MRL with a carrying value of $18. The loan matures on May 11, 2006 and bears interest at a floating 3-month LIBOR plus 60 basis points. The interest rate as of December 31, 2005 was 5.09%.

     The Company has two liquidity pools in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in two Liquidity Pool and Loan Facility Agreements. The first agreement, effective May 28, 2004, is between the Company and various MFC affiliates. The second Liquidity Pool Agreement, effective May 27, 2005, allows John Hancock Financial Services, Inc., and subsidiaries (JHFS) acquired as a result of the 2004 merger with MFC to also participate in the arrangement. The maximum aggregate amount that the Company can accept into these Liquidity Pools is $2.5 billion. By acting as the banker the Company can earn a spread over the amount it pays its affiliates and this aggregation and resulting economies of scale allows the affiliates to improve the investment return on their excess cash. Interest payable on the funds will be reset daily to the one-month U.S. Dollar London Inter-Bank Bid ("LIBID").

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

12.  RELATED PARTY TRANSACTIONS (CONTINUED)

     The following table exhibits the affiliates and their participation in the Company's liquidity pools:

                                                  December 31, December 31,
     Affiliate                                        2005         2004
     ---------                                    ------------ ------------
     Manulife Investment Corporation                $    78       $  51
     Manulife Reinsurance Ltd                            46          65
     Manulife Reinsurance (Bermuda) Ltd                  74         222
     Manulife Hungary Holdings KFT                       20           4
     Manulife Insurance Company                          15
     John Hancock Life Insurance Company              1,500
     John Hancock Variable Life Insurance Company       136
     John Hancock Reassurance Co, Ltd.                  224
     John Hancock Financial Services, Inc.               82
     The Berkeley Financial Group, LLC                    8
     John Hancock Signature Services, Inc.                9
                                                    -------       -----
     Total                                          $ 2,192       $ 342
                                                    =======       =====

     The balances above are reported on the consolidated balance sheets as amounts due to affiliates.

13.  REINSURANCE

     In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

     Reinsurance premiums are included in premium revenue as follows:

      For the years ended December 31,               2005   2004    2003
      --------------------------------              -----  -----  -------
      Direct premiums                               $ 865  $ 900  $ 1,011
      Reinsurance assumed                             329    335      309
      Reinsurance ceded                              (324)  (292)    (365)
                                                    -----  -----  -------
      TOTAL PREMIUMS                                $ 870  $ 943  $   955
                                                    =====  =====  =======

     Reinsurance recoveries on ceded reinsurance contracts were $336, $281 and $309 during 2005, 2004 and 2003, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS

     The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

     During 2005 and 2004, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of the variable annuity contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenue, while changes in liabilities for minimum guarantees are included in policyholder benefits in the Company's consolidated statements of income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the Company's consolidated statements of income.

     The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contractholder either (a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2005, 44% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 56% on a proportional basis.

     In May 1998 the Company introduced a Guaranteed Income Benefit Rider
     (GRIP), which provided a guaranteed minimum annuity payout if the policyholder elected to annuitize after holding the policy for at least 7 years. In 2001, the GRIP rider was replaced by a newer version, GRIP II, which required a 10 year waiting period and charged a higher ride fee. GRIP III, which replaced GRIP II after May, 2003, provided a less generous benefit base with a higher rider charge. The Company discontinued sales of GRIP III riders in 2005.

     In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider (GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     As of December 31, 2005 and 2004, the Company had the following variable contracts with guarantees:

As of December 31,                                                     2005     2004
------------------                                                   -------  -------
Return of net deposits
   Account value                                                     $ 6,976  $ 4,093
   Net amount at risk - gross                                        $     7  $    11
   Net amount at risk - net                                          $     1  $     2

Return of net deposits plus a minimum return
   Account value                                                     $   842  $   896
   Net amount at risk - gross                                        $   176  $   178
   Net amount at risk - net                                                -  $     1
   Guaranteed minimum return rate                                          5%       5%

Highest anniversary account value minus withdrawals post-anniversary
   Account value                                                     $26,828  $22,637
   Net amount at risk - gross                                        $ 1,865  $ 2,275
   Net amount at risk - net                                          $    81  $    90

Guaranteed Minimum Income Benefit
   Account value                                                     $11,477  $11,420
   Net amount at risk - gross                                        $ 1,332  $ 1,277
   Net amount at risk - net                                          $    25  $    21

Guaranteed Minimum Withdrawal Benefit
   Account value                                                     $10,179  $ 3,187
   Net amount at risk - gross                                        $     3        -
   Net amount at risk - net                                          $     3        -

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     (Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the consolidated balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level. The table above shows the net amount at risk both gross and net of reinsurance.

     For purposes of modeling risk, account balances of variable contracts with guarantees have been allocated to Separate Account mutual funds with the following characteristics (dollars in billions), as of December 31, 2005 and 2004, respectively:

                                                                 December 31, December 31,
    Asset Class                         Index                        2005         2004
-------------------- ------------------------------------------- ------------ ------------
Large Cap Equity     S&P 500                                         9.90         9.65
High Quality Bond    Ibbottson US Intermediate Term Gov't Bond       4.31         1.93
High Yield Bond      Ibbottson Domestic High Yield Bond               .58         0.72
Balanced             60% Large Cap Equity, 40% High Quality Bond    14.35         8.58
Small Cap Equity     Ibbottson US Small Cap Stock                    3.37         4.02
International Equity MSCI EAFE                                       1.31         1.18
Global Equity        MSCI World                                       .56         0.38
Real Estate          NAREIT                                           .32         0.35

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

14.  CERTAIN SEPARATE ACCOUNTS (CONTINUED)

     The reserve roll forwards for the separate accounts as of December 31, 2005 and 2004 are shown below:

                                                                       Guaranteed
                                         Guaranteed     Guaranteed      Minimum
                                       Minimum Death  Minimum Income   Withdrawal
                                       Benefit (GMDB) Benefit (GMIB) Benefit (GMWB) Totals
                                       -------------- -------------- -------------- ------
      Balance at January 1, 2004            $ 66          $  136         $   -      $  202
      Incurred Guarantee Benefits            (42)              -             -         (42)
      Other Reserve Changes                   41             (15)          (24)          2
      Balance at December 31, 2004            65             121           (24)        162
      Reinsurance Recoverable                 26             194             -         220
      Net Balance at December 31, 2004      $ 39          $  (73)        $ (24)     $  (58)

      Balance at January 1, 2005            $ 65          $  121         $ (24)     $  162
      Incurred Guarantee Benefits            (81)              -             -         (81)
      Other Reserve Changes                   91              48            10         149
      Balance at December 31, 2005            75             169           (14)        230
      Reinsurance Recoverable                 36             356             -         392
      Net Balance at December 31, 2005      $ 39          $ (187)        $ (14)     $ (162)

     The gross reserves for both GMDB and GMIB were determined using SOP 03-1, whereas the gross reserve for GMWB was determined according to SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts:

     . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 purposes, risk neutral scenarios have been used.

     . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

     .   Annuity mortality was assumed to be 90% of the Annuity 2000 table.

     . Annuity lapse rates vary by contract type and duration and range from 1 percent to 45 percent.

     .   Partial withdrawal rates are approximately 4% per year.

     . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and 5.0% for SFAS 133 calculations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

15.  CONTINGENCIES AND COMMITMENTS

     The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission, the National Association of Securities Dealers, Inc. and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. As with many other companies in the financial services industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial service companies by various agencies into practices, policies and procedures relating to trading in mutual fund shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

     As of December 31, 2005, the Company had outstanding commitments involving nine mortgage applications in the United States for a total of $38 to be disbursed in 2006.

     During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease agreement provide for adjustments in future periods. The minimum aggregate rental commitments on the ground lease together with other rental office space commitments for the next five years are as follows:

                     Year                           Amount
                     -----------------------------  ------
                        2006                         $ 14
                        2007                           12
                        2008                            9
                        2009                            5
                        2010                            3
                     Thereafter                         9
                                                     ----
                     Total                           $ 52
                                                     ----

     There were no other material operating leases in existence at the end of 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION

     The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

     Protection Segment. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

     Wealth Management Segment. Offers individual fixed and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

     The following tables summarize selected financial information by segment for the periods indicated:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2005:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,207   $  1,225   $   207    $  2,639
   Net investment income                                           723        220       226       1,169
   Net realized investment and other gains                          92         32        85         209
                                                              --------   --------   -------    --------
   Revenues                                                   $  2,022   $  1,477   $   518    $  4,017
                                                              ========   ========   =======    ========
Net Income:                                                   $    151   $    272   $   125    $    548
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       38          38
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $     74   $    243         5         322
   Interest expense                                                            26         3          29
   Income tax expense                                               81         95        71         247
   Segment assets                                             $ 17,675   $ 76,219   $ 7,641    $101,535

For the year ended December 31, 2004:
                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $  1,095   $    931   $   291    $  2,317
   Net investment income                                           713        230       205       1,148
   Net realized investment and other gains                         184         52        49         285
                                                              --------   --------   -------    --------
   Revenues                                                   $  1,992   $  1,213   $   545    $  3,750
                                                              ========   ========   =======    ========
Net Income:                                                   $    161   $    131   $   167    $    459
                                                              ========   ========   =======    ========
Supplemental Information:
   Equity in net income of investees accounted for by the
     equity method                                                                  $     1    $      1
   Carrying value of investments accounted for by the
     equity method                                                                       42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $    150   $    194        14         358
   Interest expense                                                            20         2          22
   Income tax expense                                               53         21        94         168
   Segment assets                                             $ 16,785   $ 62,662   $ 5,841    $ 85,288

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(FORMERLY THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.))

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                          DECEMBER 31, 2005 AND 2004
                    ($ in millions unless otherwise stated)

16.  SEGMENT INFORMATION (CONTINUED)

For the year ended December 31, 2003:

                                                                          Wealth   Corporate
                                                             Protection Management and Other Consolidated
                                                             ---------- ---------- --------- ------------
Revenues:
   Revenues from external customers                           $ 1,079    $   740    $  248     $ 2,067
   Net investment income                                          717        237       220       1,174
   Net realized investment and other gains                         43         19        98         160
                                                              -------    -------    ------     -------
   Revenues                                                   $ 1,839    $   996    $  566     $ 3,401
                                                              =======    =======    ======     =======
Net Income:                                                   $    29    $    52    $  110     $   191
                                                              =======    =======    ======     =======
Supplemental Information:

   Equity in net income of investees accounted for by the
     equity method                                                                  $    8     $     8
   Carrying value of investments accounted for by the
     equity method                                                                      42          42
   Amortization of deferred acquisition costs and deferred
     sales inducements                                        $   100    $   112        15         227
   Interest expense                                                           13        33          46
   Income tax expense (benefit)                                    19         (7)       65          77
   Segment assets                                             $14,822    $49,559    $5,296     $69,677

17. TAIWAN BRANCH TRANSFER (AND SUBSEQUENT REINSURANCE OF TAIWAN BUSINESS BACK TO THE COMPANY)

     Effective January 1, 2005, the Company transferred its Taiwan branch operations to an affiliate, Manulife (International) Limited (MIL). Assets of $295 and liabilities of $176 were transferred. The loss on the intercompany transfer of $77 (net of tax benefit of $42) was accounted for as a transaction between entities under common control and recorded as a reduction to additional paid-in capital.

     During the fourth quarter of 2005 a block of business of the Taiwan branch was transferred back to the Company through reinsurance, in two steps. First MIL entered into a modified coinsurance agreement with an affiliate, Manufacturers Life Reinsurance Limited (MLRL), transferring the business to MLRL. Then MLRL entered into a modified coinsurance agreement with the Company, transferring the business to the Company. The Company recorded reinsurance recoverable of $152, assumed policyholder liabilities of $123, and received a ceding commission of $102. These transactions were also accounted for as transactions between entities under common control, and the gain of $85 (net of tax expense of $46) was recorded as an increase to additional paid-in capital.

     The net effect on the Company's additional paid-in capital for the transfer and reinsurance of the Taiwan branch business was an increase of $8.

     Subsequent to the transfer it was determined that reserves on the Taiwan business needed to be strengthened by $10 (net of tax benefit of $5). This activity has been reported in the Company's 2005 consolidated statement of income.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT N
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

Audited Financial Statements

Years ended December 31, 2005 and 2004 with Report of Independent Registered Public Accounting Firm

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                             Financial Statements

                    Years ended December 31, 2005 and 2004

                                   Contents

Report of Independent Registered Public Accounting Firm........             1

Financial Statements

Statement of Assets and Contract Owners' Equity................             3
Statements of Operations and Changes in Contract Owners' Equity             5
Notes to Financial Statements..................................            39

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account N
(Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

We have audited the accompanying statement of assets and contract owners' equity of John Hancock Life Insurance Company (U.S.A.) Separate Account N (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) (comprising of the 500 Index Trust, 500 Index Trust B, Active Bond Trust, Aggressive Growth Trust, All Asset Portfolio, All Cap Core Trust, All Cap Growth Trust, All Cap Value Trust, American Blue Chip Income and Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Classic Value Trust, Core Bond Trust, Core Equity Trust, Diversified Bond Trust, Dynamic Growth Trust, Emerging Growth Trust, Emerging Small Company Trust, Equity-Income Trust, Equity Index Trust, Financial Services Trust, Fundamental Value Trust, Global Trust, Global Allocation Trust, Global Bond Trust, Growth & Income Trust, Health Sciences Trust, High Yield Trust, Income & Value Trust, International Equity Index Trust B, International Opportunities Trust, International Small Cap Trust, International Stock Trust, International Value Trust, Investment Quality Bond Trust, Large Cap Trust, Large Cap Growth Trust, Large Cap Value Trust, Lifestyle Aggressive 1000 Trust, Lifestyle Balanced 640 Trust, Lifestyle Conservative 280 Trust, Lifestyle Growth 820 Trust, Lifestyle Moderate 460 Trust, Mid Cap Core Trust, Mid Cap Index Trust, Mid Cap Stock Trust, Mid Cap Value Trust, Money Market Trust, Natural Resources Trust, Overseas Trust, Pacific Rim Trust, Quantitative All Cap Trust, Quantitative Mid Cap Trust, Quantitative Value Trust, Real Estate Securities Trust, Real Return Bond Trust, Science & Technology Trust, Small Cap Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Company Trust, Small Company Blend Trust, Small Company Value Trust, Special Value Trust, Strategic Bond Trust, Strategic Growth Trust, Strategic Income Trust, Strategic Opportunities Trust, Strategic Value Trust, Total Return Trust, Total Stock Market Index Trust, U.S. Global Leaders Growth Trust, U.S. Government Securities Trust, U.S. Large Cap Trust, Utilities Trust, and Value Trust sub-accounts) of John Hancock Life Insurance Company (U.S.A.), (formerly The Manufacturers Life Insurance Company (U.S.A.)) as of December 31, 2005, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company (U.S.A.) Separate Account N (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) at December 31, 2005, and the results of their operations and the changes in their contract owners' equity for each of the two years in the period then ended and the financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.

                                                          Ernet & Young LLP

Toronto, Canada
March 24, 2006

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                Statement of Assets and Contract Owners' Equity

                               December 31, 2005

Assets
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly Manufacturers Investment Trust) portfolios:
       500 Index Trust Series 1 - 1,039,465 shares (cost $10,646,873)                                 $11,226,224
       500 Index Trust B Series 0 - 1,412,291 shares (cost $21,222,891)                                22,413,056
       Active Bond Trust Series 1 - 428,105 shares (cost $4,124,591)                                    4,165,458
       Aggressive Growth Trust Series 1                                                                         -
       All Cap Core Trust Series 1 - 178,268 shares (cost $2,485,900)                                   3,066,213
       All Cap Growth Trust Series 1 - 464,580 shares (cost $6,674,004)                                 7,772,423
       All Cap Value Trust Series 1 - 116,050 shares (cost $1,547,665)                                  1,705,935
       American Blue Chip Income and Growth Trust Series 1-145,332 shares (cost $2,328,545)             2,325,308
       American Growth Trust Series 1 - 1,310,767 shares (cost $23,849)                                26,189,118
       American Growth-Income Trust Series 1 - 153,009 shares (cost $2,510,100)                         2,725,094
       American International Trust Series 1 - 711,472 shares (cost $13,546,390)                       15,253,954
       Blue Chip Growth Trust Series 1 - 1,660,822 shares (cost $26,053,308)                           29,446,370
       Capital Appreciation Trust Series 1 - 215,256 shares (cost $1,872,310)                           2,156,867
       Classic Value Trust Series 1 - 30,169 shares (cost $447,459)                                       433,522
       Core Bond Trust Series 1 - 6 shares (cost $71)                                                          72
       Core Equity Trust Series 1 - 18,875 shares (cost $265,727)                                         284,444
       Diversified Bond Trust Series 1                                                                          -
       Dynamic Growth Trust Series 1 - 751,626 shares (cost $3,646,573)                                 4,088,844
       Emerging Growth Trust Series 1 - 16,933 shares (cost $302,455)                                     300,058
       Emerging Small Company Trust Series 1 - 1,687,063 shares (cost $48,686,141)                     50,949,308
       Equity-Income Trust Series 1 - 2,147,432 shares (cost $34,034,751)                              36,227,178
       Equity Index Trust Series 1                                                                              -
       Financial Services Trust Series 1 - 30,453 shares (cost $404,090)                                  466,240
       Fundamental Value Trust Series 1 - 192,163 shares (cost $2,658,031)                              2,943,943
       Global Trust Series 1 - 278,927 shares (cost $3,908,397)                                         4,510,252
       Global Allocation Trust Series 1 - 27,805 shares (cost $296,027)                                   316,420
       Global Bond Trust Series 1 - 364,261 shares (cost $5,417,507)                                    5,234,432
       Growth & Income Trust Series 1 - 694,689 shares (cost $15,029,395)                              15,776,383
       Health Sciences Trust Series 1 - 286,696 shares (cost $4,050,761)                                4,584,275
       High Yield Trust Series 1 - 1,637,465 shares (cost $16,524,028)                                 16,898,635
       Income & Value Trust Series 1 - 2,239,199 shares (cost $23,270,927)                             25,459,694
       International Equity Index Trust B Series 1 - 343,756 shares (cost $5,630,619)                   5,895,407
       International Opportunities Trust Series 1 - 467 shares (cost $6,566)                                7,257
       International Small Cap Trust Series 1 - 259,592 shares (cost $4,263,695)                        4,994,547
       International Stock Trust Series 1 - 1,110,089 shares (cost $10,890,543)                        14,186,941
       International Value Trust Series 1 - 1,218,800 shares (cost $17,602,692)                        19,488,615
       Investment Quality Bond Trust Series 1 - 1,622,667 shares (cost $20,013,725)                    19,439,556
       Large Cap Trust Series 1 - 284 shares (cost $3,778)                                                  4,019
       Large Cap Growth Trust Series 1 - 652,125 shares (cost $6,153,954)                               6,534,293
       Large Cap Value Trust Series 1 - 178,169 shares (cost $3,667,527)                                3,866,266
       Lifestyle Aggressive 1000 Trust Series 1 - 431,079 shares (cost $4,907,918)                      5,802,326
       Lifestyle Balanced 640 Trust Series 1 - 1,407,741 shares (cost $17,779,008)                     19,581,681
       Lifestyle Conservative 280 Trust Series 1 - 444,286 shares (cost $6,081,294)                     5,962,323

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

          Statement of Assets and Contract Owners' Equity (continued)

                               December 31, 2005

Assets (continued)
Investments at fair value:
   Sub-accounts invested in John Hancock Trust (formerly Manufacturers Investment Trust) portfolios:
       Lifestyle Growth 820 Trust Series 1 - 591,451 shares (cost $7,205,162)                         $  8,315,803
       Lifestyle Moderate 460 Trust Series 1 - 225,391 shares (cost $2,909,153)                          3,008,972
       Mid Cap Core Trust Series 1 - 49,366 shares (cost $821,696)                                         829,349
       Mid Cap Index Trust Series 1 - 345,229 shares (cost $5,581,500)                                   6,231,380
       Mid Cap Stock Trust Series 1 - 858,155 shares (cost $11,130,560)                                 13,361,473
       Mid Cap Value Trust Series 1 - 1,708,035 shares (cost $29,688,041)                               32,162,303
       Money Market Trust Series 1 - 5,269,796 shares (cost $52,697,960)                                52,697,960
       Natural Resources Trust Series 1 - 166,364 shares (cost $4,471,075)                               5,240,454
       Overseas Trust Series 1                                                                                   -
       Pacific Rim Trust Series 1 - 585,239 shares (cost $5,055,028)                                     6,929,233
       Quantitative All Cap Trust Series 1 - 1,974 shares (cost $34,122)                                    32,673
       Quantitative Mid Cap Trust Series 1 - 33,179 shares (cost $385,398)                                 487,068
       Quantitative Value Trust Series 1                                                                         -
       Real Estate Securities Trust Series 1 - 1,593,405 shares (cost $32,906,486)                      39,627,992
       Real Return Bond Trust Series 1 - 123,208 shares (cost $1,662,312)                                1,669,468
       Science & Technology Trust Series 1 - 1,723,639 shares (cost $19,145,736)                        20,287,236
       Small Cap Trust Series 1 - 1,191 shares (cost $16,691)                                               17,031
       Small Cap Index Trust Series 1 - 788,383 shares (cost $10,960,820)                               11,739,024
       Small Cap Opportunities Trust Series 1 - 263,411 shares (cost $5,554,710)                         6,011,042
       Small Company Trust Series 1 - 2,790 shares (cost $42,950)                                           43,967
       Small Company Blend Trust Series 1                                                                        -
       Small Company Value Trust Series 1 - 1,174,959 shares (cost $23,168,521)                         26,095,828
       Special Value Trust Series 1 - 15,737 shares (cost $260,508)                                        309,231
       Strategic Bond Trust Series 1 - 433,734 shares (cost $5,132,737)                                  5,217,823
       Strategic Growth Trust Series 1                                                                           -
       Strategic Income Trust Series 1 - 81,644 shares (cost $1,103,997)                                 1,075,257
       Strategic Opportunities Trust Series 1 - 427,688 shares (cost $4,165,697)                         5,106,599
       Strategic Value Trust Series 1 - 8,200 shares (cost $82,842)                                         87,168
       Total Return Trust Series 1 - 3,065,978 shares (cost $42,698,149)                                42,371,818
       Total Stock Market Index Trust Series 1 - 329,371 shares (cost $3,578,010)                        3,807,527
       U.S. Global Leaders Growth Trust Series 1 - 84,429 shares (cost $1,034,753)                       1,100,951
       U.S. Government Securities Trust Series 1 - 731,973 shares (cost $10,038,384)                     9,984,112
       U.S. Large Cap Trust Series 1 - 1,544,374 shares (cost $20,249,827)                              22,779,517
       Utilities Trust Series 1 - 166,953 shares (cost $2,047,048)                                       2,200,446
       Value Trust Series 1 - 452,536 shares (cost $8,270,791)                                           9,906,015

   Sub-account invested in PIMCO Variable Investment Trust (VIT) portfolio:
       All Asset Portfolio Series 1 - 45,316 shares (cost $538,372)                                        534,735
                                                                                                      ------------
Total assets                                                                                          $741,952,406
                                                                                                      ============
Contract Owners' Equity
Variable universal life insurance contracts                                                           $741,952,406
                                                                                                      ============

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

        Statements of Operations and Changes in Contract Owners' Equity

                                                                                           Sub-Account
                                                                   -----------------------------------------------------------
                                                                                            500 Index Trust B Active Bond Trust
                                                                   500 Index Trust Series 1     Series 0          Series 1
                                                                   -----------------------  ----------------- -----------------
                                                                    Year Ended  Year Ended    Period Ended      Period Ended
                                                                    Dec. 31/05  Dec. 31/04     Dec. 31/05~       Dec. 31/05~
                                                                   -----------  ----------  ----------------- -----------------
Income:
   Dividends                                                       $    96,820  $   52,648     $   263,850       $   15,178
Expenses:
   Mortality and expense risk                                           23,098      21,044          78,009           22,766
                                                                   -----------  ----------     -----------       ----------
Net investment income (loss)                                            73,722      31,604         185,841           (7,588)
Net realized gain (loss)                                               314,803     768,477         427,560           25,796
Change in unrealized appreciation (depreciation) during the period     (25,167)    (82,506)      1,190,166           40,866
                                                                   -----------  ----------     -----------       ----------
Net increase (decrease) in assets from operations                      363,358     717,575       1,803,567           59,074
                                                                   -----------  ----------     -----------       ----------
Changes from principal transactions:
   Transfer of net premiums                                          2,093,648   2,838,073       1,349,134          188,984
   Transfer on terminations                                           (609,636)   (784,921)     (1,268,439)        (270,360)
   Transfer on policy loans                                            (23,342)       (244)         30,388          (21,166)
   Net interfund transfers                                           2,045,945    (987,143)     20,498,406        4,208,926
                                                                   -----------  ----------     -----------       ----------
Net increase (decrease) in assets from principal transactions        3,506,615   1,065,765      20,609,489        4,106,384
                                                                   -----------  ----------     -----------       ----------
Total increase (decrease) in assets                                  3,869,973   1,783,340      22,413,056        4,165,458

Assets, beginning of period                                          7,356,251   5,572,911               -                -
                                                                   -----------  ----------     -----------       ----------
Assets, end of period                                              $11,226,224  $7,356,251     $22,413,056       $4,165,458
                                                                   ===========  ==========     ===========       ==========

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
** Terminated as an investment option and funds transferred to Mid Cap Stock
   Trust Series 1 on May 2, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                                 Sub-Account
                                                  -------------------------------------------------------------------------
                                                   Aggressive Growth Trust    All Asset Portfolio      All Cap Core Trust
                                                          Series 1                 Series 1                 Series 1
                                                  ------------------------  ----------------------  -----------------------
                                                   Year Ended   Year Ended  Year Ended Period Ended Year Ended   Year Ended
                                                  Dec. 31/05**  Dec. 31/04  Dec. 31/05 Dec. 31/04## Dec. 31/05   Dec. 31/04
                                                  ------------ -----------  ---------- ------------ ----------  -----------
Income:
   Dividends                                      $         -  $         -   $ 15,763    $ 1,982    $   21,563  $    16,936
Expenses:
   Mortality and expense risk                           9,889       31,136      1,444         44        16,203       19,777
                                                  -----------  -----------   --------    -------    ----------  -----------
Net investment income (loss)                           (9,889)     (31,136)    14,319      1,938         5,360       (2,841)
Net realized gain (loss)                              118,075      773,190     (1,624)        76       137,400      636,601
Change in unrealized appreciation (depreciation)
  during the period                                  (508,205)    (329,750)    (2,828)      (809)      100,735     (176,408)
                                                  -----------  -----------   --------    -------    ----------  -----------
Net increase (decrease) in assets from operations    (400,019)     412,304      9,867      1,205       243,495      457,352
                                                  -----------  -----------   --------    -------    ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                           414,591    1,437,207     12,099        133       455,351      579,317
   Transfer on terminations                           (97,631)  (1,333,689)   (14,767)      (885)     (413,730)    (799,360)
   Transfer on policy loans                               568         (669)         -          -        13,431          398
   Net interfund transfers                         (5,703,049)     296,229    450,046     77,037      (239,246)  (1,881,123)
                                                  -----------  -----------   --------    -------    ----------  -----------
Net increase (decrease) in assets from principal
  transactions                                     (5,385,521)     399,078    447,378     76,285      (184,194)  (2,100,768)
                                                  -----------  -----------   --------    -------    ----------  -----------
Total increase (decrease) in assets                (5,785,540)     811,382    457,245     77,490        59,301   (1,643,416)

Assets, beginning of period                         5,785,540    4,974,158     77,490          -     3,006,912    4,650,328
                                                  -----------  -----------   --------    -------    ----------  -----------
Assets, end of period                             $         -  $ 5,785,540   $534,735    $77,490    $3,066,213  $ 3,006,912
                                                  ===========  ===========   ========    =======    ==========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   ------------------------------------------------
                                                                     All Cap Growth Trust      All Cap Value Trust
                                                                           Series 1                 Series 1
                                                                   ------------------------  ----------------------
                                                                    Year Ended   Year Ended  Year Ended  Year Ended
                                                                    Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                                   -----------  -----------  ----------  ----------
Income:
   Dividends                                                       $         -  $         -  $   65,492  $    3,931
Expenses:
   Mortality and expense risk                                           43,637       45,204       7,425       6,352
                                                                   -----------  -----------  ----------  ----------
Net investment income (loss)                                           (43,637)     (45,204)     58,067      (2,421)
Net realized gain (loss)                                               382,697      809,620      64,631      33,935
Change in unrealized appreciation (depreciation) during the period     247,763     (292,493)    (45,890)    147,520
                                                                   -----------  -----------  ----------  ----------
Net increase (decrease) in assets from operations                      586,823      471,923      76,808     179,034
                                                                   -----------  -----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                            914,743    1,392,163     352,551     319,423
   Transfer on terminations                                         (1,078,685)    (796,257)    (87,557)    (84,084)
   Transfer on policy loans                                             14,091      (15,642)          -           -
   Net interfund transfers                                            (501,878)  (1,419,052)   (232,758)    661,583
                                                                   -----------  -----------  ----------  ----------
Net increase (decrease) in assets from principal transactions         (651,729)    (838,788)     32,236     896,922
                                                                   -----------  -----------  ----------  ----------
Total increase (decrease) in assets                                    (64,906)    (366,865)    109,044   1,075,956

Assets, beginning of period                                          7,837,329    8,204,194   1,596,891     520,935
                                                                   -----------  -----------  ----------  ----------
Assets, end of period                                              $ 7,772,423  $ 7,837,329  $1,705,935  $1,596,891
                                                                   ===========  ===========  ==========  ==========

See accompanying notes.

                                                                                Sub-Account
                                                  -------------------------------------------------------------------------
                                                  American Blue Chip Income  American Growth Trust   American Growth-Income
                                                  and Growth Trust Series 1         Series 1             Trust Series 1
                                                  ------------------------  -----------------------  ----------------------
                                                  Year Ended    Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                                  Dec. 31/05    Dec. 31/04   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                  ----------    ----------  -----------  ----------  ----------  ----------
Income:
   Dividends                                      $   41,759     $      -   $    18,593  $      824  $   12,744  $    5,197
Expenses:
   Mortality and expense risk                          3,135        1,742        72,698      21,522      10,293       6,748
                                                   ----------    --------   -----------  ----------  ----------  ----------
Net investment income (loss)                          38,624       (1,742)      (54,105)    (20,698)      2,451      (1,551)
Net realized gain (loss)                              11,341       11,500       847,328      75,532      26,885       8,690
Change in unrealized appreciation (depreciation)
  during the period                                  (39,709)      18,709     2,037,453     828,549      90,763     119,999
                                                   ----------    --------   -----------  ----------  ----------  ----------
Net increase (decrease) in assets from operations     10,256       28,467     2,830,676     883,383     120,099     127,138
                                                   ----------    --------   -----------  ----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                          364,431      128,999     1,218,724   1,111,161     541,216     603,377
   Transfer on terminations                          (65,483)     (61,777)     (586,897)   (293,984)   (163,290)   (128,761)
   Transfer on policy loans                                -            -       (10,699)     (2,122)       (113)     (1,392)
   Net interfund transfers                         1,653,265       61,782    14,475,470   5,092,730     451,358   1,126,472
                                                   ----------    --------   -----------  ----------  ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                     1,952,213      129,004    15,096,598   5,907,785     829,171   1,599,696
                                                   ----------    --------   -----------  ----------  ----------  ----------
Total increase (decrease) in assets                1,962,469      157,471    17,927,274   6,791,168     949,270   1,726,834

Assets, beginning of period                          362,839      205,368     8,261,844   1,470,676   1,775,824      48,990
                                                   ----------    --------   -----------  ----------  ----------  ----------
Assets, end of period                             $2,325,308     $362,839   $26,189,118  $8,261,844  $2,725,094  $1,775,824
                                                   ==========    ========   ===========  ==========  ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 Sub-Account
                                                                   --------------------------------------
                                                                    American International  Balanced Trust
                                                                        Trust Series 1         Series 1
                                                                   -----------------------  --------------
                                                                    Year Ended  Year Ended    Year Ended
                                                                    Dec. 31/05  Dec. 31/04   Dec. 31/04x
                                                                   -----------  ----------  --------------
Income:
   Dividends                                                       $   536,453  $   11,168   $    521,928
Expenses:
   Mortality and expense risk                                           35,770       3,669         47,490
                                                                   -----------  ----------   ------------
Net investment income (loss)                                           500,683       7,499        474,438
Net realized gain (loss)                                                75,086       7,949     (8,069,837)
Change in unrealized appreciation (depreciation) during the period   1,525,417     165,634      7,482,627
                                                                   -----------  ----------   ------------
Net increase (decrease) in assets from operations                    2,101,186     181,082       (112,772)
                                                                   -----------  ----------   ------------
Changes from principal transactions:
   Transfer of net premiums                                            680,845     303,456        496,880
   Transfer on terminations                                           (217,860)    (51,291)    (1,264,303)
   Transfer on policy loans                                             (9,282)          -         31,175
   Net interfund transfers                                          10,996,205   1,150,634    (21,681,958)
                                                                   -----------  ----------   ------------
Net increase (decrease) in assets from principal transactions       11,449,908   1,402,799    (22,418,206)
                                                                   -----------  ----------   ------------
Total increase (decrease) in assets                                 13,551,094   1,583,881    (22,530,978)

Assets, beginning of period                                          1,702,860     118,979     22,530,978
                                                                   -----------  ----------   ------------
Assets, end of period                                              $15,253,954  $1,702,860   $          -
                                                                   ===========  ==========   ============

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
x Terminated as an investment option and funds transferred to Income & Value Trust Series 1 on May 3, 2004.
++ Fund available in prior year but not active.

See accompanying notes.

                                                                         Sub-Account
                                       ----------------------------------------------------------------------------------
                                        Blue Chip Growth Trust   Capital Appreciation Trust Classic Value    Core Bond
                                               Series 1                 Series 1            Trust Series 1 Trust Series 1
                                       ------------------------  -------------------------  -------------- --------------
                                        Year Ended   Year Ended  Year Ended    Year Ended    Period Ended   Period Ended
                                        Dec. 31/05   Dec. 31/04  Dec. 31/05    Dec. 31/04    Dec. 31/05++   Dec. 31/05~
                                       -----------  -----------  ----------    ----------   -------------- --------------
Income:
   Dividends                           $   114,555  $    35,790  $        -    $        -      $ 21,910         $ -
Expenses:
   Mortality and expense risk              138,242      161,502       7,438         4,962           378           -
                                       -----------  -----------   ----------   ----------      --------         ---
Net investment income (loss)               (23,687)    (125,712)     (7,438)       (4,962)       21,532           -
Net realized gain (loss)                 2,228,419    2,932,130      75,373       133,071           337           -
Change in unrealized appreciation
  (depreciation) during the period        (969,360)    (258,615)    163,380       (30,875)      (13,938)          1
                                       -----------  -----------   ----------   ----------      --------         ---
Net increase (decrease) in assets from
  operations                             1,235,372    2,547,803     231,315        97,234         7,931           1
                                       -----------  -----------   ----------   ----------      --------         ---
Changes from principal transactions:
   Transfer of net premiums              4,163,454    5,344,335     124,985       258,563        26,665          71
   Transfer on terminations             (2,871,393)  (7,195,400)    (47,804)     (129,212)       (2,174)          -
   Transfer on policy loans                (18,689)     (43,386)          -             -             -           -
   Net interfund transfers              (5,435,650)  (3,098,715)    865,616      (484,737)      401,100           -
                                       -----------  -----------   ----------   ----------      --------         ---
Net increase (decrease) in assets from
  principal transactions                (4,162,278)  (4,993,166)    942,797      (355,386)      425,591          71
                                       -----------  -----------   ----------   ----------      --------         ---
Total increase (decrease) in assets     (2,926,906)  (2,445,363)  1,174,112      (258,152)      433,522          72

Assets, beginning of period             32,373,276   34,818,639     982,755     1,240,907             -           -
                                       -----------  -----------   ----------   ----------      --------         ---
Assets, end of period                  $29,446,370  $32,373,276  $2,156,867    $  982,755      $433,522         $72
                                       ===========  ===========   ==========   ==========      ========         ===

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 Sub-Account
                                                                   --------------------------------------
                                                                    Core Equity    Diversified Bond Trust
                                                                   Trust Series 1         Series 1
                                                                   -------------- -----------------------
                                                                    Period Ended   Year Ended  Year Ended
                                                                    Dec. 31/05++  Dec. 31/05** Dec. 31/04
                                                                   -------------- ------------ ----------
Income:
   Dividends                                                          $      -    $   264,857  $  323,733
Expenses:
   Mortality and expense risk                                            1,248         12,406      43,498
                                                                      --------    -----------  ----------
Net investment income (loss)                                            (1,248)       252,451     280,235
Net realized gain (loss)                                                 3,551       (131,515)    (26,615)
Change in unrealized appreciation (depreciation) during the period      18,717        (98,599)    (14,499)
                                                                      --------    -----------  ----------
Net increase (decrease) in assets from operations                       21,020         22,337     239,121
                                                                      --------    -----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                             23,003        140,281     730,276
   Transfer on terminations                                             (8,030)      (774,404)   (786,184)
   Transfer on policy loans                                             (3,442)          (589)       (659)
   Net interfund transfers                                             251,893     (7,097,386)   (320,949)
                                                                      --------    -----------  ----------
Net increase (decrease) in assets from principal transactions          263,424     (7,732,098)   (377,516)
                                                                      --------    -----------  ----------
Total increase (decrease) in assets                                    284,444     (7,709,761)   (138,395)

Assets, beginning of period                                                  -      7,709,761   7,848,156
                                                                      --------    -----------  ----------
Assets, end of period                                                 $284,444    $         -  $7,709,761
                                                                      ========    ===========  ==========

** Terminated as an investment option and funds transferred to Active Bond
   Trust Series 1 on May 2, 2005.
++ Fund available in prior year but not active.

See accompanying notes.

                                                                                Sub-Account
                                                  ----------------------------------------------------------------------
                                                   Dynamic Growth Trust   Emerging Growth Trust  Emerging Small Company
                                                         Series 1               Series 1             Trust Series 1
                                                  ----------------------  --------------------  ------------------------
                                                  Year Ended  Year Ended  Year Ended Year Ended  Year Ended   Year Ended
                                                  Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec. 31/04  Dec. 31/05   Dec. 31/04
                                                  ----------  ----------  ---------- ---------- -----------  -----------
Income:
   Dividends                                      $        -  $        -   $      -  $   7,018  $         -  $         -
Expenses:
   Mortality and expense risk                         14,466      12,196        916      1,147      286,353      289,281
                                                  ----------  ----------   --------  ---------  -----------  -----------
Net investment income (loss)                         (14,466)    (12,196)      (916)     5,871     (286,353)    (289,281)
Net realized gain (loss)                             161,865     311,045     13,839     (8,126)   3,539,027    3,849,168
Change in unrealized appreciation (depreciation)
  during the period                                  185,926     (81,740)    (7,183)     3,645   (1,005,566)   1,520,033
                                                  ----------  ----------   --------  ---------  -----------  -----------
Net increase (decrease) in assets from operations    333,325     217,109      5,740      1,390    2,247,108    5,079,920
                                                  ----------  ----------   --------  ---------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                          770,406     927,165     37,965     69,543    3,928,531    6,059,223
   Transfer on terminations                         (145,831)   (345,255)    (6,188)    (8,760)  (6,207,527)  (8,505,902)
   Transfer on policy loans                           (4,167)       (789)         -          -      (15,035)       4,168
   Net interfund transfers                           549,742    (706,652)   201,144   (224,156)     388,938   (3,032,745)
                                                  ----------  ----------   --------  ---------  -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                     1,170,150    (125,531)   232,921   (163,373)  (1,905,093)  (5,475,256)
                                                  ----------  ----------   --------  ---------  -----------  -----------
Total increase (decrease) in assets                1,503,475      91,578    238,661   (161,983)     342,015     (395,336)

Assets, beginning of period                        2,585,369   2,493,791     61,397    223,380   50,607,293   51,002,629
                                                  ----------  ----------   --------  ---------  -----------  -----------
Assets, end of period                             $4,088,844  $2,585,369   $300,058  $  61,397  $50,949,308  $50,607,293
                                                  ==========  ==========   ========  =========  ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       Sub-Account
                                                                   ---------------------------------------------------
                                                                      Equity-Income Trust        Equity Index Trust
                                                                           Series 1                   Series 1
                                                                   ------------------------  -------------------------
                                                                    Year Ended   Year Ended   Year Ended    Year Ended
                                                                    Dec. 31/05   Dec. 31/04  Dec. 31/05**   Dec. 31/04
                                                                   -----------  -----------  ------------  -----------
Income:
   Dividends                                                       $ 1,682,669  $   736,725  $    484,590  $   325,047
Expenses:
   Mortality and expense risk                                          173,653      158,262        42,334      134,580
                                                                   -----------  -----------  ------------  -----------
Net investment income (loss)                                         1,509,016      578,463       442,256      190,467
Net realized gain (loss)                                             2,493,240    2,624,166     2,620,736      655,691
Change in unrealized appreciation (depreciation) during the period  (2,793,940)   1,200,893    (4,081,084)   1,401,575
                                                                   -----------  -----------  ------------  -----------
Net increase (decrease) in assets from operations                    1,208,316    4,403,522    (1,018,092)   2,247,733
                                                                   -----------  -----------  ------------  -----------
Changes from principal transactions:
   Transfer of net premiums                                          5,545,297    6,036,727     1,061,721    3,123,608
   Transfer on terminations                                         (5,203,604)  (3,547,654)   (1,235,509)  (3,493,461)
   Transfer on policy loans                                            (66,563)     (34,327)       (3,483)      29,596
   Net interfund transfers                                          (2,017,139)   2,601,373   (25,969,554)    (364,568)
                                                                   -----------  -----------  ------------  -----------
Net increase (decrease) in assets from principal transactions       (1,742,009)   5,056,119   (26,146,825)    (704,825)
                                                                   -----------  -----------  ------------  -----------
Total increase (decrease) in assets                                   (533,693)   9,459,641   (27,164,917)   1,542,908

Assets, beginning of period                                         36,760,871   27,301,230    27,164,917   25,622,009
                                                                   -----------  -----------  ------------  -----------
Assets, end of period                                              $36,227,178  $36,760,871  $          -  $27,164,917
                                                                   ===========  ===========  ============  ===========

** Terminated as an investment option and funds transferred to 500 Index Trust
   B Series 0 on May 2, 2005.

See accompanying notes.

                                                                               Sub-Account
                                                  -----------------------------------------------------------------------
                                                  Financial Services Trust Fundamental Value Trust
                                                        Series 1                  Series 1          Global Trust Series 1
                                                  -----------------------  ----------------------  ----------------------
                                                  Year Ended   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                  Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                  ----------   ----------  ----------  ----------  ----------  ----------
Income:
   Dividends                                       $  1,355    $   1,238   $   11,737  $    8,830  $ 51,371 $      58,733
Expenses:
   Mortality and expense risk                         2,017        1,852       14,824       9,976      21,563      18,758
                                                   --------    ---------   ----------  ----------  ----------  ----------
Net investment income (loss)                           (662)        (614)      (3,087)     (1,146)     29,808      39,975
Net realized gain (loss)                             21,889       46,998      200,098     131,285     263,657     315,391
Change in unrealized appreciation (depreciation)
  during the period                                   9,089      (23,386)      34,728      91,066     127,942      72,560
                                                   --------    ---------   ----------  ----------  ----------  ----------
Net increase (decrease) in assets from operations    30,316       22,998      231,739     221,205     421,407     427,926
                                                   --------    ---------   ----------  ----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                          52,927      183,685      687,119     203,165     641,290     836,068
   Transfer on terminations                         (29,365)     (28,176)    (396,895)   (575,511)   (294,436)   (566,348)
   Transfer on policy loans                          (2,833)     (20,973)      (4,526)     (1,906)      9,487      35,604
   Net interfund transfers                           93,169     (237,493)      70,459   1,329,837    (356,250)    235,568
                                                   --------    ---------   ----------  ----------  ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                      113,898     (102,957)     356,157     955,585          91     540,892
                                                   --------    ---------   ----------  ----------  ----------  ----------
Total increase (decrease) in assets                 144,214      (79,959)     587,896   1,176,790     421,498     968,818

Assets, beginning of period                         322,026      401,985    2,356,047   1,179,257   4,088,754   3,119,936
                                                   --------    ---------   ----------  ----------  ----------  ----------
Assets, end of period                              $466,240    $ 322,026   $2,943,943  $2,356,047  $4,510,252  $4,088,754
                                                   ========    =========   ==========  ==========  ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                                   ----------------------------------------------
                                                                   Global Allocation Trust    Global Bond Trust
                                                                         Series 1                 Series 1
                                                                   ----------------------  ----------------------
                                                                   Year Ended  Year Ended  Year Ended  Year Ended
                                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                                   ----------  ----------  ----------  ----------
Income:
   Dividends                                                       $   1,948    $    477   $  239,690  $  118,864
Expenses:
   Mortality and expense risk                                          1,889         762       23,042      18,347
                                                                   ---------    --------   ----------  ----------
Net investment income (loss)                                              59        (285)     216,648     100,517
Net realized gain (loss)                                              15,166      11,680       (9,069)    151,288
Change in unrealized appreciation (depreciation) during the period     6,937       7,525     (572,862)    124,591
                                                                   ---------    --------   ----------  ----------
Net increase (decrease) in assets from operations                     22,162      18,920     (365,283)    376,396
                                                                   ---------    --------   ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                          265,732       6,785    1,045,864     746,551
   Transfer on terminations                                          (22,017)     (9,619)    (123,392)   (320,418)
   Transfer on policy loans                                                -           -         (504)     (4,866)
   Net interfund transfers                                          (147,226)    145,783      354,630      62,251
                                                                   ---------    --------   ----------  ----------
Net increase (decrease) in assets from principal transactions         96,489     142,949    1,276,598     483,518
                                                                   ---------    --------   ----------  ----------
Total increase (decrease) in assets                                  118,651     161,869      911,315     859,914

Assets, beginning of period                                          197,769      35,900    4,323,117   3,463,203
                                                                   ---------    --------   ----------  ----------
Assets, end of period                                              $ 316,420    $197,769   $5,234,432  $4,323,117
                                                                   =========    ========   ==========  ==========

See accompanying notes.

                                                                                 Sub-Account
                                                 --------------------------------------------------------------------------
                                                   Growth & Income Trust    Health Sciences Trust      High Yield Trust
                                                         Series 1                 Series 1                 Series 1
                                                 ------------------------  ----------------------  ------------------------
                                                  Year Ended   Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
                                                  Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Income:
   Dividends                                     $   605,754  $   148,138  $  274,633  $        -  $   747,411  $   562,418
Expenses:
   Mortality and expense risk                         87,017       94,342      17,374      17,169       72,018       61,547
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Net investment income (loss)                         518,737       53,796     257,259     (17,169)     675,393      500,871
Net realized gain (loss)                             885,708      527,508     (11,535)    362,830      242,330      771,889
Change in unrealized appreciation
  (depreciation) during the period                (1,099,656)     391,770     228,018     (19,432)    (425,412)    (140,135)
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in assets from
  operations                                         304,789      973,074     473,742     326,229      492,311    1,132,625
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                        1,132,428    2,146,875     523,999     980,132    1,948,232    2,234,125
   Transfer on terminations                       (1,809,316)  (2,402,594)   (204,490)   (564,535)    (921,044)  (1,525,900)
   Transfer on policy loans                          (37,371)     (17,384)     (8,689)       (206)      20,025      (36,157)
   Net interfund transfers                            (5,695)  (2,818,709)    319,201     148,708    3,496,664       68,235
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                      (719,954)  (3,091,812)    630,021     564,099    4,543,877      740,303
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Total increase (decrease) in assets                 (415,165)  (2,118,738)  1,103,763     890,328    5,036,188    1,872,928

Assets, beginning of period                       16,191,548   18,310,286   3,480,512   2,590,184   11,862,447    9,989,519
                                                 -----------  -----------  ----------  ----------  -----------  -----------
Assets, end of period                            $15,776,383  $16,191,548  $4,584,275  $3,480,512  $16,898,635  $11,862,447
                                                 ===========  ===========  ==========  ==========  ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  Sub-Account
                                                               ----------------------------------------------------
                                                                 Income & Value Trust    International Equity Index
                                                                       Series 1              Trust B Series 1
                                                               ------------------------  --------------------------
                                                                Year Ended   Year Ended  Year Ended   Period Ended
                                                                Dec. 31/05   Dec. 31/04  Dec. 31/05   Dec. 31/04##
                                                               -----------  -----------  ----------   ------------
Income:
   Dividends                                                   $   400,124  $   109,406  $  323,833     $  3,519
Expenses:
   Mortality and expense risk                                      148,561      122,036      18,238        2,513
                                                               -----------  -----------  ----------     --------
Net investment income (loss)                                       251,563      (12,630)    305,595        1,006
Net realized gain (loss)                                           375,495    1,003,727       7,043       12,075
Unrealized appreciation (depreciation) during the period           417,912      962,213     446,113       88,675
                                                               -----------  -----------  ----------     --------
Net increase (decrease) in assets, from operations               1,044,970    1,953,310     758,751      101,756
                                                               -----------  -----------  ----------     --------
Changes from principal transactions:
   Transfer of net premiums                                      2,021,690    4,231,922     323,730       87,138
   Transfer on terminations                                     (3,016,086)  (6,483,566)    (85,057)      45,385
   Transfer on policy loans                                        (49,659)      45,331        (233)           -
   Net interfund transfers                                      (4,367,818)  22,681,696   4,146,035      517,902
                                                               -----------  -----------  ----------     --------
Net increase (decrease) in assets, from principal transactions  (5,411,873)  20,475,383   4,384,475      650,425
                                                               -----------  -----------  ----------     --------
Total increase (decrease) in assets,                            (4,366,903)  22,428,693   5,143,226      752,181

Assets, beginning of period                                     29,826,597    7,397,904     752,181            -
                                                               -----------  -----------  ----------     --------
Assets, end of period                                          $25,459,694  $29,826,597  $5,895,407     $752,181
                                                               ===========  ===========  ==========     ========

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
xx Terminated as an investment option and funds transferred to International
   Equity Index Fund Series 1 on June 18, 2004.

See accompanying notes.

                                                                      Sub-Account
                                              ----------------------------------------------------------
                                                                  International
                                              International Index Opportunities  International Small Cap
                                                Trust Series 1    Trust Series 1      Trust Series 1
                                              ------------------- -------------- -----------------------
                                                  Year Ended       Period Ended  Year Ended   Year Ended
                                                 Dec. 31/04xx      Dec. 31/05~   Dec. 31/05   Dec. 31/04
                                              ------------------- -------------- ----------  -----------
Income:
   Dividends                                      $     9,400         $    -     $   41,190  $     5,349
Expenses:
   Mortality and expense risk                           2,737             43         25,748       24,521
                                                  -----------         ------     ----------  -----------
Net investment income (loss)                            6,663            (43)        15,442      (19,172)
Net realized gain (loss)                              173,749          1,176        404,070      849,587
Unrealized appreciation (depreciation) during
  the period                                         (138,303)           692         25,018      (88,192)
                                                  -----------         ------     ----------  -----------
Net increase (decrease) in assets, from
  operations                                           42,109          1,825        444,530      742,223
                                                  -----------         ------     ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                            91,593              -        562,224      703,685
   Transfer on terminations                           (43,555)          (130)      (384,316)  (1,232,239)
   Transfer on policy loans                              (189)             -         (3,607)      (3,762)
   Net interfund transfers                         (1,365,388)         5,562       (368,929)   1,125,617
                                                  -----------         ------     ----------  -----------
Net increase (decrease) in assets, from
  principal transactions                           (1,317,539)         5,432       (194,628)     593,301
                                                  -----------         ------     ----------  -----------
Total increase (decrease) in assets,               (1,275,430)         7,257        249,902    1,335,524

Assets, beginning of period                         1,275,430              -      4,744,645    3,409,121
                                                  -----------         ------     ----------  -----------
Assets, end of period                             $         -         $7,257     $4,994,547  $ 4,744,645
                                                  ===========         ======     ==========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   -------------------------------------------------
                                                                   International Stock Trust International Value Trust
                                                                           Series 1                  Series 1
                                                                   ------------------------  -----------------------
                                                                    Year Ended   Year Ended   Year Ended   Year Ended
                                                                    Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                                   -----------  -----------  -----------   ----------
Income:
   Dividends                                                       $  90,908 $      104,174  $   220,337   $   82,963
Expenses:
   Mortality and expense risk                                           59,646       61,516       72,597       33,467
                                                                   -----------  -----------  -----------   ----------
Net investment income (loss)                                            31,262       42,658      147,740       49,496
Net realized gain (loss)                                             1,303,080      597,300      779,637    1,009,272
Change in unrealized appreciation (depreciation) during the period     549,710    1,163,890      758,110      188,729
                                                                   -----------  -----------  -----------   ----------
Net increase (decrease) in assets from operations                    1,884,052    1,803,848    1,685,487    1,247,497
                                                                   -----------  -----------  -----------   ----------
Changes from principal transactions:
   Transfer of net premiums                                            943,422    1,212,570    2,752,144    2,116,710
   Transfer on terminations                                         (1,955,865)  (2,209,945)    (995,811)    (366,105)
   Transfer on policy loans                                            (33,396)      54,950       (7,151)     (36,098)
   Net interfund transfers                                             (20,044)     (41,676)   7,855,764     (544,139)
                                                                   -----------  -----------  -----------   ----------
Net increase (decrease) in assets from principal transactions       (1,065,883)    (984,101)   9,604,946    1,170,368
                                                                   -----------  -----------  -----------   ----------
Total increase (decrease) in assets                                    818,169      819,747   11,290,433    2,417,865

Assets, beginning of period                                         13,368,772   12,549,025    8,198,182    5,780,317
                                                                   -----------  -----------  -----------   ----------
Assets, end of period                                              $14,186,941  $13,368,772  $19,488,615   $8,198,182
                                                                   ===========  ===========  ===========   ==========

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

See accompanying notes.

                                                                                    Sub-Account
                                                        ------------------------------------------------------------------
                                                         Investment Quality Bond  Large Cap Trust  Large Cap Growth Trust
                                                             Trust Series 1          Series 1             Series 1
                                                        ------------------------  --------------- ------------------------
                                                         Year Ended   Year Ended   Period Ended    Year Ended   Year Ended
                                                         Dec. 31/05   Dec. 31/04    Dec. 31/05~    Dec. 31/05   Dec. 31/04
                                                        -----------  -----------  --------------- -----------  -----------
Income:
   Dividends                                            $ 1,301,456  $ 1,366,393      $    -      $    43,632  $    23,846
Expenses:
   Mortality and expense risk                               145,911      146,253           6           32,151       43,751
                                                        -----------  -----------      ------      -----------  -----------
Net investment income (loss)                              1,155,545    1,220,140          (6)          11,481      (19,905)
Net realized gain (loss)                                   (131,716)     596,722           8          168,700      671,749
Change in unrealized appreciation (depreciation) during
  the period                                               (678,441)    (893,139)        240         (202,527)    (345,841)
                                                        -----------  -----------      ------      -----------  -----------
Net increase (decrease) in assets from operations           345,388      923,723         242          (22,346)     306,003
                                                        -----------  -----------      ------      -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                               2,919,232    3,188,093         190          809,538    2,069,195
   Transfer on terminations                              (1,330,058)  (2,616,123)       (203)        (471,606)  (1,224,513)
   Transfer on policy loans                                 (11,860)      41,763           -           (2,137)      (4,664)
   Net interfund transfers                               (5,128,972)  (1,052,994)      3,790       (1,100,453)    (966,924)
                                                        -----------  -----------      ------      -----------  -----------
Net increase (decrease) in assets from principal
  transactions                                           (3,551,658)    (439,261)      3,777         (764,658)    (126,906)
                                                        -----------  -----------      ------      -----------  -----------
Total increase (decrease) in assets                      (3,206,270)     484,462       4,019         (787,004)     179,097

Assets, beginning of period                              22,645,826   22,161,364           -        7,321,297    7,142,200
                                                        -----------  -----------      ------      -----------  -----------
Assets, end of period                                   $19,439,556  $22,645,826      $4,019      $ 6,534,293  $ 7,321,297
                                                        ===========  ===========      ======      ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                     Sub-Account
                                                                   ------------------------------------------------
                                                                    Large Cap Value Trust  Lifestyle Aggressive 1000
                                                                          Series 1             Trust Series 1
                                                                   ----------------------  ------------------------
                                                                   Year Ended  Year Ended  Year Ended   Year Ended
                                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05   Dec. 31/04
                                                                   ----------  ----------  ----------   ----------
Income:
   Dividends                                                       $        -  $   14,149  $  166,623   $   35,968
Expenses:
   Mortality and expense risk                                           7,746       3,267      32,784       29,388
                                                                   ----------  ----------  ----------   ----------
Net investment income (loss)                                           (7,746)     10,882     133,839        6,580
Net realized gain (loss)                                               98,792      80,283     111,210       47,473
Change in unrealized appreciation (depreciation) during the period    129,574      21,022     284,348      566,211
                                                                   ----------  ----------  ----------   ----------
Net increase (decrease) in assets from operations                     220,620     112,187     529,397      620,264
                                                                   ----------  ----------  ----------   ----------
Changes from principal transactions:
   Transfer of net premiums                                           554,135     113,792     139,567      497,754
   Transfer on terminations                                           (85,528)   (146,556)   (226,254)     (55,157)
   Transfer on policy loans                                           (21,269)          -        (472)         594
   Net interfund transfers                                          1,762,407      33,531     266,813    2,991,538
                                                                   ----------  ----------  ----------   ----------
Net increase (decrease) in assets from principal transactions       2,209,745         767     179,654    3,434,729
                                                                   ----------  ----------  ----------   ----------
Total increase (decrease) in assets                                 2,430,365     112,954     709,051    4,054,993

Assets, beginning of period                                         1,435,901   1,322,947   5,093,275    1,038,282
                                                                   ----------  ----------  ----------   ----------
Assets, end of period                                              $3,866,266  $1,435,901  $5,802,326   $5,093,275
                                                                   ==========  ==========  ==========   ==========

See accompanying notes.

                                                                                 Sub-Account
                                                  ----------------------------------------------------------------------------
                                                   Lifestyle Balanced 640   Lifestyle Conservative 280   Lifestyle Growth 820
                                                       Trust Series 1           Trust Series 1              Trust Series 1
                                                  ------------------------  -------------------------  -----------------------
                                                   Year Ended   Year Ended  Year Ended    Year Ended    Year Ended  Year Ended
                                                   Dec. 31/05   Dec. 31/04  Dec. 31/05    Dec. 31/04    Dec. 31/05  Dec. 31/04
                                                  -----------  -----------  ----------    ----------   -----------  ----------
Income:
   Dividends                                      $ 1,032,966  $   328,587  $  490,384    $  243,215   $   248,841  $   97,192
Expenses:
   Mortality and expense risk                         110,084       96,243      37,798        35,051        46,474      42,944
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Net investment income (loss)                          922,882      232,344     452,586       208,164       202,367      54,248
Net realized gain (loss)                              653,088    1,185,242      11,961       334,023       272,909     236,171
Change in unrealized appreciation (depreciation)
  during the period                                  (492,526)     672,696    (328,023)     (119,281)      112,729     596,713
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Net increase (decrease) in assets from operations   1,083,444    2,090,282     136,524       422,906       588,005     887,132
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Changes from principal transactions:
   Transfer of net premiums                         2,455,423    3,100,911     949,035       983,092       599,804     792,513
   Transfer on terminations                        (1,998,862)  (1,116,611)   (497,194)     (451,598)   (1,241,110)   (404,024)
   Transfer on policy loans                          (110,799)         590           -           (54)      (25,468)     (3,582)
   Net interfund transfers                            113,337      165,265    (130,406)     (475,564)      672,862   3,574,472
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Net increase (decrease) in assets from principal
  transactions                                        459,099    2,150,155     321,435        55,876         6,088   3,959,379
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Total increase (decrease) in assets                 1,542,543    4,240,437     457,959       478,782       594,093   4,846,511

Assets, beginning of period                        18,039,138   13,798,701   5,504,364     5,025,582     7,721,710   2,875,199
                                                  -----------  -----------   ----------   ----------   -----------  ----------
Assets, end of period                             $19,581,681  $18,039,138  $5,962,323    $5,504,364   $ 8,315,803  $7,721,710
                                                  ===========  ===========   ==========   ==========   ===========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                                   --------------------------------------------
                                                                   Lifestyle Moderate 460   Mid Cap Core Trust
                                                                       Trust Series 1            Series 1
                                                                   ----------------------  --------------------
                                                                   Year Ended  Year Ended  Year Ended Year Ended
                                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec. 31/04
                                                                   ----------  ----------  ---------- ----------
Income:
   Dividends                                                       $  196,461  $   74,117   $ 83,108  $   2,449
Expenses:
   Mortality and expense risk                                          15,050      15,603      4,916      2,811
                                                                   ----------  ----------   --------  ---------
Net investment income (loss)                                          181,411      58,514     78,192       (362)
Net realized gain (loss)                                               84,567     145,304      6,252     29,124
Change in unrealized appreciation (depreciation) during the period   (162,256)    104,246    (41,042)    44,290
                                                                   ----------  ----------   --------  ---------
Net increase (decrease) in assets from operations                     103,722     308,064     43,402     73,052
                                                                   ----------  ----------   --------  ---------
Changes from principal transactions:
   Transfer of net premiums                                           189,342     914,609    354,026    241,312
   Transfer on terminations                                          (802,700)   (218,578)   (69,558)  (153,727)
   Transfer on policy loans                                           158,125          14        (21)         1
   Net interfund transfers                                            (87,269)    624,400    (85,934)   380,453
                                                                   ----------  ----------   --------  ---------
Net increase (decrease) in assets from principal transactions        (542,502)  1,320,445    198,513    468,039
                                                                   ----------  ----------   --------  ---------
Total increase (decrease) in assets                                  (438,780)  1,628,509    241,915    541,091

Assets, beginning of period                                         3,447,752   1,819,243    587,434     46,343
                                                                   ----------  ----------   --------  ---------
Assets, end of period                                              $3,008,972  $3,447,752   $829,349  $ 587,434
                                                                   ==========  ==========   ========  =========

See accompanying notes.

                                                                       Sub-Account
                                       ---------------------------------------------------------------------------
                                         Mid Cap Index Trust       Mid Cap Stock Trust       Mid Cap Value Trust
                                               Series 1                 Series 1                  Series 1
                                       -----------------------  ------------------------  ------------------------
                                        Year Ended  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                        Dec. 31/05  Dec. 31/04   Dec. 31/05   Dec. 31/04   Dec. 31/05   Dec. 31/04
                                       -----------  ----------  -----------  -----------  -----------  -----------
Income:
   Dividends                           $   398,312  $   20,885  $   203,232  $         -  $   865,256  $    50,792
Expenses:
   Mortality and expense risk               35,270      23,879       55,141       44,528      119,540       52,309
                                       -----------  ----------  -----------  -----------  -----------  -----------
Net investment income (loss)               363,042      (2,994)     148,091      (44,528)     745,716       (1,517)
Net realized gain (loss)                   430,241     572,157      424,773    1,502,857    1,371,665    1,262,145
Change in unrealized appreciation
  (depreciation) during the period        (104,490)    255,962    1,237,951      401,043      326,694    1,027,584
                                       -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  operations                               688,793     825,125    1,810,815    1,859,372    2,444,075    2,288,212
                                       -----------  ----------  -----------  -----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                969,412     883,375    1,552,040    4,622,286    3,777,121    4,154,000
   Transfer on terminations               (366,310)   (560,507)    (638,596)  (1,117,415)    (912,509)  (1,401,796)
   Transfer on policy loans                   (352)       (130)        (376)        (729)        (378)      24,834
   Net interfund transfers              (2,044,633)  2,106,730   (5,724,536)   5,828,863   13,268,419    2,046,385
                                       -----------  ----------  -----------  -----------  -----------  -----------
Net increase (decrease) in assets from
  principal transactions                (1,441,883)  2,429,468   (4,811,468)   9,333,005   16,132,653    4,823,423
                                       -----------  ----------  -----------  -----------  -----------  -----------
Total increase (decrease) in assets       (753,090)  3,254,593   (3,000,653)  11,192,377   18,576,728    7,111,635

Assets, beginning of period              6,984,470   3,729,877   16,362,126    5,169,749   13,585,575    6,473,940
                                       -----------  ----------  -----------  -----------  -----------  -----------
Assets, end of period                  $ 6,231,380  $6,984,470  $13,361,473  $16,362,126  $32,162,303  $13,585,575
                                       ===========  ==========  ===========  ===========  ===========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   -------------------------------------------------
                                                                       Money Market Trust     Natural Resources Trust
                                                                            Series 1                 Series 1
                                                                   -------------------------  ----------------------
                                                                    Year Ended   Year Ended   Year Ended  Year Ended
                                                                    Dec. 31/05   Dec. 31/04   Dec. 31/05  Dec. 31/04
                                                                   -----------  ------------  ----------  ----------
Income:
   Dividends                                                       $ 1,334,553  $    341,955  $   70,449  $   15,891
Expenses:
   Mortality and expense risk                                          240,075       215,875      16,587       5,348
                                                                   -----------  ------------  ----------  ----------
Net investment income (loss)                                         1,094,478       126,080      53,862      10,543
Net realized gain (loss)                                                     -             -     739,877     259,989
Change in unrealized appreciation (depreciation) during the period           -             -     558,950      13,369
                                                                   -----------  ------------  ----------  ----------
Net increase (decrease) in assets from operations                    1,094,478       126,080   1,352,689     283,901
                                                                   -----------  ------------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                         12,718,525    28,529,902     884,166     275,431
   Transfer on terminations                                         (8,191,624)   (7,713,967)   (113,353)    (50,167)
   Transfer on policy loans                                            (36,426)      (78,061)     (4,099)          -
   Net interfund transfers                                           6,751,164   (19,391,094)  1,157,218     337,104
                                                                   -----------  ------------  ----------  ----------
Net increase (decrease) in assets from principal transactions       11,241,639     1,346,780   1,923,932     562,368
                                                                   -----------  ------------  ----------  ----------
Total increase (decrease) in assets                                 12,336,117     1,472,860   3,276,621     846,269

Assets, beginning of period                                         40,361,843    38,888,983   1,963,833   1,117,564
                                                                   -----------  ------------  ----------  ----------
Assets, end of period                                              $52,697,960  $ 40,361,843  $5,240,454  $1,963,833
                                                                   ===========  ============  ==========  ==========

## Reflects the period from commencement of operations on May 3, 2004 through
   December 31, 2004.
** Terminated as an investment option and funds transferred to International
   Value Trust on May 2, 2005.

See accompanying notes.

                                                                                 Sub-Account
                                                  ---------------------------------------------------------------------------
                                                       Overseas Trust          Pacific Rim Trust    Quantitative All Cap Trust
                                                          Series 1                 Series 1                Series 1
                                                  ------------------------  ----------------------  -------------------------
                                                   Year Ended   Year Ended  Year Ended  Year Ended  Year Ended   Period Ended
                                                  Dec. 31/05**  Dec. 31/04  Dec. 31/05  Dec. 31/04  Dec.31/05    Dec.31/04##
                                                  ------------ -----------  ----------  ----------  ----------   ------------
Income:
   Dividends                                      $    26,472  $    21,159  $   51,181  $   20,768   $ 2,139       $     35
Expenses:
   Mortality and expense risk                          11,015       33,125      33,430      29,895        52              7
                                                  -----------  -----------  ----------  ----------   -------       --------
Net investment income (loss)                           15,457      (11,966)     17,751      (9,127)    2,087             28
Net realized gain (loss)                              453,768    1,033,768     366,227     536,710       319            229
Change in unrealized appreciation (depreciation)
  during the period                                  (643,264)    (445,818)    992,934     257,716    (1,577)           128
                                                  -----------  -----------  ----------  ----------   -------       --------
Net increase (decrease) in assets from operations    (174,039)     575,984   1,376,912     785,299       829            385
                                                  -----------  -----------  ----------  ----------   -------       --------
Changes from principal transactions:
   Transfer of net premiums                           332,051    1,245,662     475,979     617,822    27,153         28,497
   Transfer on terminations                          (121,484)  (1,498,451)   (716,554)   (905,314)   (1,212)          (137)
   Transfer on policy loans                              (203)        (779)      6,685      51,175         -              -
   Net interfund transfers                         (6,052,348)     676,903     (50,112)  1,037,019     2,987        (25,829)
                                                  -----------  -----------  ----------  ----------   -------       --------
Net increase (decrease) in assets from principal
  transactions                                     (5,841,984)     423,335    (284,002)    800,702    28,928          2,531
                                                  -----------  -----------  ----------  ----------   -------       --------
Total increase (decrease) in assets                (6,016,023)     999,319   1,092,910   1,586,001    29,757          2,916

Assets, beginning of period                         6,016,023    5,016,704   5,836,323   4,250,322     2,916              -
                                                  -----------  -----------  ----------  ----------   -------       --------
Assets, end of period                             $         -  $ 6,016,023  $6,929,233  $5,836,323   $32,673       $  2,916
                                                  ===========  ===========  ==========  ==========   =======       ========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  Sub-Account
                                                                   ---------------------------------------------
                                                                   Quantitative Equity Quantitative Mid Cap Trust
                                                                     Trust Series 1          Series 1
                                                                   ------------------- -------------------------
                                                                       Year Ended      Year Ended    Year Ended
                                                                      Dec. 31/04xx     Dec. 31/05    Dec. 31/04
                                                                   ------------------- ----------    ----------
Income:
   Dividends                                                          $    198,602      $      -      $      -
Expenses:
   Mortality and expense risk                                               43,130         2,544         2,073
                                                                      ------------      --------      --------
Net investment income (loss)                                               155,472        (2,544)       (2,073)
Net realized gain (loss)                                                (7,943,133)       13,336        12,163
Change in unrealized appreciation (depreciation) during the period       7,725,161        42,955        42,800
                                                                      ------------      --------      --------
Net increase (decrease) in assets from operations                          (62,500)       53,747        52,890
                                                                      ------------      --------      --------
Changes from principal transactions:
   Transfer of net premiums                                                543,057        71,765        52,296
   Transfer on terminations                                             (1,119,875)      (19,192)      (41,619)
   Transfer on policy loans                                                (16,546)          (22)            -
   Net interfund transfers                                             (20,123,033)      (13,615)      175,614
                                                                      ------------      --------      --------
Net increase (decrease) in assets from principal transactions          (20,716,397)       38,936       186,291
                                                                      ------------      --------      --------
Total increase (decrease) in assets                                    (20,778,897)       92,683       239,181

Assets, beginning of period                                             20,778,897       394,385       155,204
                                                                      ------------      --------      --------
Assets, end of period                                                 $          -      $487,068      $394,385
                                                                      ============      ========      ========

xx Terminated as an investment option and funds transferred to U.S. Large Cap
   Trust Series 1 on May 3, 2004.
++ Fund available in prior year but not active.

See accompanying notes.

                                                                                    Sub-Account
                                                        -------------------------------------------------------------------
                                                        Quantitative Value  Real Estate Securities      Real Return Bond
                                                          Trust Series 1        Trust Series 1           Trust Series 1
                                                        ------------------ ------------------------  ----------------------
                                                           Period Ended     Year Ended   Year Ended  Year Ended  Year Ended
                                                           Dec. 31/05++     Dec. 31/05   Dec. 31/04  Dec. 31/05  Dec. 31/04
                                                        ------------------ -----------  -----------  ----------  ----------
Income:
   Dividends                                                  $   -        $ 5,696,781  $   685,716  $   58,163  $   22,216
Expenses:
   Mortality and expense risk                                    27            201,032      165,197       7,035       5,297
                                                              -----        -----------  -----------  ----------  ----------
Net investment income (loss)                                    (27)         5,495,749      520,519      51,128      16,919
Net realized gain (loss)                                        649          2,300,759    2,771,624      20,619     (20,665)
Change in unrealized appreciation (depreciation) during
  the period                                                      -         (4,050,057)   5,105,174     (62,554)     67,108
                                                              -----        -----------  -----------  ----------  ----------
Net increase (decrease) in assets from operations               622          3,746,451    8,397,317       9,193      63,362
                                                              -----        -----------  -----------  ----------  ----------
Changes from principal transactions:
   Transfer of net premiums                                       -          3,203,497    4,537,256     477,070     212,754
   Transfer on terminations                                    (156)        (3,735,390)  (2,562,745)    (76,309)   (202,894)
   Transfer on policy loans                                       -            (71,285)      13,292     (24,241)          -
   Net interfund transfers                                     (466)        (1,953,087)   3,708,238    (301,076)  1,434,946
                                                              -----        -----------  -----------  ----------  ----------
Net increase (decrease) in assets from principal
  transactions                                                 (622)        (2,556,265)   5,696,041      75,444   1,444,806
                                                              -----        -----------  -----------  ----------  ----------
Total increase (decrease) in assets                               -          1,190,186   14,093,358      84,637   1,508,168

Assets, beginning of period                                       -         38,437,806   24,344,448   1,584,831      76,663
                                                              -----        -----------  -----------  ----------  ----------
Assets, end of period                                         $   -        $39,627,992  $38,437,806  $1,669,468  $1,584,831
                                                              =====        ===========  ===========  ==========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                  Sub-Account
                                                                   -----------------------------------------
                                                                      Science & Technology    Small Cap Trust
                                                                         Trust Series 1          Series 1
                                                                   -------------------------  ---------------
                                                                    Year Ended    Year Ended   Period Ended
                                                                    Dec. 31/05    Dec. 31/04    Dec. 31/05~
                                                                   ------------  -----------  ---------------
Income:
   Dividends                                                       $          -  $         -      $     -
Expenses:
   Mortality and expense risk                                           106,167      126,572           15
                                                                   ------------  -----------      -------
Net investment income (loss)                                           (106,167)    (126,572)         (15)
Net realized gain (loss)                                                415,202    3,685,252           (7)
Change in unrealized appreciation (depreciation) during the period     (348,119)  (3,490,949)         340
                                                                   ------------  -----------      -------
Net increase (decrease) in assets from operations                       (39,084)      67,731          318
                                                                   ------------  -----------      -------
Changes from principal transactions:
   Transfer of net premiums                                           2,330,500    7,760,063          517
   Transfer on terminations                                          (1,675,670)  (4,236,763)        (224)
   Transfer on policy loans                                               8,380      (41,439)           -
   Net interfund transfers                                          (10,559,993)     518,941       16,420
                                                                   ------------  -----------      -------
Net increase (decrease) in assets from principal transactions        (9,896,783)   4,000,802       16,713
                                                                   ------------  -----------      -------
Total increase (decrease) in assets                                  (9,935,867)   4,068,533       17,031

Assets, beginning of period                                          30,223,103   26,154,570            -
                                                                   ------------  -----------      -------
Assets, end of period                                              $ 20,287,236  $30,223,103      $17,031
                                                                   ============  ===========      =======

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.
## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                                Sub-Account
                                                  -----------------------------------------------------------------------
                                                   Small Cap Index Trust   Small Cap Opportunities   Small Company Trust
                                                          Series 1             Trust Series 1             Series 1
                                                  -----------------------  ----------------------  ----------------------
                                                   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended Period Ended
                                                   Dec. 31/05  Dec. 31/04  Dec. 31/05  Dec. 31/04  Dec. 31/05 Dec. 31/04##
                                                  -----------  ----------  ----------  ----------  ---------- ------------
Income:
   Dividends                                      $ 450,972 $      15,158  $   19,697  $    3,327   $      4      $ -
Expenses:
   Mortality and expense risk                          52,105      23,199      17,963       3,140        245        -
                                                  -----------  ----------  ----------  ----------   --------      ---
Net investment income (loss)                          398,867      (8,041)      1,734         187       (241)       -
Net realized gain (loss)                              194,935     211,250     296,913     113,023      6,841        6
Change in unrealized appreciation (depreciation)
  during the period                                    12,957     540,967     293,682     108,537      1,017        -
                                                  -----------  ----------  ----------  ----------   --------      ---
Net increase (decrease) in assets from operations     606,759     744,176     592,329     221,747      7,617        6
                                                  -----------  ----------  ----------  ----------   --------      ---
Changes from principal transactions:
   Transfer of net premiums                           953,242   1,169,609     332,904     127,192     42,362        -
   Transfer on terminations                          (466,990)   (166,933)   (280,836)   (133,464)   (89,707)      (1)
   Transfer on policy loans                            49,463     (50,614)       (169)          -          -        -
   Net interfund transfers                          3,529,504   3,211,715   3,741,257     919,045     83,695       (5)
                                                  -----------  ----------  ----------  ----------   --------      ---
Net increase (decrease) in assets from principal
  transactions                                      4,065,219   4,163,777   3,793,156     912,773     36,350       (6)
                                                  -----------  ----------  ----------  ----------   --------      ---
Total increase (decrease) in assets                 4,671,978   4,907,953   4,385,485   1,134,520     43,967        -

Assets, beginning of period                         7,067,046   2,159,093   1,625,557     491,037          -        -
                                                  -----------  ----------  ----------  ----------   --------      ---
Assets, end of period                             $11,739,024  $7,067,046  $6,011,042  $1,625,557   $ 43,967      $ -
                                                  ===========  ==========  ==========  ==========   ========      ===

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                       Sub-Account
                                                                   --------------------------------------------------
                                                                      Small Company Blend       Small Company Value
                                                                        Trust Series 1            Trust Series 1
                                                                   ------------------------  ------------------------
                                                                    Year Ended   Year Ended   Year Ended   Year Ended
                                                                   Dec. 31/05**  Dec. 31/04   Dec. 31/05   Dec. 31/04
                                                                   ------------ -----------  -----------  -----------
Income:
   Dividends                                                       $         -  $         -  $   428,910  $   232,040
Expenses:
   Mortality and expense risk                                            4,230       14,623      115,206       94,855
                                                                   -----------  -----------  -----------  -----------
Net investment income (loss)                                            (4,230)     (14,623)     313,704      137,185
Net realized gain (loss)                                                (4,367)     476,929    2,353,453    2,282,749
Change in unrealized appreciation (depreciation) during the period    (227,929)    (381,573)  (1,242,663)   1,936,155
                                                                   -----------  -----------  -----------  -----------
Net increase (decrease) in assets from operations                     (236,526)      80,733    1,424,494    4,356,089
                                                                   -----------  -----------  -----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                             27,490      352,634    4,488,191    4,890,637
   Transfer on terminations                                           (100,046)    (676,647)  (1,916,909)  (1,900,460)
   Transfer on policy loans                                             (1,238)     (50,127)      (8,957)      11,035
   Net interfund transfers                                          (1,314,266)  (1,414,305)  (2,287,918)   1,934,834
                                                                   -----------  -----------  -----------  -----------
Net increase (decrease) in assets from principal transactions       (1,388,060)  (1,788,445)     274,407    4,936,046
                                                                   -----------  -----------  -----------  -----------
Total increase (decrease) in assets                                 (1,624,586)  (1,707,712)   1,698,901    9,292,135

Assets, beginning of period                                          1,624,586    3,332,298   24,396,927   15,104,792
                                                                   -----------  -----------  -----------  -----------
Assets, end of period                                              $         -  $ 1,624,586  $26,095,828  $24,396,927
                                                                   ===========  ===========  ===========  ===========

** Terminated as an investment option and funds transferred to Small Cap
   Opportunities Trust Series 1 on May 2, 2005.
) Terminated as an investment option and funds transferred to U.S. Global Leaders Growth Trust Series 1 on May 2, 2005.

See accompanying notes.

                                                                    Sub-Account
                                       ---------------------------------------------------------------------
                                        Special Value Trust   Strategic Bond Trust    Strategic Growth Trust
                                             Series 1               Series 1                 Series 1
                                       --------------------  ----------------------  -----------------------
                                       Year Ended Year Ended Year Ended  Year Ended  Year Ended   Year Ended
                                       Dec. 31/05 Dec. 31/04 Dec. 31/05  Dec. 31/04  Dec. 31/05)  Dec. 31/04
                                       ---------- ---------- ----------  ----------  -----------  ----------
Income:
   Dividends                            $  1,101   $  3,020  $  104,231  $  166,811  $    22,052  $        -
Expenses:
   Mortality and expense risk              1,480        839      23,638      24,149        1,619       7,897
                                        --------   --------  ----------  ----------  -----------  ----------
Net investment income (loss)                (379)     2,181      80,593     142,662       20,433      (7,897)
Net realized gain (loss)                   5,043      2,877     102,238      60,033       31,411     219,720
Change in unrealized appreciation
  (depreciation) during the period        13,482     30,299    (100,942)     49,512     (111,325)   (109,627)
                                        --------   --------  ----------  ----------  -----------  ----------
Net increase (decrease) in assets from
  operations                              18,146     35,357      81,889     252,207      (59,481)    102,196
                                        --------   --------  ----------  ----------  -----------  ----------
Changes from principal transactions:
   Transfer of net premiums               39,101     35,513     878,464   1,203,396       43,285     236,481
   Transfer on terminations               (7,980)    (4,252)   (303,891)   (280,031)     (14,017)   (933,642)
   Transfer on policy loans                    -          -         202      (3,858)           -         100
   Net interfund transfers                34,544     (7,234)   (260,453)    469,939   (1,009,266)    111,460
                                        --------   --------  ----------  ----------  -----------  ----------
Net increase (decrease) in assets from
  principal transactions                  65,665     24,027     314,322   1,389,446     (979,998)   (585,601)
                                        --------   --------  ----------  ----------  -----------  ----------
Total increase (decrease) in assets       83,811     59,384     396,211   1,641,653   (1,039,479)   (483,405)

Assets, beginning of period              225,420    166,036   4,821,612   3,179,959    1,039,479   1,522,884
                                        --------   --------  ----------  ----------  -----------  ----------
Assets, end of period                   $309,231   $225,420  $5,217,823  $4,821,612  $         -  $1,039,479
                                        ========   ========  ==========  ==========  ===========  ==========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                      Sub-Account
                                                                   ------------------------------------------------
                                                                    Strategic Income Trust  Strategic Opportunities
                                                                           Series 1              Trust Series 1
                                                                   -----------------------  -----------------------
                                                                   Year Ended  Period Ended Year Ended   Year Ended
                                                                   Dec. 31/05  Dec. 31/04## Dec. 31/05   Dec. 31/04
                                                                   ----------  ------------ ----------  -----------
Income:
   Dividends                                                       $   42,262    $   456    $   18,691  $     4,691
Expenses:
   Mortality and expense risk                                           2,001         30        26,579       31,607
                                                                   ----------    -------    ----------  -----------
Net investment income (loss)                                           40,261        426        (7,888)     (26,916)
Net realized gain (loss)                                                1,191          6       108,570       54,973
Change in unrealized appreciation (depreciation) during the period    (29,060)       320       319,582      540,794
                                                                   ----------    -------    ----------  -----------
Net increase (decrease) in assets from operations                      12,392        752       420,264      568,851
                                                                   ----------    -------    ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                                            31,429          -       401,814      813,794
   Transfer on terminations                                           (13,544)      (284)     (620,348)    (779,773)
   Transfer on policy loans                                              (124)         -        (1,187)      25,888
   Net interfund transfers                                          1,014,937     29,699       173,814   (1,859,398)
                                                                   ----------    -------    ----------  -----------
Net increase (decrease) in assets from principal transactions       1,032,698     29,415       (45,907)  (1,799,489)
                                                                   ----------    -------    ----------  -----------
Total increase (decrease) in assets                                 1,045,090     30,167       374,357   (1,230,638)

Assets, beginning of period                                            30,167          -     4,732,242    5,962,880
                                                                   ----------    -------    ----------  -----------
Assets, end of period                                              $1,075,257    $30,167    $5,106,599  $ 4,732,242
                                                                   ==========    =======    ==========  ===========

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

See accompanying notes.

                                                                                 Sub-Account
                                                 --------------------------------------------------------------------------
                                                  Strategic Value Trust      Total Return Trust     Total Stock Market Index
                                                        Series 1                  Series 1               Trust Series 1
                                                 ----------------------  -------------------------  -----------------------
                                                 Year Ended  Year Ended   Year Ended    Year Ended  Year Ended   Year Ended
                                                 Dec. 31/05  Dec. 31/04   Dec. 31/05    Dec. 31/04  Dec. 31/05   Dec. 31/04
                                                 ---------- -----------  ------------  -----------  ----------  -----------
Income:
   Dividends                                     $  19,083  $     2,224  $  2,249,068  $ 1,747,512  $   30,875  $    26,321
Expenses:
   Mortality and expense risk                        5,018        4,362       205,186      173,817      15,894       21,037
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Net investment income (loss)                        14,065       (2,138)    2,043,882    1,573,695      14,981        5,284
Net realized gain (loss)                            25,957      268,135      (298,985)     (53,376)    158,751      441,641
Change in unrealized appreciation
  (depreciation) during the period                 (91,372)     (95,497)     (781,786)      36,499     (11,247)    (163,829)
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Net increase (decrease) in assets from
  operations                                       (51,350)     170,500       963,111    1,556,818     162,485      283,096
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Changes from principal transactions:
   Transfer of net premiums                         56,440      195,688     5,960,390   13,333,338     456,605      739,392
   Transfer on terminations                       (623,336)     (38,725)   (3,595,874)  (3,157,466)   (314,313)    (618,492)
   Transfer on policy loans                              -        7,539       (20,285)      (1,095)        476         (313)
   Net interfund transfers                        (127,478)  (1,832,767)  (10,329,597)    (980,814)    930,146   (1,551,114)
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Net increase (decrease) in assets from principal
  transactions                                    (694,374)  (1,668,265)   (7,985,366)   9,193,963   1,072,914   (1,430,527)
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Total increase (decrease) in assets               (745,724)  (1,497,765)   (7,022,255)  10,750,781   1,235,399   (1,147,431)

Assets, beginning of period                        832,892    2,330,657    49,394,073   38,643,292   2,572,128    3,719,559
                                                 ---------  -----------  ------------  -----------  ----------  -----------
Assets, end of period                            $  87,168  $   832,892  $ 42,371,818  $49,394,073  $3,807,527  $ 2,572,128
                                                 =========  ===========  ============  ===========  ==========  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                    Sub-Account
                                                                   -----------------------------------------------
                                                                    U.S. Global Leaders  U.S. Government Securities
                                                                   Growth Trust Series 1      Trust Series 1
                                                                   --------------------- -------------------------
                                                                       Period Ended      Year Ended    Year Ended
                                                                       Dec. 31/05++      Dec. 31/05    Dec. 31/04
                                                                   --------------------- ----------   -----------
Income:
   Dividends                                                            $   21,640       $  325,470   $   235,364
Expenses:
   Mortality and expense risk                                                3,729           46,019        37,676
                                                                        ----------       ----------   -----------
Net investment income (loss)                                                17,911          279,451       197,688
Net realized gain (loss)                                                    13,359          (60,923)      (62,499)
Change in unrealized appreciation (depreciation) during the period          66,198         (126,220)       29,793
                                                                        ----------       ----------   -----------
Net increase (decrease) in assets from operations                           97,468           92,308       164,982
                                                                        ----------       ----------   -----------
Changes from principal transactions:
   Transfer of net premiums                                                120,102        2,691,564     2,316,495
   Transfer on terminations                                                (95,802)        (601,199)   (1,509,148)
   Transfer on policy loans                                                    100          (17,078)       (1,876)
   Net interfund transfers                                                 979,083         (427,261)   (1,612,537)
                                                                        ----------       ----------   -----------
Net increase (decrease) in assets from principal transactions            1,003,483        1,646,026      (807,066)
                                                                        ----------       ----------   -----------
Total increase (decrease) in assets                                      1,100,951        1,738,334      (642,084)

Assets, beginning of period                                                      -        8,245,778     8,887,862
                                                                        ----------       ----------   -----------
Assets, end of period                                                   $1,100,951       $9,984,112   $ 8,245,778
                                                                        ==========       ==========   ===========

++ Fund available in prior year but not active.

See accompanying notes.

                                                                                 Sub-Account
                                                 ----------------------------------------------------------------------------
                                                   U.S. Large Cap Trust
                                                         Series 1          Utilities Trust Series 1    Value Trust Series 1
                                                 ------------------------  -----------------------  -------------------------
                                                  Year Ended   Year Ended  Year Ended   Year Ended   Year Ended    Year Ended
                                                  Dec. 31/05   Dec. 31/04  Dec. 31/05   Dec. 31/04   Dec. 31/05    Dec. 31/04
                                                 -----------  -----------  ----------   ----------  ------------  -----------
Income:
   Dividends                                     $    93,489  $    14,756  $   81,868    $  1,176   $     56,502  $    70,205
Expenses:
   Mortality and expense risk                        134,525      102,018       6,969       1,321         56,755       73,832
                                                 -----------  -----------  ----------    --------   ------------  -----------
Net investment income (loss)                         (41,036)     (87,262)     74,899        (145)          (253)      (3,627)
Net realized gain (loss)                             495,701      680,254      60,629      20,291        693,338    2,389,598
Change in unrealized appreciation
  (depreciation) during the period                   619,166    1,272,633      87,129      54,611         44,915     (156,787)
                                                 -----------  -----------  ----------    --------   ------------  -----------
Net increase (decrease) in assets from
  operations                                       1,073,831    1,865,625     222,657      74,757        738,000    2,229,184
                                                 -----------  -----------  ----------    --------   ------------  -----------
Changes from principal transactions:
   Transfer of net premiums                        1,723,981    1,686,794     292,142      16,995      1,587,703    6,364,526
   Transfer on terminations                       (2,437,739)  (2,845,810)    (41,249)    (11,554)      (548,553)  (1,959,091)
   Transfer on policy loans                           27,193       36,588      (2,831)    (21,107)        (3,802)       4,581
   Net interfund transfers                          (444,512)  18,447,265   1,240,265     308,920    (14,588,210)   3,381,928
                                                 -----------  -----------  ----------    --------   ------------  -----------
Net increase (decrease) in assets from principal
  transactions                                    (1,131,077)  17,324,837   1,488,327     293,254    (13,552,862)   7,791,944
                                                 -----------  -----------  ----------    --------   ------------  -----------
Total increase (decrease) in assets                  (57,246)  19,190,462   1,710,984     368,011    (12,814,862)  10,021,128

Assets, beginning of period                       22,836,763    3,646,301     489,462     121,451     22,720,877   12,699,749
                                                 -----------  -----------  ----------    --------   ------------  -----------
Assets, end of period                            $22,779,517  $22,836,763  $2,200,446    $489,462   $  9,906,015  $22,720,877
                                                 ===========  ===========  ==========    ========   ============  ===========

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

  Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              Total
                                                                   --------------------------
                                                                    Year Ended    Year Ended
                                                                    Dec. 31/05    Dec. 31/04
                                                                   ------------  ------------
Income:
   Dividends                                                       $ 22,903,011  $  9,343,432
Expenses:
   Mortality and expense risk                                         3,546,389     3,256,647
                                                                   ------------  ------------
Net investment income (loss)                                         19,356,622     6,086,785
Net realized gain (loss)                                             29,910,849    25,595,639
Change in unrealized appreciation (depreciation) during the period   (8,176,520)   29,602,062
                                                                   ------------  ------------
Net increase (decrease) in assets from operations                    41,090,951    61,284,486
                                                                   ------------  ------------
Changes from principal transactions:
   Transfer of net premiums                                          93,226,794   146,386,789
   Transfer on terminations                                         (66,979,008)  (88,708,576)
   Transfer on policy loans                                            (351,004)      (76,529)
   Net interfund transfers                                           (6,962,283)    1,335,829
                                                                   ------------  ------------
Net increase (decrease) in assets from principal transactions        18,934,499    58,937,513
                                                                   ------------  ------------
Total increase (decrease) in assets                                  60,025,450   120,221,999

Assets, beginning of period                                         681,926,956   561,704,957
                                                                   ------------  ------------
Assets, end of period                                              $741,952,406  $681,926,956
                                                                   ============  ============

See accompanying notes.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                         Notes to Financial Statements

                               December 31, 2005

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account N (formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N) (the "Account") is a separate account administered and sponsored by John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company") (formerly The Manufacturers Life Insurance Company (U.S.A.)) ("ManUSA" or the "Company"). The Account operates as a Unit Investment Trust registered under the Investment Company Act of 1940, as amended (the "Act") and has seventy-two active investment sub-accounts that invest in shares of a particular John Hancock Trust (formerly Manufacturers Investment Trust) portfolio and one sub-account that invests in shares of a particular PIMCO Variable Investment Trust portfolio. John Hancock Trust (formerly Manufacturers Investment Trust) and PIMCO Variable Investment Trust (collectively the "Trusts") are registered under the Act as open-end management investment companies, commonly known as mutual funds, which do not transact with the general public. Instead, the Trusts deal primarily with insurance companies by providing the investment medium for variable contracts. The Account is a funding vehicle for the allocation of net premiums under variable universal life insurance contracts (the "Contracts") issued by the Company.

The Company is a stock life insurance company incorporated under the laws of Michigan in 1979. The Company is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian based publicly traded life insurance company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

1. Organization (continued)

Effective January 1, 2005, the following name changes occurred:

                 Previous Name                                      New Name
                 -------------                                      --------
The Manufacturers Life Insurance Company (U.S.A.) John Hancock Life Insurance Company (U.S.A.)
        Manulife Financial Securities LLC                John Hancock Distributors LLC
         Manufacturers Investment Trust                        John Hancock Trust
    The Manufacturers Life Insurance Company          John Hancock Life Insurance Company
           (U.S.A.) Separate Account N                    (U.S.A.) Separate Account N

As the result of portfolio changes, the following sub-accounts of the Account were renamed as follows:

          Previous Name                         New Name                   Effective Date
          -------------                         --------                   --------------
 International Equity Index Fund   International Equity Index Trust A       May 2, 2005
       Global Equity Trust                    Global Trust                  May 3, 2004
Pacific Rim Emerging Markets Trust         Pacific Rim Trust                May 3, 2004

Effective May 2, 2005, the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                  Terminated               Funds Transferred To
                  ----------               --------------------
           Aggressive Growth Trust         Mid Cap Stock Trust
            Diversified Bond Trust          Active Bond Trust
              Equity Index Trust            500 Index Trust B
                Overseas Trust          International Value Trust
           Small Company Blend Trust  Small Cap Opportunities Trust
            Strategic Growth Trust   U.S. Global Leaders Growth Trust

Effective May 3, 2004, the following sub-accounts of the Account were terminated as investment options and the funds were transferred to existing sub-account funds as follows:

                     Terminated           Funds Transferred To
                     ----------           --------------------
                   Balanced Trust         Income & Value Trust
              Quantitative Equity Trust   U.S. Large Cap Trust

Effective June 18, 2004, the following sub-account of the Account was terminated as an investment option and the funds were transferred to an existing sub-account fund as follows:

                  Terminated              Funds Transferred To
                  ----------              --------------------
           International Index Trust International Equity Index Fund

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

1. Organization (continued)

The following sub-accounts of the Account were added as investment options for variable universal life insurance contract holders of the Company:

                                      Commencement of
                                     Operations of the
                                       Sub- Accounts
                                     -----------------
500 Index Trust B                      May 2, 2005
Active Bond Trust                      May 2, 2005
All Asset Portfolio                    May 3, 2004
American Bond Trust (                October 31, 2005
Bond Index Trust B (                   May 2, 2005
Brandes International Equity Trust (   May 2, 2005
Business Opportunity Value Trust (     May 2, 2005
Classic Value Trust                    May 3, 2004
Core Bond Trust                        May 2, 2005
Core Equity Trust                      May 3, 2004
Frontier Capital Appreciation (        May 2, 2005
Growth & Income Trust II (             May 2, 2005
International Equity Index Trust A (   May 2, 2005
International Equity Index Trust B     May 3, 2004
International Opportunities Trust      May 2, 2005
Large Cap Trust                        May 2, 2005
Managed Trust (                        May 2, 2005
Mid Value Trust (                      May 2, 2005
Money Market Trust B (                 May 2, 2005
Overseas Equity Trust (                May 2, 2005
Short-Term Bond Trust (                May 2, 2005
Small Cap Trust                        May 2, 2005
Small Cap Growth Trust (               May 2, 2005
Small Cap Value Trust (                May 2, 2005
Small Company Trust                    May 3, 2004
Strategic Income Trust                 May 3, 2004
Turner Core Growth Trust (             May 2, 2005
U.S. Global Leaders Growth Trust       May 3, 2004
U.S. High Yield Bond Trust (           May 2, 2005

(   Fund available in current year but no activity.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

2. Significant Accounting Policies

Investments of each sub-account consist of shares in the respective portfolios of the Trust. These shares are carried at fair value which is calculated using the fair value of the investment securities underlying each Trust portfolio. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are computed on the basis of the specifically identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the fixed account contained within the Company's general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the Company's general account has not been registered as an investment company under the Act. Net interfund transfers include interfund transfers between separate and general accounts.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically reassess this position taking into account changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

3. Mortality and Expense Risks Charge

The Company deducts from the assets of the Account a daily charge equivalent to annual rates between 0.30% and 0.70% of the average net value of the Account's assets for the assumption of mortality and expense risks.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

4. Contract Charges

The Company deducts certain charges from gross premiums before placing the remaining net premiums in the sub-account. In the event of a surrender by the contract holder, surrender charges may be levied by the Company against the contract value at the time of termination to cover sales and administrative expenses associated with underwriting and issuing the Contract. Additionally, each month a deduction consisting of an administration charge, a charge for cost of insurance and charges for supplementary benefits is deducted from the contract value. Contract charges are paid through the redemption of sub-account units and are reflected as terminations.

5. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
Sub-Accounts:
   500 Index Trust Series 1                             $10,161,768 $ 6,581,432
   500 Index Trust B Series 0                            30,348,787   9,553,457
   Active Bond Trust Series 1                             8,122,898   4,024,103
   Aggressive Growth Trust Series 1                         587,748   5,983,159
   All Asset Portfolio Series 1                             654,092     192,395
   All Cap Core Trust Series 1                              958,926   1,137,761
   All Cap Growth Trust Series 1                          2,529,188   3,224,555
   All Cap Value Trust Series 1                             694,129     603,826
   American Blue Chip Income and Growth Trust Series 1    2,493,498     502,661
   American Growth Trust Series 1                        22,924,778   7,882,284
   American Growth-Income Trust Series 1                  1,293,446     461,824
   American International Trust Series 1                 12,988,389   1,037,797
   Blue Chip Growth Trust Series 1                       11,336,668  15,522,633
   Capital Appreciation Trust Series 1                    1,408,421     473,062
   Classic Value Trust Series 1                             472,432      25,310
   Core Bond Trust Series 1                                      71           -
   Core Equity Trust Series 1                               358,469      96,294
   Diversified Bond Trust Series 1                          959,385   8,439,031
   Dynamic Growth Trust Series 1                          2,642,694   1,487,011
   Emerging Growth Trust Series 1                           576,251     344,247
   Emerging Small Company Trust Series 1                 16,470,982  18,662,428
   Equity-Income Trust Series 1                          18,573,660  18,806,654
   Equity Index Trust Series 1                            1,883,513  27,588,082

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

5. Purchases and Sales of Investments (continued)

                                                 Purchases     Sales
                                                ----------- -----------
Sub-Accounts:
   Financial Services Trust Series 1            $   244,250 $   131,015
   Fundamental Value Trust Series 1               1,548,782   1,195,712
   Global Trust Series 1                          1,694,233   1,664,335
   Global Allocation Trust Series 1                 581,592     485,043
   Global Bond Trust Series 1                     3,984,687   2,491,441
   Growth & Income Trust Series 1                10,496,634  10,697,851
   Health Sciences Trust Series 1                 2,021,276   1,133,996
   High Yield Trust Series 1                     10,105,574   4,886,304
   Income & Value Trust Series 1                  4,080,340   9,240,649
   International Equity Index Trust B Series 1    6,192,255   1,502,185
   International Opportunities Trust Series 1        23,832      18,442
   International Small Cap Trust Series 1         2,272,320   2,451,506
   International Stock Trust Series 1             5,219,372   6,253,994
   International Value Trust Series 1            16,911,078   7,158,392
   Investment Quality Bond Trust Series 1         6,102,587   8,498,701
   Large Cap Trust Series 1                           3,980         210
   Large Cap Growth Trust Series 1                2,322,291   3,075,467
   Large Cap Value Trust Series 1                 3,122,315     920,316
   Lifestyle Aggressive 1000 Trust Series 1       1,260,049     946,556
   Lifestyle Balanced 640 Trust Series 1          6,652,325   5,270,345
   Lifestyle Conservative 280 Trust Series 1      1,615,062     841,041
   Lifestyle Growth 820 Trust Series 1            2,716,501   2,508,046
   Lifestyle Moderate 460 Trust Series 1          1,544,228   1,905,319
   Mid Cap Core Trust Series 1                    1,715,373   1,438,668
   Mid Cap Index Trust Series 1                   6,031,289   7,110,131
   Mid Cap Stock Trust Series 1                  11,193,062  15,856,439
   Mid Cap Value Trust Series 1                  24,689,846   7,811,476
   Money Market Trust Series 1                   51,240,163  38,904,046
   Natural Resources Trust Series 1               5,471,678   3,493,885
   Overseas Trust Series 1                        1,023,899   6,850,426
   Pacific Rim Trust Series 1                     2,520,570   2,786,821
   Quantitative All Cap Trust Series 1               58,742      27,727
   Quantitative Mid Cap Trust Series 1              128,412      92,021
   Quantitative Value Trust Series 1                 16,386      17,036
   Real Estate Securities Trust Series 1         15,905,256  12,965,771
   Real Return Bond Trust Series 1                1,279,205   1,152,634

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

5. Purchases and Sales of Investments (continued)

                                               Purchases      Sales
                                              ------------ ------------
Sub-Accounts:
   Science & Technology Trust Series 1        $  7,426,551 $ 17,429,501
   Small Cap Trust Series 1                         23,077        6,378
   Small Cap Index Trust Series 1                7,287,126    2,823,040
   Small Cap Opportunities Trust Series 1        6,773,396    2,978,506
   Small Company Trust Series 1                    155,400      119,291
   Small Company Blend Trust Series 1            1,973,183    3,365,473
   Small Company Value Trust Series 1           12,749,009   12,160,897
   Special Value Trust Series 1                    109,576       44,291
   Strategic Bond Trust Series 1                 3,692,099    3,297,183
   Strategic Growth Trust Series 1                 130,259    1,089,823
   Strategic Income Trust Series 1               1,277,676      204,717
   Strategic Opportunities Trust Series 1        1,742,056    1,795,852
   Strategic Value Trust Series 1                3,892,262    4,572,572
   Total Return Trust Series 1                  21,897,942   27,839,426
   Total Stock Market Index Trust Series 1       3,528,657    2,440,762
   U.S. Global Leaders Growth Trust Series 1     1,294,924      273,530
   U.S. Government Securities Trust Series 1     6,509,142    4,583,666
   U.S. Large Cap Trust Series 1                 6,032,414    7,204,527
   Utilities Trust Series 1                      2,089,715      526,489
   Value Trust Series 1                          4,583,846   18,136,961
                                              ------------ ------------
                                              $453,597,947 $415,306,838
                                              ============ ============

6. Financial Highlights

The Account is a funding vehicle for a number of variable universal life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each sub-account that had units outstanding during the period were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum mortality and expense risk charge offered by the Company as contract owners may not have selected all available and applicable contract options as discussed in note 3.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                       Sub-Account
                             -----------------------------------------------------------------------------------------------
                                                                     500 Index Trust
                                                                         Series 1
                             -----------------------------------------------------------------------------------------------
                                Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                                Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                             ---------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year             689,458           575,198           375,317                94,218                22,035
Units issued                         932,154           773,654           501,063               688,915                86,705
Units redeemed                      (609,148)         (659,394)         (301,182)             (407,816)              (14,522)
                             ---------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                 1,012,464           689,458           575,198               375,317                94,218
                             ===============  ================  ================  ====================  ====================
Unit value, end of year      $10.89 - $11.16  $10.51 - $ 10.72     $9.59 - $9.72         $7.54 - $7.61        $9.80 - $ 9.85
Assets, end of year              $11,226,224        $7,356,251        $5,572,911            $2,849,500              $925,055
Investment income ratio/(1)/            1.22%             0.81%             0.79%                 0.00%                 1.51%
Expense ratio, lowest to
  highest/(2)/                0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/                3.60% to 4.09%   9.54% to 10.05%  27.19% to 27.69%  (23.02)% to (22.71)%  (12.93)% to (12.71)%

                                                        Sub-Account
                                                     -----------------
                                                     500 Index Trust B
                                                         Series 0
                                                     -----------------
                                                       Period Ended
                                                        Dec. 31/05~
                                                     -----------------
Units, beginning of year                                            -
Units issued                                                2,372,470
Units redeemed                                               (722,906)
                                                     ----------------
Units, end of year                                          1,649,564
                                                     ================
Unit value, end of year                              $13.57 - $ 13.60
Assets, end of year                                       $22,413,056
Investment income ratio/(1)/                                     0.00%
Expense ratio, lowest to highest/(2)/                  0.40% to 0.70%
Total return, lowest to highest/(3)/                   8.56% to 8.78%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                    Sub-Account
                                                 -----------------
                                                 Active Bond Trust
                                                     Series 1
                                                 -----------------
                                                   Period Ended
                                                    Dec. 31/05
                                                 -----------------
Units, beginning of year                                        -
Units issued                                              647,762
Units redeemed                                           (318,574)
                                                  ---------------
Units, end of year                                        329,188
                                                  ===============
Unit value, end of year                           $12.64 - $12.67
Assets, end of year                                    $4,165,458
Investment income ratio/(1)/                                 0.00%
Expense ratio, lowest to highest/(2)/              0.35% to 0.70%
Total return, lowest to highest/(3)/               1.14% to 1.36%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                         -------------------------------------------------------------------------------------------------
                                                              Aggressive Growth Trust
                                                                      Series 1
                         -------------------------------------------------------------------------------------------------
                             Year Ended         Year Ended       Year Ended          Year Ended            Year Ended
                            Dec. 31/05**        Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ------------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of
  year                              423,260          387,460           417,367               388,103               290,154
Units issued                         47,602          399,144           321,514               416,070               253,473
Units redeemed                     (470,862)        (363,344)         (351,421)             (386,806)             (155,524)
                         ------------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                        -          423,260           387,460               417,367               388,103
                         ==================  ===============  ================  ====================  ====================
Unit value, end of year    $10.88 - $ 15.15  $16.05 -$ 16.24   $10.75 - $14.90       $8.07 - $ 11.16      $10.82 - $ 14.91
Assets, end of year                      $0       $5,785,540        $4,974,158            $4,062,865            $5,113,597
Investment income
  ratio/(1)/                           0.00%            0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%   0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/           (6.85)% to (6.76)%   8.55% to 8.88%  33.00% to 33.34%  (25.45)% to (25.30)%  (26.46)% to (26.39)%

** Terminated as an investment option and funds transferred to Mid Cap Stock
   Trust Series 1 on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                               Sub-Account
                                      ----------------------------
                                      All Asset Portfolio Series 1
                                      ----------------------------
                                      Year Ended Dec.  Period Ended
                                           31/05       Dec. 31/04##
                                      ---------------  ------------
Units, beginning of year                        5,558          -
Units issued                                   44,219      5,623
Units redeemed                                (13,357)       (65)
                                      ---------------    -------
Units, end of year                             36,420      5,558
                                      ===============    =======
Unit value, end of year               $14.67 - $14.72     $13.94
Assets, end of year                          $534,735    $77,490
Investment income ratio/(1)/                     5.84%     17.85%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/   5.25% to 5.47%      11.53%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                   Sub-Account
                         -----------------------------------------------------------------------------------------------
                                                           All Cap Core Trust Series 1
                         -----------------------------------------------------------------------------------------------
                         Year Ended Dec.   Year Ended Dec.   Year Ended Dec.
                              31/05             31/04             31/03       Year Ended Dec. 31/02 Year Ended Dec. 31/01
                         ---------------  ----------------  ----------------  --------------------- ---------------------
Units, beginning of year         192,844           384,083           632,910               955,887               901,341
Units issued                      60,566           162,081           396,838               744,586               586,549
Units redeemed                   (72,552)         (353,320)         (645,665)           (1,067,563)             (532,003)
                         ---------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               180,858           192,844           384,083               632,910               955,887
                         ===============  ================  ================  ====================  ====================
Unit value, end of year  $9.46 - $ 17.43   $8.72 - $ 16.04   $7.54 - $ 13.81       $5.76 - $ 10.54       $7.75 - $ 14.12
Assets, end of year           $3,066,213        $3,006,912        $4,650,328            $5,895,402           $12,500,179
Investment income
  ratio/(1)/                        0.73%             0.50%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/            0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/            8.32% to 8.70%  15.57% to 15.92%  30.71% to 31.02%  (25.72)% to (25.57)%  (21.88)% to (21.80)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                     Sub-Account
                         --------------------------------------------------------------------------------------------------
                                                                All Cap Growth Trust
                                                                      Series 1
                         --------------------------------------------------------------------------------------------------
                            Year Ended         Year Ended         Year Ended          Year Ended            Year Ended
                            Dec. 31/05         Dec. 31/04         Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, beginning of year          413,068            507,091            602,095               604,579               371,985
Units issued                      136,091            266,106            472,429               510,835               493,095
Units redeemed                   (171,571)          (360,129)          (567,433)             (513,319)             (260,501)
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, end of year                377,588            413,068            507,091               602,095               604,579
                         ================  =================  =================  ====================  ====================
Unit value, end of year  $10.77 - $ 20.97    $9.94 - $ 19.31    $9.38 - $ 18.16       $7.30 - $ 14.11       $9.71 - $ 18.73
Assets, end of year            $7,772,423         $7,837,329         $8,204,194            $7,785,855           $10,184,673
Investment income
  ratio/(1)/                         0.00%              0.00%              0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%     0.35% to 0.65%     0.40% to 0.65%        0.45% to 0.65%        0.45% to 0.65%
Total return, lowest to
  highest/(3)/             8.23% to 8.61%     5.83% to 6.14%   28.40% to 28.72%  (24.90)% to (24.75)%  (24.27)% to (24.11)%

                                                                     Sub-Account
                         --------------------------------------------------------------------------------------------------
                                                                 All Cap Value Trust
                                                                      Series 1
                         --------------------------------------------------------------------------------------------------
                            Year Ended         Year Ended         Year Ended          Year Ended           Period Ended
                            Dec. 31/05         Dec. 31/04         Dec. 31/03          Dec. 31/02           Dec. 31/01*
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, beginning of year          111,377             42,078             19,759                 1,194                     -
Units issued                       43,049            149,430             48,939                83,130                 1,531
Units redeemed                    (41,539)           (80,131)           (26,620)              (64,565)                 (337)
                         ----------------  -----------------  -----------------  --------------------  --------------------
Units, end of year                112,887            111,377             42,078                19,759                 1,194
                         ================  =================  =================  ====================  ====================
Unit value, end of year  $14.97 - $ 15.19  $ 14.26 - $ 14.42  $ 12.38 - $ 12.44        $9.00 - $ 9.03                $12.56
Assets, end of year            $1,705,935         $1,596,891           $520,935              $177,909               $14,993
Investment income
  ratio/(1)/                         0.52%              0.33%              0.04%                 0.01%                 0.03%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.65%     0.35% to 0.65%     0.45% to 0.65%        0.45% to 0.65%                  0.65%
Total return, lowest to
  highest/(3)/             5.03% to 5.35%   15.20% to 15.55%   37.47% to 37.75%  (28.30)% to (28.16)%                  0.46%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                          Sub-Account
                                      ---------------------------------------------------
                                                       American Blue Chip
                                                    Income and Growth Trust
                                                            Series 1
                                      ---------------------------------------------------
                                         Year Ended        Year Ended      Period Ended
                                         Dec. 31/05        Dec. 31/04      Dec. 31/03+
                                      ----------------  ---------------  ----------------
Units, beginning of year                        23,565           14,497                 -
Units issued                                   149,882           24,431            14,889
Units redeemed                                 (31,867)         (15,363)             (392)
                                      ----------------  ---------------  ----------------
Units, end of year                             141,580           23,565            14,497
                                      ================  ===============  ================
Unit value, end of year               $16.32 - $ 16.44  $15.38 - $15.44   $14.17 - $14.18
Assets, end of year                         $2,325,308         $362,839          $205,368
Investment income ratio/(1)/                      0.19%            0.00%             0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%   0.40% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/    6.07% to 6.39%   8.61% to 8.87%  13.32% to 13.43%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                           Sub-Account
                                      ----------------------------------------------------
                                                      American Growth Trust
                                                            Series 1
                                      ----------------------------------------------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03+
                                      ----------------  ----------------  ----------------
Units, beginning of year                       534,464           106,170                 -
Units issued                                 1,438,001           615,014           107,375
Units redeemed                                (503,021)         (186,720)           (1,205)
                                      ----------------  ----------------  ----------------
Units, end of year                           1,469,444           534,464           106,170
                                      ================  ================  ================
Unit value, end of year                $17.74 - $17.89   $15.42 - $15.49   $13.84 - $13.86
Assets, end of year                        $26,189,118        $8,261,844        $1,470,676
Investment income ratio/(1)/                      0.00%             0.00%             0.00%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/  15.04% to 15.44%  11.38% to 11.71%  10.75% to 10.88%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                       Sub-Account
                                      ---------------------------------------------
                                                  American Growth-Income
                                                      Trust Series 1
                                      ---------------------------------------------
                                         Year Ended       Year Ended    Period Ended
                                         Dec. 31/05       Dec. 31/04    Dec. 31/03+
                                      ---------------  ---------------  ------------
Units, beginning of year                      114,971            3,474          -
Units issued                                   82,686          230,255      3,561
Units redeemed                                (29,561)        (118,758)       (87)
                                      ---------------  ---------------    -------
Units, end of year                            168,096          114,971      3,474
                                      ===============  ===============    =======
Unit value, end of year               $16.14 -$ 16.26  $15.41 - $15.47     $14.10
Assets, end of year                        $2,725,094       $1,775,824    $48,990
Investment income ratio/(1)/                     0.45%            0.30%      0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.35% to 0.65%      0.65%
Total return, lowest to highest/(3)/   4.75% to 5.08%   9.24% to 9.57%     12.82%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

                                                           Sub-Account
                                      ----------------------------------------------------
                                                     American International
                                                         Trust Series 1
                                      ----------------------------------------------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03+
                                      ----------------  ----------------  ----------------
Units, beginning of year                        94,988             7,859                 -
Units issued                                   664,947            98,310             8,484
Units redeemed                                 (54,155)          (11,181)             (625)
                                      ----------------  ----------------  ----------------
Units, end of year                             705,780            94,988             7,859
                                      ================  ================  ================
Unit value, end of year               $21.51 - $ 21.70  $17.88 - $ 17.96  $15.14 - $ 15.15
Assets, end of year                        $15,253,954        $1,702,860          $118,979
Investment income ratio/(1)/                      0.55%             0.43%             0.00%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%    0.35% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/  20.29% to 20.70%  18.11% to 18.47%  21.11% to 21.22%

+ Reflects the period from commencement of operations on July 9, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                Blue Chip Growth
                                                                 Trust Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ---------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of year       1,667,853        2,092,515         1,902,374             1,996,442             1,789,836
Units issued............         562,542          958,632         1,470,531             2,117,890             1,329,733
Units redeemed..........        (779,491)      (1,383,294)       (1,280,390)           (2,211,958)           (1,123,127)
                         ---------------  ---------------  ----------------  --------------------  --------------------
Units, end of year......       1,450,904        1,667,853         2,092,515             1,902,374             1,996,442
                         ===============  ===============  ================  ====================  ====================
Unit value, end of year. $11.68 -$ 22.06  $11.12 -$ 20.96   $10.25 - $19.26       $7.98 - $ 14.97      $10.60 - $ 19.85
Assets, end of year.....     $29,446,370      $32,373,276       $34,818,639           $26,370,964           $36,203,915
Investment income
  ratio/(1)/`...........            0.41%            0.11%             0.04%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/..........  0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/..........  4.86% to 5.23%   8.33% to 8.65%  28.33% to 28.65%  (24.75)% to (24.56)%  (15.16)% to (14.95)%

                                                                           Sub-Account
                                     --------------------------------------------------------------------------------------
                                                                      Capital Appreciation
                                                                         Trust Series 1
                                     --------------------------------------------------------------------------------------
                                        Year Ended        Year Ended       Year Ended          Year Ended       Period Ended
                                        Dec. 31/05        Dec. 31/04       Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                     ----------------  ---------------  ----------------  --------------------  ------------
Units, beginning of year............           91,845          126,280            25,173                 3,341           -
Units issued........................          129,375           65,459           111,005                67,713       3,401
Units redeemed......................          (43,546)         (99,894)           (9,898)              (45,881)        (60)
                                     ----------------  ---------------  ----------------  --------------------    --------
Units, end of year..................          177,674           91,845           126,280                25,173       3,341
                                     ================  ===============  ================  ====================    ========
Unit value, end of year............. $12.05 - $ 12.20  $10.64 - $10.75     $9.80 - $9.85        $7.62 - $ 7.64      $11.05
Assets, end of year.................       $2,156,867         $982,755        $1,240,907              $192,338     $36,920
Investment income ratio/(1)/........             0.00%            0.00%             0.00%                 0.00%       0.00%
Expense ratio, lowest to
  highest/(2)/......................   0.40% to 0.65%   0.40% to 0.65%    0.45% to 0.65%        0.45% to 0.65%        0.65%
Total return, lowest to highest/(3)/ 13.25% to 13.55%   8.61% to 8.88%  28.62% to 28.88%  (31.07)% to (30.93)%    (11.60)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                     Sub-Account
                                                 -------------------
                                                 Classic Value Trust
                                                      Series 1
                                                 -------------------
                                                    Period Ended
                                                    Dec. 31/05++
                                                 -------------------
Units, beginning of year                                         -
Units issued                                                30,518
Units redeemed                                              (1,747)
                                                   ---------------
Units, end of year                                          28,771
                                                   ===============
Unit value, end of year                            $15.06 - $15.11
Assets, end of year                                       $433,522
Investment income ratio/(1)/                                  3.55%
Expense ratio, lowest to highest/(2)/               0.45% to 0.65%
Total return, lowest to highest/(3)/                8.72% to 8.92%

++ Fund available in prior year but not active.

                                                       Sub-Account
                                                     ---------------
                                                     Core Bond Trust
                                                        Series 1
                                                     ---------------
                                                      Period Ended
                                                       Dec. 31/05
                                                     ---------------
Units, beginning of year                                      -
Units issued                                                  6
Units redeemed                                                -
                                                         ------
Units, end of year                                            6
                                                         ======
Unit value, end of year                                  $12.58
Assets, end of year                                         $72
Investment income ratio/(1)/                               0.00%
Expense ratio, lowest to highest/(2)/                      0.65%
Total return, lowest to highest/(3)/                       0.60%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                    Sub-Account
                                                 -----------------
                                                 Core Equity Trust
                                                     Series 1
                                                 -----------------
                                                   Period Ended
                                                   Dec. 31/05++
                                                 -----------------
Units, beginning of year                                        -
Units issued                                               25,690
Units redeemed                                             (6,621)
                                                  ---------------
Units, end of year                                         19,069
                                                  ===============
Unit value, end of year                           $14.91 - $14.96
Assets, end of year                                      $284,444
Investment income ratio/(1)/                                 0.00%
Expense ratio, lowest to highest/(2)/              0.45% to 0.65%
Total return, lowest to highest/(3)/               5.22% to 5.42%

++ Fund available in prior year but not active.

                                                                          Sub-Account
                                      -----------------------------------------------------------------------------------
                                                                        Diversified Bond
                                                                         Trust Series 1
                                      -----------------------------------------------------------------------------------
                                         Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                        Dec. 31/05**      Dec. 31/04       Dec. 31/03       Dec. 31/02       Dec. 31/01
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Units, beginning of year                      450,624          475,744          489,585          507,459          264,580
Units issued                                   40,562          265,904          449,319        1,003,740          513,683
Units redeemed                               (491,186)        (291,024)        (463,160)      (1,021,614)        (270,804)
                                      ---------------  ---------------  ---------------  ---------------  ---------------
Units, end of year                                  -          450,624          475,744          489,585          507,459
                                      ===============  ===============  ===============  ===============  ===============
Unit value, end of year               $16.73 -$ 17.33  $16.66 -$ 17.25  $16.13 - $16.64  $15.51 -$ 15.95  $14.49 -$ 14.89
Assets, end of year                                $0       $7,709,761       $7,848,156       $7,777,651       $7,354,939
Investment income ratio/(1)/                     3.51%            4.27%            5.26%            3.61%            3.26%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%   0.35% to 0.65%   0.40% to 0.65%   0.45% to 0.65%   0.45% to 0.65%
Total return, lowest to highest/(3)/   0.35% to 0.45%   3.18% to 3.48%   3.93% to 4.19%   6.90% to 7.12%   6.38% to 6.61%

** Terminated as an investment option and funds transferred to Active Bond
   Trust Series 1 on May 2, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                 Dynamic Growth
                                                                 Trust Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  --------------  ----------------  --------------------  --------------------
Units, beginning of year          544,964         577,167           217,363               102,477                34,003
Units issued                      518,036         670,334           707,581               235,862               352,426
Units redeemed                   (292,300)       (702,537)         (347,777)             (120,976)             (283,952)
                         ----------------  --------------  ----------------  --------------------  --------------------
Units, end of year                770,700         544,964           577,167               217,363               102,477
                         ================  ==============  ================  ====================  ====================
Unit value, end of year    $5.24 - $ 5.34  $4.70 - $ 4.77    $4.30 - $ 4.34        $3.36 - $ 3.37        $4.72 - $ 4.73
Assets, end of year            $4,088,844      $2,585,369        $2,493,791              $730,822              $483,613
Investment income
  ratio/(1)/                         0.00%           0.00%             0.00%                 0.00%                 0.28%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%  0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/           11.62% to 12.00%  9.29% to 9.62%  28.17% to 28.60%  (28.83)% to (28.63)%  (40.63)% to (40.57)%

                                                         Sub-Account
                                      ------------------------------------------------
                                                       Emerging Growth
                                                       Trust Series 1
                                      ------------------------------------------------
                                        Year Ended      Year Ended      Period Ended
                                        Dec. 31/05      Dec. 31/04      Dec. 31/03^
                                      --------------  --------------  ----------------
Units, beginning of year                       3,541          13,715                 -
Units issued                                  32,098          27,399            15,745
Units redeemed                               (19,492)        (37,573)           (2,030)
                                      --------------  --------------  ----------------
Units, end of year                            16,147           3,541            13,715
                                      ==============  ==============  ================
Unit value, end of year                   $18.50 - $      $17.29 - $
                                               18.60           17.35  $16.29 - $ 16.31
Assets, end of year                         $300,058         $61,397          $223,380
Investment income ratio/(1)/                    0.00%           0.00%             0.00%
Expense ratio, lowest to highest/(2)/ 0.45% to 0.65%  0.45% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/  6.96% to 7.17%  6.20% to 6.41%  30.28% to 30.45%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                 Emerging Small
                                                             Company Trust Series 1
                         ----------------------------------------------------------------------------------------------
                           Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         --------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year        687,402           911,363         1,056,757             1,065,694               840,091
Units issued                    232,231           273,287           380,894               544,611               525,737
Units redeemed                 (249,848)         (497,248)         (526,288)             (553,548)             (300,134)
                         --------------  ----------------  ----------------  --------------------  --------------------
Units, end of year              669,785           687,402           911,363             1,056,757             1,065,694
                         ==============  ================  ================  ====================  ====================
Unit value, end of year  $13.25 -$91.13   $12.69 - $86.85   $11.44 - $78.03        $8.23 - $56.84       $11.69 - $79.51
Assets, end of year         $50,949,308       $50,607,293       $51,002,629           $41,741,461           $63,138,723
Investment income
  ratio/(1)/                       0.00%             0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/           0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/           4.31% to 4.73%  10.80% to 11.13%  38.83% to 39.17%  (29.66)% to (29.49)%  (22.75)% to (22.55)%

                                                                    Sub-Account
                             -----------------------------------------------------------------------------------------
                                                                Equity-Income Trust
                                                                      Series 1
                             -----------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended          Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02          Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ---------------
Units, beginning of year          1,646,238         1,460,643         1,339,589               840,766          431,687
Units issued                        759,963         1,139,513         1,036,965             1,689,347          687,162
Units redeemed                     (827,477)         (953,918)         (915,911)           (1,190,524)        (278,083)
                             --------------  ----------------  ----------------  --------------------  ---------------
Units, end of year                1,578,724         1,646,238         1,460,643             1,339,589          840,766
                             ==============  ================  ================  ====================  ===============
Unit value, end of year      $17.15 -$23.56   $16.60 - $22.75   $14.54 - $19.85       $11.64 - $15.87  $13.50 - $18.38
Assets, end of year             $36,227,178       $36,760,871       $27,301,230           $20,927,060      $15,189,718
Investment income ratio/(1)/           1.25%             1.22%             1.44%                 1.22%            1.42%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%   0.40% to 0.65%
Total return, lowest to
  highest/(3)/               3.20% to 3.56%  14.06% to 14.41%  24.76% to 25.07%  (13.84)% to (13.63)%   0.63% to 0.89%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                        -------------------------------------------------------------------------------------------------
                                                                Equity Index Trust
                                                                     Series 1
                        -------------------------------------------------------------------------------------------------
                            Year Ended         Year Ended       Year Ended          Year Ended            Year Ended
                           Dec. 31/05**        Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ------------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           1,534,369        1,545,993         1,769,922             2,189,228             1,984,054
Units issued                        94,494          673,240           954,968             2,193,979             1,366,361
Units redeemed                  (1,628,863)        (684,864)       (1,178,897)           (2,613,285)           (1,161,187)
                        ------------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                       -        1,534,369         1,545,993             1,769,922             2,189,228
                        ==================  ===============  ================  ====================  ====================
Unit value, end of year    $10.56 - $19.03  $11.03 - $19.67   $10.04 - $18.06        $7.87 - $14.13       $10.18 - $18.26
Assets, end of year                     $0      $27,164,917       $25,622,009           $23,452,969           $38,066,462
Investment income
  ratio/(1)/                          2.01%            1.28%             1.52%                 1.16%                 1.00%
Expense ratio, lowest
  to highest/(2)/           0.40% to 0.65%   0.40% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/          (4.28)% to (4.20)%  9.76% to 10.03%  27.46% to 27.78%  (22.81)% to (22.61)%  (12.83)% to (12.61)%

** Terminated as an investment option and funds transferred to 500 Index Trust
   B Series 0 on May 2, 2005.

                                                                           Sub-Account
                                      -------------------------------------------------------------------------------------
                                                                     Financial Services Trust
                                                                             Series 1
                                      -------------------------------------------------------------------------------------
                                         Year Ended       Year Ended       Year Ended          Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ---------------  ---------------  ----------------  --------------------  ------------
Units, beginning of year                       23,337           31,948            33,067                 8,377          -
Units issued                                   17,012           39,967            13,233                42,607      8,668
Units redeemed                                 (9,415)         (48,578)          (14,352)              (17,917)      (291)
                                      ---------------  ---------------  ----------------  --------------------    -------
Units, end of year                             30,934           23,337            31,948                33,067      8,377
                                      ===============  ===============  ================  ====================    =======
Unit value, end of year               $15.00 - $15.14  $13.75 - $13.85   $12.54 - $12.61         $9.45 - $9.48     $11.58
Assets, end of year                          $466,240         $322,026          $401,985              $313,108    $97,034
Investment income ratio/(1)/                     0.38%            0.37%             0.17%                 0.00%      0.05%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%   0.45% to 0.65%    0.45% to 0.65%        0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/   9.07% to 9.28%   9.66% to 9.87%  32.71% to 32.98%  (18.41)% to (18.25)%     (7.34)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                            Sub-Account
                                      --------------------------------------------------------------------------------------
                                                                      Fundamental Value Trust
                                                                             Series 1
                                      --------------------------------------------------------------------------------------
                                         Year Ended       Year Ended        Year Ended          Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ---------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                      168,396            93,865            33,158                21,338           -
Units issued                                  107,178           205,077           173,788                35,752      22,014
Units redeemed                                (81,262)         (130,546)         (113,081)              (23,932)       (676)
                                      ---------------  ----------------  ----------------  --------------------    --------
Units, end of year                            194,312           168,396            93,865                33,158      21,338
                                      ===============  ================  ================  ====================    ========
Unit value, end of year               $15.06 - $15.28   $13.93 - $14.08   $12.54 - $12.61         $9.72 - $9.75      $11.68
Assets, end of year                        $2,943,943        $2,356,047        $1,179,257              $322,506    $249,216
Investment income ratio/(1)/                     0.42%             0.48%             0.18%                 0.09%       0.00%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%    0.35% to 0.65%    0.45% to 0.65%        0.45% to 0.65%        0.65%
Total return, lowest to highest/(3)/   8.14% to 8.46%  11.08% to 11.42%  28.99% to 29.25%  (16.75)% to (16.58)%      (6.57)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                                  Global Trust
                                                                    Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ---------------  ----------------  ----------------  --------------------  -------------------
Units, beginning of year         226,763           220,709           272,877               206,811              192,970
Units issued                      88,843           178,596           315,226               360,226              133,113
Units redeemed                   (88,274)         (172,542)         (367,394)             (294,160)            (119,272)
                         ---------------  ----------------  ----------------  --------------------  -------------------
Units, end of year               227,332           226,763           220,709               272,877              206,811
                         ===============  ================  ================  ====================  ===================
Unit value, end of year  $15.10 - $20.08   $13.72 - $18.20   $12.02 - $15.89        $9.48 - $12.52      $11.79 - $15.50
Assets, end of year           $4,510,252        $4,088,754        $3,119,936            $3,166,722           $3,140,867
Investment income
  ratio/(1)/                        1.25%             1.76%             1.19%                 1.15%                2.22%
Expense ratio, lowest to
  highest/(2)/            0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%       0.55% to 0.65%
Total return, lowest to
  highest/(3)/           9.95% to 10.33%  14.01% to 14.35%  26.63% to 26.95%  (19.63)% to (19.47)%  (16.63) to (16.55)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                        Sub-Account
                                      ------------------------------------------------------------------------------
                                                                  Global Allocation Trust
                                                                         Series 1
                                      ------------------------------------------------------------------------------
                                         Year Ended       Year Ended     Year Ended      Year Ended       Year Ended
                                         Dec. 31/05       Dec. 31/04     Dec. 31/03      Dec. 31/02       Dec. 31/01*
                                      ---------------  ----------------  ---------- --------------------  -----------
Units, beginning of year                       17,767             3,613     3,195                  7,967          -
Units issued                                   51,578            66,928       844                 23,360     18,137
Units redeemed                                (42,410)          (52,774)     (426)               (28,132)   (10,170)
                                      ---------------  ----------------   -------   --------------------    -------
Units, end of year                             26,935            17,767     3,613                  3,195      7,967
                                      ===============  ================   =======   ====================    =======
Unit value, end of year               $11.74 - $11.92   $11.13 - $11.22     $9.94          $7.91 - $7.94     $10.37
Assets, end of year                          $316,420          $197,769   $35,900                $25,278    $82,609
Investment income ratio/(1)/                     0.65%             0.40%     0.48%                  0.00%      0.26%
Expense ratio, lowest to highest/(2)/  0.35% to 0.65%    0.45% to 0.65%     0.65%         0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/   5.51% to 5.84%  11.99% to 12.25%    25.61%   (23.70)% to (23.55)%    (13.95)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                                     Sub-Account
                             -------------------------------------------------------------------------------------------
                                                                  Global Bond Trust
                                                                       Series 1
                             -------------------------------------------------------------------------------------------
                                 Year Ended         Year Ended       Year Ended        Year Ended         Year Ended
                                 Dec. 31/05         Dec. 31/04       Dec. 31/03        Dec. 31/02         Dec. 31/01
                             ------------------  ---------------  ----------------  ----------------  ------------------
Units, beginning of year                218,132          196,659           297,639           118,128              30,310
Units issued                            195,710          233,486           389,164           348,049             113,867
Units redeemed                         (130,331)        (212,013)         (490,144)         (168,538)            (26,049)
                             ------------------  ---------------  ----------------  ----------------  ------------------
Units, end of year                      283,511          218,132           196,659           297,639             118,128
                             ==================  ===============  ================  ================  ==================
Unit value, end of year         $17.39 - $18.59  $18.71 - $19.96   $17.06 - $18.14   $14.87 - $15.77     $12.45 - $13.16
Assets, end of year                  $5,234,432       $4,323,117        $3,463,203        $4,596,803          $1,549,796
Investment income ratio/(1)/               4.26%            3.41%             4.35%             0.00%               0.00%
Expense ratio, lowest to
  highest/(2)/                   0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%    0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/               (7.19)% to (6.87)%   9.53% to 9.85%  14.65% to 14.94%  19.35% to 19.59%  (0.12)% to (0.03)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             ---------------------------------------------------------------------------------------------
                                                                    Growth & Income
                                                                     Trust Series 1
                             ---------------------------------------------------------------------------------------------
                               Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                               Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                             --------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of year            899,801        1,151,229         1,592,866             1,605,126             1,309,646
Units issued                        549,300          471,319           695,451             1,400,088               974,279
Units redeemed                     (595,608)        (722,747)       (1,137,088)           (1,412,348)             (678,799)
                             --------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                  853,493          899,801         1,151,229             1,592,866             1,605,126
                             ==============  ===============  ================  ====================  ====================
Unit value, end of year      $10.66 -$19.25  $10.50 - $18.89    $9.89 - $17.73        $7.86 - $14.06       $10.44 - $18.66
Assets, end of year             $15,776,383      $16,191,548       $18,310,286           $19,158,844           $26,826,511
Investment income ratio/(1)/           1.38%            0.85%             1.02%                 0.63%                 0.41%
Expense ratio, lowest to
  highest/(2)/               0.30% to 0.70%   0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/               1.32% to 1.72%   6.08% to 6.39%  25.77% to 26.09%  (24.82)% to (24.63)%  (11.85)% to (11.63)%

                                                                           Sub-Account
                                     --------------------------------------------------------------------------------------
                                                                      Health Sciences Trust
                                                                             Series 1
                                     --------------------------------------------------------------------------------------
                                        Year Ended        Year Ended        Year Ended          Year Ended       Period Ended
                                        Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                     ----------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                      228,816           195,742           185,557                11,197           -
Units issued                                  114,558           312,678           257,208               260,559      15,145
Units redeemed                                (74,492)         (279,604)         (247,023)              (86,199)     (3,948)
                                     ----------------  ----------------  ----------------  --------------------    --------
Units, end of year                            268,882           228,816           195,742               185,557      11,197
                                     ================  ================  ================  ====================    ========
Unit value, end of year              $16.91 - $ 17.15  $15.11 - $ 15.28  $13.19 - $ 13.28        $9.75 - $ 9.78      $13.48
Assets, end of year                        $4,584,275        $3,480,512        $2,590,184            $1,810,992    $150,957
Investment income ratio/(1)/                     0.00%             0.00%             0.00%                 0.00%       0.00%
Expense ratio, lowest to
  highest/(2)/                         0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.65%
Total return, lowest to highest/(3)/ 11.91% to 12.25%  14.57% to 14.91%  35.33% to 35.68%  (27.71)% to (27.57)%       (7.85)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                   High Yield Trust
                                                                       Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            747,358           699,961           536,644               395,816             298,325
Units issued                        576,968           615,089           565,735               687,272             403,067
Units redeemed                     (299,075)         (567,692)         (402,418)             (546,444)           (305,576)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                1,025,251           747,358           699,961               536,644             395,816
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $14.12 -$16.99    $13.69 -$16.40   $12.40 - $14.80       $10.02 - $11.94      $10.82 -$12.87
Assets, end of year             $16,898,635       $11,862,447        $9,989,519            $6,211,875          $4,979,952
Investment income ratio/(1)/           5.03%             4.99%             4.84%                 7.65%               8.80%
Expense ratio, lowest to
  highest/(2)/               0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.40% to 0.65%
Total return, lowest to
  highest/(3)/               2.98% to 3.39%  10.34% to 10.68%  23.65% to 23.94%    (7.48)% to (7.23)%  (6.09)% to (5.85)%

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                 Income & Value Trust
                                                                       Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year          1,679,725           465,991           605,848               649,395             399,769
Units issued                        211,726         2,010,940           357,985               747,671             426,269
Units redeemed                     (518,034)         (797,206)         (497,842)             (791,218)           (176,643)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                1,373,417         1,679,725           465,991               605,848             649,395
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $15.63 -$18.89    $14.94 -$18.01   $13.95 - $16.73       $11.09 - $13.28      $13.27 -$15.86
Assets, end of year             $25,459,694       $29,826,597        $7,397,904            $7,497,869          $9,857,366
Investment income ratio/(1)/           1.59%             0.53%             1.90%                 2.11%               2.36%
Expense ratio, lowest to
  highest/(2)/               0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.40% to 0.65%
Total return, lowest to
  highest/(3)/               4.49% to 4.90%    6.94% to 7.33%  25.66% to 25.98%  (16.48)% to (16.27)%      0.33% to 0.58%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                  Sub-Account
                                      ----------------------------------
                                      International Equity Index Trust B
                                                   Series 1
                                      ----------------------------------
                                         Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04##
                                      ----------------  ----------------
Units, beginning of year                        51,012                 -
Units issued                                   392,254           103,970
Units redeemed                                 (99,269)          (52,958)
                                      ----------------  ----------------
Units, end of year                             343,997            51,012
                                      ================  ================
Unit value, end of year                $17.07 - $17.18   $14.74 - $14.77
Assets, end of year                         $5,895,407          $752,181
Investment income ratio/(1)/                     0.79%             0.58%
Expense ratio, lowest to highest/(2)/   0.30% to 0.70%    0.35% to 0.65%
Total return, lowest to highest/(3)/  15.80% to 16.26%  17.94% to 18.17%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                            Sub-Account
                                           --------------
                                           International
                                           Opportunities
                                           Trust Series 1
                                           --------------
                                            Period Ended
                                             Dec. 31/05
                                           --------------
Units, beginning of year                            -
Units issued                                    1,745
Units redeemed                                 (1,276)
                                               ------
Units, end of year                                469
                                               ======
Unit value, end of year                        $15.46
Assets, end of year                            $7,257
Investment income ratio/(1)/                     0.00%
Expense ratio, lowest to highest/(2)/            0.65%
Total return, lowest to highest/(3)/            23.71%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

 Notes to Financial Statements (continued) 6. Financial Highlights (continued)

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                             International Small Cap
                                                                 Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           254,360           261,096           345,552               215,989               241,469
Units issued                     115,857           297,698           143,552               344,659               183,007
Units redeemed                  (127,304)         (304,434)         (228,008)             (215,096)             (208,487)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               242,913           254,360           261,096               345,552               215,989
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                   $13.00 - $21.03   $11.88 - $19.17    $9.86 - $15.86        $6.40 - $10.28        $7.73 - $12.36
Assets, end of year           $4,994,547        $4,744,645        $3,409,121            $2,893,046            $2,355,865
Investment income
  ratio/(1)/                        0.86%             0.12%             0.00%                 0.00%                 0.00%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/            9.34% to 9.72%  20.28% to 20.64%  53.94% to 54.34%  (17.27)% to (17.10)%  (31.55)% to (31.48)%

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               International Stock
                                                                 Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                         1,016,696         1,106,364         1,306,287             1,135,448             1,217,912
Units issued                     375,227           334,186           431,223             1,749,658               987,073
Units redeemed                  (457,003)         (423,854)         (631,146)           (1,578,819)           (1,069,537)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               934,920         1,016,696         1,106,364             1,306,287             1,135,448
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                   $12.33 - $15.29   $10.69 - $13.23    $9.30 - $11.47        $ 7.18 - $8.84        $9.22 - $11.33
Assets, end of year          $14,186,941       $13,368,772       $12,549,025           $11,319,824           $12,791,612
Investment income
  ratio/(1)/                        0.74%             0.84%             0.49%                 0.45%                 0.21%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/          15.14% to 15.55%  14.84% to 15.19%  29.43% to 29.75%  (22.19)% to (22.00)%  (22.05)% to (21.85)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               International Value
                                                                 Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           534,492           451,530           225,236               200,221               153,410
Units issued                   1,071,184           510,926           488,195               349,940               124,451
Units redeemed                  (454,515)         (427,964)         (261,901)             (324,925)              (77,640)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year             1,151,161           534,492           451,530               225,236               200,221
                        ================  ================  ================  ====================  ====================
Unit value, end of year $16.70 - $ 17.40  $15.24 - $ 15.83   $12.62 - $13.09        $8.77 - $ 9.09      $10.74 - $ 11.12
Assets, end of year          $19,488,615        $8,198,182        $5,780,317            $1,978,346            $2,154,783
Investment income
  ratio/(1)/                        0.66%             1.28%             0.67%                 0.71%                 1.05%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/           9.78% to 10.15%  20.75% to 21.12%  43.91% to 44.28%  (18.38)% to (18.16)%  (10.56)% to (10.33)%

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               Investment Quality
                                                               Bond Trust Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                         1,132,045         1,159,780         1,475,664             1,255,012             1,052,039
Units issued                     240,139           645,968           984,315               631,277               706,642
Units redeemed                  (415,576)         (673,703)       (1,300,199)             (410,625)             (503,669)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               956,608         1,132,045         1,159,780             1,475,664             1,255,012
                        ================  ================  ================  ====================  ====================
Unit value, end of year  $17.79 - $20.67   $17.50 - $20.28   $16.79 - $19.39       $15.73 - $18.14       $14.38 - $16.56
Assets, end of year          $19,439,556       $22,645,826       $22,161,364           $26,443,146           $20,633,935
Investment income
  ratio/(1)/                        5.63%             5.96%             5.40%                 5.06%                 5.69%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/            1.55% to 1.91%    4.13% to 4.45%    6.63% to 6.89%        9.22% to 9.50%        6.63% to 6.90%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                               Sub-Account
                                             ---------------
                                             Large Cap Trust
                                                Series 1
                                             ---------------
                                              Period Ended
                                               Dec. 31/05~
                                             ---------------
Units, beginning of year                              -
Units issued                                        304
Units redeemed                                      (15)
                                                 ------
Units, end of year                                  289
                                                 ======
Unit value, end of year                          $13.90
Assets, end of year                              $4,019
Investment income ratio/(1)/                       0.00%
Expense ratio, lowest to highest/(2)/              0.65%
Total return, lowest to highest/(3)/              11.22%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                    Sub-Account
                         ------------------------------------------------------------------------------------------------
                                                                 Large Cap Growth
                                                                  Trust Series 1
                         ------------------------------------------------------------------------------------------------
                             Year Ended        Year Ended       Year Ended          Year Ended            Year Ended
                             Dec. 31/05        Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ------------------  --------------  ----------------  --------------------  --------------------
Units, beginning of
  year                              561,612         621,936           797,344               583,261               457,838
Units issued                        180,956         613,074           486,197               655,691               435,680
Units redeemed                     (238,061)       (673,398)         (661,605)             (441,608)             (310,257)
                         ------------------  --------------  ----------------  --------------------  --------------------
Units, end of year                  504,507         561,612           621,936               797,344               583,261
                         ==================  ==============  ================  ====================  ====================
Unit value, end of year      $9.46 - $13.41  $9.49 - $13.42    $8.99 - $12.67        $7.21 - $10.15        $9.39 - $13.17
Assets, end of year              $6,534,293      $7,321,297        $7,142,200            $7,640,972            $7,423,884
Investment income
  ratio/(1)/                           0.70%           0.29%             0.28%                 0.32%                 0.00%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.70%  0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/           (0.45)% to (0.10)%  5.49% to 5.80%  24.51% to 24.82%  (23.33)% to (23.14)%  (18.35)% to (18.14)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                           Sub-Account
                                      ----------------------------------------------------
                                                         Large Cap Value
                                                         Trust Series 1
                                                        ----------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03^
                                      ----------------  ----------------  ----------------
Units, beginning of year                        74,430            83,191                 -
Units issued                                   144,010           156,448            83,839
Units redeemed                                 (44,316)         (165,209)             (648)
                                      ----------------  ----------------  ----------------
Units, end of year                             174,124            74,430            83,191
                                      ================  ================  ================
Unit value, end of year                $22.06 - $22.24   $19.23 - $19.32   $15.89 - $15.91
Assets, end of year                         $3,866,266        $1,435,901        $1,322,947
Investment income ratio/(1)/                      0.00%             1.43%             0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/  14.74% to 15.08%  21.02% to 21.38%  27.11% to 27.32%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                           Sub-Account
                                      -------------------------------------------------------------------------------------
                                                                       Lifestyle Aggressive
                                                                       1000 Trust Series 1
                                      -------------------------------------------------------------------------------------
                                                                                                                     Year
                                         Year Ended        Year Ended        Year Ended          Year Ended         Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01
                                      ----------------  ----------------  ----------------  --------------------  ----------
Units, beginning of year                       305,615            73,758            38,262                47,093     42,247
Units issued                                    63,954           350,315            46,257                10,408     30,690
Units redeemed                                 (53,139)         (118,458)          (10,761)              (19,239)   (25,844)
                                      ----------------  ----------------  ----------------  --------------------   --------
Units, end of year                             316,430           305,615            73,758                38,262     47,093
                                      ================  ================  ================  ====================   ========
Unit value, end of year               $14.65 - $ 18.58  $13.31 - $ 16.86   $11.53 - $14.53        $8.60 - $10.82     $13.68
Assets, end of year                         $5,802,326        $5,093,275        $1,038,282              $412,158   $644,205
Investment income ratio/(1)/                      1.79%             0.78%             0.35%                 0.81%      4.05%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.35% to 0.65%    0.45% to 0.65%        0.45% to 0.65%      0.65%
Total return, lowest to highest/(3)/   9.92% to 10.25%  15.30% to 15.66%  34.04% to 34.31%  (21.23)% to (21.06)%   (14.23)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                Lifestyle Balanced 640
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            914,120           805,068           549,847               385,225             231,860
Units issued                        282,338           639,365           354,757               502,066             269,321
Units redeemed                     (261,873)         (530,313)          (99,536)             (337,444)           (115,956)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  934,585           914,120           805,068               549,847             385,225
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $16.60 -$21.26   $15.62 - $19.96   $13.84 - $17.62       $11.22 - $14.27     $12.53 - $15.90
Assets, end of year             $19,581,681       $18,039,138       $13,798,701            $7,802,640          $6,058,824
Investment income ratio/(1)/           3.96%             2.05%             2.30%                 3.49%               4.97%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.45% to 0.65%
Total return, lowest to
  highest/(3)/               6.20% to 6.51%  12.75% to 13.09%  23.17% to 23.48%  (10.53)% to (10.32)%  (5.40)% to (5.21)%

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                              Lifestyle Conservative 280
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            268,947           268,987           198,190               220,989              17,741
Units issued                         55,265           280,449           176,092               177,049             223,911
Units redeemed                      (39,291)         (280,489)         (105,295)             (199,848)            (20,663)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  284,921           268,947           268,987               198,190             220,989
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $17.13 -$21.23   $16.74 - $20.76   $15.50 - $19.16       $13.97 - $17.22     $13.81 - $16.98
Assets, end of year              $5,962,323        $5,504,364        $5,025,582            $3,398,476          $3,748,192
Investment income ratio/(1)/           5.00%             3.76%             3.54%                 3.26%               1.32%
Expense ratio, lowest to
  highest/(2)/               0.40% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/               2.22% to 2.48%    7.88% to 8.21%  10.83% to 11.10%        1.06% to 1.26%      2.56% to 2.66%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                 Lifestyle Growth 820
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            417,608           178,824            93,184                87,349              91,321
Units issued                        130,964           368,911           120,911                76,636              52,084
Units redeemed                     (132,081)         (130,127)          (35,271)              (70,801)            (56,056)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  416,491           417,608           178,824                93,184              87,349
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $15.44 -$20.26   $14.28 - $18.71   $12.53 - $16.33        $9.73 - $12.66     $11.62 - $15.11
Assets, end of year              $8,315,803        $7,721,710        $2,875,199            $1,173,670          $1,316,120
Investment income ratio/(1)/           2.70%             1.39%             1.02%                 2.04%               5.20%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%    0.35% to 0.65%    0.45% to 0.65%        0.45% to 0.65%      0.45% to 0.65%
Total return, lowest to
  highest/(3)/               7.96% to 8.28%  13.85% to 14.19%  28.70% to 28.97%  (16.39)% to (16.22)%  (9.63)% to (9.44)%

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                Lifestyle Moderate 460
                                                                    Trust Series 1
                             --------------------------------------------------------------------------------------------
                               Year Ended       Year Ended        Year Ended          Year Ended           Year Ended
                               Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year            170,770           105,262            58,209                53,694              19,785
Units issued                         66,570           170,447           136,503                41,924              90,551
Units redeemed                      (93,483)         (104,939)          (89,450)              (37,409)            (56,642)
                             --------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                  143,857           170,770           105,262                58,209              53,694
                             ==============  ================  ================  ====================  ==================
Unit value, end of year      $16.60 -$21.22   $16.03 - $20.45   $14.51 - $18.45       $12.39 - $15.71     $12.98 - $16.41
Assets, end of year              $3,008,972        $3,447,752        $1,819,243              $904,445            $817,107
Investment income ratio/(1)/           4.03%             2.62%             2.75%                 2.98%               6.33%
Expense ratio, lowest to
  highest/(2)/               0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/               3.48% to 3.79%  10.32% to 10.65%  17.06% to 17.35%    (4.66)% to (4.47)%  (1.74)% to (1.63)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                          Sub-Account
                                      --------------------------------------------------
                                                      Mid Cap Core Trust
                                                           Series 1
                                      --------------------------------------------------
                                        Year Ended       Year Ended       Period Ended
                                        Dec. 31/05       Dec. 31/04       Dec. 31/03^
                                      --------------  ----------------  ----------------
Units, beginning of year                      33,843             3,038                 -
Units issued                                  90,564            61,571             5,520
Units redeemed                               (79,189)          (30,766)           (2,482)
                                      --------------  ----------------  ----------------
Units, end of year                            45,218            33,843             3,038
                                      ==============  ================  ================
Unit value, end of year               $18.28 -$18.42   $17.33 - $17.40   $15.26 - $15.27
Assets, end of year                         $829,349          $587,434           $46,343
Investment income ratio/(1)/                    0.00%             0.00%             0.00%
Expense ratio, lowest to highest/(2)/ 0.35% to 0.65%    0.40% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/  5.50% to 5.81%  13.57% to 13.85%  22.04% to 22.19%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                   Sub-Account
                         ----------------------------------------------------------------------------------------------
                                                               Mid Cap Index Trust
                                                                    Series 1
                         ----------------------------------------------------------------------------------------------
                            Year Ended        Year Ended        Year Ended          Year Ended           Year Ended
                            Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01
                         ----------------  ----------------  ----------------  --------------------  ------------------
Units, beginning of year          411,020           253,416           151,140                80,845              18,407
Units issued                      329,260           459,051           275,299               140,757              94,158
Units redeemed                   (410,854)         (301,447)         (173,023)              (70,462)            (31,720)
                         ----------------  ----------------  ----------------  --------------------  ------------------
Units, end of year                329,426           411,020           253,416               151,140              80,845
                         ================  ================  ================  ====================  ==================
Unit value, end of year   $18.74 - $19.08   $16.88 - $17.09   $14.67 - $14.78       $10.97 - $11.02     $13.02 - $13.04
Assets, end of year            $6,231,380        $6,984,470        $3,729,877            $1,659,979          $1,052,814
Investment income
  ratio/(1)/                         0.76%             0.34%             0.00%                 0.67%               1.68%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/           11.24% to 11.63%  15.08% to 15.43%  33.70% to 34.03%  (15.71)% to (15.54)%  (2.38)% to (2.27)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                               Mid Cap Stock Trust
                                                                    Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                         1,191,214           439,064           157,865                72,047                31,783
Units issued                     832,322         1,709,693           463,180               226,721                68,876
Units redeemed                (1,180,618)         (957,543)         (181,981)             (140,903)              (28,612)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               842,918         1,191,214           439,064               157,865                72,047
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                  $15.46 - $ 16.45  $13.62 - $ 14.44  $11.52 - $ 12.20        $8.14 - $ 8.62      $10.59 - $ 11.19
Assets, end of year          $13,361,473       $16,362,126        $5,169,749            $1,286,585              $762,884
Investment income
  ratio/(1)/                        0.00%             0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest
  to highest/(2)/         0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/          13.77% to 14.23%  18.26% to 18.68%  41.41% to 41.76%  (23.07)% to (22.87)%  (11.57)% to (11.48)%
..

                                                                            Sub-Account
                                      ---------------------------------------------------------------------------------------
                                                                        Mid Cap Value Trust
                                                                              Series 1
                                      ---------------------------------------------------------------------------------------
                                         Year Ended        Year Ended        Year Ended          Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ----------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                       753,501           445,032           376,737                10,285           -
Units issued                                 1,329,000           675,227           383,482               701,062      10,527
Units redeemed                                (425,653)         (366,758)         (315,187)             (334,610)       (242)
                                      ----------------  ----------------  ----------------  --------------------    --------
Units, end of year                           1,656,848           753,501           445,032               376,737      10,285
                                      ================  ================  ================  ====================    ========
Unit value, end of year               $19.24 - $ 19.55  $17.93 - $ 18.12  $14.50 - $ 14.59      $11.64 - $ 11.68      $13.03
Assets, end of year                        $32,162,303       $13,585,575        $6,473,940            $4,392,977    $134,052
Investment income ratio/(1)/                      0.38%             0.49%             0.36%                 0.00%       0.37%
Expense ratio, lowest to highest/(2)/   0.30% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/    7.31% to 7.68%  23.65% to 24.03%  24.54% to 24.86%  (10.68)% to (10.51)%       4.27%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                            Sub-Account
                                      ---------------------------------------------------------------------------------------
                                                                         Money Market Trust
                                                                              Series 1
                                      ---------------------------------------------------------------------------------------
                                         Year Ended        Year Ended        Year Ended        Year Ended       Year Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03        Dec. 31/02       Dec. 31/01
                                      ----------------  ----------------  ----------------  ---------------  ----------------
Units, beginning of year                     2,174,205         2,120,159         2,245,118        2,216,771         2,375,556
Units issued                                 2,639,719         2,342,246         2,995,349        3,641,306         2,060,563
Units redeemed                              (2,027,891)       (2,288,200)       (3,120,308)      (3,612,959)       (2,219,348)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
Units, end of year                           2,786,033         2,174,205         2,120,159        2,245,118         2,216,771
                                      ================  ================  ================  ===============  ================
Unit value, end of year               $14.04 - $ 19.65  $13.75 - $ 19.21   $13.71 - $19.09  $13.71 - $19.06  $13.63 - $ 18.91
Assets, end of year                        $52,697,960       $40,361,843       $38,888,983      $41,461,920       $40,817,893
Investment income ratio/(1)/                      2.66%             0.81%             0.58%            1.18%             3.59%
Expense ratio, lowest to highest/(2)/   0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%   0.40% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/    1.95% to 2.31%    0.15% to 0.46%  (0.07)% to 0.17%   0.53% to 0.77%    2.91% to 3.17%

                                                           Sub-Account
                                      ----------------------------------------------------
                                                     Natural Resources Trust
                                                            Series 1
                                      ----------------------------------------------------
                                         Year Ended        Year Ended       Period Ended
                                         Dec. 31/05        Dec. 31/04       Dec. 31/03^
                                      ----------------  ----------------  ----------------
Units, beginning of year                        88,358            62,308                 -
Units issued                                   197,987           108,859            66,429
Units redeemed                                (124,886)          (82,809)           (4,121)
                                      ----------------  ----------------  ----------------
Units, end of year                             161,459            88,358            62,308
                                      ================  ================  ================
Unit value, end of year               $32.28 - $ 32.54   $22.14 - $22.24  $17.92 - $ 17.95
Assets, end of year                         $5,240,454        $1,963,833        $1,117,564
Investment income ratio/(1)/                      0.00%             0.07%             0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/  45.82% to 46.26%  23.51% to 23.88%  43.39% to 43.63%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                  Sub-Account
                      --------------------------------------------------------------------------------------------------
                                                                Overseas Trust
                                                                   Series 1
                      --------------------------------------------------------------------------------------------------
                          Year Ended         Year Ended        Year Ended          Year Ended            Year Ended
                         Dec. 31/05**        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           444,191           434,997           460,570               296,994               223,097
Units issued                      79,709           401,096           344,726               324,701               249,901
Units redeemed                  (523,900)         (391,902)         (370,299)             (161,125)             (176,004)
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                     -           444,191           434,997               460,570               296,994
                      ==================  ================  ================  ====================  ====================
Unit value, end of
  year                  $11.01 - $ 14.38  $11.33 - $ 14.79   $10.19 - $13.26        $7.13 - $ 9.24        $9.12 - $11.80
Assets, end of year                   $0        $6,016,023        $5,016,704            $3,693,821            $3,057,649
Investment income
  ratio/(1)/                        0.44%             0.37%             0.46%                 0.52%                 0.27%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.65%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest
  to highest/(3)/     (2.90)% to (2.80)%  11.07% to 11.40%  42.90% to 43.25%  (21.95)% to (21.79)%  (21.61)% to (21.53)%

** Terminated as an investment option and funds transferred to International
   Value Trust Series 1 on May 2, 2005.

                                                                   Sub-Account
                        ------------------------------------------------------------------------------------------------
                                                                Pacific Rim Trust
                                                                    Series 1
                        ------------------------------------------------------------------------------------------------
                           Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                           Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                           592,545           487,239           500,442               569,972               595,097
Units issued                     242,075           502,648           494,143               429,620               343,573
Units redeemed                  (271,935)         (397,342)         (507,346)             (499,150)             (368,698)
                        ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               562,685           592,545           487,239               500,442               569,972
                        ================  ================  ================  ====================  ====================
Unit value, end of
  year                  $12.20 - $ 15.01    $9.79 - $ 9.91    $8.43 - $10.32        $6.03 - $ 7.38         $6.94 - $8.48
Assets, end of year           $6,929,233        $5,836,323        $4,250,322            $3,100,984            $3,999,341
Investment income
  ratio/(1)/                        0.86%             0.65%             0.19%                 0.12%                 0.41%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/          24.89% to 25.32%  16.14% to 16.50%  39.81% to 40.16%  (13.09)% to (12.92)%  (19.10)% to (19.03)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                 Sub-Account
                                      ---------------------------------
                                      Quantitative All Cap Trust Series 1
                                      ---------------------------------
                                         Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04##
                                      ---------------   ----------------
Units, beginning of year                          164                  -
Units issued                                    3,081              1,784
Units redeemed                                 (1,533)            (1,620)
                                      ---------------   ----------------
Units, end of year                              1,712                164
                                      ===============   ================
Unit value, end of year               $19.08 - $19.18   $17.69 - $ 17.75
Assets, end of year                           $32,673             $2,916
Investment income ratio/(1)/                     3.08%              1.30%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/   7.88% to 8.10%   14.16% to 14.39%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

                                                                      Sub-Account
                                      --------------------------------------------------------------------------
                                                          Quantitative Mid Cap Trust Series 1
                                      --------------------------------------------------------------------------
                                         Year Ended        Year Ended        Year Ended          Year Ended
                                         Dec. 31/05        Dec. 31/04        Dec. 31/03         Dec. 31/02++
                                      ----------------  ----------------  ----------------  --------------------
Units, beginning of year                        31,203            14,437             1,039                     -
Units issued                                     9,698            41,021            27,939                 6,248
Units redeemed                                  (6,798)          (24,255)          (14,541)               (5,209)
                                      ----------------  ----------------  ----------------  --------------------
Units, end of year                              34,103            31,203            14,437                 1,039
                                      ================  ================  ================  ====================
Unit value, end of year               $14.24 - $ 14.44  $12.62 - $ 12.71   $10.74 - $10.80        $7.80 - $ 7.83
Assets, end of year                           $487,068          $394,385          $155,204                $8,139
Investment income ratio/(1)/                      0.00%             0.00%             0.00%                 0.00%
Expense ratio, lowest to highest/(2)/   0.35% to 0.65%    0.45% to 0.65%    0.45% to 0.65%        0.45% to 0.65%
Total return, lowest to highest/(3)/  12.89% to 13.23%  17.44% to 17.67%  37.65% to 37.92%  (23.15)% to (22.99)%

++ Fund available in prior year but not active.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                         Sub-Account
                                      ------------------
                                      Quantitative Value
                                            Trust
                                           Series 1
                                      ------------------
                                         Period Ended
                                         Dec. 31/05++
                                      ------------------
Units, beginning of year                         -
Units issued                                 1,072
Units redeemed                              (1,072)
                                           -------
Units, end of year                               -
                                           =======
Unit value, end of year                    $ 15.85
Assets, end of year                        $     0
Investment income ratio/(1)/                  0.00%
Expense ratio, lowest to highest/(2)/         0.65%
Total return, lowest to highest/(3)/          8.48%

++ Fund available in prior year but not active.

                                                                            Sub-Account
                                     ----------------------------------------------------------------------------------------
                                                                      Real Estate Securities
                                                                          Trust Series 1
                                     ----------------------------------------------------------------------------------------
                                        Year Ended        Year Ended        Year Ended        Year Ended        Year Ended
                                        Dec. 31/05        Dec. 31/04        Dec. 31/03        Dec. 31/02        Dec. 31/01
                                     ----------------  ----------------  ----------------  ----------------  ----------------
Units, beginning of year                      511,509           445,289           572,990           495,247           433,589
Units issued                                  132,415           359,425           190,483           458,746           197,124
Units redeemed                               (170,941)         (293,205)         (318,184)         (381,003)         (135,466)
                                     ----------------  ----------------  ----------------  ----------------  ----------------
Units, end of year                            472,983           511,509           445,289           572,990           495,247
                                     ================  ================  ================  ================  ================
Unit value, end of year              $32.99 - $ 85.23  $29.65 - $ 76.43  $22.58 - $ 57.88  $16.32 - $ 41.77  $15.99 - $ 40.88
Assets, end of year                       $39,627,992       $38,437,806       $24,344,448       $22,348,452       $19,809,218
Investment income ratio/(1)/                     1.96%             2.36%             2.98%             3.12%             3.12%
Expense ratio, lowest to
  highest/(2)/                         0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%    0.40% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/ 11.07% to 11.52%  31.18% to 31.64%  38.24% to 38.59%    1.92% to 2.17%    2.48% to 2.74%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                            Sub-Account
                                      ------------------------------------------------------
                                                         Real Return Bond
                                                          Trust Series 1
                                      ------------------------------------------------------
                                          Year Ended        Year Ended        Period Ended
                                          Dec. 31/05        Dec. 31/04        Dec. 31/03^
                                      -----------------  ----------------  -----------------
Units, beginning of year                        111,729             5,873                  -
Units issued                                     85,239           262,524            133,583
Units redeemed                                  (80,459)         (156,668)          (127,710)
                                      -----------------  ----------------  -----------------
Units, end of year                              116,509           111,729              5,873
                                      =================  ================  =================
Unit value, end of year                $14.25 - $ 14.37   $14.14 - $14.22   $13.05 - $ 13.07
Assets, end of year                   $       1,669,468  $      1,584,831  $          76,663
Investment income ratio/(1)/                       0.00%             0.49%              0.00%
Expense ratio, lowest to highest/(2)/    0.35% to 0.65%    0.35% to 0.65%     0.45% to 0.65%
Total return, lowest to highest/(3)/     0.78% to 1.09%    8.35% to 8.69%     4.43% to 4.57%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                       Sub-Account
                             ----------------------------------------------------------------------------------------------
                                                                  Science & Technology
                                                                     Trust Series 1
                             ----------------------------------------------------------------------------------------------
                                Year Ended       Year Ended       Year Ended          Year Ended            Year Ended
                                Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02            Dec. 31/01
                             ---------------  ---------------  ----------------  --------------------  --------------------
Units, beginning of year           2,513,425        2,816,080         2,889,535             2,589,114             1,857,203
Units issued                         687,432        2,720,294         2,001,149             2,806,957             2,876,612
Units redeemed                    (1,472,737)      (3,022,949)       (2,074,604)           (2,506,536)           (2,144,701)
                             ---------------  ---------------  ----------------  --------------------  --------------------
Units, end of year                 1,728,120        2,513,425         2,816,080             2,889,535             2,589,114
                             ===============  ===============  ================  ====================  ====================
Unit value, end of year      $5.16 - $ 13.74  $5.08 - $ 13.50   $5.06 - $ 13.38        $3.39 - $ 8.94       $5.75 - $ 15.15
Assets, end of year              $20,287,236      $30,223,103       $26,154,570           $18,853,376           $29,690,730
Investment income ratio/(1)/            0.00%            0.00%             0.00%                 0.00%                 0.00%
Expense ratio, lowest to
  highest/(2)/                0.30% to 0.70%   0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/                1.37% to 1.78%   0.22% to 0.58%  49.43% to 49.79%  (41.15)% to (41.00)%  (41.63)% to (41.49)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                         Sub-Account
                                      -----------------
                                       Small Cap Trust
                                          Series 1
                                      -----------------
                                        Period Ended
                                         Dec. 31/05~
                                      -----------------
Units, beginning of year                              -
Units issued                                      1,696
Units redeemed                                     (500)
                                      -----------------
Units, end of year                                1,196
                                      =================
Unit value, end of year                $14.24 - $ 14.26
Assets, end of year                   $          17,031
Investment income ratio/(1)/                       0.00%
Expense ratio, lowest to highest/(2)/    0.45% to 0.65%
Total return, lowest to highest/(3)/   13.92% to 14.06%

~ Reflects the period from commencement of operations on May 2, 2005 through December 31, 2005.

                                                                     Sub-Account
                             -------------------------------------------------------------------------------------------
                                                                Small Cap Index Trust
                                                                       Series 1
                             -------------------------------------------------------------------------------------------
                                Year Ended        Year Ended        Year Ended          Year Ended          Year Ended
                                Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02          Dec. 31/01
                             ----------------  ----------------  ----------------  --------------------  ---------------
Units, beginning of year              453,968           162,048           226,973                58,468            3,750
Units issued                          454,316           586,135           280,118               325,076          104,968
Units redeemed                       (179,865)         (294,215)         (345,043)             (156,571)         (50,250)
                             ----------------  ----------------  ----------------  --------------------  ---------------
Units, end of year                    728,419           453,968           162,048               226,973           58,468
                             ================  ================  ================  ====================  ===============
Unit value, end of year      $15.94 - $ 16.25  $15.48 - $ 15.66  $13.28 - $ 13.38        $9.17 - $ 9.21  $11.75 -$ 11.77
Assets, end of year               $11,739,024        $7,067,046        $2,159,093            $2,085,303         $687,114
Investment income ratio/(1)/             0.53%             0.34%             0.00%                 1.05%            5.76%
Expense ratio, lowest to
  highest/(2)/                 0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%   0.55% to 0.65%
Total return, lowest to
  highest/(3)/                 3.16% to 3.58%  16.56% to 16.92%  44.85% to 45.20%  (21.98)% to (21.79)%   0.85% to 0.94%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                          Sub-Account
                                      ---------------------------------------------------
                                                           Small Cap
                                                         Opportunities
                                                         Trust Series 1
                                      ---------------------------------------------------
                                         Year Ended       Year Ended       Period Ended
                                         Dec. 31/05       Dec. 31/04       Dec. 31/03^
                                      ---------------  ----------------  ----------------
Units, beginning of year                       74,332            28,153                 -
Units issued                                  314,871            98,813            32,131
Units redeemed                              (132,692)          (52,634)           (3,978)
                                      ---------------  ----------------  ----------------
Units, end of year                            256,511            74,332            28,153
                                      ===============  ================  ================
Unit value, end of year               $23.28 -$ 23.53   $21.77 - $21.88  $17.43 - $ 17.45
Assets, end of year                        $6,011,042        $1,625,557          $491,037
Investment income ratio/(1)/                     0.00%             0.03%             0.00%
Expense ratio, lowest to highest/(2)/  0.30% to 0.70%    0.35% to 0.65%    0.40% to 0.65%
Total return, lowest to highest/(3)/   7.02% to 7.45%  24.96% to 25.34%  39.40% to 39.64%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                          Sub-Account
                                      -------------------
                                      Small Company Trust
                                           Series 1
                                      -------------------
                                         Period Ended
                                         Dec. 31/05++
                                      -------------------
Units, beginning of year                              -
Units issued                                     10,254
Units redeemed                                   (7,514)
                                        ---------------
Units, end of year                                2,740
                                        ===============
Unit value, end of year                 $16.01 - $16.06
Assets, end of year                             $43,967
Investment income ratio/(1)/                       0.00%
Expense ratio, lowest to highest/(2)/    0.45% to 0.65%
Total return, lowest to highest/(3)/     5.63% to 5.84%

++ Fund available in prior year but not active.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                    Sub-Account
                         -------------------------------------------------------------------------------------------------
                                                                Small Company Blend
                                                                   Trust Series 1
                         -------------------------------------------------------------------------------------------------
                              Year Ended          Year Ended       Year Ended          Year Ended           Year Ended
                             Dec. 31/05**         Dec. 31/04       Dec. 31/03          Dec. 31/02           Dec. 31/01
                         --------------------  ---------------  ----------------  --------------------  ------------------
Units, beginning of
  year                                120,304          269,799           262,861               259,656             105,856
Units issued                          152,385           97,890           216,346               475,065             237,942
Units redeemed                       (272,689)        (247,385)         (209,408)             (471,860)            (84,142)
                         --------------------  ---------------  ----------------  --------------------  ------------------
Units, end of year                          -          120,304           269,799               262,861             259,656
                         ====================  ===============  ================  ====================  ==================
Unit value, end of year      $10.53 - $ 12.11  $11.95 -$ 13.65   $11.21 - $12.79        $8.07 - $ 9.20    $10.89 - $ 12.39
Assets, end of year                        $0       $1,624,586        $3,332,298            $2,353,394          $3,178,735
Investment income
  ratio/(1)/                             0.00%            0.00%             0.00%                 0.20%               0.00%
Expense ratio, lowest to
  highest/(2)/                 0.30% to 0.65%   0.45% to 0.65%    0.45% to 0.65%        0.45% to 0.65%      0.55% to 0.65%
Total return, lowest to
  highest/(3)/           (11.89)% to (11.79)%   6.51% to 6.71%  38.79% to 39.08%  (26.04)% to (25.89)%  (2.94)% to (2.84)%

** Terminated as an investment option and funds transferred to Small Cap
   Opportunities Trust Series 1 on May 2, 2005.

                                                                            Sub-Account
                                     ----------------------------------------------------------------------------------------
                                                                        Small Company Value
                                                                          Trust Series 1
                                     ----------------------------------------------------------------------------------------
                                        Year Ended       Year Ended        Year Ended         Year Ended         Year Ended
                                        Dec. 31/05       Dec. 31/04        Dec. 31/03         Dec. 31/02         Dec. 31/01
                                     ---------------  ----------------  ----------------  ------------------  ---------------
Units, beginning of year                   1,525,817         1,151,115         1,194,763             521,854          255,050
Units issued                                 766,171         1,166,644         1,030,795           1,822,893          529,457
Units redeemed                              (757,814)         (791,942)       (1,074,443)         (1,149,984)        (262,653)
                                     ---------------  ----------------  ----------------  ------------------  ---------------
Units, end of year                         1,534,174         1,525,817         1,151,115           1,194,763          521,854
                                     ===============  ================  ================  ==================  ===============
Unit value, end of year              $16.62 -$ 24.78  $15.67 - $ 23.28  $12.60 - $ 18.70     $9.49 - $ 14.07  $10.15 -$ 15.03
Assets, end of year                      $26,095,828       $24,396,927       $15,104,792         $11,607,392       $5,349,826
Investment income ratio/(1)/                    0.27%             0.15%             0.44%               0.25%            0.18%
Expense ratio, lowest to
  highest/(2)/                        0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%      0.40% to 0.65%   0.40% to 0.65%
Total return, lowest to highest/(3)/  6.29% to 6.66%  24.38% to 24.76%  32.81% to 33.12%  (6.53)% to (6.30)%   5.85% to 6.11%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                        Sub-Account
                                      ----------------------------------------------
                                                    Special Value Trust
                                                         Series 1
                                      ----------------------------------------------
                                         Year Ended       Year Ended     Period Ended
                                         Dec. 31/05       Dec. 31/04     Dec. 31/03^
                                      ---------------  ----------------  ------------
Units, beginning of year                       11,949            10,527           -
Units issued                                    5,903             3,178      20,755
Units redeemed                                 (2,247)           (1,756)    (10,228)
                                      ---------------  ----------------    --------
Units, end of year                             15,605            11,949      10,527
                                      ===============  ================    ========
Unit value, end of year               $19.74 -$ 19.84   $18.81 - $18.87      $15.77
Assets, end of year                          $309,231          $225,420    $166,036
Investment income ratio/(1)/                     0.00%             0.00%       0.00%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%    0.45% to 0.65%        0.45%
Total return, lowest to highest/(3)/   4.92% to 5.13%  19.40% to 19.65%       26.18%

^ Reflects the period from commencement of operations on May 5, 2003 through December 31, 2003.

                                                                           Sub-Account
                                      ------------------------------------------------------------------------------------
                                                                      Strategic Bond Trust
                                                                            Series 1
                                      ------------------------------------------------------------------------------------
                                         Year Ended       Year Ended       Year Ended        Year Ended       Year Ended
                                         Dec. 31/05       Dec. 31/04       Dec. 31/03        Dec. 31/02       Dec. 31/01
                                      ---------------  ---------------  ----------------  ---------------  ---------------
Units, beginning of year                      238,775          169,132           221,458          183,559           69,600
Units issued                                  176,347          290,490           397,326          428,880          204,490
Units redeemed                               (161,901)        (220,847)         (449,652)        (390,981)         (90,531)
                                      ---------------  ---------------  ----------------  ---------------  ---------------
Units, end of year                            253,221          238,775           169,132          221,458          183,559
                                      ===============  ===============  ================  ===============  ===============
Unit value, end of year               $18.71 -$ 20.86  $18.32 -$ 20.38  $17.27 - $ 19.15  $15.36 -$ 16.98  $14.17 -$ 15.62
Assets, end of year                        $5,217,823       $4,821,612        $3,179,959       $3,701,587       $2,855,362
Investment income ratio/(1)/                     2.48%            3.88%             6.69%            5.15%            4.49%
Expense ratio, lowest to highest/(2)/  0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%   0.45% to 0.65%   0.55% to 0.65%
Total return, lowest to highest/(3)/   1.98% to 2.34%   5.98% to 6.29%  12.38% to 12.66%   8.25% to 8.47%   5.55% to 5.66%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                             Sub-Account
                                      ----------------------------------------------------------------------------------------
                                                                   Strategic Growth Trust Series 1
                                      ----------------------------------------------------------------------------------------
                                          Year Ended         Year Ended       Year Ended          Year Ended       Period Ended
                                         Dec. 31/05**        Dec. 31/04       Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                      ------------------  ---------------  ----------------  --------------------  ------------
Units, beginning of year                          98,717          153,437           123,666                68,964           -
Units issued                                      10,748          117,728           109,988               335,268      69,524
Units redeemed                                 (109,465)        (172,448)          (80,217)             (280,566)       (560)
                                      ------------------  ---------------  ----------------  --------------------    --------
Units, end of year                                     -           98,717           153,437               123,666      68,964
                                      ==================  ===============  ================  ====================    ========
Unit value, end of year                   $9.88 - $ 9.97  $10.47 - $10.56     $9.89 - $9.95        $7.85 - $ 7.88      $10.97
Assets, end of year                                   $0       $1,039,479        $1,522,884              $972,517    $756,713
Investment income ratio/(1)/                        0.00%            0.00%             0.00%                 0.00%       0.00%
Expense ratio, lowest to highest/(2)/     0.40% to 0.65%   0.40% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.65%
Total return, lowest to highest/(3)/  (5.66)% to (5.58)%   5.87% to 6.14%  26.04% to 26.35%  (28.50)% to (28.33)%     (12.22)%

** Terminated as an investment option and funds transferred to U.S. Global
   Leaders Growth Trust Series 1 on May 2, 2005.

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

                                                 Sub-Account
                                      ---------------------------------
                                       Strategic Income Trust Series 1
                                      ---------------------------------
                                         Year Ended      Period Ended
                                         Dec. 31/05      Dec. 31/04##
                                      ---------------  ----------------
Units, beginning of year                        2,225                 -
Units issued                                   90,668             2,246
Units redeemed                               (14,889)              (21)
                                      ---------------  ----------------
Units, end of year                             78,004             2,225
                                      ===============  ================
Unit value, end of year               $13.78 - $13.82  $13.56 - $ 13.57
Assets, end of year                        $1,075,257           $30,167
Investment income ratio/(1)/                    12.20%             6.19%
Expense ratio, lowest to highest/(2)/  0.45% to 0.65%    0.45% to 0.65%
Total return, lowest to highest/(3)/   1.64% to 1.81%    8.46% to 8.60%

## Reflects the period from commencement of operations on May 3, 2004 through December 31, 2004.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                   Sub-Account
                         -----------------------------------------------------------------------------------------------
                                                      Strategic Opportunities Trust Series 1
                         -----------------------------------------------------------------------------------------------
                            Year Ended       Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05       Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ---------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year         396,663           588,318           895,938               706,044               863,681
Units issued                     146,665           299,516           493,480               804,779               529,543
Units redeemed                  (153,715)         (491,171)         (801,100)             (614,885)             (687,180)
                         ---------------  ----------------  ----------------  --------------------  --------------------
Units, end of year               389,613           396,663           588,318               895,938               706,044
                         ===============  ================  ================  ====================  ====================
Unit value, end of year  $10.01 -$ 13.59    $9.17 - $12.43    $8.21 - $11.09        $6.56 - $ 8.84      $10.77 - $ 14.47
Assets, end of year           $5,106,599        $4,732,242        $5,962,880            $7,208,068            $9,806,062
Investment income
  ratio/(1)/                        0.40%             0.09%             0.00%                 0.00%                 0.51%
Expense ratio, lowest to
  highest/(2)/            0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/            8.96% to 9.34%  11.58% to 11.93%  25.03% to 25.34%  (39.16)% to (39.04)%  (15.81)% to (15.72)%

                                                                  Sub-Account
                      --------------------------------------------------------------------------------------------------
                                                        Strategic Value Trust Series 1
                      --------------------------------------------------------------------------------------------------
                          Year Ended         Year Ended        Year Ended          Year Ended           Period Ended
                          Dec. 31/05         Dec. 31/04        Dec. 31/03          Dec. 31/02           Dec. 31/01*
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of
  year                            71,614           235,464            34,516                 9,069                     -
Units issued                     328,718            79,793           211,670                29,192                 9,089
Units redeemed                  (392,725)         (243,643)          (10,722)               (3,745)                  (20)
                      ------------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                 7,607            71,614           235,464                34,516                 9,069
                      ==================  ================  ================  ====================  ====================
Unit value, end of
  year                  $11.45 - $ 11.61   $11.56 - $11.66     $9.86 - $9.93        $7.71 - $ 7.73      $10.65 - $ 10.67
Assets, end of year              $87,168          $832,892        $2,330,657              $266,768               $96,738
Investment income
  ratio/(1)/                        0.11%             0.25%             0.01%                 0.00%                 0.00%
Expense ratio, lowest
  to highest/(2)/         0.35% to 0.65%    0.40% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.45% to 0.65%
Total return, lowest
  to highest/(3)/     (0.94)% to (0.64)%  17.23% to 17.52%  27.94% to 28.27%  (27.66)% to (27.52)%  (14.77)% to (14.67)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                    Sub-Account
                         ------------------------------------------------------------------------------------------------
                                                                   Total Return
                                                                  Trust Series 1
                         ------------------------------------------------------------------------------------------------
                            Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year        2,833,935         2,319,152         2,315,832             1,419,177               340,762
Units issued                    1,121,316         2,668,560         1,537,006             3,545,219             1,361,346
Units redeemed                 (1,569,470)       (2,153,777)       (1,533,686)           (2,648,564)             (282,931)
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year              2,385,781         2,833,935         2,319,152             2,315,832             1,419,177
                         ================  ================  ================  ====================  ====================
Unit value, end of year  $17.56 - $ 17.92  $17.28 - $ 17.53  $16.57 - $ 16.70      $15.89 - $ 15.97      $14.60 - $ 14.65
Assets, end of year           $42,371,818       $49,394,073       $38,643,292           $36,916,915           $20,755,404
Investment income
  ratio/(1)/                         2.49%             3.71%             2.77%                 2.58%                 2.22%
Expense ratio, lowest to
  highest/(2)/             0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%        0.40% to 0.65%
Total return, lowest to
  highest/(3)/             1.76% to 2.17%    4.28% to 4.65%    4.32% to 4.60%        8.80% to 9.08%        7.58% to 7.85%

                                                                    Sub-Account
                         ------------------------------------------------------------------------------------------------
                                                                Total Stock Market
                                                               Index Trust Series 1
                         ------------------------------------------------------------------------------------------------
                            Year Ended        Year Ended        Year Ended          Year Ended            Year Ended
                            Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02            Dec. 31/01
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, beginning of year          230,903           371,604           181,207               309,502               118,184
Units issued                      313,142           405,051           467,766               327,720               302,834
Units redeemed                   (220,046)         (545,752)         (277,369)             (456,015)             (111,516)
                         ----------------  ----------------  ----------------  --------------------  --------------------
Units, end of year                323,999           230,903           371,604               181,207               309,502
                         ================  ================  ================  ====================  ====================
Unit value, end of year  $11.62 - $ 11.83  $11.10 - $ 11.23   $9.99 - $ 10.07        $7.71 - $ 7.74        $9.85 - $ 9.87
Assets, end of year            $3,807,527        $2,572,128        $3,719,559            $1,397,047            $3,050,162
Investment income
  ratio/(1)/                         0.99%             0.73%             0.00%                 0.42%                 1.20%
Expense ratio, lowest to
  highest/(2)/             0.35% to 0.70%    0.35% to 0.65%    0.40% to 0.65%        0.45% to 0.65%        0.55% to 0.65%
Total return, lowest to
  highest/(3)/             4.96% to 5.32%  11.02% to 11.35%  29.69% to 30.02%  (21.80)% to (21.65)%  (11.99)% to (11.90)%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                      Sub-Account
                                                 ---------------------
                                                  U.S. Global Leaders
                                                 Growth Trust Series 1
                                                 ---------------------
                                                     Period Ended
                                                     Dec. 31/05++
                                                 ---------------------
Units, beginning of year                                          -
Units issued                                                104,006
Units redeemed                                              (20,826)
                                                    ---------------
Units, end of year                                           83,180
                                                    ===============
Unit value, end of year                             $13.20 - $13.27
Assets, end of year                                      $1,100,951
Investment income ratio/(1)/                                   0.24%
Expense ratio, lowest to highest/(2)/                0.35% to 0.65%
Total return, lowest to highest/(3)/                 0.22% to 0.52%

++ Fund available in prior year but not active.

                                                                          Sub-Account
                                      -----------------------------------------------------------------------------------
                                                                        U.S. Government
                                                                   Securities Trust Series 1
                                      -----------------------------------------------------------------------------------
                                         Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
                                         Dec. 31/05      Dec. 31/04       Dec. 31/03       Dec. 31/02       Dec. 31/01
                                      ---------------- --------------- ---------------- ---------------- ----------------
Units, beginning of year                       541,692         595,722        1,081,467          719,661          199,345
Units issued                                   404,113         625,354          950,497        1,334,914          694,784
Units redeemed                               (296,260)       (679,384)      (1,436,242)        (973,108)        (174,468)
                                      ---------------- --------------- ---------------- ---------------- ----------------
Units, end of year                             649,545         541,692          595,722        1,081,467          719,661
                                      ================ =============== ================ ================ ================
Unit value, end of year               $15.18 - $ 16.32 $15.08 -$ 16.15 $14.76 - $ 15.78 $14.60 - $ 15.59 $13.61 - $ 14.52
Assets, end of year                         $9,984,112      $8,245,778       $8,887,862      $16,062,944       $9,992,662
Investment income ratio/(1)/                     1.72%           1.95%            4.00%            3.29%            4.63%
Expense ratio, lowest to highest/(2)/   0.35% to 0.70%  0.35% to 0.65%   0.40% to 0.65%   0.40% to 0.65%   0.45% to 0.65%
Total return, lowest to highest/(3)/    0.87% to 1.24%  2.21% to 2.54%   1.07% to 1.32%   7.30% to 7.56%   6.33% to 6.55%

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                      Sub-Account
                             --------------------------------------------------------------------------------------------
                                                                 U.S. Large Cap Trust
                                                                       Series 1
                             --------------------------------------------------------------------------------------------
                                Year Ended       Year Ended       Year Ended          Year Ended           Year Ended
                                Dec. 31/05       Dec. 31/04       Dec. 31/03          Dec. 31/02           Dec. 31/01
                             ---------------  ---------------  ----------------  --------------------  ------------------
Units, beginning of year           1,640,031          284,605           268,376               277,574             157,692
Units issued                         430,513        1,930,714           230,093               443,269             379,250
Units redeemed                      (515,145)        (575,288)         (213,864)             (452,467)           (259,368)
                             ---------------  ---------------  ----------------  --------------------  ------------------
Units, end of year                 1,555,399        1,640,031           284,605               268,376             277,574
                             ===============  ===============  ================  ====================  ==================
Unit value, end of year      $14.58 -$ 14.84  $13.91 -$ 14.07   $12.79 - $12.89        $9.38 - $ 9.44    $12.61 - $ 12.66
Assets, end of year              $22,779,517      $22,836,763        $3,646,301            $2,521,529          $3,505,205
Investment income ratio/(1)/            0.43%            0.09%             0.39%                 0.36%               0.27%
Expense ratio, lowest to
  highest/(2)/                0.35% to 0.70%   0.35% to 0.65%    0.40% to 0.65%        0.40% to 0.65%      0.45% to 0.65%
Total return, lowest to
  highest/(3)/                5.08% to 5.45%   8.68% to 9.01%  36.17% to 36.52%  (25.67)% to (25.49)%  (3.18)% to (2.98)%

                                                                           Sub-Account
                                     ---------------------------------------------------------------------------------------
                                                                         Utilities Trust
                                                                             Series 1
                                     ---------------------------------------------------------------------------------------
                                        Year Ended        Year Ended        Year Ended          Year Ended       Period Ended
                                        Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02       Dec. 31/01*
                                     ----------------  ----------------  ----------------  --------------------  ------------
Units, beginning of year                       40,217            12,829             4,043                 5,383          -
Units issued                                  154,202            57,841            34,544                12,660      5,433
Units redeemed                                (39,609)          (30,453)          (25,758)              (14,000)       (50)
                                     ----------------  ----------------  ----------------  --------------------    -------
Units, end of year                            154,810            40,217            12,829                 4,043      5,383
                                     ================  ================  ================  ====================    =======
Unit value, end of year              $14.10 - $ 14.30  $12.15 - $ 12.26    $9.45 - $ 9.50        $7.07 - $ 7.09      $9.31
Assets, end of year                        $2,200,446          $489,462          $121,451               $28,615    $50,102
Investment income ratio/(1)/                     0.39%             0.54%             0.56%                 0.01%      0.73%
Expense ratio, lowest to
  highest/(2)/                         0.35% to 0.65%    0.40% to 0.65%    0.45% to 0.65%        0.45% to 0.65%       0.65%
Total return, lowest to highest/(3)/ 16.07% to 16.41%  28.57% to 28.91%  33.64% to 33.93%  (24.04)% to (23.89)%    (25.55)%

* Reflects the period from commencement of operations on May 1, 2001 through December 31, 2001.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

6. Financial Highlights (continued)

                                                                     Sub-Account
                             ------------------------------------------------------------------------------------------
                                                                     Value Trust
                                                                      Series 1
                             ------------------------------------------------------------------------------------------
                                Year Ended        Year Ended        Year Ended          Year Ended         Year Ended
                                Dec. 31/05        Dec. 31/04        Dec. 31/03          Dec. 31/02         Dec. 31/01
                             ----------------  ----------------  ----------------  --------------------  --------------
Units, beginning of year            1,080,759           720,769           715,767               700,592         281,401
Units issued                          208,115         1,280,008           639,080               622,576         639,311
Units redeemed                       (866,730)         (920,018)         (634,078)             (607,401)       (220,120)
                             ----------------  ----------------  ----------------  --------------------  --------------
Units, end of year                    422,144         1,080,759           720,769               715,767         700,592
                             ================  ================  ================  ====================  ==============
Unit value, end of year                                                                                      $15.42 - $
                             $20.94 - $ 23.77  $18.71 - $ 21.18  $16.33 - $ 18.39      $11.84 - $ 13.31           17.26
Assets, end of year                $9,906,015       $22,720,877       $12,699,749            $9,377,558     $11,984,303
Investment income ratio/(1)/             0.55%             0.53%             1.23%                 0.85%           0.53%
Expense ratio, lowest to
  highest/(2)/                 0.30% to 0.70%    0.30% to 0.65%    0.40% to 0.65%        0.40% to 0.65%  0.40% to 0.65%
Total return, lowest to
  highest/(3)/               11.78% to 12.22%  14.43% to 14.83%  37.86% to 38.20%  (23.31)% to (23.11)%  2.75% to 3.00%

/(1)/ These ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Trust portfolio, net of management fees assessed by the Trust portfolio adviser, divided by the average net assets of the sub-account. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in unit values. The recognition of investment income by the sub-account is affected by the timing of the declarations of dividends by the underlying Trust portfolio in which the sub-accounts invest.
      It is the practice of the Trusts, for income tax reasons, to declare dividends in April for investment income received in the previous calendar year for all sub-accounts of the Trusts except for the Money Market Trust which declares and reinvests dividends on a daily basis. Any dividend distribution received from a sub-account of the Trusts is reinvested immediately, at the net asset value, in shares of that sub-account and retained as assets of the corresponding sub-account so that the unit value of the sub-account is not affected by the declaration and reinvestment of dividends.
/(2)/ These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Trust portfolio are excluded.
/(3)/ These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

        John Hancock Life Insurance Company (U.S.A.) Separate Account N (Formerly The Manufacturers Life Insurance Company (U.S.A.) Separate Account N)

                   Notes to Financial Statements (continued)

7. Transactions with Affiliates

John Hancock Distributors LLC (formerly Manulife Financial Securities LLC), a registered broker-dealer and wholly owned subsidiary of JHUSA (formerly ManUSA), acts as the principal underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) or other broker-dealers having distribution agreements with John Hancock Distributors LLC (formerly Manulife Financial Securities LLC) who are also authorized as variable life insurance agents under applicable state insurance laws. Registered representatives are compensated on a commission basis.

JHUSA has a formal service agreement with its ultimate parent company, MFC, which can be terminated by either party upon two months' notice. Under this Agreement, JHUSA pays for legal, actuarial, investment and certain other administrative services.

Majority of the investments held by the Account are invested in the Trust (Note
1).

Mortality and expense risk charges, as described in Note 3, are paid to JHUSA.

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code. Under the provisions of Section 817(h) of the Code, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the Separate Account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                    Prospectus Supplement Dated May 1, 2006


     This prospectus supplement is distributed to policy owners of variable life insurance policies issued by John Hancock Life Insurance Company (U.S.A.) and offering interests in John Hancock Variable Life Account N.

     This supplement describes the changes that have been made in the product prospectuses pertaining to variable investment options that are available. Please note that certain of the investment options described in this prospectus supplement may not be available to you under your policy.

1. The prospectus for the Corporate VUL product is amended to replace the list of available investment options on page 1 of the product prospectus with the following:

Science & Technology
Pacific Rim
Health Sciences
Emerging Growth
Emerging Small Company
Small Cap
Small Cap Index
Dynamic Growth
Mid Cap Stock
Natural Resources
All Cap Growth
Strategic Opportunities
Financial Services
International Opportunities
International Small Cap
International Equity Index A
American International
International Value
International Core
Quantitative Mid Cap
Mid Cap Index
Mid Cap Core
Global
Capital Appreciation
American Growth

U.S. Global Leaders Growth
Quantitative All Cap
All Cap Core
Total Stock Market Index
Blue Chip Growth
U.S. Large Cap
Core Equity
Strategic Value
Large Cap Value
Classic Value
Utilities
Real Estate Securities
Small Cap Opportunities
Small Company Value
Special Value
Mid Cap Value
Value
All Cap Value
500 Index
500 Index B
Fundamental Value
U.S. Core
Large Cap
Quantitative Value

American Growth-Income
Equity-Income

American Blue Chip Income and Growth
Income & Value
PIMCO VIT All Asset
Global Allocation
High Yield
U.S. High Yield Bond
Strategic Bond
Strategic Income
Global Bond
Investment Quality Bond
Total Return
American Bond
Real Return Bond
Core Bond
Active Bond
U.S. Government Securities
Money Market
Lifestyle Aggressive
Lifestyle Growth
Lifestyle Balanced
Lifestyle Moderate
Lifestyle Conservative

2. The last two tables appearing in the section entitled "Fee Tables" are deleted and the following substituted in their place. Please note that certain of the investment options described in these tables may not be available to you under your policy.

     The next table describes the minimum and maximum annual operating expenses of the portfolios that you will pay during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios, as a percentage of the portfolio`s average net assets for 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolios.


            Annual Operating Expense of the Portfolios

        (Expenses that are Deducted from Portfolio Assets)              Minimum        Maximum
 Expenses that are deducted from the portfolio assets, including
advisory fees, Rule 12b-1 fees and other expenses                      0.50%          1.53%


     The next table describes the fees and expenses for each of the portfolios. Except as indicated in the footnotes at the end of the table, the expenses are expressed as a percentage of the portfolio's average net assets for the fiscal year ending December 31, 2005. More detail concerning each portfolio's fees and expenses is contained in the prospectus for the portfolio.

Portfolio Annual Expenses

(as a percentage of average net assets)



                                                 Management        12b-1          Other              Total
Portfolios                                          Fees            Fees        Expenses        Annual Expenses
------------------------------------------      ------------      -------      ----------      ----------------
 Science & Technology ....................      1.05%A            0.05%        0.07%           1.17%
 Pacific Rim .............................      0.80%             0.05%        0.24%           1.09%
 Health Sciences .........................      1.05%A            0.05%        0.12%           1.22%
 Emerging Growth .........................      0.80%             0.05%        0.08%           0.93%
 Emerging Small Company ..................      0.97%             0.05%        0.07%           1.09%
 Small CapB ..............................      0.85%             0.05%        0.03%           0.93%
 Small Cap Index .........................      0.49%             0.05%        0.04%           0.58%
 Dynamic Growth ..........................      0.95%             0.05%        0.07%           1.07%
 Mid Cap Stock ...........................      0.84%             0.05%        0.08%           0.97%
 Natural Resources .......................      1.00%             0.05%        0.07%           1.12%
 All Cap Growth ..........................      0.85%             0.05%        0.06%           0.96%
 Strategic Opportunities .................      0.80%             0.05%        0.08%           0.93%
 Financial Services ......................      0.82%C            0.05%        0.09%           0.96%
 International Opportunities .............      0.90%             0.05%        0.06%           1.01%
 International Small Cap .................      0.92%             0.05%        0.21%           1.18%
 International Equity Index AB/D .........      0.54%             0.05%        0.09%           0.68%
 American InternationalE .................      0.52%             0.60%        0.08%           1.20%
 International Value .....................      0.82%F            0.05%        0.19%           1.06%
 International Core ......................      0.89%             0.05%        0.07%           1.01%
 Quantitative Mid Cap ....................      0.74%             0.05%        0.10%           0.89%
 Mid Cap Index ...........................      0.49%             0.05%        0.04%           0.58%
 Mid Cap Core ............................      0.87%             0.05%        0.08%           1.00%
 Global ..................................      0.82%F            0.05%        0.16%           1.03%
 Capital Appreciation ....................      0.81%             0.05%        0.05%           0.91%
 American GrowthE ........................      0.33%             0.60%        0.04%           0.97%
 U.S. Global Leaders Growth ..............      0.70%             0.05%        0.06%           0.81%
 Quantitative All Cap ....................      0.71%             0.05%        0.06%           0.82%
 All Cap Core ............................      0.80%             0.05%        0.07%           0.92%
 Total Stock Market Index ................      0.49%             0.05%        0.04%           0.58%
 Blue Chip Growth ........................      0.81%A            0.05%        0.07%           0.93%


                                                       Management       12b-1          Other              Total
Portfolios                                                Fees           Fees        Expenses        Annual Expenses
------------------------------------------------      -----------      -------      ----------      ----------------
 U.S. Large Cap ................................      0.83%            0.05%        0.06%           0.94%
 Core Equity ...................................      0.79%            0.05%        0.06%           0.90%
 Strategic Value ...............................      0.85%            0.05%        0.08%           0.98%
 Large Cap Value ...............................      0.84%            0.05%        0.08%           0.97%
 Classic Value .................................      0.80%            0.05%        0.24%           1.09%
 Utilities .....................................      0.85%            0.05%        0.19%           1.09%
 Real Estate Securities ........................      0.70%            0.05%        0.06%           0.81%
 Small Cap Opportunities .......................      0.99%            0.05%        0.08%           1.12%
 Small Company ValueD ..........................      1.03%A           0.05%        0.05%           1.13%
 Special Value .................................      1.00%            0.05%        0.21%           1.26%
 Mid Cap Value .................................      0.85%            0.05%        0.05%           0.95%
 Value .........................................      0.74%            0.05%        0.06%           0.85%
 All Cap Value .................................      0.83%            0.05%        0.07%           0.95%
 500 Index .....................................      0.46%            0.05%        0.05%           0.56%
 500 Index BB/D/H ..............................      0.47%            N/A          0.03%           0.50%
 Fundamental Value .............................      0.77%C           0.05%        0.05%           0.87%
 U.S. Core .....................................      0.76%            0.05%        0.05%           0.86%
 Large CapB ....................................      0.84%            0.05%        0.05%           0.94%
 Quantitative Value ............................      0.70%            0.05%        0.06%           0.81%
 American Growth-IncomeE .......................      0.28%            0.60%        0.05%           0.93%
 Equity-Income .................................      0.81%A           0.05%        0.05%           0.91%
 American Blue Chip Income and GrowthE .........      0.44%            0.60%        0.04%           1.08%
 Income & Value ................................      0.79%            0.05%        0.08%           0.92%
 PIMCO VIT All Asset ...........................      0.20%            0.25%        1.08%F          1.53%
 Global Allocation .............................      0.85%            0.05%        0.19%           1.09%
 High Yield ....................................      0.66%            0.05%        0.07%           0.78%
 U.S. High Yield BondB/D .......................      0.74%            0.05%        0.21%           1.00%
 Strategic Bond ................................      0.67%            0.05%        0.08%           0.80%
 Strategic Income ..............................      0.73%            0.05%        0.30%           1.08%
 Global Bond ...................................      0.70%            0.05%        0.12%           0.87%
 Investment Quality Bond .......................      0.60%            0.05%        0.09%           0.74%
 Total Return ..................................      0.70%            0.05%        0.07%           0.82%
 American BondE ................................      0.43%            0.60%        0.04%           1.07%
 Real Return Bond ..............................      0.70%            0.05%        0.07%           0.82%
 Core BondB ....................................      0.67%            0.05%        0.07%           0.79%
 Active BondB ..................................      0.60%            0.05%        0.07%           0.72%
 U.S. Government Securities ....................      0.59%            0.05%        0.07%           0.71%
 Money MarketB/D ...............................      0.49%            N/A          0.04%           0.53%
 Lifestyle Aggressive ..........................      0.05%            0.05%        0.95%G          1.05%
 Lifestyle Growth ..............................      0.05%            0.05%        0.89%G          0.99%
 Lifestyle Balanced ............................      0.05%            0.05%        0.86%G          0.96%
 Lifestyle Moderate ............................      0.05%            0.05%        0.81%G          0.91%
 Lifestyle Conservative ........................      0.05%            0.05%        0.78%G          0.88%

AThe adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, and Small Company Value portfolios. This waiver is based on the combined average daily net assets of these portfolios and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

The percentage fee reduction is as follows:


Combined Average Daily Net                            Fee Reduction
Assets of the T. Rowe Portfolios         (As a Percentage of the Management Fee)
----------------------------------      ----------------------------------------
  First $750 million..............                        0.00%
  Over $750 million...............                         5.0%

Effective November 1, 2006, the percentage reduction will be as follows:


Combined Average Daily Net                              Fee Reduction
Assets of the T. Rowe Portfolios            (As a Percentage ofthe Management Fee)
-------------------------------------      ---------------------------------------
  First $750 million.................                        0.00%
  Next $750 million..................                         5.0%
  Excess over $1.5 billion...........                         7.5%

This voluntary fee waiver may be terminated at any time by the adviser.

BCommenced operations April 29, 2005

CFor the period prior to October 14, 2005, the adviser voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value portfolios to the amounts shown below as a percentage of average annual net assets.


                                        First           Between $50 Million        Excess Over
Portfolio                            $50 Million          and $500 Million         $500 Million
------------------------------      -------------      ---------------------      -------------
  Financial Services .........         0.85%                  0.80%                   0.75%
  Fundamental Value ..........         0.85%                  0.80%                   0.75%

Effective October 14, 2005, the advisory fees for the Financial Services and the Fundamental Value portfolios were lowered to the rates for the voluntary advisory fee waiver set forth above and the voluntary advisory fee waiver was eliminated.

If the advisory fee waiver for the period prior to October 14, 2005 were reflected, it is estimated that the management fees for these portfolios would have been as follows:


  Financial Services .........      0.82%
  Fundamental Value ..........      0.77%

DBased on estimates for the current fiscal year.

EReflects the aggregate annual operating expenses of each portfolio and its corresponding master fund. In the case of the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios, and during the year ended December 31, 2005, Capital Research Management Company (the adviser to the American Blue Chip Income and Growth, American Bond, American Growth, American Growth-Income and American International portfolios) voluntarily reduced investment advisory fees to rates provided by amended agreement effective April 1, 2004. If such fee waiver had been reflected, the management fee would be 0.40%, 0.39%, 0.30%, 0.25% and 0.47% and Total Annual Expenses would be 1.04%, 1.03%, 0.94%, 0.90% and 1.15%.

F"Other Expenses" for the PIMCO All Asset portfolio reflect an administrative fee of 0.25%, a service fee of 0.20% and expenses of underlying funds in which the PIMCO All Asset portfolio invests ("PIMCO Underlying Funds"). The PIMCO Underlying Funds` expenses (0.63%) are estimated based upon an allocation of the portfolio's assets among the PIMCO Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these PIMCO Underlying Funds. PIMCO Underlying Fund expenses will vary with changes in the expenses of the PIMCO Underlying Funds, as well as allocation of the portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the portfolio`s current fiscal year, to waive its advisory fee to the extent that the PIMCO Underlying Funds' expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in PIMCO Underlying Funds.

GEach of the Lifestyle Trusts may invest in all the other Trust portfolios except the American Growth, the American International, the American Blue Chip Income and Growth, the American Bond, and the American Growth-Income portfolios (the "Underlying Portfolios"). The Total Annual Expenses for the Underlying Portfolios range from 0.50 % to 1.53%.

HThe adviser for this fund has agreed, pursuant to its agreement with the John Hancock Trust, to waive its management fee (or, if necessary, reimburse expenses of the fund) to the extent necessary to limit the fund`s "Annual Operating Expenses". A fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the fund not incurred in the ordinary course of the fund`s business. Under the agreement, the adviser's obligation will remain in effect until May 1, 2007 and will terminate after that date only if the John Hancock Trust, without the prior written consent of the adviser, sells shares of the fund to (or has shares of the fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of the Company or any of its affiliates that are specified in the agreement. If this fee waiver had been reflected, the Management Fee shown for the 500 Index Trust B portfolio would be 0.22% and the Total Fund Annual Expenses shown would be 0.25%.

3. The Table of Investment Options and Investment Subadvisers is deleted and the following is substituted in its place. Please note that certain of the investment options described in this table may not be available to you under your policy.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS

     When you select a Separate Account investment option, we invest your money in shares of a corresponding portfolio of the John Hancock Trust (the "Trust") (or the PIMCO Variable Insurance Trust (the "PIMCO Trust") with respect to the All Asset portfolio) and hold the shares in a sub-account of the Separate Account. The Fee Tables show the investment management fees, Rule 12b-1 fees and other operating expenses for these portfolio shares as a percentage (rounded to two decimal places) of each portfolio's average net assets for 2005, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the portfolios are not fixed or specified under the terms of the policies and may vary from year to year. These fees and expenses differ for each portfolio and reduce the investment return of each portfolio. Therefore, they also indirectly reduce the return you will earn on any Separate Account investment options you select.

     The John Hancock Trust and the PIMCO Trust are so-called "series" type mutual funds and each is registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the Trust and receives investment management fees for doing so. JHIMS pays a portion of its investment management fees to other firms that manage the Trust's portfolios. We and our affiliate own JHIMS LLC and indirectly benefit from any investment management fees JHIMS LLC retains. The All Asset portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

     The American Growth, American International, American Growth-Income, American Blue Chip Income and Growth and American Bond portfolios operate as "feeder funds," which means that the portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each of the American feeder fund portfolios has the same investment objective and limitations as its master fund. The prospectus for the American Fund master fund is included with the prospectuses for the underlying funds.

     The portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the portfolios. The amount of this compensation is based on a percentage of the assets of the portfolios attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from portfolio to portfolio and among classes of shares within a portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees that are deducted from a portfolio's assets for the services we or our affiliates provide to that portfolio. In addition, compensation payments of up to 0.45% of assets may be made by a portfolio's investment advisers or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" portfolios of the Trust for the marketing support services it provides. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Fee Tables.

     The following table provides a general description of the portfolios that underlie the variable investment options we make available under the policy. You bear the investment risk of any portfolio you choose as an investment option for your policy. You can find a full description of each portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in the portfolio in the prospectus for that portfolio. You should read the portfolio's prospectus carefully before investing in the corresponding variable investment option.

     The investment options in the Separate Account are not publicly traded mutual funds. The investment options are only available to you as investment options in the policies, or in some cases through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the investment options also may be available through participation in certain qualified pension or retirement plans. The portfolios' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the portfolios are not directly related to any publicly traded mutual fund. You should not compare the performance of any investment option described in this prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the investment options of our Separate Account.

     The portfolios available under the policies are as follows:


 Portfolio                      Portfolio Manager

=========================      =================================
 Science & Technology          T. Rowe Price Associates, Inc.
 Pacific Rim                    MFC Global Investment
                               Management (U.S.A.) Limited

 Health Sciences               T. Rowe Price Associates, Inc.
 Emerging Growth                MFC Global Investment
                               Management (U.S.A.) Limited

 Emerging Small Company        Franklin Advisers, Inc.
 Small Cap                      Independence Investment LLC
 Small Cap Index               MFC Global Investment
                               Management (U.S.A.) Limited

 Dynamic Growth                 Deutsche Asset Management Inc.
 Mid Cap Stock                 Wellington Management Company,
                               LLP

 Natural Resources              Wellington Management Company,
                               LLP

 All Cap Growth                AIM Capital Management, Inc.



 Portfolio                      Investment Description

=========================      ===============================================================
 Science & Technology          Seeks long-term growth of capital by investing, under
                               normal market conditions, at least 80% of its net assets
                               (plus any borrowings for investment purposes) in common
                               stocks of companies expected to benefit from the
                               development, advancement, and use of science and
                               technology. Current income is incidental to the portfolio's objective.
 Pacific                       Rim Seeks long-term growth of capital by
                               investing in a diversified portfolio that is
                               comprised primarily of common stocks and
                               equity-related securities of corporations
                               domiciled in countries in the Pacific Rim region.

 Health Sciences               Seeks long-term capital appreciation by investing, under
                               normal market conditions, at least 80% of its net assets
                               (plus any borrowings for investment purposes) in common
                               stocks of companies engaged in the research, development,
                               production, or distribution of products or services related to health care, medicine, or the life sciences.
 Emerging                      Growth Seeks superior long-term rates of return
                               through capital appreciation by investing, under
                               normal circumstances, primarily in high quality
                               securities and convertible instruments of
                               small-cap U.S. companies.

 Emerging Small Company Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000
                               Growth Index* at the time of purchase.

 Small Cap Seeks maximum capital appreciation consistent with reasonable risk to principal by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies whose market capitalization is under $2 billion.

 Small Cap Index Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

 Dynamic Growth Seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

 Mid Cap Stock Seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

 Natural Resources Seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

 All Cap Growth                Seeks long-term capital appreciation by investing the
                               portfolio's assets, under normal market conditions,
                               principally in common stocks of companies that are likely
                               to benefit from new or innovative products, services or
                               processes, as well as those that have experienced above
                               average, long-term growth in earnings and have excellent
                               prospects for future growth.


 Portfolio                            Portfolio Manager

===============================      =====================================
 Strategic Opportunities             Fidelity Management & Research
                                     Company

 Financial Services                   Davis Advisors
 International Opportunities         Marisco Capital Management, LLC
 International Small Cap              Templeton Investment Counsel, Inc.
 International Equity Index A        SSgA Funds Management, Inc.
 American International               Capital Research Management
                                     Company

 International Value                 Templeton Investment Counsel, Inc.
 International Core                   Grantham, Mayo, Van Otterloo &
                                     Co. LLC
 Quantitative Mid Cap                MFC Global Investment
                                     Management (U.S.A.) Limited

 Mid Cap Index                        MFC Global Investment
                                     Management (U.S.A.) Limited


 Portfolio                            Investment Description

===============================      ====================================================================
 Strategic                           Opportunities Seeks growth of capital by
                                     investing primarily in common stocks.
                                     Investments may include securities of
                                     domestic and foreign issuers, and growth or
                                     value stocks or a combination of both.

 Financial Services                   Seeks growth of capital by investing primarily in common
                                     stocks of financial companies. During normal market
                                     conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in
                                     companies that are principally engaged in financial
                                     services. A company is "principally engaged" in financial
                                     services if it owns financial services-related assets
                                     constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.
 International Opportunities         Seeks long-term growth of capital by investing, under
                                     normal market conditions, at least 65% of its assets in
                                     common stocks of foreign companies that are selected for
                                     their long-term growth potential. The portfolio may invest in companies of any size throughout the world. The
                                     portfolio normally invests in issuers from at least three
                                     different countries not including the U.S. The portfolio may invest in common stocks of companies operating in
                                     emerging markets.
 International                       Small Cap Seeks capital appreciation by
                                     investing primarily in the common stock of
                                     companies located outside the U.S. which
                                     have total stock market capitalization or
                                     annual revenues of $1.5 billion or less.

 International                       Equity Index A Seeks to track the
                                     performance of broad-based equity indices
                                     of foreign companies in developed and
                                     emerging markets by attempting to track the
                                     performance of the MSCI All Country World
                                     ex-US Index*. (Series I shares are
                                     available for sale to contracts purchased
                                     prior to May 13, 2002; Series II shares are
                                     available for sale to contracts purchased
                                     on or after May 13, 2002.)

 American International Invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series.
                                     The International Fund invests primarily in common stocks of companies located outside the United States.

 International                       Value Seeks long-term growth of capital by
                                     investing, under normal market conditions,
                                     primarily in equity securities of companies
                                     located outside the U.S., including
                                     emerging markets.

 International                       Core Seeks to outperform the MSCI EAFA
                                     Index* by investing typically in a
                                     diversified portfolio of equity investments
                                     from developed markets other than the U.S.

 Quantitative                        Mid Cap Seeks long-term growth of capital
                                     by investing, under normal market
                                     conditions, at least 80% of its total
                                     assets (plus any borrowings for investment
                                     purposes) in U.S. mid- cap stocks,
                                     convertible preferred stocks, convertible
                                     bonds and warrants.

 Mid                                 Cap Index Seeks to approximate the
                                     aggregate total return of a mid- cap U.S.
                                     domestic equity market index by attempting to track the performance of the S&P Mid Cap
                                     400 Index*.



 Portfolio                          Portfolio Manager

=============================      ====================================
 Mid Cap Core                      AIM Capital Management, Inc.
 Global                             Templeton Global Advisors Limited
 Capital Appreciation              Jennison Associates LLC
 American Growth                    Capital Research Management
                                   Company

 U.S. Global Leaders Growth        Sustainable Growth Advisers, L.P.
 Quantitative All Cap               MFC Global Investment
                                   Management (U.S.A.) Limited

 All Cap Core                      Deutsche Asset Management Inc.
 Total Stock Market Index           MFC Global Investment
                                   Management (U.S.A.) Limited

 Blue Chip Growth                  T. Rowe Price Associates, Inc.
 U.S. Large Cap                     Capital Guardian Trust Company
 Core Equity                       Legg Mason Funds Management,
                                   Inc.




 Portfolio                          Investment Description

=============================      ================================================================
 Mid                               Cap Core Seeks long-term growth of capital by
                                   investing, under normal market conditions, at
                                   least 80% of its assets in equity securities,
                                   including convertible securities, of mid-
                                   capitalization companies.

 Global                            Seeks long-term capital appreciation by
                                   investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.

 Capital Appreciation              Seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the
                                   subadviser believes have above-average growth prospects.
                                   These companies are generally medium-to-large
                                   capitalization companies.
 American                          Growth Invests all of its assets in Class 2
                                   shares of the Growth Fund, a series of
                                   American Fund Insurance Series. The Growth
                                   Fund invests primarily in common stocks of
                                   companies that appear to offer superior
                                   opportunities for growth of capital.

 U.S. Global Leaders Growth        Seeks long-term growth of capital by investing, under
                                   normal market conditions, primarily in common stocks of
                                   "U.S. Global Leaders."
 Quantitative                      All Cap Seeks long-term growth of capital by
                                   investing, under normal circumstances,
                                   primarily in equity securities of U.S.
                                   companies. The portfolio will generally focus
                                   on equity securities of U.S. companies across
                                   the three market capitalization ranges of
                                   large, mid and small.

 All Cap Core Seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

 Total Stock Market Index Seeks to approximate the aggregate total return of a broad U.S.
                                   domestic equity market index by attempting to track the performance of the Wilshire 5000
                                   Equity Index*.

 Blue Chip Growth                  Seeks to achieve long-term growth of capital (current
                                   income is a secondary objective) by investing, under
                                   normal market conditions, at least 80% of the portfolio's
                                   total assets in the common stocks of large and medium-
                                   sized blue chip growth companies. Many of the stocks in
                                   the portfolio are expected to pay dividends.
 U.S.                              Large Cap Seeks long-term growth of capital
                                   and income by investing the portfolio's
                                   assets, under normal market conditions,
                                   primarily in equity and equity-related
                                   securities of companies with market
                                   capitalization greater than $500 million.

 Core Equity                       Seeks long-term capital growth by investing, under normal
                                   market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.
                                   The subadviser seeks to purchase securities at large
                                   discounts to the subadviser's assessment of their intrinsic value.


 Portfolio                             Portfolio Manager

================================      ===================================
 Strategic Value                      Massachusetts Financial Services
                                      Company

 Large Cap Value                       Mercury Advisors
 Classic Value                        Pzena Investment Management,
                                      LLC

 Utilities                             Massachusetts Financial Services
                                      Company

 Real Estate Securities               Deutsche Asset Management Inc.
 Small Cap Opportunities               Munder Capital Management
 Small Company Value                  T. Rowe Price Associates, Inc.
 Special Value (only Series II         Salomon Brothers Asset
 available)                           Management Inc.
 Mid Cap Value                        Lord, Abbett & Co
 Value                                 Van Kampen




 Portfolio                             Investment Description

================================      ===============================================================
 Strategic                            Value Seeks capital appreciation by
                                      investing, under normal market conditions,
                                      at least 65% of its net assets in common
                                      stocks and related securities of companies
                                      which the subadviser believes are
                                      undervalued in the market relative to
                                      their long term potential.

 Large                                Cap Value Seeks long-term growth of
                                      capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.

 Classic Value Seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets in domestic equity securities.

 Utilities                            Seeks capital growth and current income
                                      (income above that available from a
                                      portfolio invested entirely in equity
                                      securities) by investing, under normal
                                      market conditions, at least 80% of the
                                      portfolio's net assets (plus any
                                      borrowings for investment purposes) in
                                      equity and debt securities of domestic and
                                      foreign companies in the utilities
                                      industry.

 Real Estate Securities               Seeks to achieve a combination of long-term capital
                                      appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate
                                      companies.
 Small                                Cap Opportunities Seeks long-term capital
                                      appreciation by investing, under normal
                                      circumstances, at least 80% of its assets
                                      in equity securities of companies with
                                      market capitalizations within the range of
                                      the companies in the Russell 2000 Index*.

 Small Company Value                  Seeks long-term growth of capital by investing, under
                                      normal market conditions, primarily in small companies
                                      whose common stocks are believed to be undervalued.
                                      Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for
                                      investment purposes) in companies with a market
                                      capitalization that do not exceed the maximum market
                                      capitalization of any security in the Russell 2000 Index* at the time of purchase.
 Special Value (only Series II Seeks long-term capital growth by investing, under normal available) circumstances, at least 80% of its net assets in common stocks and other equity securities of
                                      companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index*.

 Mid                                  Cap Value Seeks capital appreciation by
                                      investing, under normal market conditions, at least 80% of the portfolio's net assets
                                      (plus any borrowings for investment
                                      purposes) in mid-sized companies, with
                                      market capitalization of roughly $500
                                      million to $10 billion.

 Value                                Seeks to realize an above-average total
                                      return over a market cycle of three to
                                      five years, consistent with reasonable
                                      risk, by investing primarily in equity
                                      securities of companies with
                                      capitalizations similar to the market
                                      capitalization of companies in the Russell
                                      Midcap Value Index*.



 Portfolio                         Portfolio Manager

============================      ================================
 All Cap Value                    Lord, Abbett & Co
 500 Index                         MFC Global Investment

                                  Management (U.S.A.) Limited

 500 Index B                      MFC Global Investment

                                  Management (U.S.A.) Limited

 Fundamental Value                 Davis Advisors
 U.S. Core                        Grantham, Mayo, Van Otterloo &
                                  Co. LLC
 Large Cap                         UBS Global Asset Management
 Quantitative Value               MFC Global Investment

                                  Management (U.S.A.) Limited

 American Growth-Income            Capital Research Management
                                  Company

 Equity-Income                    T. Rowe Price Associates, Inc.
 American Blue Chip Income         Capital Research Management
 and Growth                       Company
 Income & Value                   Capital Guardian Trust Company




 Portfolio                         Investment Description

============================      ==============================================================
 All                              Cap Value Seeks capital appreciation by
                                  investing in equity securities of U.S. and
                                  multinational companies in all capitalization
                                  ranges that the subadviser believes are
                                  undervalued.

 500 Index                         Seeks to approximate the aggregate total return of a broad
                                  U.S. domestic equity market index by attempting to track
                                  the performance of the S&P 500 Composite Stock Price
                                  Index*.
 500 Index B                      Seeks to approximate the aggregate total return of a broad
                                  U.S. domestic equity market index investing, under normal
                                  market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common
                                  stocks that are included in the S&P 500 Index* and (b)
                                  securities (which may or may not be included in the S&P
                                  500 Index) that MFC Global (U.S.A.) believes as a group
                                  will behave in a manner similar to the index.
 Fundamental                      Value Seeks growth of capital by investing,
                                  under normal market conditions, primarily in
                                  common stocks of U.S. companies with market
                                  capitalizations of at least $5 billion that
                                  the subadviser believes are undervalued. The
                                  portfolio may also invest in U.S. companies
                                  with smaller capitalizations.

 U.S. Core                        Seeks long-term growth of capital and income, consistent
                                  with prudent investment risk, by investing primarily in a
                                  diversified portfolio of common stocks of U.S. issuers
                                  which the subadviser believes are of high quality.
 Large                            Cap Seeks to maximize total return, consisting
                                  of capital appreciation and current income by
                                  investing, under normal circumstances, at
                                  least 80% of its net assets (plus borrowings
                                  for investment purposes, if any) in equity
                                  securities of U.S. large capitalization
                                  companies.

 Quantitative Value               Seeks long-term capital appreciation by investing primarily in large-cap U.S. securities with the potential for long-term growth of capital.
 American                         Growth-Income Invests all of its assets in
                                  Class 2 shares of the Growth- Income Fund, a
                                  series of American Fund Insurance Series. The
                                  Growth-Income Fund invests primarily in common
                                  stocks or other securities which demonstrate
                                  the potential for appreciation and/or
                                  dividends.

 Equity-Income                    Seeks to provide substantial dividend income
                                  and also long- term capital appreciation by
                                  investing primarily in dividend-paying common
                                  stocks, particularly of established companies
                                  with favorable prospects for both increasing
                                  dividends and capital appreciation.

 American Blue Chip Income Invests all of its assets in Class 2 shares of the Blue Chip and Growth Income and Growth Fund, a series of American Fund

                                  Insurance Series. The Blue Chip Income and Growth Fund
                                  invests primarily in common stocks of larger, more
                                  established companies based in the U.S. with market
                                  capitalizations of $4 billion and above.
 Income & Value                   Seeks the balanced accomplishment of (a) conservation of
                                  principal and (b) long-term growth of capital and income
                                  by investing the portfolio's assets in both equity and fixed-
                                  income securities. The subadviser has full discretion to
                                  determine the allocation between equity and fixed income
                                  securities.


 Portfolio                               Portfolio Manager

==================================      ==================================
 PIMCO VIT All Asset Portfolio          Pacific Investment Management

 (a series of the PIMCO Variable        Company
 Insurance Trust) (only Class M
 is available for sale)
 Global Allocation                       UBS Global Asset Management
 High Yield                             Salomon Brothers Asset

                                        Management Inc.

 U.S. High Yield Bond                   Wells Fargo Fund Management, LLC

 Strategic Bond                         Salomon Brothers Asset

                                        Management Inc.

 Strategic Income                        Sovereign Asset Management, LLC
 Global Bond                            Pacific Investment Management
                                        Company

 Investment Quality Bond                 Wellington Management Company,
                                        LLP

 Total Return                           Pacific Investment Management
                                        Company

 American Bond                           Capital Research Management Co LLC


 Portfolio                               Investment Description

==================================      ===============================================================
 PIMCO VIT All Asset Portfolio          The portfolio invests primarily in a diversified mix of: (a)
 (a series of the PIMCO Variable        common stocks of large and mid sized U.S. companies, and
 Insurance Trust) (only Class M         (b) bonds with an overall intermediate term average
 is available for sale)                 maturity.
 Global Allocation                       Seeks total return, consisting of long-term capital
                                        appreciation and current income, by
                                        investing in equity and fixed income
                                        securities of issuers located within and
                                        outside the U.S.

 High                                   Yield Seeks to realize an above-average
                                        total return over a market cycle of
                                        three to five years, consistent with
                                        reasonable risk, by investing primarily
                                        in high yield debt securities, including corporate bonds and other fixed-income securities.

 U.S. High Yield Bond                    Seeks total return with a high level of current income by
                                        investing, under normal market conditions, primarily in
                                        below investment-grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The portfolio also invests in corporate debt securities and may buy
                                        preferred and other convertible securities and bank loans.
 Strategic Bond                         Seeks a high level of total return consistent with
                                        preservation of capital by giving its subadviser broad
                                        discretion to deploy the portfolio's assets among certain
                                        segments of the fixed income market as the subadviser
                                        believes will best contribute to achievement of the
                                        portfolio's investment objective.
 Strategic                              Income Seeks a high level of current
                                        income by investing, under normal market
                                        conditions, primarily in foreign
                                        government and corporate debt securities
                                        from developed and emerging markets;
                                        U.S. Government and agency securities;
                                        and U.S. high yield bonds.

 Global Bond                            Seeks to realize maximum total return, consistent with
                                        preservation of capital and prudent investment
                                        management, by investing the portfolio's assets primarily in fixed income securities denominated in major foreign
                                        currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.
 Investment Quality Bond                 Seeks a high level of current income consistent with the
                                        maintenance of principal and liquidity, by investing in a
                                        diversified portfolio of investment grade bonds.
                                        Investments will tend to focus on corporate bonds and U.S.
                                        Government bonds with intermediate to longer term
                                        maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.
 Total Return                           Seeks to realize maximum total return, consistent with
                                        preservation of capital and prudent investment
                                        management, by investing, under normal market
                                        conditions, at least 65% of the portfolio's assets in a
                                        diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally
                                        vary within a three-to six-year time frame based on the
                                        subadviser's forecast for interest rates.
 American Bond Seeks to maximize current income and preserve capital.



 Portfolio                          Portfolio Manager

=============================      =================================
 Real Return Bond                  Pacific Investment Management
                                   Company

 Core Bond                          Wells Fargo Fund Management, LLC

 Active Bond                       Declaration Management &
                                   Research LLC
                                   Sovereign Asset Management, LLC
 U.S. Government Securities         Salomon Brothers Asset

                                   Management Inc.

 Money Market                      MFC Global Investment
                                   Management (U.S.A.) Limited

 Lifestyle Aggressive               MFC Global Investment
                                   Management (U.S.A.) Limited
                                   Deutsche Asset Management Inc.

 Lifestyle Growth                  MFC Global Investment
                                   Management (U.S.A.) Limited
                                   Deutsche Asset Management Inc.

 Lifestyle Balanced                 MFC Global Investment
                                   Management (U.S.A.) Limited
                                   Deutsche Asset Management Inc.


 Portfolio                          Investment Description

=============================      ==============================================================
 Real Return Bond                  Seeks maximum return, consistent with preservation of
                                   capital and prudent investment management, by investing,
                                   under normal market conditions, at least 80% of its net
                                   assets in inflation-indexed bonds of varying maturities
                                   issued by the U.S. and non-U.S. governments and by
                                   corporations.
 Core Bond                          Seeks total return consisting of income and capital
                                   appreciation by investing, under normal market conditions, in a broad range of investment-grade debt securities. The
                                   subadviser invests in debt securities that the subadviser
                                   believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate
                                   sensitivity. From time to time, the portfolio may also invest in unrated bonds that the subadviser believes are
                                   comparable to investment-grade debt securities. Under
                                   normal circumstances, the subadviser expects to maintain
                                   an overall effective duration range between 4 and 51/2 years.
 Active                            Bond Seeks income and capital appreciation by
                                   investing at least 80% of its assets in a
                                   diversified mix of debt securities and
                                   instruments.

 U.S. Government Securities Seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

 Money                             Market Seeks maximum current income
                                   consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U.S.
                                   entities.

 Lifestyle                         Aggressive Seeks to provide long-term growth
                                   of capital (current income is not a
                                   consideration) by investing 100% of the
                                   Lifestyle Trust's assets in other portfolios
                                   of the Trust which invest primarily in equity
                                   securities.

 Lifestyle Growth                  Seeks to provide long-term growth of capital with
                                   consideration also given to current income by investing
                                   approximately 20% of the Lifestyle Trust's assets in other portfolios of the Trust which invest primarily in fixed
                                   income securities and approximately 80% of its assets in
                                   other portfolios of the Trust which invest primarily in
                                   equity securities.
 Lifestyle Balanced                 Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the
                                   Lifestyle Trust's assets in other portfolios of the Trust
                                   which invest primarily in fixed income securities and
                                   approximately 60% of its assets in other portfolios of the
                                   Trust which invest primarily in equity securities.


 Portfolio                      Portfolio Manager

=========================      ================================
 Lifestyle Moderate            MFC Global Investment

                               Management (U.S.A.) Limited

                               Deutsche Asset Management Inc.

 Lifestyle Conservative        MFC Global Investment

                               Management (U.S.A.) Limited

                               Deutsche Asset Management Inc.


 Portfolio                      Investment Description

=========================      ===========================================================
 Lifestyle Moderate            Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the
                               Lifestyle Trust's assets in other portfolios of the Trust
                               which invest primarily in fixed income securities and
                               approximately 40% of its assets in other portfolios of the
                               Trust which invest primarily in equity securities.
 Lifestyle                     Conservative Seeks to provide a high level of
                               current income with some consideration also given
                               to growth of capital by investing approximately
                               80% of the Lifestyle Trust's assets in other
                               portfolios of the Trust which invest primarily in
                               fixed income securities and approximately 20% of
                               its assets in other portfolios of the Trust which
                               invest primarily in equity securities.


*"Standard & Poor's (Reg. TM)," "S&P 500 (Reg. TM)," "Standard and Poor's 500 (Reg. TM)" and "S&P Mid Cap 400 (Reg. TM)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000 (Reg. TM)," "Russell 2000 (Reg. TM) Growth" and "Russell 3000 (Reg. TM)" are trademarks of Frank Russell Company. "Wilshire 5000 (Reg. TM)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE (Reg. TM)" are trademarks of Morgan Stanley & Co. Incorporated. None of the portfolios are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the portfolios.

     The indexes referred to in the portfolio descriptions track companies having the ranges of market capitalization, as of December 31, 2005, set out below:

     Russell 2000 Growth Index - $26 million to $4.4 billion Russell 2000 Index
     - $105 million to $4.4 billion Russell 3000 Index - $26 million to $370 billion Russell 2000 Value Index - $41 million to $3.5 billion Russell Midcap Value Index - $582 million to $18.2 billion Wilshire 5000 Equity Index - $1 million to $370 billion MSCI All Country World ex US Index - $419 million to $219.5 billion MSCI EAFA Index - $419 million to $219.5 billion S&P Mid Cap 400 Index - $423 million to $14.6 billion S&P 500 Composite Stock Price Index - $768 million to $370 billion

PART C
OTHER INFORMATION


Item 27. Exhibits

The following exhibits are filed as part of this Registration Statement:

     (a) Resolutions of Board of Directors of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) establishing Separate Account N. Incorporated by reference to exhibit A (1) to the pre-effective amendment no. 1 file number 333-71312 filed with the Commission on January 2, 2002.

     (b) Not applicable.

     (c) (1) Form of Distribution Agreement. Incorporated by reference to file number 333-66303 filed with the Commission on October 29, 1998.

     (2) Form of General Agent and Broker Dealer Servicing Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors. Incorporated by reference to Pre-Effective number 1, Exhibit 27
(c)(3), file number 333-126668 filed with the Commission on October 12, 2005.

     (3) Form of General Agent and Broker Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors. Incorporated by reference to Pre-Effective number 1, Exhibit 27 (c)(4), file number 333-126668 filed with the Commission on October 12, 2005.

     (d) Form of Specimen Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(5)(a) to this registration statement on Form S-6 filed on August 20, 2002.

     (e)(1) Form of Specimen Application for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post-effective amendment number 7 file number 33-52310 filed with the Commission on April 26, 1996.
(2) Specimen Application Supplement for Flexible Premium Variable Life Insurance Policy. Incorporated by reference to Exhibit A(10) to post-effective amendment number 9 file number 33-52310 filed with the Commission on April 26, 1996.

     (f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(6) to the registration statement file number 333-41814 filed with the Commission on July 20, 2000.

     (a) Amendment to the Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) dated July 16, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (2) By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (a) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (b) Amendment to the By-laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (g) Not Applicable.

     (h)(1) Form of Participation Agreement among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (i) (1) Form of Service Agreement between The Manufacturers Life Insurance Company and the John Hancock Life Insurance Company (U.S.A.) (formerly,The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(8)(a) (i), (ii), (iii), (iv), (v)and (vi) to pre-effective amendment No. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (2) Form of Amendment to Service Agreement between The Manufacturers Life Insurance Company and the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). Incorporated by reference to Exhibit A(8)(a)(vii) to post-effective amendment No. 11 file number 33-57018 filed with the Commission March 1, 1999.

     (3) Form of Service Agreement. Incorporated by reference to Exhibit A(8)(c)(i) to pre-effective amendment no. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (4) Form of Amendment to Service Agreement. Incorporated by reference to Exhibit A(8)(c)(ii) to pre-effective amendment no. 1 file number 333-51293 filed with the Commission on August 28, 1998.

     (j) Not applicable.

     (k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.). Incorporated by reference to Exhibit 2 (a) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

     (l) Not Applicable.

     (m) Not Applicable.

     (n) Consent of Independent Registered Public Accounting Firm filed herewith.

     (n)(1) Opinion of Counsel as to the eligibility of this post-effective amendment pursuant to Rule 485(b), filed herewith.

     (o) Not Applicable.

     (p) Not Applicable.

     (q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the Policies. Incorporated by reference to Exhibit A(6) to pre-effective amendment no. 1 file number 333-100597 filed with the Commission on December 16, 2002.

Powers of Attorney

     (i) Powers of Attorney for Alison Alden, James R. Boyle, Robert A. Cook, John DesPrezIII, John R. Ostler, Rex Schlaybaugh, Jr., Diana Scott, and Warren Thomson filed herewith.


Item 28. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) as of April 1, 2006


Name and Principal Business Address        Position with Depositor
-------------------------------------      --------------------------------------------------------
Directors
Alison Alden** ......................      Director
James R. Boyle* .....................      Director
Robert Cook** .......................      Director
John D. DesPrez III* ................      Director
John R. Ostler**** ..................      Director
Rex Schlaybaugh Jr.******* ..........      Director
Diana Scott* ........................      Director
Warren Thomson** ....................      Director
Officers
John D. DesPrez III* ................      Chairman and President
James Boyle* ........................      Executive Vice President, Annuities
Robert A Cook** .....................      Executive Vice President, Life Insurance
Steven Mannik**** ...................      Executive Vice President & General Manager, Reinsurance
Katherine MacMillan***** ............      Senior Vice President and General Manager, RPS
Marc Costantini* ....................      Senior Vice President & Chief Financial Officer
Alison Alden** ......................      Senior Vice President, Human Resources
Emanuel Alves* ......................      Vice President and Secretary
Jonathan Chiel* .....................      Executive Vice President & General Counsel
Joseph Scott* .......................      Vice President & Chief Administrative Officer
Mitchell A. Karman*** ...............      Vice President, Chief Compliance Officer & Counsel
                                           Senior Executive Vice President and Chief Investments
Donald A. Guloien**** ...............      Officer
Steven Finch**** ....................      Senior Vice President, Finance Protection
Warren Thomson** ....................      Executive Vice President, Investments
Patrick Gill* .......................      Senior Vice President and Controller
Peter Copestake***** ................      Senior Vice President and Treasurer

Name and Principal Business Address        Position with Depositor
-------------------------------------      -------------------------------------------
Peter Mitsopoulos****** .............      Vice President, Treasury
Ian Cook**** ........................      Senior Vice President and CFO, Investments
Philip Clarkson*** ..................      Vice President, Taxation
Brian Collins**** ...................      Vice President, Taxation
John H. Durfey**** ..................      Assistant Secretary
Kwong Yiu**** .......................      Assistant Secretary
Grace O'Connell* ....................      Assistant Secretary
Elizabeth Clark* ....................      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

******Principal Business Office is 380 Stuart Street, Boston, MA 02117

*******Principal Business Office is 400 Renaissance Center, Detroit, MI 48243


Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of John Hancock (USA), operated as a unit investment trust. Registrant supports benefits payable under John Hancock USA's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Trust and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.

A list of persons directly or indirectly controlled by or under common contract with John Hancock (USA) as of December 31, 2005 appears below:

     Manulife Reinsurance Limited (Bermuda)

     Cavalier Cable, Inc.

     John Hancock Investment Management Services, LLC

     Manulife Reinsurance (Bermuda) Limited

     Manulife Service Corporation

     John Hancock Life Insurance Company of New York

     Ennal, Inc.

     John Hancock Distributors, LLC

     Ironside Venture Partners I LLC

     Ironside Venture Partners II LLC

     Avon Long Term Care Leaders LLC

     Manulife Leasing Co., LLC


Item 30. Indemnification

     Article XII of the Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) provides as follows:

     No director of this Corporation shall be personally liable to the Corporation orits shareholders or policyholders for monetarydamages for breach of the director's fiduciary duty, provided,that the foregoingshall not eliminate or limit the liability of a director for any of the following:

(i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

(ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

(iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

(iv) a transaction from which the director derived an improper personal benefit; or

(v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability or any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. Principal Underwriter

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.


Name of Investment Company                              Capacity in Which Acting
--------------------------------------------------      -------------------------
John Hancock Variable Life Separate Account S ....      Principal Underwriter
John Hancock Variable Life Separate Account U ....      Principal Underwriter
John Hancock Variable Life Separate Account V ....      Principal Underwriter
John Hancock Variable Life Separate Account UV ...      Principal Underwriter
John Hancock Variable Annuity Separate Account I .      Principal Underwriter
John Hancock Variable Annuity Separate Account JF       Principal Underwriter
John Hancock Variable Annuity Separate Account U .      Principal Underwriter
John Hancock Variable Annuity Separate Account V .      Principal Underwriter
John Hancock Variable Annuity Separate Account H .      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account A ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account N ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account H ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account I ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account J ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account K ...............................      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.)
Separate Account M ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account B ...............................      Principal Underwriter
John Hancock Life Insurance Company of New York
Separate Account A ...............................      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following comprise the Board of Managers and officers of JHD LLC.


Name                          Title
------------------------      ---------------------------------------
Marc Costantini* .......      Chairman
Steve Finch**** ........      President and Chief Executive Officer

Name                                   Title
---------------------------------      -----------------------------------------------------------
Kevin Hill * ....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher Walker**** ..........      Vice President and Chief Compliance Officer
Marc Costantini* ................      Chairman
Steve Finch**** .................      President and CEO
Peter Copestake***** ............      Vice President and Treasurer
James C. Hoodlet*** .............      Secretary and General Counsel
Kevin Hill* .....................      Senior Vice President, U.S. Annuities and Managed Accounts
Katherine MacMillan***** ........      Senior Vice President, Retirement Plan Services
Christopher M. Walker**** .......      Vice President and Chief Compliance Officer
Brian Collins**** ...............      Vice President, U.S. Taxation
Philip Clarkson*** ..............      Vice President, U.S. Taxation
Jeffrey H. Long* ................      Chief Financial Officer and Financial Operations Principal
David Crawford**** ..............      Assistant Secretary

*Principal Business Office is 601 Congress Street, Boston, MA 02210

**Principal Business Office is 197 Clarendon Street, Boston, MA 02117

***Principal Business Office is 200 Clarendon Street, Boston, MA 02117

****Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5

*****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

     (c) John Hancock Distributors, LLC


     The information contained in the section titled "Principal Underwriter and Distributor" in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item 31.(c)(2-5).


Item 32. Location of Accounts and Records

     The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant's depositor keeps all other records required by Section 31 (a) of the Act.


Item 33. Management Services

     None


Item 34. Fee Representation

     Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     The John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, as of the 27th day of April, 2006.

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT N
                                  (Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III
                                    Chairman

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                  (Depositor)

                          By: /s/ John D. DesPrez III
                              ------------------
                              John D. DesPrez III

                                    Chairman

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration
Statement has been signed by the following persons in the capacities indicated as of the 27th day of April, 2006.


/s/ Patrick Gill
------------------------------
Patrick Gill                          Senior Vice President and Controller

/s/ Marc Costantini                   Senior Vice President and Chief Financial Officer
------------------------------
Marc Costantini
*                                     Director
------------------------------
Alison Alden
*                                     Director
------------------------------
James Boyle
*                                     Director
------------------------------
Robert Cook
*                                     Director
------------------------------
John D. DesPrez III
*                                     Director
------------------------------
John R. Ostler
*                                     Director
------------------------------
Rex Schlaybaugh Jr.
*                                     Director
------------------------------
Diana Scott
*                                     Director
------------------------------
Warren Thomson
/s/James C. Hoodlet
------------------------------
James C. Hoodlet

Pursuant to Power of Attorney